As filed with the Securities and Exchange Commission on  April 16, 2001
                                                          =============

                                              Securities Act File No. 33-27352
                                      Investment Company Act File No. 811-5780

-------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  X
                                                                         -

                  Pre-Effective Amendment No.
                                              ----


                  Post-Effective Amendment No.   33                      X
                                               ---==-                    -


REGISTRATION STATEMENT UNDER THE INVESTMENT
                  COMPANY ACT OF 1940                                    X
                                                                         --


                  Amendment No.   36
                                ---=


                              ENDEAVOR SERIES TRUST
               (Exact Name of Registrant as Specified in Charter)

                             4333 Edgewood Road N.E.
                          Cedar Rapids, Iowa 52499-0001

                      ------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, Including Area Code: (309)263-8379


       ------------------------------------------------------------------

                           Vincent J. McGuinness, Jr.
                            -------------------------
                                    President

                              Endeavor Series Trust


             4333 Edgewood Road N.E., Cedar Rapids, Iowa 52499-0001


      --------------------------------------------------------------------
                     (Name and Address of Agent for Service)
                     ---------------------------------------

                                   Copies to:

                             Robert N. Hickey, Esq.
                            Sullivan & Worcester LLP
              1025 Connecticut Avenue, N.W. Washington, D.C. 20036
             ------------------------------------------------------

It is proposed that this filing will become effective:

____     immediately upon filing pursuant to paragraph (b)

_X__    on May 1, 2001 pursuant to paragraph  (b)
__      60 days after filing  pursuant to paragraph (a)(1)
__      on ____________ pursuant to paragraph (a)(1)
__      75 days after  filing  pursuant  to  paragraph  (a)(2)
__      on  ____________  pursuant  to paragraph (a)(2) of Rule 485

__ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

-----------------------------------------


The Registrant has previously filed a declaration of indefinite registration of shares of beneficial interest of its Endeavor Money Market Portfolio, Endeavor Asset Allocation Portfolio, T. Rowe Price International Stock Portfolio, Endeavor Value Equity Portfolio (now known as the Capital Guardian Value Portfolio), Dreyfus Small Cap Value Portfolio, Dreyfus U.S. Government Securities Portfolio, T. Rowe Price Equity Income Portfolio, T. Rowe Price Growth Stock Portfolio, Endeavor Opportunity Value Portfolio (now known as the Jennison Growth Portfolio), Endeavor Enhanced Index Portfolio, Endeavor Select 50 Portfolio (now known as the Capital Guardian Global Portfolio), Endeavor High Yield Portfolio, Endeavor Janus Growth Portfolio and Capital Guardian U.S.
Equity Portfolio pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, (the "1940 Act"). Registrant's Rule 24f-2 Notice, on behalf of its Endeavor Money Market Portfolio, Endeavor Asset Allocation Portfolio, T. Rowe Price International Stock Portfolio, Endeavor Value Equity Portfolio, Dreyfus Small Cap Value Portfolio, Dreyfus U.S. Government Securities Portfolio,
T. Rowe Price Equity  Income  Portfolio,  T. Rowe Price Growth Stock  Portfolio,
Endeavor Opportunity Value Portfolio, Endeavor Enhanced Index Portfolio, Endeavor Select Portfolio, Endeavor High Yield Portfolio , Endeavor Janus Growth Portfolio and Capital Guardian U.S. Equity Portfolio for the fiscal year ended December 31, 2000 was filed on or about March 30, 2001.

                                  [FRONT COVER]




                                    ENDEAVOR

                                  Series Trust

                         Endeavor Money Market Portfolio
                   T. Rowe Price International Stock Portfolio
                        Capital Guardian Value Portfolio

                            Jennison Growth Portfolio
                        Dreyfus Small Cap Value Portfolio

                      T. Rowe Price Equity Income Portfolio
                      T. Rowe Price Growth Stock Portfolio
                        Endeavor Enhanced Index Portfolio
                         Endeavor Janus Growth Portfolio
                     Capital Guardian U.S. Equity Portfolio
                        Capital Guardian Global Portfolio

                  Dreyfus U.S. Government Securities Portfolio

                         Endeavor High Yield Portfolio
                       Endeavor Asset Allocation Portfolio

                                   Prospectus


                                   May 1, 2001


     Like all securities, these securities have not been approved or disapproved by the Securities and Exchange Commission, nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                               Table of Contents

                                                                           Page

INTRODUCTION.................................................................3
         Understanding the Trust.............................................3

THE PORTFOLIOS...............................................................5

Investment Summary...........................................................5
         Endeavor Money Market Portfolio.....................................7
         T. Rowe Price International Stock Portfolio........................10
         Capital Guardian Value Portfolio...................................13
         Jennison Growth Portfolio..........................................17
         Dreyfus Small Cap Value Portfolio..................................21
         T. Rowe Price Equity Income Portfolio..............................24
         T. Rowe Price Growth Stock Portfolio...............................27
         Endeavor Enhanced Index Portfolio..................................30
         Endeavor Janus Growth Portfolio....................................34
         Capital Guardian U.S. Equity Portfolio.............................37
         Capital Guardian Global Portfolio..................................39
         Dreyfus U.S. Government Securities Portfolio.......................42
         Endeavor High Yield Portfolio......................................46
         Endeavor Asset Allocation Portfolio................................50

Primary Risks of Investing in the Portfolios................................55

Additional Investment Strategies............................................57

Management..................................................................70
         The Manager........................................................70
         The Investment Advisers............................................70
         Brokerage Enhancement Plan.........................................80

Financial Highlights........................................................81

YOUR INVESTMENT............................................................107
         Shareholder Information...........................................107
         Dividends, Distributions and Taxes................................107
         Sales and Purchases of Shares.....................................108

GLOSSARY OF INVESTMENT TERMS...............................................110

FOR MORE INFORMATION..................................................Back Cover

INTRODUCTION

         Understanding the Trust

         Endeavor   Series  Trust  (the  "Trust")  is  an  open-end   management
investment company that offers a selection of fourteen managed investment portfolios or mutual funds (the "Portfolios"). Each of these Portfolios has its own investment objective designed to meet different investment goals. Please see the Investment Summary section of this Prospectus for specific information on each Portfolio. Certain terms are defined in the Glossary of Investment Terms in the back of this Prospectus.

Investing Through a Variable Insurance Contract


         Each Portfolio currently sells its shares only to separate accounts of Transamerica Life Insurance Company (formerly PFL Life Insurance Company) and certain of its affiliates ("Transamerica") and, in the future, may sell its shares to qualified pension and profit sharing plans. Transamerica created the separate accounts to fund different insurance contracts ("Contracts") including:


o variable life insurance policies (scheduled premium, flexible premium and single premium)

o    variable annuity contracts

As a Contract owner, your premium payments are allocated to one or more of these Portfolios in accordance with your Contract.

[SIDE BAR:

         Please see the Contracts prospectus that accompanies this Prospectus for a detailed explanation of your Contract.]

Understanding The Portfolios

         After this Introduction you will find an Investment Summary for each Portfolio. Each Investment Summary presents important facts about a Portfolio, including information about its investment objective, principal investment strategy, primary risks and past performance.

         As the following table indicates, each of the fourteen Portfolios of the Trust falls into one of six categories of funds. A particular type of Portfolio may be more appropriate for you depending upon your investment needs.

-------------------------------------------- -----------------------------------------------------------------------
Type of Fund                                 Portfolio

-------------------------------------------- -----------------------------------------------------------------------
-------------------------------------------- -----------------------------------------------------------------------
Money Market                                 Endeavor Money Market Portfolio

-------------------------------------------- -----------------------------------------------------------------------
-------------------------------------------- -----------------------------------------------------------------------
International Equity                         T. Rowe Price International Stock Portfolio
-------------------------------------------- -----------------------------------------------------------------------
-------------------------------------------- -----------------------------------------------------------------------
Domestic Equity                              Capital Guardian Value Portfolio
                                             Jennison Growth Portfolio
                                             Dreyfus Small Cap Value Portfolio
                                             T. Rowe Price Equity Income Portfolio
                                             T. Rowe Price Growth Stock Portfolio
                                             Endeavor Enhanced Index Portfolio
                                             Endeavor Janus Growth Portfolio
                                             Capital Guardian U.S. Equity Portfolio
-------------------------------------------- -----------------------------------------------------------------------
-------------------------------------------- -----------------------------------------------------------------------
Global Equity                                Capital Guardian Global Portfolio

-------------------------------------------- -----------------------------------------------------------------------
-------------------------------------------- -----------------------------------------------------------------------
Fixed Income                                 Dreyfus U.S. Government Securities Portfolio
                                             Endeavor High Yield Portfolio
-------------------------------------------- -----------------------------------------------------------------------
-------------------------------------------- -----------------------------------------------------------------------
Balanced                                     Endeavor Asset Allocation Portfolio
(Equity and Fixed Income)

-------------------------------------------- -----------------------------------------------------------------------

Description of Types of Funds:

Money Market Funds


         Money market funds try (although there is no assurance they will be successful) to maintain a share price of $1.00 while paying income to shareholders. Money market funds must follow strict rules as to the investment quality, maturity, diversification and other features of the securities they purchase and the average remaining maturity of the securities cannot be greater than 90 days.


Equity Funds

         Although they may involve more risk, historically, equity securities such as common stocks have offered higher returns than bonds or other investments over the long term.

Fixed Income Funds

         Fixed income securities are securities that pay a specified rate of return. Historically, fixed income funds are not as volatile as equity funds. These funds may lend stability to a portfolio made up primarily of stocks. These funds, other than those which invest substantially all of their assets in high yield, high risk securities, may also be a good choice if you are a fairly cautious investor.

Balanced Funds

         Balanced funds are generally "middle-of-the-road" investments that seek to provide some combination of growth, income, and conservation of capital by investing in a mix of stocks, bonds, and/or money market instruments. Because the prices of stocks and bonds do not tend to move in lockstep, balanced funds are able to use rewards from one type of investment to help offset the risks from another.

THE PORTFOLIOS

         Investment Summary

Each Portfolio's summary discusses the following :

o        Investment Objective

                  What is the Portfolio's investment goal?

o        Principal Investment Strategy

                  How does the Portfolio attempt to achieve its investment goal? What types of investments does it contain? What style of investing and investment philosophy does it follow?

o        Primary Risks

                  What are the specific risks of investing in the Portfolio?

o        Past Performance

                  How well has the Portfolio performed over time?

         In addition to its principal investment strategy, each Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in this section of the Prospectus. These other securities and investment techniques and practices in which a Portfolio may engage, together with their risks, are briefly discussed in "Additional Investment Strategies" in this Prospectus.

[SIDE BAR: A Portfolio's investment adviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, when the issuer's investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions, or for other investment reasons.]

         Following the Investment Summary is the section entitled "Primary Risks of Investing in the Portfolios" which lists some of the factors that may affect the value of a Portfolio's investments. Shares of a Portfolio are not deposits or obligations of, or guaranteed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

         The Statement of Additional Information provides more detailed information regarding the various types of securities that a Portfolio may purchase and certain investment techniques and practices of its investment adviser. For details about how to obtain a copy of the Statement of Additional Information and other reports and information, see the back cover of this Prospectus.


[SIDE BAR: Each Portfolio in this Prospectus is a mutual fund: a pooled investment that is professionally managed and that gives you the opportunity to participate in financial markets. Each Portfolio strives to reach its stated investment objective, which can be changed by the Trust's Board of Trustees without shareholder approval. As with all mutual funds, there is no guarantee that a Portfolio will achieve its investment objective. You could lose money investing in a Portfolio, but you also have the potential to make money.]


A NOTE ON FEES

         As an investor in any of the Portfolios, you will incur various operating costs, including management expenses. You also will incur fees associated with the Contracts which you purchase. Detailed information about the cost of investing in a Portfolio is presented in the "Annuity Policy Fee Table" section of the accompanying prospectus for the Contracts through which Portfolio shares are offered to you.

[Left side:]

                         Endeavor Money Market Portfolio

[SIDE BAR:

         This Portfolio may be appropriate for you if you seek:

o        A conservative investment
o        Current income
o        Preservation of capital]

Investment Objective

         To provide current income, preservation of capital and liquidity through investment in short-term money market securities.

Principal Investment Strategy

         The Portfolio invests in the following types of high quality money market securities that present minimal credit risks:

o U.S. government securities, including Treasuries and bonds and notes issued by government agencies or government-sponsored entities such as the Federal Home Loan Bank, Government National Mortgage Association (GNMA or "Ginnie Mae"), Federal National Mortgage Association (FNMA or "Fannie Mae") and Student Loan Marketing Association (SLMA or "Sallie Mae")

o certificates of deposit, bankers' acceptances and other obligations issued or guaranteed by bank holding companies in the U.S. and their subsidiaries

o U.S. dollar-denominated obligations ("Eurodollar obligations") of bank holding companies in the U.S., their subsidiaries and their foreign branches or of the World Bank

o commercial paper and other short-term obligations issued by U.S. and foreign corporations

o    repurchase agreements

         The Portfolio invests in money-market securities with remaining maturities of 13 months or less and with a dollar-weighted average maturity of 90 days or less. The Portfolio's investments are limited to those securities that meet maturity, quality and diversification standards with which money market funds must comply. In selecting securities for investment, the investment adviser seeks to invest in those securities that it believes entail reasonable risk considered in relation to the Portfolio's investment policies.

[Right Side:]


Primary Risks

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 55, any of which could cause the Portfolio's return to decrease or could cause the Portfolio's yield to fluctuate:


o        Interest rate risk
o        Credit risk
o        Foreign investment risk

         In addition, an investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is still possible to lose money by investing in the Portfolio.


Past Performance

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The bar chart below shows you the Portfolio's performance for each full calendar year since its inception (4/8/91) and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. Morgan Stanley Asset Management has been the Portfolio's investment adviser since May 1, 1998. Prior to that date, a different firm managed the Portfolio and the performance prior to May 1, 1998 is attributable to that firm.


             Year-by-Year Total Return as of 12/31 of Each Year

--------- -------- -------- -------- -------- ------- -------- -------- --------

2.90%     2.19%    3.41%    5.54%    4.91%    5.07%   4.96%    4.75%    5.95%
                                                                        =====




92        93       94       95       96       97      98       99        00
                                                               ==         =

--------- -------- -------- -------- -------- ------- -------- -------- --------

      High Quarter: 2nd- 1995 +1.53%

      Low Quarter: 1st - 1993 +0.53%


         The table below sets forth the Portfolio's average annual compounded total returns for the 1-year period, 5-year period, and since inception through 12/31/00.


     ----------------- -------------------------------------------------


                       Average Annual Total Return as of  12/31/00
                                                           =======

                       -------------------------------------
                                                          Since

                       1 Year            5 Year           Inception
                       ------            ------           ---------


                         5.95%          5.12%            4.47%
                          =====          =====            ====


     ----------------- ----------------- ---------------- --------------

         For up-to-date yield information, please call 1-800-525-6205.

[SIDE BAR:


         Portfolio Management

o        Morgan Stanley Asset Management
                           see page  71
                                      =
o        For financial highlights
                           see page  82]
                                      ==

[Left Side:]

                   T. Rowe Price International Stock Portfolio

[SIDE BAR:

         This Portfolio may be appropriate for you if you seek:

o To diversify your domestic stock portfolio by adding foreign investments and are comfortable with the risks accompanying these investments

o    Long-term growth of capital]

Investment Objective

     To provide long-term growth of capital through investments primarily in the common stocks of established non-U.S. companies.

Principal Investment Strategy


         The Portfolio's investment adviser expects to invest substantially all of the Portfolio's assets outside the United States and to diversify broadly among developed and emerging countries throughout the world. Stock selection reflects a growth style. The investment adviser may purchase the equity securities (primarily common stocks) of companies of any size, but the focus will typically be on large- and, to a lesser extent, medium-sized companies.


         The investment adviser employs in-depth fundamental research in an effort to identify companies capable of achieving and sustaining above-average, long-term earnings growth. The investment adviser seeks to purchase such stocks at reasonable prices in relation to present or anticipated earnings, cash flow, or book value, and valuation factors, such as price/earnings and price/cash flow ratios. Valuation factors often influence the investment adviser's allocations among large- or mid-cap companies.


         While the investment adviser invests with an awareness of the global economic backdrop and its outlook for industry sectors and individual countries, bottom-up stock selection is the focus of decision-making. Country allocation is driven largely by stock selection, though investments may be limited in markets that appear to have poor overall prospects.


[SIDE BAR:

         When  investment  advisers  use  a  "bottom-up"  approach,   they  look
primarily at individual companies against the context of broader market or country factors.]

[Right Side:]

Primary Risks

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 55, any of which could cause the Portfolio's return or the price of its shares to decrease:


o        Market risk
o        Foreign investment risk
o        Market capitalization risk
o        Investment style risk

         In addition, investments in emerging markets include all of the risks of investments in foreign securities and are subject to abrupt and severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Such countries may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners and economies based on only a few industries. For these reasons, all of the risks of investing in foreign securities are heightened by investing in emerging markets countries. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

Past Performance


         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The bar chart below shows you the Portfolio's performance for each full calendar year since its inception (4/8/91) and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. T. Rowe Price International, Inc. has been the Portfolio's investment adviser since January 3, 1995. Prior to that date, a different firm managed the Portfolio and the performance prior to January 3, 1995 is attributable to that firm.


               Year-by-Year Total Return as of 12/31 of Each Year

    ------------ ----------- --------- ---------- ---------- ---------- --------- --------- -----------

    (3.61)%      18.48%      (5.67)%   10.37%     15.23%     2.54%      15.44%    32.35 %   (18.26)%
                                                                                            ========






    92           93          94        95         96         97         98        99         00
                                                                                  ==          =

    ------------ ----------- --------- ---------- ---------- ---------- --------- --------- -----------

      High Quarter: 4th - 1999 + 23.26%

        Low Quarter: 3rd - 1998 -14.19%


         The table below compares the Portfolio's average annual compounded total returns for the 1-year period, 5-year period, and from inception through 12/31/00 with the MSCI EAFE Index, a widely recognized index measuring the broad market performance of equity securities throughout Europe, Australia and the Far East, and with the Lipper VA International Index, an equally weighted performance index of international funds underlying 30 variable annuities. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.


    --------------------------------------------------------------------------

                      Average Annual Total Return as of  12/31/00
                                                          =======

                  -------------- ------------ ----------- -------------

                                                             Since

                                   1 Year       5 Year     Inception

                  -------------- ------------ ----------- -------------


    Portfolio                     (18.26)%     8.10%        6.50%
                                   ========     =====        ====
    MSCI EAFE Index               (14.17)%     7.13%        7.67%*
                                   ========     =====        =====

    Lipper VA International


       Index                      (15.83)%     8.55%      7.90%**
                                   ========      =====       ====

    ---------------------------- ------------ ----------- ------------- -------

          *        From 3/31/91
          **       Since Index's inception on 12/31/91

[SIDE BAR:

         Portfolio Management


o        T. Rowe Price International, Inc.
                           see page  72
                                      =
o        For financial highlights
                           see page  83]
                                      ==

[Left Side:]

                        Capital Guardian Value Portfolio


[SIDE BAR:


         This Portfolio may be appropriate for you if you seek:

o        A relatively conservative equity investment
o        Long-term growth of capital and income]

Investment Objective

     To provide long-term growth of capital and income through investments in a portfolio comprised primarily of equity securities of U.S. issuers and securities whose principal markets are in the U.S. (including American Depositary Receipts ("ADRs") and other U.S. registered foreign securities.

Principal Investment Strategy


         The Portfolio normally will invest primarily in common stocks (or securities convertible into or exchangeable for common stocks) of companies with market capitalization greater than $1.5 billion at the time of purchase.


[SIDE BAR:

         The Portfolio can also hold cash, invest in cash equivalents and U.S. government securities when prevailing market and economic conditions indicate that it is desirable to do so. The Portfolio intends to remain fully invested; however, cash and cash equivalents maybe held for defensive purposes.]

         In selecting securities for purchase or sale by the Portfolio, the Portfolio's investment adviser uses a "value" approach to investing, and searches for securities of companies it believes exhibit one or more "value" characteristics relative to the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The "value" characteristics include below market price to earnings ratios, below market price to book ratios, and equal to or above market dividend yields.

         Based on the research carried out by the investment adviser's analysts, portfolio managers look across industry sectors in selecting stocks for the Portfolio. With a long-term perspective, portfolio managers look for quality companies at attractive prices that will outperform their peers and the benchmark over time. In keeping with the investment adviser's bottom-up philosophy, the weighting for any given sector reflects the managers' and analysts' assessments and outlooks for individual companies within that sector. Weightings are arrived at through individual stock selection rather than through top-down judgments.


[SIDE BAR:

         Market capitalization is the most commonly used measure of the size and value of a company. It is the total value of a company's stock in the marketplace and is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. Generally, large-cap companies have market capitalizations in excess of $5 billion; mid-cap companies have market capitalizations ranging from $1.5 billion to $5 billion; and small-cap companies have market capitalizations ranging from $150 million to $1.5 billion.]

[Right Side:]


Primary Risks

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 55, any of which could cause the Portfolio's return or the price of its shares to decrease:


o        Market risk
o        Credit risk
o        Interest rate risk
o        Foreign investment risk
o        Market capitalization risk
o        Investment style risk


Past Performance

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The bar chart below shows you the Portfolio's performance for each full calendar year since its inception (5/27/93) and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. Capital Guardian Trust Company has been the Portfolio's investment adviser since October 9, 2000. Prior to that date, a different firm managed the Portfolio and the performance prior to October 9, 2000 set forth below is attributable to that firm. For information on the performance results of Capital Guardian Trust Company's U.S. Value Equity Composite, see "Management - The Investment Advisers" on page 72.


             Year-by-Year Total Return as of 12/31 of Each Year

     ------------ ---------- ---------- ----------- ---------- ---------- -----

      4.09%      34.59%     23.84%      24.81%      7.56%     (3.06)%     5.57%
                                                                          =====






         94          95         96          97         98         99         00
                                                                  ==          =

     ------------ ---------- ---------- ----------- ---------- ---------- -----

                        High Quarter: 4th - 1998 +14.89%

                         Low Quarter: 3rd - 1998 -15.72%


         The table below compares the Portfolio's average annual compounded total returns for the 1-year period, 5-year period, and since inception through 12/31/00 with the S&P 500 Index, a widely recognized unmanaged index that measures the stock performance of 500 large- and medium-sized publicly traded companies and is often used to indicate the performance of the overall stock market, with the Russell 1000 Value index, an unmanaged index that measures the performance of the 1000 largest companies in the Russell 3000 Index with lower price-to-book ratios and lower forecasted growth values , with the Lipper VA Capital Appreciation Index, an equally weighted performance index of capital appreciation funds underlying 30 variable annuities and with the Lipper VA Equity Income Index, which measures the total returns earned by 10 variable annuities investing in equity income funds. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

     --------------------------------------------------------------------------

                                 Average Annual Total Return as of  12/31/00
                                                                     =======

                             ---------------- ---------------- --------------

                                                                   Since

                                 1 Year           5 Year         Inception
                                 ------           ------         ---------

                             ---------------- ---------------- --------------


     Portfolio                    5.57%          11.20%          12.52%
                                   =====          ======          =====
     S&P 500 Index               (9.10)%         18.33%          17.50%*
                                  =======         ======          ======
     Russell 1000                (7.79)%         18.16%          17.35%
                                  =======         ======          =====

       Value Index


     Lipper VA Capital          (14.42)%         14.12%          14.05%*
                                 ========         ======          ======

       Appreciation Index


     Lipper VA Equity             8.36%           11.20%          13.81%*
     =================            =====           ======          ======
       Income Index
     ==============

     ----------------------- ---------------- ---------------- --------------

              *  From 5/31/93



[SIDE BAR:

         Portfolio Management


o        Capital Guardian Trust Company
                           see page  72
                                      =
o        For financial highlights
                           see page  85]
                                      ==

[Left Side:]

                            Jennison Growth Portfolio




[SIDE BAR:

         This Portfolio may be appropriate for you if you seek:

o Growth of capital over the long term and are willing to assume the risk of short-term share price fluctuations]

Investment Objective

         To seek long-term growth of capital.

Principal Investment Strategy

         The Portfolio invests substantially all, but at least 65%, of its total assets in equity securities, principally common stocks, preferred stocks, warrants, rights and depositary receipts, of U.S. companies with market capitalizations of at least $1 billion and above average prospects for growth. These companies are generally medium-to large-capitalization companies.

         In general, the Portfolio stays fully invested in stocks and does not try to time the market. The investment adviser uses a bottom up approach, researching and evaluating individual companies, to manage the Portfolio's investments.

         In selecting stocks for the Portfolio, the investment adviser looks for companies with the following financial characteristics:

o        Superior absolute and relative earnings growth

o        Above average revenue and earnings per share growth

o        Sustainable or improving profitability

o        Strong balance sheets


         In addition, the investment adviser looks for companies that have actually achieved or exceeded expected earnings results and are attractively valued relative to their growth prospects. Earnings predictability and confidence in earnings forecasts are important parts of the selection process. Securities in which the Portfolio invests have historically been more volatile than the S &P 500 Index. In addition, companies that have an earnings growth ratio higher than that of the average S &P 500 company tend to reinvest their earnings rather than distribute them, so the Portfolio is not likely to receive significant dividend income on its investments. The investment adviser focuses on stocks of companies that have distinct attributes such as:


o        Strong market position with a defensible franchise

o        Unique marketing competence

o        Strong research and development leading to superior new product flow

o        Capable and disciplined management


         Such companies generally trade at high prices relative to their current earnings. The Portfolio may invest up to 20% of its assets in the securities of foreign issuers. For purposes of the 20% limit, ADRs and other similar receipts or shares are not considered to be foreign securities.


         The Portfolio may invest up to 35% of its total assets in equity-related securities of companies that are undergoing changes in management or product or changes in marketing dynamics that have not yet been reflected in reported earnings (but are expected to affect earnings in the intermediate term). These securities often are not widely known and are favorably valued.

[Right Side:]


Primary Risks

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 55, any of which could cause the Portfolio's return or the price of its shares to decrease:


o        Market risk
o        Foreign investment risk
o        Market capitalization risk
o        Investment style risk


Past Performance

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The bar chart below shows you the Portfolio's performance for each full calendar year since its inception (11/18/96) and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. Jennison Associates LLC has been the Portfolio's investment adviser since October 9, 2000. Prior to that date, a different firm managed the Portfolio and the performance set forth below prior to October 9, 2000 is attributable to that firm. For information on the performance results of Jennison's Growth Equity Composite, see "Management - The Investment Advisers" on page 79.


       Year-by-Year Total Return as of 12/31 of Each Year

             ------------- ---------- ---------- ----------

                16.81%       5.18%      4.79%    (11.58)%
                                                 ========


                  97          98         99         00
                                         ==          =

             ------------- ---------- ---------- ----------

           High Quarter:  4th - 1998      +11.60%
           Low Quarter:   3rd- 1998       -13.85%


         The table below compares the Portfolio's average annual compounded total returns for the 1-year period and since inception through 12/31/00 with the S&P 500 Index, a widely recognized index that measures the stock performance of 500 large- and medium-sized publicly traded companies and is often used to indicate the performance of the overall stock market, with the Lipper VA Flexible Portfolio Index, an equally weighted performance index of flexible portfolio funds underlying 30 variable annuities and with the Lipper VA Growth Index, an equally weighted performance index of growth funds underlying 30 variable annuities. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

      -------------------------------------------------------------------

     Average Annual Total Return as of 12/31/00


                    -------------- ----------- -------------

                                                  Since

                                     1 Year     Inception

                    -------------- ----------- -------------


      Portfolio                     (11.58)%     3.35%
                                     ========     ====
      S&P 500 Index                 (9.10)%      6.23%*
                                     =======      =====

      Lipper VA Flexible


          Portfolio Index           (2.64)%      9.54%*
                                     =======       ====

      Lipper VA Growth Index        (13.24)%     13.31%*
      ======================        ========     ======

      ---------------------------- ----------- ------------- ------------

            *  From 11/30/96

[SIDE BAR:

         Portfolio Management


o        Jennison Associates LLC
                           see page  79
                                      =
o        For financial highlights
                           see page  87]
                                      ==

[Left Side:]

                        Dreyfus Small Cap Value Portfolio

[SIDE BAR:

         This Portfolio may be appropriate for you if you seek:

o        Long-term growth of capital
o                          A less conservative  investment with greater risk and
                           reward  potential  than  a  portfolio   investing  in
                           large-capitalization companies]

Investment Objective

         To seek capital growth by investing in companies with a median-capitalization of approximately $750 million, with at least 75% of the Portfolio's investments in companies with capitalizations between $150 million and $1.5 billion.

Principal Investment Strategy

         The Portfolio normally invests in "value" companies. The investment adviser uses its own research and computer models to identify by various measures those companies that appear to be underpriced, but have good prospects for capital growth and dividend growth.

         In selecting investments, the investment adviser generally favors companies with the following:

o        relatively low price-to-book ratios
o        low price-to-earnings ratios
o        higher-than-average dividend payments in relation to price

         Because a company could remain undervalued for years, value investors search for factors that could trigger a rise in price, including new products or markets, opportunities for greater market share and more effective management.

         Most of the Portfolio's assets will be invested in equity securities, primarily common stocks of U.S. issuers. Normally, the Portfolio will not invest more than 20% of its total assets in foreign securities.

[Right side:]


Primary Risks

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 55, any of which could cause the Portfolio's return or the price of its shares to decrease:


o        Market risk
o        Foreign investment risk
o        Market capitalization risk
o        Investment style risk


         The Portfolio's emphasis on stocks of companies paying high dividends may limit its potential for appreciation in a broad market advance. Such securities may also decline in value when interest rates rise sharply. Also, a company may reduce or eliminate its dividend.


Past Performance


         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The bar chart below shows you the Portfolio's performance for each full calendar year since its inception (5/4/93) and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. The Dreyfus Corporation has been the Portfolio's investment adviser since September 16, 1996. Prior to that date, a different firm managed the Portfolio and the performance set forth below prior to September 16, 1996 is attributable to that firm.


          Year-by-Year Total Return as of 12/31 of Each Year

     ------------ --------- ---------- --------- ---------- ---------- ---------

     (1.79)%      14.05%    25.63%     25.56%    (2.18)%    29.39%     11.02%
                                                                       ======


     94           95        96         97        98         99         00
                                                                       ==

     ------------ --------- ---------- --------- ---------- ---------- ---------

     High Quarter:  2nd -1999    +31.03%
     Low Quarter:  3rd -1998      -27.73%


         The table below compares the Portfolio's average annual compounded total returns for the 1-year period, 5-year period, and since inception through 12/31/00 with the Russell 2000 Index, a widely recognized unmanaged index that measures small company stock performance, and with the Lipper VA Small-Cap Index, an equally weighted performance index of small cap funds underlying 30 variable annuities. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.


     ---------------------------------------------------------------------------

                       Average Annual Total Return as of  12/31/00
                                                           =======

                         ----------- ------------- ----------------- ----------

                                                                          Since

                                        1 Year          5 Year         Inception
                                        ------          ------         ---------

                   ----------------- ------------- ----------------- -----------


     Portfolio                          11.02%         17.24%           14.24%
                                         ======         ======           =====
     Russell 2000 Index                (3.02)%         10.31%           12.19%*
                                        =======         ======           ======

     Lipper VA Small-Cap


        Index                          (8.67)%         12.11%          12.92%*
                                        =======          ======           ====


     ------------------------------- ------------- ----------------- -----------

                *  From 4/30/93


[SIDE BAR:


         Portfolio Management

o        The Dreyfus Corporation
                           see page  76
                                      =
o        For financial highlights
                           see page  89]
                                      ==

[Left side:]

                      T. Rowe Price Equity Income Portfolio

[SIDE BAR:

         This Portfolio may be appropriate for you if you seek:

o        A relatively conservative equity investment
o        Substantial dividend income along with long-term capital growth]

Investment Objective

         To provide  substantial  dividend income as well as long-term growth of
capital  by  primarily  investing  in  the  dividend-paying   common  stocks  of
established companies.

Principal Investment Strategy

         The Portfolio's investment adviser primarily invests in common stocks of well-established companies paying above-average dividends.

         The investment adviser typically employs a "value" approach in selecting investments. The investment adviser's in-house research team seeks companies that appear to be undervalued by various measures and may be temporarily out of favor, but have good prospects for capital appreciation and dividend growth.

         In selecting investments, the investment adviser generally favors companies with the following:

o    an established operating history

o    above-average   dividend  yield  relative  to  the  S&P  500  Index  o  low price-to-earnings ratio relative to the S&P 500 Index o a sound balance sheet and other positive financial characteristics

o low stock price relative to a company's underlying value as measured by assets, cash flow or business franchises

         Most of the Portfolio's assets will be invested in U.S. common stocks. However, the Portfolio may also invest in foreign securities (up to 25% of total assets) and other securities, including debt securities, in keeping with its investment objective.

[Right side:]


Primary Risks

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 55, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:


o        Market risk
o        Foreign investment risk
o        Market capitalization risk
o        Investment style risk

         The Portfolio's emphasis on stocks of established companies paying high dividends and its potential investments in fixed income securities may limit its potential for appreciation in a broad market advance. Such securities may also decline in value when interest rates rise sharply. In addition, a company may reduce or eliminate its dividend.

Past Performance


         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume the reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.


         The bar chart below shows you the Portfolio's performance for each full calendar year since its inception (1/3/95) and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

     Year-by-Year Total Return as of 12/31 of Each Year

       ------------ ----------- ------------ ------------ ------------- -------

       30.50%       19.88%      28.27%       8.81%        3.47%         12.31%
                                                                        ======






       95           96          97           98           99             00
                                                          ==              =

       ------------ ----------- ------------ ------------ ------------- -------

       High Quarter:  2nd - 1999      +13.35%
       Low Quarter: 3rd  - 1999       -8.64%


         The table below compares the Portfolio's average annual compounded total returns for the 1-year period, 5-year period and since inception through 12/31/00 with the S&P 500 Index, a widely recognized unmanaged index of stock performance of 500 large- and medium-sized publicly traded companies and is often used to indicate the performance of the overall stock market, and with the Lipper VA Equity Income Index, an index which measures the total returns earned by 10 variable annuities investing in equity income funds. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.


     --------------------------------------------------------------------------

                       Average Annual Total Return as of  12/31/00
                                                           =======

                   ------------------- ------------ ---------- ---------------

                                                                   Since

                                         1 Year      5 Year      Inception

                   ------------------- ------------ ---------- ---------------


     Portfolio                            12.31%    14.21%        16.80%
                                           ======    ======        =====
     S&P 500 Index                       (9.10)%    18.33%       21.31%*
                                          =======    ======       ======
     Lipper VA Equity Income Index        8.36%     13.83%       13.81%**
                                           =====     ======       =======


     --------------------------------- ------------ ---------- ---------------

       *  From 12/31/94
     **  Since Index's inception on 12/29/95

[SIDE BAR:


         Portfolio  Management

o        T. Rowe Price Associates, Inc.
                           see page  76
                                      =
o        For financial highlights
                           see page  91]
                                      ==

[Left Side:]

                      T. Rowe Price Growth Stock Portfolio

[SIDE BAR:

         This Portfolio may be appropriate for you if you seek:

o        A moderate risk investment
o        Long-term growth of capital]

Investment Objective

         To provide long-term capital growth and, secondarily, increasing dividend income through investments in the common stocks of well-established growth companies.

Principal Investment Strategy


         The Portfolio invests primarily in the common stocks of a diversified group of growth companies. The investment adviser normally (but not always) seeks investments in companies that have the ability to pay increasing dividends. The investment adviser generally looks for companies with an above-average rate of earnings growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. As a growth investor, the investment adviser believes that when a company's earnings grow faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.


         Most of the Portfolio's assets will be invested in U.S. common stocks. The investment adviser may also invest in foreign securities (up to 30% of its total assets).

[Right side:]


Primary Risks

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 55, any of which could cause the Portfolio's return or the price of its shares to decrease:


o        Market risk
o        Foreign investment risk
o        Market capitalization risk
o        Investment style risk

Past Performance


         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.


         The bar chart below shows you the Portfolio's performance for each full calendar year since its inception (1/3/95) and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

     Year-by-Year Total Return as of 12/31 of Each Year

         ----------- ---------- ------------ ---------- --------- ----------

         37.20%      20.77%     28.57%       28.67%     22.19%    (0.51)%
                                                                  =======




         95          96         97           98         99        00
                                                                  ==

         ----------- ---------- ------------ ---------- --------- ----------

         High Quarter:  4th - 1998      +23.37%
         Low Quarter:  3rd - 1998       -11.13%


         The table below compares the Portfolio's average annual compounded total returns for the 1-year period, 5-year period and since inception through 12/31/00 with the S&P 500 Index, a widely recognized unmanaged index that measures the stock performance of 500 large- and medium-sized publicly traded companies and is often used to indicate the performance of the overall stock market, and with the Lipper VA Growth Index, an equally weighted performance index of growth funds underlying 30 variable annuities. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

     -------------------------------------------------------------------------

                                  Average Annual Total Return as of  12/31/00
                                                                      =======

                                  ----------- ------------ -------------

                                                              Since

                                    1 Year      5 Year      Inception

                                  ----------- ------------ -------------


     Portfolio                     (0.51)%     19.41%        22.23%
                                    =======     ======        =====
     S&P 500 Index                 (9.10)%     18.33%       21.31%*
                                    =======     ======       ======
     Lipper VA Growth Index        (13.24)%    14.94%       17.55%*
                                    ========    ======       ======


     ---------------------------- ----------- ------------ ------------- ------

            *  From 12/31/94

[SIDE BAR:

         Portfolio Management


o        T. Rowe Price Associates, Inc.
                           see page  76
                                      =
o        For financial highlights
                           see page  93]
                                      ==

[Left Side:]

                        Endeavor Enhanced Index Portfolio

[SIDE BAR:

         This Portfolio may be appropriate for you if you seek:

o        A slightly higher return than the S&P 500 Index
                           with a comparable level of risk]

Investment Objective

         To earn a total return modestly in excess of the total return performance of the S&P 500 Index (including the reinvestment of dividends) while maintaining a volatility of return similar to the S&P 500 Index.

Principal Investment Strategy

         The Portfolio invests primarily in large- and medium-capitalization U.S. companies but may invest in foreign companies included in the S&P 500 Index. Industry by industry, the Portfolio's weightings are similar to those of the S&P 500 Index. The Portfolio does not look to overweight or underweight industries. Holdings by industry sector will normally approximate those of the S&P 500 Index.

[SIDE BAR:

The S&P 500 Index is a widely recognized unmanaged index that measures the stock performance of 500 large- and medium-sized publicly traded companies and is often used to indicate the performance of the overall stock market.]

         Within each industry, the Portfolio's investment adviser modestly overweights stocks that are ranked as undervalued or fairly valued while modestly underweighting or not holding stocks that appear overvalued. The investment adviser employs a three-step process in valuing stocks:


o Research - The investment adviser takes an in-depth look at company prospects over a relatively long period-- often as much as five years-- rather than focusing on near-term expectations. A team of more than 20 analysts dedicated to U.S. equities, with an average of over ten years of experience, follows over 700 large- and medium-sized U.S. companies. The research goal is to provide insight into a company's real growth potential.


o Valuation - The research findings allow the investment adviser to rank the companies in each industry group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the research team's findings.


o Stock Selection - The Portfolio's investment adviser uses research and valuation rankings as a basis for choosing which stocks to buy and sell. In general, the investment adviser buys stocks that are identified as undervalued and considers selling them when they appear overvalued. This process results in an investment portfolio containing between 200 and 350 stocks. Along with attractive valuation, the investment adviser often considers a number of other criteria, including:


o    catalysts that could trigger a rise in a stock's price

o    high potential reward compared to potential risk

o    temporary mispricings caused by market overreactions

         The Portfolio invests at least 65% of its assets in equity securities, primarily common stocks. During ordinary market conditions, the Portfolio's investment adviser will keep the Portfolio as fully invested as practicable in equity securities. The Portfolio may invest up to 35% of its assets in short-term fixed income instruments including:

o    U.S. government securities

o    bankers'  acceptances,   commercial  paper,  certificates  of  deposit  and
     Eurodollar obligations issued or guaranteed by bank holding companies in the U.S., their subsidiaries and their foreign branches or of the World Bank

o commercial paper and other short-term obligations of, and variable amount master demand notes and variable rate notes issued by, U.S. and foreign corporations

o    repurchase agreements

o    short-term bonds and notes with remaining maturities of 13 months or less

[Right Side:]


Primary Risks

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 55, any of which could cause the Portfolio's return or the price of its shares to decrease:


o        Market risk
o        Interest rate risk
o        Credit risk
o        Market capitalization risk
o        Investment style risk


Past Performance

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.


         The bar chart below shows you the Portfolio's performance for each full calendar year since its inception (5/2/97) and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

               Year-by-Year Total Return as of 12/31 of Each Year

                     ------------ ---------- ----------

                     31.39%       18.16%     (10.92)%
                                             ========


                     98           99          00
                                  ==           =

                     ------------ ---------- ----------



                       High Quarter:  4th - 1998    +22.37%
                       Low Quarter:  3rd - 1998     -9.63%

         The table below compares the Portfolio's average annual compounded total returns for the 1-year period and since inception through 12/31/00 with the S&P 500 Index and with the Lipper VA Growth & Income Index, an equally weighted performance index of growth and income funds underlying 10 variable annuities. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

      -------------------------------------------------------------------

     Average Annual Total Return as of 12/31/00


                    -------------- ----------- -------------

                                                  Since

                                     1 Year     Inception

                    -------------- ----------- -------------


      Portfolio                     (10.92)%     15.54%
                                     ========     =====
      S&P 500 Index                 (9.10)%     16.19%*
                                     =======     ======

      Lipper VA Growth &

         Income Index               (2.53)%     12.11%*
                                     =======      =====


      ---------------------------- ----------- ------------- ------------

                           *  From 4/30/97
[SIDE BAR:


         Portfolio  Management

o        J.P. Morgan Investment Management Inc.
                           see page  76
                                      =
o        For financial highlights
                           see page  95]
                                      ==

[Left Side:]

                         Endeavor Janus Growth Portfolio

[SIDE BAR:

         This Portfolio may be appropriate for you if you seek:

o Long-term growth of capital and are willing to accept the risk of potential sizeable stock market volatility]


Investment Objective


         To seek long-term growth of capital.


Principal Investment Strategy


         The Portfolio invests substantially all of its assets in common stocks selected for their growth potential. The Portfolio invests in industries and companies that the investment adviser believes are experiencing favorable demand for their products and services, and which operate in a favorable competitive environment and regulatory climate. The investment adviser's analysis and selection process focuses on stocks issued by companies with earnings growth potential, especially those that may not be recognized by the market. Although the Portfolio can invest in companies of any size, it generally invests in larger, more established companies. The Portfolio may also invest up to 25% of its total assets in foreign securities including foreign debt securities.

         The investment adviser applies a bottom-up approach in choosing investments. In other words, it looks for companies with earnings growth potential one at a time. Securities are selected solely for their growth potential. Investment income and dividend payments are not a factor. If the investment adviser is unable to find sufficient investments with earnings growth potential, a significant portion of a Portfolio's assets may be in cash or similar investments.

[SIDE BAR:

         In an attempt to protect the Portfolio against unfavorable changes in the value of the U.S. dollar versus foreign currencies, the Portfolio may also engage in foreign currency transactions, particularly in foreign currency forward contracts. It may also purchase or sell foreign currency on a spot basis to facilitate trades.]

[Right Side:]


Primary Risks

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 55, any of which could cause the Portfolio's return or the price of its shares to decrease:


o        Market risk
o        Foreign investment risk
o        Market capitalization risk
o        Investment style risk


Past Performance

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The bar chart below shows you the Portfolio's performance for the full calendar year since its inception (5/1/99) and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

                            Total Return as of 12/31


                                         ------------

                                         (29.39)%

                                         00


                                         ------------




                        High Quarter: 1st - 2000 +10.47%

                        Low Quarter: 4th - 2000 - 27.44%

         The table below compares the Portfolio's average annual compounded total returns for the 1-year period and since inception through 12/31/00 with the S&P 500 Index, a widely recognized unmanaged index that measures the stock performance of 500 large - and medium - sized publicly traded companies and is often used to indicate the performance of the overall stock market, and with the Lipper VA Growth Index, an equally weighted performance index of growth funds underlying 30 variable annuities. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

      -------------------------------------------------------------------
    Average Annual Total Return as of 12/31/00

                    -------------- ----------- -------------

                                                  Since
                                     1 Year     Inception


                    -------------- ----------- -------------


      Portfolio                     (29.39)%     (2.19)%
      =========                     ========     =======
      S&P 500 Index                 (9.10)%       0.53%*
      =============                 =======       ======
      Lipper VA Growth Index        (13.24)%      1.15%*
      ======================        ========      ======


      ---------------------------- ----------- ------------- ------------


                           *From 4/30/99


[SIDE BAR:

         Portfolio Management

o        Janus Capital Corporation


                           see page 77

o        For financial highlights
         ========================
                           see page  97]
                                      ==

[Left Side:]

                     Capital Guardian U.S. Equity Portfolio

[SIDE BAR:

         This Portfolio may be appropriate for you if you seek:

o Long-term growth of capital and are willing to assume the risk of short-term price fluctuations]


Investment Objective


         To provide long-term growth of capital.


Principal Investment Strategy

         The Portfolio invests primarily in common stocks (or securities convertible or exchangeable into common stocks) and preferred stocks of U.S. companies and securities of companies whose principal markets are in the U.S. (including ADRs and other U.S. registered foreign securities) with market capitalization greater than $1.5 billion at the time of purchase. The Portfolio may invest up to 15% of its total assets in securities of issuers domiciled outside the U.S. and not included in the S &P 500 Index. In selecting investments, greater consideration is given to potential appreciation and future dividends than to current income.


         Based on the research carried out by the investment adviser's analysts, portfolio managers look across industry sectors in selecting stocks for the Portfolio. With a long-term perspective, portfolio managers look for quality companies at attractive prices that will outperform their peers and the benchmark over time. The Portfolio may purchase both "value" and "growth" stocks. In keeping with the investment adviser's bottom-up philosophy, the weighting for any given sector reflects the managers' and analysts' assessments and outlooks for individual companies within that sector. Weightings are arrived at through individual stock selection rather than through top-down judgments.

         To meet redemption requests or pending investment of its assets or during unusual market conditions, the Portfolio may invest all or a portion of its assets in preferred stocks, bonds, cash and cash equivalents. The investment adviser's judgment regarding the current investment outlook will determine the relative amounts to be invested in these different asset classes.


Primary Risks

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 55, any of which could cause the Portfolio's return or the price of its shares to decrease:


o        Market risk


o        Foreign Investment Risk
         =======================
o        Investment style risk
o        Market capitalization risk

Past Performance

         The Portfolio commenced operations on October 9, 2000. As a result, it does not have a significant operating history. For performance information for the period ended December 31, 2000, see "Financial Highlights" on page 98. For information on the performance results of the Capital Guardian Trust Company's U.S. Equity Composite, see "Management - The Investment Advisers" on page 72.

[SIDE BAR:

         Portfolio Management

o        Capital Guardian Trust Company
                           see page 72]

[Left Side:]

                        Capital Guardian Global Portfolio


[SIDE BAR:


         This Portfolio may be appropriate for you if you seek:

o Long-term growth of capital and income through investments in securities markets throughout the world

Investment Objective

         To provide long-term growth of capital and income.

Principal Investment Strategy


         The Portfolio normally will invest in a portfolio consisting primarily of common stocks and preferred stocks (or securities convertible or exchangeable into such securities) of companies with market capitalization greater than $1 billion at the time of purchase. Although the Portfolio intends to concentrate its investments in such issues, the Portfolio may invest in cash, cash equivalents and government securities, when prevailing market and economic conditions indicate that it is desirable to do so. While the assets of the Portfolio can be invested with geographical flexibility, the emphasis will be on securities of companies located in the U.S., Europe, Canada, Australia, and the Far East, giving due consideration to economic, social, and political developments, currency risks and the liquidity of various national markets. The Portfolio generally invests at least 65% of its total assets in at least three different countries, one of which may be the United States. The Portfolio may also invest up to 10% of its assets in the securities of developing country issuers.


         Based on the research carried out by the investment adviser's equity analysts, portfolio managers look across countries and industry sectors in selecting stocks for the Portfolio. With a long-term perspective, portfolio managers look for quality companies at attractive prices that will outperform their peers and the benchmark over time. The Portfolio may purchase both "value" and "growth" stocks. In keeping with the investment adviser's bottom-up philosophy, the weighting for any given country or sector reflects the analysts' assessments and outlooks for individual companies within that country or sector. Weightings are arrived at through individual stock selection rather than through top-down judgments.

[Right side:]

Primary Risks


         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 55, any of which could cause the Portfolio's return or the price of its shares to decrease:


o        Market risk
o        Foreign investment risk
o        Investment style risk
o        Market capitalization risk

         Investments in emerging markets include all of the risks of investments in foreign securities and are subject to abrupt and severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Such countries may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners and economies based on only a few industries. For these reasons, all of the risks of investing in foreign securities are heightened by investing in emerging markets countries. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.


Past Performance

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The bar chart below shows you the Portfolio's performance for each full calendar year since its inception (2/3/98). The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. Capital Guardian Trust Company has been the Portfolio's investment adviser since October 9, 2000. Prior to that date, a different firm managed the Portfolio and the performance set forth below prior to October 9, 2000 is attributable to that firm. For information on the performance results of Capital Guardian's Global Equity Composite, see "Management - The Investment Advisers" on page 72.

                     Year-by-Year Total Return as of 12/31 of Each Year
                     ============                          ============


                             -------------- ------------

                             47.84%         (15.42)%

                             99             00
                                            ==

                             -------------- ------------

                        High Quarter: 4th - 1999 +31.01%

                         Low Quarter: 2nd - 2000 - 9.41%

         The table below compares the Portfolio's average annual compounded total returns for the 1-year period and since inception through 12/31/00 with the S&P 500 Index, a widely recognized unmanaged index that measures the stock performance of 500 large- and medium-sized publicly traded companies and is often used to indicate the performance of the overall stock market, with a blended index which weights the different types of equity investments, with the MSCI World Index, an unmanaged market value - weighted index of the performance of over 1,300 securities listed on stock exchanges of 20 foreign countries and the United States, and with the Lipper VA Global Index, an equally weighted performance index of global funds underlying 10 variable annuities. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.


      --------------------------------------------------------------------------

                       Average Annual Total Return as of  12/31/00
                                                           =======

                           ---------------------- ------------- ---------------

                                                                    Since

                                                     1 Year       Inception

                           ---------------------- ------------- ---------------


      Portfolio                                     (15.42)%       10.37%
                                                     ========       =====

      S&P 500 Index                                 (9.10)%       12.20%*
                                                     =======       ======

      Blended Index (40% S&P 500 Index,             (13.20)%       7.10%*
                                                     ========       =====

      20% Russell 2000 Index, 20% MSCI EAFE
      Index, 20% MSCI EMF Index)

      MSCI World Index                              (13.37)%        9.77%*
      ================                              ========        =====

      Lipper VA Global Index                        (13.61)%      10.78%*
                                                     ========      ======


      ------------------------------------------- ------------- ---------------

                           *from 1/31/98

[SIDE BAR:

         Portfolio Management


o        Capital Guardian Trust Company
                           see page  72
                                      =
o        For financial highlights
                           see page  99]
                                      ==

[Left Side:]

                  Dreyfus U.S. Government Securities Portfolio

[SIDE BAR:

         This Portfolio may be appropriate for you if you seek:

o        A conservative investment

o Long-term total return from dividend and capital growth of primarily U.S. government securities]


Investment Objective


         To provide as high a level of total return as is consistent with prudent investment strategies by investing under normal conditions at least 75% of its assets in U.S. government debt obligations and mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or government-sponsored entities.


Principal Investment Strategy


     The Portfolio invests under normal circumstances at least 75% of its assets in U.S. government securities. These securities include:

o    U.S. Treasury obligations

o obligations issued by or guaranteed by U.S. government agencies or government-sponsored entities

o    mortgage-backed   securities   guaranteed  by  Ginnie  Mae  or  other  U.S.
     government agencies or government-sponsored entities such as Sallie Mae or Fannie Mae

o collateralized mortgage obligations issued by private issuers for which the underlying mortgage-backed securities serving as collateral are backed by the U.S. government or its agencies and government-sponsored entities

The average weighted maturity for these U.S. government security obligations will generally range from three to seven years.

         The Portfolio may invest the remaining portion of its assets in:

o    investment grade corporate bonds

o    short-term corporate debt securities

o    non-mortgage-backed  securities such as motor vehicle installment  purchase
     obligations,   credit   card   receivables,   corporate   convertible   and
     non-convertible fixed and variable rate bonds

o high yield debt securities (up to 25% of the Portfolio's total assets) so long as they are consistent with the Portfolio's objective (The weighted average maturity of such obligations will generally range from two to ten years.)

o    high quality money-market securities


o debt securities (up to 25% of the Portfolio's total assets), including securities denominated in foreign currencies, of foreign issuers (including foreign governments) in developed countries


o U.S. dollar-denominated obligations issued by foreign branches of U.S. banks and domestic branches of foreign banks (up to 25% of the Portfolio's total assets)

o    zero-coupon bonds

         The Portfolio invests in debt obligations that the investment adviser believes offer attractive yields and are undervalued relative to issues of similar credit quality and interest rate sensitivity. In choosing securities, the investment adviser uses a combination of quantitative and fundamental research, including analysis of the credit worthiness of issuers and the rates of interest offered by various issuers.

         The Portfolio's investment adviser may also engage in options and futures transactions and interest rate swap transactions in an attempt to hedge the Portfolio's investments against adverse changes in interest rates. The Portfolio may also purchase securities on a when-issued, delayed delivery or forward commitment basis. The risks involved in these transactions are described in "Additional Investment Strategies."

[Right side:]


Primary Risks

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 55, any of which could cause the Portfolio's return on the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:


o        Interest rate risk
o        Credit risk
o        High yield debt security risk
o        Foreign investment risk

         Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates.

         Investments in mortgage-related securities are also subject to special risks of prepayment. Prepayment risk occurs when the issuer of a security can prepay the principal prior to the security's maturity. Securities subject to prepayment risk, including the collateralized mortgage obligations and other mortgage-related securities that the Portfolio can buy, generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. In addition, early repayment of mortgages underlying these securities may expose the Portfolio to a lower rate of return when it reinvests the principal. Further, the Portfolio may buy mortgage-related securities at a premium. Accelerated prepayments on those securities could cause the Portfolio to lose a portion of its principal investment represented by the premium the Portfolio paid.

         If interest rates rise rapidly, prepayments may occur at slower rates than expected, which could have the effect of lengthening the expected maturity of a short- or medium-term security. That could cause its value to fluctuate more widely in response to changes in interest rates. In turn, this could cause the value of the Portfolio's shares to fluctuate more.

         Non-mortgage asset-backed securities are not issued or guaranteed by the U.S. government or its agencies or government-sponsored entities. In the event of a failure of these securities to pay interest or repay principal, the assets backing these securities such as automobiles or credit card receivables may be insufficient to support the payments on the securities.


Past Performance

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.


         The bar chart below shows you the Portfolio's performance for each full calendar year since its inception (5/13/94) and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

            Year-by-Year Total Return as of 12/31 of Each Year

          ----------- -------- -------- ------- --------- ---------

          15.64%      1.81%    9.15%    7.38%   (0.87)%   10.16%
                                                          ======


          95          96       97       98      99        00
                                                          ==

          ----------- -------- -------- ------- --------- ---------

                         High Quarter: 2nd - 1995 +5.52%

                         Low Quarter: 1st - 1996 -2.63%


         The table below compares the Portfolio's average annual compounded total returns for the 1-year period, 5-year period and since inception through 12/31/00 with the Lehman Brothers Aggregate Bond Index, a widely recognized unmanaged index that measures the market performance of government and government agency debt securities, corporate securities, asset-backed securities, and mortgage-backed securities, and with the Lipper VA General U.S. Government Index, an equally weighted performance index of U.S. Government funds underlying 30 variable annuities. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.


      ------------------------------------------------------------------------


         Average Annual Total Return as of 12/31/00


                                           1 Year     5 Year        Since
                                                                Inception

                                           ----------------------------------

      Portfolio                             10.16%    5.43%          6.31%
                                             ======    =====          ====

      Lehman Brothers Aggregate              11.63%   6.46%          7.62%*
                                              ======   =====          =====

          Bond Index

      Lipper VA General U.S.


          Government Index                  10.29%     4.48%        5.72%*
                                            ======     =====


      ------------------------------------ ---------- --------- ---------------

                  *  From 4/30/94

[SIDE BAR:


         Portfolio Management

o        The Dreyfus Corporation
                           see page  76
                                      =
o        For financial highlights
                           see page  101]
                                      ===

[Left Side:]

                          Endeavor High Yield Portfolio

[SIDE BAR:

         This Portfolio may be appropriate for you if you seek:

o High current income and are willing to assume the risks of investing in junk bonds]

Investment Objective

         To provide high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities some of which may involve equity features. Capital growth, if any, is a consideration incidental to the objective of high current income.

Principal Investment Strategy

         The Portfolio invests, under normal market conditions, at least 80% of its total assets in high yield fixed income securities. Fixed income securities offering the high current income sought by the Portfolio generally are lower rated bonds. These bonds, commonly known as junk bonds, are assigned lower credit ratings by credit rating agencies or are unrated and considered by the investment adviser to be comparable to lower rated bonds. In analyzing debt securities, the investment adviser may purchase securities of any maturity.

[SIDE BAR:

         While the Portfolio focuses its investments on long- and short-term fixed, contingent or variable interest rate bonds issued by corporations or other similar entities, it may invest in all types of debt and other fixed income securities including:

o    zero-coupon bonds, deferred interest bonds and pay-in-kind bonds

o    mortgage-backed securities

o    collateralized mortgage obligations

o    convertible securities

o non-mortgage-backed securities (such as pools of motor vehicle installment purchase obligations and credit card receivables)

o    participations in bank loans to corporate borrowers

o    U.S. government securities including U.S. Treasury obligations

o    Brady bonds

o    commercial paper and other short-term corporate obligations

o    Eurodollar obligations

o    variable amount master demand notes and variable rate notes]

The Portfolio may invest up to 25% of its net assets in foreign securities including foreign debt securities such as Eurodollar bonds and Yankee bonds. The Portfolio may invest in foreign securities of issuers located in emerging markets (up to 5% of net assets). The Portfolio may also engage in foreign currency transactions in order to attempt to hedge against adverse changes in currency exchange rates.

         In selecting fixed income investments for the Portfolio, the investment adviser considers the views of its large group of fixed income portfolio managers and research analysts. This group periodically assesses the three-month total return outlook for various segments of the fixed income markets. This three-month "horizon" outlook is used by the portfolio managers of the investment adviser's fixed income oriented funds (including the Portfolio) as a tool in making or adjusting the Portfolio's asset allocations to various segments of the fixed income markets. In assessing the credit quality of fixed income securities, the investment adviser does not rely solely on the credit ratings assigned by credit rating agencies, but rather performs its own independent credit analysis.

[Right side:]

Primary Risks


         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 55, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:


o        Interest rate risk
o        Credit risk
o        High yield debt security risk
o        Foreign investment risk

         In addition, investments in emerging markets include all of the risks of investments in foreign securities and are subject to severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Such countries may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners and economies based on only a few industries. For these reasons, all of the risks of investing in foreign securities are heightened by investing in emerging markets countries. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

Past Performance


         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The bar chart below shows you the Portfolio's performance for each full calendar year since its inception (6/1/98). The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

                       Year-by-Year Total Return as of 12/31 of Each Year
                       ============                          ============

                                         ----------- ---------
                                         5.82%       (5.18)%

                                         99          00
                                                     ==

                                         ----------- ---------

                         High Quarter: 1st - 1999 +4.29%


                         Low Quarter: 4th - 2000 -5.43%

         The table below compares the Portfolio's average annual compounded total returns for the 1-year period and since inception through 12/31/00 with the Lehman Brothers High Yield Index, which is an index composed of high current yield bonds, and with the Lipper VA High Current Yield Index, an equally weighted performance index of high current yield funds underlying 30 variable annuities. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.


    ---------------------------------------------------------------------------


       Average Annual Total Return as of 12/31/00


                                          1 Year              Since Inception

                                       ----------------------------------------

    Portfolio                             (5.18)%                (1.08)%
                                           =======                ======


    Lehman Brothers High Yield


        Index                            (5.86)%                (2.25)%*
                                          =======                 ======


    Lipper VA High Current Yield


        Index                            (9.78)%                (4.95)%*
                                          =======                 ======


    ---------------------------------- -------------- - -----------------------

      *  From 5/31/98



[SIDE BAR:

Portfolio Management


o        Massachusetts Financial Services Company
                           see page  77
                                      =
o        For financial highlights
                           see page  103]
                                      ===

[Left Side:]

                       Endeavor Asset Allocation Portfolio

[SIDE BAR:

         This Portfolio may be appropriate for you if you seek:

o    A relatively conservative investment

o Long-term growth of capital with reduced market volatility through asset allocation]

Investment Objective

         To provide high total return through a managed asset allocation portfolio of equity, fixed income and money market securities.

Principal Investment Strategy

         The Portfolio is made up of three asset classes:


         Equity - The Portfolio's investment adviser seeks to maximize long-term capital appreciation of the equity portion of the Portfolio by investing primarily in growth-oriented equity securities of large U.S. and, to a limited extent, foreign companies that are listed on U.S. exchanges or traded in U.S. markets. This portion of the Portfolio invests primarily in companies with market capitalizations of $10 billion or more that exhibit strong earnings growth. The investment adviser emphasizes individual security selection and may focus this portion of the Portfolio's holdings within the limits permissible for a diversified fund.

         In selecting securities for the equity portion of the Portfolio, the Portfolio's investment adviser continually and rigorously studies company developments, including business strategy, management focus and financial results, to identify companies with earnings growth and business momentum. In addition, the investment adviser closely monitors analysts' expectations to identify issuers that have the potential for positive earnings surprises versus consensus expectations. Valuation is viewed in the context of prospects for sustainable earnings growth and the potential for positive earnings surprises in relation to consensus expectations.


         Fixed income - The following instruments make up the fixed income portion of the Portfolio:

o    U.S. government securities

o collateralized mortgage obligations ("CMOs") that are issued or guaranteed by the U.S. government, its agencies or government-sponsored entities or that are collateralized by a portfolio of mortgages or mortgage-related securities guaranteed by such an agency or entity

o CMOs that are not guaranteed by the U.S. government, its agencies or government-sponsored entities

o high grade corporate and mortgage-backed bonds with maturities typically ranging from two to thirty years


o short-term bonds and notes with remaining maturities of thirteen months or less.


o    mortgage-backed    securities,    including    GNMA    certificates,    and
     mortgage-backed bonds

o    zero-coupon bonds

[SIDE BAR:

         The Portfolio may also invest in repurchase agreements, depositary receipts, forward commitments and may purchase and sell interest rate futures and options and futures on stock indices.]

         The dollar-weighted average maturity of such investments will generally range from three to ten years and the securities will, at time of purchase, have ratings within the four highest rating categories established by a nationally recognized rating agency, or if not rated, be of comparable quality as determined by the Portfolio's investment adviser. Although there is no minimum or maximum maturity for any individual security in the fixed income portion of the Portfolio, the Portfolio's investment adviser actively manages the interest rate risk of this portion within a range relative to the benchmark.

         The Portfolio's investment adviser relies upon value measures to guide its decisions regarding sector and security selection for the fixed income portion of the Portfolio, such as the relative attractiveness of the extra yield offered by securities other than those issued by the U.S. Treasury. The investment adviser also measures various types of risk, focusing on the level of real interest rates, the shape of the yield curve, credit risk and prepayment risk. The investment adviser may sell securities when it believes that expected risk-adjusted return is low compared to other investment opportunities.

         Cash - This portion of the Portfolio is invested in high quality money market securities including U.S. government securities.

         The Portfolio's investment adviser determines the appropriate weighting of each asset class and adjusts it periodically. There are no limits on the amount of investments in each asset class. In making adjustments to the asset allocation, the Portfolio's investment adviser uses its asset allocation model and integrates its view of the expected returns for each asset class, and factors in the stock, bond and money markets, interest rate and corporate earnings growth trends, and economic conditions.

[Right Side:]


Primary Risks

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 55, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:


o        Market risk

o        Interest rate risk
o        Credit risk
o        Market capitalization risk
o        Investment style risk

         Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates.

         Investments in mortgage-related securities are also subject to special risks of prepayment. Prepayment risk occurs when the issuer of a security can prepay the principal prior to the security's maturity. Securities subject to prepayment risk, including collateralized mortgage obligations and other mortgage-related securities that the Portfolio can buy, generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. In addition, early repayment of mortgages underlying these securities may expose the Portfolio to a lower rate of return when it reinvests the principal. Further, the Portfolio may buy mortgage-related securities at a premium. Accelerated prepayments on those securities could cause the Portfolio to lose a portion of its principal investment represented by the premium the Portfolio paid.

         If interest rates rise rapidly, prepayments may occur at slower rates than expected, which could have the effect of lengthening the expected maturity of a short- or medium-term security. That could cause its value to fluctuate more widely in response to changes in interest rates. In turn, this could cause the value of the Portfolio's shares to fluctuate more.


Past Performance

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The bar chart below shows you the Portfolio's performance for each full calendar year since its inception (4/8/91) and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. Morgan Stanley Asset Management has been the Portfolio's investment adviser since May 1, 1998. Prior to that date, a different firm managed the Portfolio and performance prior to May 1, 1998 is attributable to that firm.


                   Year-by-Year Total Return as of 12/31 of Each Year

    ----------- --------- --------- ---------- ---------- -------- --------- --------- ---------

    9.01%       16.79%    (5.28)%   22.91%     17.82%     20.14%   18.39%    26.39%    (5.93)%
                                                                                       =======






    92          93        94        95         96         97       98        99         00
                                                                             ==          =

    ----------- --------- --------- ---------- ---------- -------- --------- --------- ---------

           High Quarter: 4th - 1999 +15.66%


                         Low Quarter: 4th - 2000 -10.07%

         The table below compares the Portfolio's average annual compounded total returns for the 1-year period, 5-year period, and since inception through 12/31/00 with the S&P 500 Index, a widely recognized unmanaged index that measures the stock performance of 500 large- and medium-sized publicly traded companies and is often used to indicate the performance of the overall stock market, a blended index which weights the different asset classes, and with the Lipper VA Flexible Portfolio Index, an equally weighted performance index of flexible portfolio funds underlying 30 variable annuities. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.


      -------------------------------------------------------------------------

                        Average Annual Total Return as of  12/31/00
                                                            =======

                           -------------- -------------- ----------- ----------

                                                                         Since

                                             1 Year        5 Year      Inception

                           -------------- -------------- ----------- ----------


      Portfolio                              (5.93)%      14.77%       13.24%
                                              =======      ======       =====

      S&P 500 Index                          (9.10)%      18.33%       16.35%*
                                              =======      ======       ======


      Blended Index (65%
        S&P 500 Index, 30%
        Lehman Brothers Aggregate
        Bond Index, 5% 90 day

        T-Bills)                            (2.13)%       14.11%      13.19%*
                                             =======        ======       ====
      Lipper VA Flexible                     (2.64)%      10.69%       10.47%*
                                              =======      ======       ======

        Portfolio Index

      ----------------------------------- -------------- ----------- ----------

                            *  From 3/31/91

[SIDE BAR:

         Portfolio Management


o        Morgan Stanley Asset Management
                           see page  71
                                      =
o        For financial highlights
                           see page  105]
                                      ===

         Primary Risks of Investing in the Portfolios

         One or more of the following primary risks may apply to your Portfolio. Please see the Investment Summary for your particular Portfolio to determine which risks apply and for a discussion of other risks that may apply to the Portfolio.

Market Risk

         A Portfolio's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or a company may deteriorate. In addition, an assessment by a Portfolio's investment adviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. A Portfolio could also miss attractive investment opportunities if its investment adviser underweights fixed income markets or industries where there are significant returns, and could lose value if the investment adviser overweights fixed income markets or industries where there are significant declines.

Interest Rate Risk

         The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of debt securities and certain dividend paying stocks tends to fall. If your Portfolio invests a significant portion of its assets in debt securities or stocks purchased primarily for dividend income and interest rates rise, then the value of your investment may decline. Alternatively, when interest rates go down, the value of debt securities and certain dividend paying stocks may rise.

         Interest rate risk will affect the price of a fixed income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity of a Portfolio's fixed income investments will affect the volatility of the Portfolio's share price.

[SIDE BAR:

         A fixed income security's term to maturity is the time until a fixed income security provides its final payment.]

Credit Risk


         The value of debt securities is directly affected by an issuer's ability to pay principal and interest on time. If your Portfolio invests in debt securities, the value of your investment may be adversely affected when an issuer fails to pay an obligation on a timely basis. A Portfolio may also be subject to credit risk to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by a third party to honor an obligation to the Portfolio. Such third party may be unwilling or unable to honor its financial obligations.


High Yield Debt Security Risk

         High yield debt securities, or junk bonds, are securities which are rated below "investment grade" or are not rated, but are of equivalent quality. High yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments. A Portfolio with high yield debt securities may be more susceptible to credit risk and market risk than a Portfolio that invests only in higher quality debt securities because these lower-rated debt securities are less secure financially and more sensitive to downturns in the economy. In addition, the secondary market for such securities may not be as liquid as that for more highly rated debt securities. As a result, a Portfolio's investment adviser may find it more difficult to sell these securities or may have to sell them at lower prices.

         You should understand that high yield securities are not generally meant for short-term investing. When a Portfolio invests in high yield securities it generally seeks to receive a correspondingly higher return to compensate it for the additional credit risk and market risk it has assumed.

Foreign Investment Risk

         Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

o These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

o Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

o    Foreign   companies  may  not  be  subject  to   accounting   standards  or
     governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

o    Foreign markets may be less liquid and more volatile than U.S. markets.

o Foreign securities often trade in currencies other than the U.S. dollar, and a Portfolio may directly hold foreign currencies and purchase and sell foreign currencies. Changes in currency exchange rates will affect a Portfolio's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of a Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of a Portfolio's foreign currency or securities holdings.

o    Costs  of  buying,  selling  and  holding  foreign  securities,   including
     brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

Market Capitalization Risk

         Stocks fall into three broad market capitalization categories--large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and mid-sized companies causing a Portfolio that invests in these companies to increase in value more rapidly than a Portfolio that invests in larger, fully-valued companies. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. Securities of smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies.

Investment Style Risk

         Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Portfolio may outperform or underperform other funds that employ a different investment style. A Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor. Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security's inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

         Additional Investment Strategies

         In addition to the principal investment strategies discussed in each individual Portfolio's Investment Summary, a Portfolio, as indicated, may at times invest a portion of its assets in the investment strategies and may engage in certain investment techniques as described below. These strategies and techniques may involve risks. Although a Portfolio that is not identified below in connection with a particular strategy or technique generally has the ability to engage in such a transaction, its investment adviser currently intends to invest little, if any, of the Portfolio's assets in that strategy or technique. (Please note that some of these strategies may be a principal investment strategy for a particular Portfolio and consequently are also described in that Portfolio's Investment Summary.)


For a description of each of these investment techniques and strategies, please refer to the Glossary of Investment Terms on page 110.


-------------------------------- --------------------------------------- -------------------------------------------
INVESTMENT  STRATEGY
            --------
                                               PORTFOLIO                 RISKS

-------------------------------- --------------------------------------- -------------------------------------------
-------------------------------- --------------------------------------- -------------------------------------------
-------------------------------- --------------------------------------- -------------------------------------------
-------------------------------- --------------------------------------- -------------------------------------------

  Collateralized Mortgage       Dreyfus U.S. Government                 CMOs carry general fixed income
Obligations (CMOs)                  Securities                           securities risks, such as credit risk and

                                 Endeavor  High Yield                    interest  rate risk,  and
                                 Endeavor Asset Allocation               risks associated  with
                                 mortgage-backed securities.

                                                                         These
                                                                         securities
                                                                         also
                                                                         involve
                                                                         prepayment
                                                                         risk
                                                                         which
                                                                         is  the
                                                                         risk
                                                                         that
                                                                         the
                                                                         underlying
                                                                         mortgages
                                                                         or
                                                                         other
                                                                         debt
                                                                         may  be
                                                                         refinanced
                                                                         or paid
                                                                         off
                                                                         prior
                                                                         to
                                                                         their
                                                                         maturities
                                                                         during
                                                                         periods
                                                                         of
                                                                         declining
                                                                         interest
                                                                         rates.
                                                                         In that
                                                                         case,
                                                                         an
                                                                         investment
                                                                         adviser
                                                                         may
                                                                         have to
                                                                         reinvest
                                                                         the
                                                                         proceeds
                                                                         from
                                                                         the
                                                                         securities
                                                                         at    a
                                                                         lower
                                                                         rate.
                                                                         Potential
                                                                         market
                                                                         gains
                                                                         on    a
                                                                         security
                                                                         subject
                                                                         to
                                                                         prepayment
                                                                         risk
                                                                         may  be
                                                                         more
                                                                         limited
                                                                         than
                                                                         potential
                                                                         market
                                                                         gains
                                                                         on    a
                                                                         comparable
                                                                         security
                                                                         that is
                                                                         not
                                                                         subject
                                                                         to
                                                                         prepayment
                                                                         risk.

-------------------------------- --------------------------------------- -------------------------------------------
-------------------------------- --------------------------------------- -------------------------------------------
Convertible Securities           Capital Guardian Value                  Traditionally, convertible securities
                                 Jennison Growth                         have paid dividends or interest rates
                                 Dreyfus Small Cap Value                 higher than common stocks but lower than
                                 T. Rowe Price Equity                    nonconvertible securities.  They
                                    Income                               generally participate in the appreciation
                                 T. Rowe Price Growth                    or depreciation of the underlying stock
                                    Stock                                into which they are convertible, but to a
                                 Endeavor Enhanced Index                 lesser degree.  These securities are also
                                 Endeavor Janus Growth                   subject to market risk and credit risk.
                                 Capital Guardian U.S.

                                    Equity
                                 Capital Guardian Global
                                 Dreyfus U.S. Government


                                    Securities
                                 Endeavor High Yield
                                 Endeavor Asset Allocation

-------------------------------- --------------------------------------- -------------------------------------------
-------------------------------- --------------------------------------- -------------------------------------------

  Depositary Receipts           T. Rowe Price International             These  investments are subject to market
   ===================                                                           ===============================
                                    Stock                                risk and foreign investment risk.
                                                                         =================================
                                 Capital Guardian Value


                                 Jennison Growth
                                 T. Rowe Price Equity

                                    Income
                                 T. Rowe Price Growth


                                    Stock
                                 Endeavor Enhanced Index
                                 Endeavor Janus Growth
                                 Capital Guardian U.S.
                                 =====================
                                    Equity
                                 =========
                                 Capital Guardian Global
                                 =======================
                                 Endeavor Asset Allocation

-------------------------------- --------------------------------------- -------------------------------------------
-------------------------------- --------------------------------------- -------------------------------------------

Derivatives                      Options                                   Derivatives may be used to hedge
===========                      =======                                    ===============================
                                                                         against an opposite position that a

                                 T. Rowe Price International             Portfolio holds.  Any loss generated by
                                 ===========================             =======================================
                                    Stock                                the derivatives should be offset by gains
                                    =====                                =========================================
                                 Jennison Growth                         in the hedged investment.  While hedging
                                 ===============                         ========================================
                                 T. Rowe Price Equity Income             can reduce or eliminate losses, it can
                                 ===========================             ======================================
                                 T. Rowe Price Growth Stock              also reduce or eliminate gains or result
                                 ==========================              ========================================
                                 Dreyfus U.S. Government                 in losses or missed opportunities.  In
                                                                         ======================================
                                    Securities                           addition, derivatives that are used for
                                                                         =======================================
                                  Endeavor Asset Allocation             hedging the Portfolio in specific
                                                                         ================================
                                                                         securities may not fully offset the

                                  Futures                               underlying positions.  The counterparty

                                                                         to a derivatives contract also could

                                 T. Rowe Price International             default.  Derivatives that involve
                                                                         ==================================
                                     Stock                              leverage could magnify losses.
                                                                         =============================
                                  Jennison Growth

                                 T. Rowe Price Equity  Income           Derivatives may also be used to maintain
                                                                         =======================================
                                 T. Rowe Price Growth  Stock           a Portfolio's exposure to the market,
                                                                         ===================================
                                 Endeavor Janus Growth                   manage cash flows or to attempt to
                                                                         ==================================
                                  Dreyfus U.S. Government               increase income. Using derivatives for
                                                                         =====================================
                                    Securities                           purposes other than hedging is
                                                                         ==============================
                                 Endeavor High Yield                     speculative and involves greater risks.
                                                                         =======================================
                                 Endeavor Asset Allocation               In many foreign countries, futures and
                                                                         ======================================
                                                                         options
                                                                         markets
                                                                         do  not
                                                                         exist
                                                                         or  are
                                                                         not
                                                                         sufficiently
                                                                         developed
                                                                         to   be
                                                                         effectively
                                                                         used by
                                                                         a
                                                                         Portfolio
                                                                         that
                                                                         invests
                                                                         in
                                                                         foreign
                                                                         securities.


-------------------------------- --------------------------------------- -------------------------------------------
-------------------------------- --------------------------------------- -------------------------------------------
Dollar Roll Transactions         Dreyfus U.S. Government                 If the broker-dealer to whom the
                                    Securities                           Portfolio sells the security becomes

                                                                         insolvent,
                                                                         the
                                                                         Portfolio's
                                                                         right
                                                                         to
                                                                         purchase
                                                                         or
                                                                         repurchase
                                                                         the
                                                                         security
                                                                         may  be
                                                                         restricted;
                                                                         the
                                                                         value
                                                                         of  the
                                                                         security
                                                                         may
                                                                         change
                                                                         adversely
                                                                         over
                                                                         the
                                                                         term of
                                                                         the
                                                                         dollar
                                                                         roll;
                                                                         the
                                                                         security
                                                                         that
                                                                         the
                                                                         Portfolio
                                                                         is
                                                                         required
                                                                         to
                                                                         repurchase
                                                                         may  be
                                                                         worth
                                                                         less
                                                                         than
                                                                         the
                                                                         security
                                                                         that
                                                                         the
                                                                         Portfolio
                                                                         originally
                                                                         held;
                                                                         and the
                                                                         return
                                                                         earned
                                                                         by  the
                                                                         Portfolio
                                                                         with
                                                                         the
                                                                         proceeds
                                                                         of    a
                                                                         dollar
                                                                         roll
                                                                         may not
                                                                         exceed
                                                                         transaction
                                                                         costs.

-------------------------------- --------------------------------------- -------------------------------------------
-------------------------------- --------------------------------------- -------------------------------------------

  Foreign Currency              T. Rowe Price International             Foreign currency exchange rates may
   =================             ===========================             ==================================
Transactions                        Stock                                fluctuate significantly over short
=============                    ========                                ==================================
                                 Jennison  Growth                        periods  of time.  A  forward
                                 T. Rowe Price Growth                    foreign  currency  exchange
                                 Stock                                   contract reduces the  Portfolio's exposure
                                 Endeavor  Janus Growth                  to changes in the   value
                                 Capital                                  of the  currency  it will  deliver  and
                                 Guardian  Global                       increases  its  exposure  to
                                 Endeavor High Yield                     changes in the  value of the
                                                                         currency it will exchange

                                                                         into.
                                                                         Contracts
                                                                         to sell
                                                                         foreign
                                                                         currency
                                                                         will
                                                                         limit
                                                                         any
                                                                         potential
                                                                         gain
                                                                         which
                                                                         might
                                                                         be
                                                                         realized
                                                                         by  the
                                                                         Portfolio
                                                                         if  the
                                                                         value
                                                                         of  the
                                                                         hedged
                                                                         currency
                                                                         increases.
                                                                         In  the
                                                                         case of
                                                                         forward
                                                                         contracts
                                                                         entered
                                                                         into
                                                                         for the
                                                                         purpose
                                                                         of
                                                                         increasing
                                                                         return,
                                                                         the
                                                                         Portfolio
                                                                         may
                                                                         sustain
                                                                         losses
                                                                         which
                                                                         will
                                                                         reduce
                                                                         its
                                                                         gross
                                                                         income.
                                                                         Forward
                                                                         foreign
                                                                         currency
                                                                         exchange
                                                                         contracts
                                                                         also
                                                                         involve
                                                                         the
                                                                         risk
                                                                         that
                                                                         the
                                                                         party
                                                                         with
                                                                         which
                                                                         the
                                                                         Portfolio
                                                                         enters
                                                                         the
                                                                         contract
                                                                         may
                                                                         fail to
                                                                         perform
                                                                         its
                                                                         obligations
                                                                         to  the
                                                                         Portfolio.
                                                                         The
                                                                         purchase
                                                                         and
                                                                         sale of
                                                                         foreign
                                                                         currency
                                                                         futures
                                                                         contracts
                                                                         and the
                                                                         purchase
                                                                         of call
                                                                         and put
                                                                         options
                                                                         on
                                                                         foreign
                                                                         currency
                                                                         futures
                                                                         contracts
                                                                         and  on
                                                                         foreign
                                                                         currencies
                                                                         involve
                                                                         certain
                                                                         risks
                                                                         associated
                                                                         with
                                                                         derivatives.


-------------------------------- --------------------------------------- -------------------------------------------
-------------------------------- --------------------------------------- -------------------------------------------

Foreign Debt Securities          T. Rowe Price International             Foreign debt securities may be subject to
=======================          ===========================             =========================================
                                    Stock                                foreign investment risk, credit risk, and
                                 ========                                =========================================
                                 T. Rowe Price Growth                    interest rate risk.  Securities in
                                 ====================                    ==================================
                                    Stock                                developing countries are also subject to
                                 ========                                ========================================
                                 Endeavor Janus Growth                   the additional risks associated with
                                 =====================                   ====================================
                                 Endeavor High Yield                     emerging markets.
                                                                         =================
                                 Endeavor Asset Allocation


-------------------------------- --------------------------------------- -------------------------------------------
-------------------------------- --------------------------------------- -------------------------------------------
Forward Commitments,             T. Rowe Price International             The Portfolio does not earn interest on
When-Issued and Delayed             Stock                                such securities until settlement and
Delivery Securities              Endeavor Janus Growth                   bears the risk of market value
                                 Dreyfus U.S. Government                 fluctuations in between the purchase and
                                    Securities                           settlement dates.
                                 Endeavor High Yield
                                 Endeavor Asset Allocation

-------------------------------- --------------------------------------- -------------------------------------------
-------------------------------- --------------------------------------- -------------------------------------------

 High Quality  Short-term       All Portfolios                          These instruments are subject to credit
Debt Obligations including                                              risk and interest rate risk.
Bankers' Acceptances,
=====================
Commercial Paper, Certificates
==============================
of Deposit and Eurodollar
=========================
Obligations issued or
=====================
guaranteed by Bank Holding
==========================
Companies in the U.S., their
============================
Subsidiaries and Foreign
========================
Branches or of the World Bank;
==============================
Variable Amount Master Demand
=============================
Notes and Variable Rate Notes
=============================
issued by U.S. and Foreign
==========================
Corporations; and Short-term
============================
Corporate Bonds
===============

-------------------------------- --------------------------------------- -------------------------------------------
-------------------------------- --------------------------------------- -------------------------------------------

High Yield/High Risk Debt        T. Rowe Price Equity                    High yield/high risk debt securities are
==========================       ====================                    ========================================
Securities                          Income                               subject to high yield debt security risk
==========                       =========                               ========================================
                                 Endeavor Janus Growth                   .
                                 Endeavor High Yield


                                 Dreyfus U.S. Government
                                    Securities

-------------------------------- --------------------------------------- -------------------------------------------
-------------------------------- --------------------------------------- -------------------------------------------
Hybrid Instruments               T. Rowe Price International             Hybrids may bear interest or pay
                                    Stock                                dividends at below market (or even
                                 T. Rowe Price Equity                    relatively nominal) rates.  Under certain
                                    Income                               conditions, the redemption value of the
                                 T. Rowe Price Growth                    instrument could be zero.  Hybrids can
                                    Stock                                have volatile prices and limited
                                 Endeavor  Janus Growth                  liquidity and their use
                                 Endeavor Asset Allocation               by the Portfolio   may
                                                                         not be successful.

-------------------------------- --------------------------------------- -------------------------------------------
-------------------------------- --------------------------------------- -------------------------------------------

  Illiquid Securities           Capital Guardian Value                  The Portfolio could have difficulty
   ===================           ======================                  ==================================
                                 Jennison Growth                         valuing these holdings precisely or could
                                 ===============                         =========================================
                                 Endeavor Janus Growth                   be unable to sell those holdings at the
                                 =====================                   =======================================
                                 Capital Guardian U.S.                   time or price it desires.
                                 =====================                   =========================
                                    Equity
                                 =========
                                 Capital Guardian Global
                                 =======================
                                 Dreyfus U.S. Government
                                 =======================
                                    Securities
                                 =============
                                 Endeavor High Yield
                                 ===================
                                 Endeavor Asset Allocation
                                 =========================

-------------------------------- --------------------------------------- -------------------------------------------
-------------------------------- --------------------------------------- -------------------------------------------

Interest Rate                    Dreyfus U.S. Government                 There is the risk that the investment
=============                    =======================                 =====================================
Transactions                        Securities                           adviser may incorrectly predict the
============                     =============                           ===================================
                                 Endeavor High Yield                     direction of interest rates
                                 Endeavor Asset  Allocation              resulting in losses
                                                                         to the Portfolio.


-------------------------------- --------------------------------------- -------------------------------------------
-------------------------------- --------------------------------------- -------------------------------------------

Investment Grade Corporate       Endeavor Money Market                   Interest rate risk and credit risk.
===========================      =====================
Debt Securities                  T. Rowe Price Equity                    Securities rated in the fourth investment
===============

                                    Income                               category by a nationally recognized
                                 T. Rowe Price Growth                    rating agency may have speculative
                                    Stock                                characteristics.
                                 Endeavor Enhanced Index
                                 Endeavor Janus Growth
                                 Dreyfus U.S. Government

                                    Securities
                                 Endeavor High Yield
                                 Endeavor Asset Allocation

-------------------------------- --------------------------------------- -------------------------------------------
-------------------------------- --------------------------------------- -------------------------------------------

Investments in Other             T. Rowe Price International             When the Portfolio invests in another
Investment Companies including      Stock                                investment company, it must bear the
Passive Foreign Investment       T. Rowe Price Equity Income             management and other fees of the
                                 ===========================
Companies                        T. Rowe Price Growth Stock              investment company, in addition to its
                                 ==========================

                                 Endeavor Janus Growth                   own expenses.  As a result, the Portfolio
                                 Endeavor High Yield                     may be exposed to duplicate expenses
                                 Endeavor Asset Allocation               which could lower its value.  Investments
                                                                         in passive foreign investment companies
                                                                         also are subject to foreign investment
                                                                         risk.
-------------------------------- --------------------------------------- -------------------------------------------
-------------------------------- --------------------------------------- -------------------------------------------

  Mortgage-backed Securities,   Dreyfus U.S. Government                 These securities carry general fixed
   ============================  =======================                 ===================================
including GNMA Certificates,         Securities                         income security risks, such as credit
=============================         ==========                         ====================================
Mortgage-backed Bonds            Endeavor High Yield                     risk and interest rate risk, and risks
=====================                                                    ======================================
                                 Endeavor Asset Allocation
                                                                         associated
                                                                         with
                                                                         mortgage-backed
                                                                         securities.
                                                                         These
                                                                         securities
                                                                         also
                                                                         carry
                                                                         prepayment
                                                                         risk,
                                                                         as
                                                                         described
                                                                         under
                                                                         CMOs,
                                                                         above.


-------------------------------- --------------------------------------- -------------------------------------------
-------------------------------- --------------------------------------- -------------------------------------------

Municipal Securities             Dreyfus U.S. Government                 These investments are subject to interest
====================             =======================                 =========================================
                                    Securities                           rate risk and credit risk.
                                 =============                           ==========================

-------------------------------- --------------------------------------- -------------------------------------------
-------------------------------- --------------------------------------- -------------------------------------------

Non-mortgage Asset-backed        Dreyfus U.S. Government                 The value of some asset-backed securities
==========================       =======================                 =========================================
Securities                          Securities                           may be particularly sensitive to changes
==========                       =============                           ========================================
                                 Endeavor High Yield                     in prevailing interest rates, and like
                                 ===================                     ======================================
                                 Endeavor Asset Allocation               other fixed income investments, the
                                 =========================               ===================================
                                                                         ability
                                                                         of  the
                                                                         Portfolio
                                                                         to
                                                                         successfully
                                                                         use
                                                                         these
                                                                         instruments
                                                                         may
                                                                         depend
                                                                         in part
                                                                         upon
                                                                         the
                                                                         ability
                                                                         of   an
                                                                         investment
                                                                         adviser
                                                                         to
                                                                         forecast
                                                                         interest
                                                                         rates
                                                                         and
                                                                         other
                                                                         economic
                                                                         factors
                                                                         correctly.


-------------------------------- --------------------------------------- -------------------------------------------
-------------------------------- --------------------------------------- -------------------------------------------

PIK (pay-in-kind)                Endeavor Janus Growth                   These securities are subject to credit
=================                =====================                   ======================================
Debt Securities                  Endeavor High Yield                     risk and interest rate risk.  These
===============                  ===================                     ===================================
                                 Endeavor Asset Allocation               investments also may experience greater
                                 =========================               =======================================
                                                                         volatility in market value due to changes
                                                                         =========================================
                                                                         in interest rates than debt obligations
                                                                         =======================================
                                                                         which make regular payments of interest.
                                                                         ========================================
                                                                         The Portfolio will accrue income on such
                                                                         ========================================
                                                                         investments for tax accounting purposes,
                                                                         ========================================
                                                                         as required, which is distributable to
                                                                         ======================================
                                                                         shareholders and which, because no cash
                                                                         =======================================
                                                                         is received at the time of accrual, may
                                                                         =======================================
                                                                         require the liquidation of other
                                                                         ================================
                                                                         portfolio securities to satisfy the
                                                                         ===================================
                                                                         Portfolio's distribution obligations.
                                                                         =====================================

-------------------------------- --------------------------------------- -------------------------------------------
-------------------------------- --------------------------------------- -------------------------------------------

Preferred Stocks                 T. Rowe Price International             Preferred stocks are subject to market
================                 ===========================             ======================================
                                    Stock                                risk.  In addition, because preferred
                                    =====                                =====================================
                                 Capital Guardian Value                  stocks pay fixed dividends, an increase
                                 ======================                  =======================================
                                 Jennison Growth                         in interest rates may cause the price of
                                 ===============                         ========================================
                                 T. Rowe Price Equity                    a preferred stock to fall.
                                 ====================                    ==========================
                                    Income
                                 =========
                                 T. Rowe Price Growth
                                 ====================
                                    Stock
                                 ========
                                 Endeavor Janus Growth
                                 =====================
                                 Capital Guardian U.S.
                                 =====================
                                    Equity

                                 Capital Guardian Global


                                 Dreyfus U.S. Government
                                    Securities


                                  Endeavor Asset Allocation


-------------------------------- --------------------------------------- -------------------------------------------
-------------------------------- --------------------------------------- -------------------------------------------

Repurchase Agreements            Endeavor Money Market                   Repurchase agreements involve the risk
======================           =====================                   ======================================
                                 Jennison Growth                         that the seller will fail to repurchase
                                 ===============                         =======================================
                                 Endeavor Janus Growth                   the security, as agreed.  In that case,
                                 =====================                   =======================================
                                 Dreyfus U.S. Government                 the Portfolio will bear the risk of
                                 =======================                 ===================================
                                    Securities                           market value fluctuations until the
                                 =============                           ===================================
                                 Endeavor High Yield                     security can be sold and may encounter
                                 ===================                     ======================================
                                 Endeavor Asset Allocation               delays and incur costs in liquidating the
                                 =========================               =========================================
                                                                         security.


-------------------------------- --------------------------------------- -------------------------------------------
-------------------------------- --------------------------------------- -------------------------------------------

Reverse Repurchase Agreements    Endeavor Money Market                   Reverse repurchase agreements will be
=============================    =====================                   =====================================
                                 Dreyfus U.S. Government                 used primarily to provide cash to satisfy
                                 =======================                 =========================================
                                    Securities                           unusually high redemption requests or for
                                 =============                           =========================================
                                                                         other
                                                                         temporary
                                                                         or
                                                                         emergency
                                                                         purposes.
                                                                         Reverse
                                                                         repurchase
                                                                         agreements
                                                                         are
                                                                         considered
                                                                         a  form
                                                                         of
                                                                         borrowing
                                                                         by  the
                                                                         Portfolio
                                                                         and,
                                                                         therefore,
                                                                         are   a
                                                                         form of
                                                                         leverage.
                                                                         Leverage
                                                                         may
                                                                         cause
                                                                         any
                                                                         gains
                                                                         or
                                                                         losses
                                                                         of  the
                                                                         Portfolio
                                                                         to   be
                                                                         magnified.


-------------------------------- --------------------------------------- -------------------------------------------
-------------------------------- --------------------------------------- -------------------------------------------

Rights and Warrants              T. Rowe Price International             These investments carry the risk that
===================              ===========================             =====================================
                                    Stock                                they may be worthless to the Portfolio at
                                 ========                                =========================================
                                 Jennison Growth                         the time it may exercise its rights, due
                                 ===============                         ========================================
                                 T. Rowe Price Equity                    to the fact that the underlying
                                 ====================                    ===============================
                                    Income                               securities have a market value less than
                                 =========                               ========================================
                                 T. Rowe Price Growth                    the exercise price of the right or
                                 ====================                    ==================================
                                    Stock                                warrant.
                                 ========                                ========
                                 Endeavor Enhanced Index
                                 =======================
                                 Endeavor Janus Growth
                                 =====================
                                 Endeavor High Yield
                                 ===================
                                 Endeavor Asset Allocation
                                 =========================

-------------------------------- --------------------------------------- -------------------------------------------
-------------------------------- --------------------------------------- -------------------------------------------
Short Sales                      Jennison Growth                         The price of securities purchased to
                                                                         replace borrowed securities sold short
                                                                         may be greater than proceeds received in
                                                                         the short sale resulting in a loss to the
                                                                         Portfolio.
-------------------------------- --------------------------------------- -------------------------------------------
-------------------------------- --------------------------------------- -------------------------------------------

U.S. Government Securities       All Portfolios                          U.S. government securities are subject to
==========================       ==============                          =========================================
                                                                         interest rate risk.  Credit risk is
                                                                         ===================================
                                                                         remote.


-------------------------------- --------------------------------------- -------------------------------------------
-------------------------------- --------------------------------------- -------------------------------------------

Zero-coupon Bonds                Endeavor Janus Growth                   These investments have the same risks as
=================                =====================                   ========================================
                                 Dreyfus U.S. Government                 those described for PIKs above.
                                 =======================                 ===============================
                                    Securities
                                 Endeavor High Yield
                                 Endeavor Asset Allocation


-------------------------------- --------------------------------------- -------------------------------------------

Defensive Investments

         Under adverse market or economic conditions, a Portfolio could invest for temporary defensive purposes some or all of its assets in money market securities or utilize other investment strategies that may be inconsistent with a Portfolio's principal investment strategy. Although a Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an upswing in the market or prevent the Portfolio from meeting its investment objective.

Portfolio Turnover

         The Portfolios' investment advisers will sell a security when they believe it is appropriate to do so, regardless of how long a Portfolio has owned that security. Buying and selling securities generally involves some expense to a Portfolio, such as commissions paid to brokers and other transaction costs. Generally speaking, the higher a Portfolio's annual portfolio turnover rate, the greater its brokerage costs. Increased brokerage costs may adversely affect a Portfolio's performance. The Portfolios, with the exception of Endeavor Money Market Portfolio, Endeavor Asset Allocation Portfolio, Dreyfus Small Cap Value Portfolio, Dreyfus U.S. Government Securities Portfolio and Endeavor Janus Growth Portfolio, generally intend to purchase securities for long-term investment and therefore have a relatively low turnover rate. Annual turnover rate of 100% or more is considered high and will result in increased costs to the Portfolios. Endeavor Money Market Portfolio, Endeavor Asset Allocation Portfolio, Dreyfus Small Cap Value Portfolio, Dreyfus U.S. Government Securities Portfolio and Endeavor Janus Growth Portfolio generally will have annual turnover rates in excess of 100%.


         The annual turnover rates for the Portfolios can be found in the Financial Highlights section of this Prospectus, except for Endeavor Money Market Portfolio whose turnover rate is not meaningful because of the very short-term nature of its holdings.


Downgrades in Fixed Income Debt Securities

         Unless required by applicable law, the Portfolios are not required to sell or dispose of any debt security that either loses its rating or has its rating reduced after a Portfolio purchases the security.

         Management

The Manager


         Endeavor Management Co. (the "Manager"), 4333 Edgewood Road N.E., Cedar Rapids, Iowa 52499, has overall responsibility for the general management and administration of all of the Portfolios. The Manager selects and pays the fees of the investment advisers for each of the Trust's Portfolios and monitors each investment adviser's investment program.


         The annual management fee, as a percentage of a Portfolio's average daily net assets, that the Manager receives from each Portfolio for these services is as follows:

Endeavor Money Market Portfolio - .50%                        T. Rowe Price Equity Income Portfolio - .80%
Endeavor Asset Allocation Portfolio - .75%                    T. Rowe Price Growth Stock Portfolio - .80%
T. Rowe Price International Stock Portfolio - .90%            Endeavor Enhanced Index Portfolio - .75%
Jennison Growth Portfolio- .85%                               Endeavor High Yield Portfolio - .775%
Dreyfus Small Cap Value Portfolio - .80%                      Endeavor Janus Growth Portfolio - .80%
Dreyfus U.S. Government Securities Portfolio  - .65%

                                                                Capital Guardian U.S. Equity Portfolio -
                                                                                             =========
Capital Guardian Value Portfolio - .85% on first $300           .85% on the first $300 million; .80% on
                       =========
million; .80% on assets over $300 million up to $500            assets over $300 million up to $500 million;
million; .775% on assets over $500 million.                     .775% on assets over $500 million.
Capital Guardian Global Portfolio - 1.05% on the
                        =========
first $150 million; 1.00% on assets over $150 million
up to $300 million; .95% on assets over $300 million
up to $500 million; .925% on assets over $500 million.


         The Trust and the Manager have received an exemptive order from the Securities and Exchange Commission that permits the Manager, subject to certain conditions, and without the approval of shareholders to: (a) employ a new unaffiliated investment adviser for a Portfolio pursuant to the terms of a new investment advisory agreement, in each case either as a replacement for an existing investment adviser or as an additional investment adviser; (b) change the terms of any investment advisory agreement; and (c) continue the employment of an existing investment adviser on the same advisory contract terms where a contract has been assigned because of a change in control of the investment adviser. In such circumstances, shareholders would receive notice of such action, including the information concerning the investment adviser that normally is provided in a proxy statement. The exemptive order also permits disclosure of fees paid to multiple unaffiliated investment advisers of a Portfolio on an aggregate basis only.

The Investment Advisers

         The investment adviser of each Portfolio makes day-to-day investment decisions, arranges for the execution of portfolio transactions, and generally manages each Portfolio's investments.

Endeavor Money Market Portfolio
Endeavor Asset Allocation Portfolio


         Morgan Stanley Asset Management ("Morgan Stanley"), 1221 Avenue of the Americas, New York, New York 10020, a subsidiary of Morgan Stanley Dean Witter & Co., is each Portfolio's investment adviser. Morgan Stanley conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley has been in the investment management business since 1975. As of December 31, 2000, Morgan Stanley, together with its affiliated institutional asset management companies, managed assets of approximately $170.2 billion. On December 1, 1998, Morgan Stanley Asset Management Inc. changed its name to Morgan Stanley Dean Witter Investment Management Inc. but continues to do business in certain circumstances using the name Morgan Stanley Asset Management.


         An asset allocation team makes the allocation decisions between equity and fixed income securities for the Endeavor Asset Allocation Portfolio.

         The day-to-day investment management decisions for the equity portion of the Endeavor Asset Allocation Portfolio are made by:


o Philip W. Friedman - a Managing Director of Morgan Stanley since 1997 and currently head of Morgan Stanley's Institutional Equity Group. Prior to joining Morgan Stanley, Mr. Friedman was the North American Director of Equity Research at Morgan Stanley & Co. Incorporated, a Morgan Stanley
     affiliate, from 1995 to 1997. Mr. Friedman has shared primary responsibility for managing the Equity Growth Portfolio of the Morgan Stanley Dean Witter Institutional Fund, Inc. since September 1998.

o William S. Auslander - a Principal of Morgan Stanley and a Portfolio Manager in the Institutional Equity Group. Prior to joining Morgan Stanley in 1995, he was an equity analyst at Icahn & Co. from 1986 to 1995. Mr. Auslander has shared primary responsibility for managing the Equity Growth Portfolio of the Morgan Stanley Dean Witter Institutional Fund, Inc. since September 1998.

Mr. Friedman and Mr. Auslander assumed responsibility for managing the equity portion of the Endeavor Asset Allocation Portfolio's assets at the end of September 1998.

         The Endeavor Asset Allocation Portfolio's fixed income portion is managed by:

o Thomas L. Bennett - a Managing Director of Morgan Stanley & Co. Incorporated. He joined Miller Anderson & Sherrerd, LLP ("MAS"), an affiliated asset management company of Morgan Stanley, in 1984. He assumed responsibility for the MAS Funds Fixed Income Portfolio in 1984, the MAS Funds Fixed Income II Portfolio in 1990, the MAS Funds Special Purpose Fixed Income and Balanced Portfolios in 1992, the MAS Funds Multi-Asset-Class Portfolio in 1994, and the MAS Funds Multi-Market Fixed Income Portfolio in 1997. He is also responsible for several fixed income portfolios sub-advised by MAS.

o Kenneth B. Dunn - a Managing Director of Morgan Stanley & Co. Incorporated. He joined MAS in 1987. He assumed responsibility for the MAS Funds Fixed Income Portfolio in 1987, the Special Purpose Fixed Income Portfolios in 1992, and the MAS Funds Multi-Market Fixed Income Portfolio in 1997. He is also responsible for several fixed income portfolios sub-advised by MAS.

o Angelo G. Manioudakis - a Principal of Morgan Stanley. He joined MAS in 1993. He was a fixed income analyst from 1993 to 1995. Since 1995, he has served as a fixed income portfolio manager. He joined the management team for the MAS Funds Intermediate Duration Portfolio in 1998 and the MAS Funds Domestic Fixed Income and Fixed Income II Portfolios in 2000. He is also a member of the management teams for several fixed income portfolios sub-advised by MAS.

o Scott F. Richard - a Managing Director of Morgan Stanley. He joined MAS in 1992. He joined the management team for the MAS Funds Limited Duration, Intermediate Duration and Advisory Mortgage Portfolios in 1995, the MAS Funds Targeted Duration Portfolio in 1998 and the MAS Funds Domestic Fixed Income and Fixed Income II Portfolios in 2000. He is also a member of the management teams for several fixed income portfolios sub-advised by MAS.

Messrs. Bennett and Dunn have shared primary responsibility for managing the fixed income portion of the Portfolio since May 1, 1998. Messrs. Manioudakis and Richard have shared primary responsibility for managing the fixed income portion of the Portfolio since May, 2001.



T. Rowe Price International Stock Portfolio


     T. Rowe Price International, Inc. (formerly known as Rowe Price-Fleming International, Inc.) ("Price International"), 100 East Pratt Street, Baltimore, Maryland 21202, a subsidiary of T. Rowe Price Associates, Inc., is the Portfolio's investment adviser. As of December 31, 2000, Price International managed over $32.7 billion in investments for individual and institutional accounts.


o An investment advisory group makes the Portfolio's day-to-day investment decisions. This group also manages the T. Rowe Price International Stock Fund and the Foreign Equity Fund.

Capital Guardian Value Portfolio
Capital Guardian Global Portfolio
Capital Guardian U.S. Equity Portfolio


         Capital Guardian Trust Company ("Capital Guardian"), 333 South Hope Street, Los Angeles, CA 90071 is each Portfolio's investment adviser. Capital Guardian is a wholly-owned subsidiary of Capital Group International, Inc., which itself is a wholly-owned subsidiary of the Capital Group Companies, Inc. Capital Guardian has been providing investment management services since 1968 and manages approximately $121.7 billion in investments as of December 31, 2000.


         Capital Guardian uses a multiple portfolio manager system under which each Portfolio is divided into several segments. Each segment is individually managed with the portfolio manager free to decide on company and industry selection as well as valuation and transaction assessment. An additional portion of each Portfolio is managed by a group of investment research analysts.

         The individual portfolio managers, as applicable, of each segment of each Portfolio, other than that managed by the group of research analysts, are as follows:


o Terry Berkemeier is a Vice President of Capital International Research, Inc. with U.S. equity portfolio management responsibility for Capital Guardian and research responsibilities for the global metals and mining industries. He joined the Capital organization in 1992. (Capital Guardian U.S. Equity Portfolio)



o Michael R. Erickson is a Director, Senior Vice President and portfolio manager of Capital Guardian. He joined the Capital organization in 1987. (Capital Guardian U.S. Equity and Global Portfolios)

o David I. Fisher is Chairman of the Board and Director of Capital Guardian. He joined the Capital organization in 1969. (Capital Guardian U.S. Equity and Global Portfolios)

o Richard N. Haves is a Senior Vice President of Capital Guardian and a portfolio manager with research responsibilities for Capital Guardian. He joined the Capital organization in 1986. (Capital Guardian Global Portfolio)

o Nancy J. Kyle is a Director and Senior Vice President of Capital Guardian. She joined the Capital organization in 1991. (Capital Guardian Global Portfolio)


o Karen A. Miller is a Senior Vice President and a portfolio manager of Capital Guardian. She joined the Capital organization in 1990. (Capital Guardian Value and U.S. Equity Portfolios)



o Christopher A. Reed is a Vice President of Capital International Research, Inc. with portfolio management responsibilities for Capital Guardian. He joined the Capital organization in 1994. (Capital Guardian Global Portfolio)

o Robert Ronus is a Director and President of Capital Guardian. He joined the Capital organization in 1972. (Capital Guardian Global Portfolio)

o Theodore R. Samuels is a Director and Senior Vice President of Capital Guardian. He joined the Capital organization in 1981. (Capital Guardian Value and U.S. Equity Portfolios)

o Lionel M. Sauvage is a Director and Senior Vice President of Capital Guardian. He joined the Capital organization in 1987. (Capital Guardian Global Portfolio)

o Nilly Sikorsky is President and Managing Director of Capital International S.A. with portfolio management responsibilities for Capital Guardian. She joined the Capital organization in 1962. (Capital Guardian Global Portfolio)

o Rudolf M. Staehelin is a Senior Vice President and Director of Capital International Research, Inc. with portfolio management responsibilities for Capital Guardian. He joined the Capital organization in 1981. (Capital Guardian Global Portfolio)

o Eugene P. Stein is Director, Executive Vice President, and Chairman of the Investment Committee of Capital Guardian with portfolio management responsibilities. He joined the Capital organization in 1972. (Capital Guardian Value and U.S. Equity Portfolios)


 Prior Experience of Capital Guardian


         The Capital Guardian U.S. Equity Portfolio commenced operations in October 2000. In addition, Capital Guardian became the investment adviser to the Capital Guardian Value Portfolio and the Capital Guardian Global Portfolio in October 2000.


         As a result, none of these Portfolios has a significant operating history with Capital Guardian as investment adviser. In order to provide you with information regarding the investment capabilities of Capital Guardian, performance information is presented concerning other registered investment companies and institutional private accounts managed by Capital Guardian that have investment objectives, policies, strategies and risks substantially similar to those of the respective Portfolios. Such performance information should not be relied upon as an indication of the future performance of the Portfolios.

         Composite performance data relating to the historical performance of institutional private accounts was calculated on a total return basis and includes all losses. The total returns for each composite reflect the deduction of the highest investment advisory fee for any one portfolio in the composite, brokerage commissions and execution costs paid by Capital Guardian's institutional private accounts without provision for federal or state income taxes. Custodial fees, if any, were included in the calculation for some but not all of the accounts. Each composite includes all actual, fee-paying, discretionary institutional private accounts managed by Capital Guardian, that have investment objectives, policies, strategies and risks substantially similar to those of the relevant Portfolio. Securities transactions are accounted for on the trade date and accrual accounting is utilized. Cash and equivalents are included in performance returns. The institutional private accounts that are included in the composites are not subject to the same types of expenses to which the relevant Portfolio is subject or to the diversification requirements, specific tax restrictions and investment limitations imposed on the Portfolio by the Investment Company Act of 1940 ("1940 Act") or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the composites could have been adversely affected if the institutional private accounts included in the composites had been regulated as investment companies under the federal securities laws.

         The major difference between the Securities and Exchange Commission prescribed calculation of average annual total returns for registered investment companies and total returns for composite performance is that average annual total returns reflects all fees and charges applicable to the registered investment company in question and the total return calculation for the composites reflects only those fees and charges described in the paragraph directly above.


         The performance results for the composites presented below are mostly subject to lower fees and expenses than the relevant Portfolios. If the composites reflected the fees and expenses of the Portfolios, performance results would have been lower.

         The table below assumes the investment of all dividends and capital gain distributions. The table does not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.


         The table below compares the Capital Guardian U.S. Equity Composite's average annual compounded total returns for the 1-, 5- and 10-year periods through 12/31/00 with the S&P 500 Index, the Capital Guardian U.S. Value Equity Composite's average annual compounded total returns for the 1- and 5- year periods and since inception through 12/31/00 with the Russell 1000 Value Index and the Capital Guardian Global Composite's average annual compounded total returns for the 1-, 5- and 10-year periods through 12/31/00 with the Morgan Stanley Capital International World Index ("MSCI World Index").


         The S&P 500 Index is a widely recognized index that measures the stock performance of 500 large- and medium-sized publicly traded companies and is often used to indicate the performance of the overall stock market. The Russell 1000 Value Index is an unmanaged index that measures the performance of the 1000 largest companies in the Russell 3000 Index with lower price-to-book ratios and lower forecasted growth values. The MCSI World Index in an unmanaged index which tracks the stocks of approximately 1,575 companies representing the stock markets of 22 countries. An index does not include transaction costs associated with buying and selling securities or composite account expenses. It is not possible to invest directly in an index.

     ----------------------------- ------------------------------------------------

                                        Average Annual Total Return as of  12/31/00
                                                                            =======

                                                                           10 Year or

                                         1 Year             5 Year            Since
                                         ======             ======           --====
                                                                            Inception

     Capital Guardian  U.S.              2.20%             19.80%            17.98%
                                          =====             ======            =====
     Equity  Composite

     S&P 500 Index                       (9.10)%            18.30%            17.44%
                                         =======            ======            ======

     Capital Guardian  U.S.
     Value Equity  Composite            18.04%             17.25%           16.84%*
                                         ======             ======           ======

     Russell 1000  Value Index           7.01%             16.91%           15.63%*
                                          =====             ======           ======

     Capital Guardian  Global

     Composite                          (11.71)%            17.79%            15.67%
                                        ========            ======            ======

     MSCI World Index                   (12.94)%            12.49%            10.20%
                                        ========            ======            ======
     * Inception was 6/30/93

     ----------------------------- -------------------- ---------------- -----------------

Dreyfus Small Cap Value Portfolio
Dreyfus U.S. Government Securities Portfolio


         The Dreyfus Corporation ("Dreyfus"), 200 Park Avenue, New York, New York 10166, is each Portfolio's investment adviser. Dreyfus, established in 1951, is one of the nation's leading fund companies, managing approximately $150 billion of assets in 195 mutual fund portfolios as of December 31, 2000. Dreyfus is a wholly-owned subsidiary of Mellon Bank Corporation, a global financial services company with approximately $530 billion in assets under management.


o Gerald E. Thunelius and William Howarth have been co-portfolio managers for the Dreyfus U.S. Government Securities Portfolio since February 9, 1998. Mr. Thunelius, who has been with Dreyfus since 1989, is the Senior Portfolio Manager for the Taxable Fixed Income area of Dreyfus. Mr. Howarth is a junior portfolio manager who joined Dreyfus in 1992.

o Peter I. Higgins is the portfolio manager for the Dreyfus Small Cap Value Portfolio. Mr. Higgins has been employed by The Boston Company, Inc., a subsidiary of Mellon Bank Corporation, since August 1988 and by Dreyfus since February 1996. He has managed the Dreyfus Small Company Value Fund since November 1997.

T. Rowe Price Equity Income Portfolio
T. Rowe Price Growth Stock Portfolio


     T. Rowe Price Associates, Inc. ("T. Rowe Price"), 100 East Pratt Street, Baltimore, Maryland 21202, each Portfolio's investment adviser, was founded in 1937. As of December 31, 2000, T. Rowe Price and its affiliates managed over $166.7 billion in investments for more than 8 million individual and institutional investor accounts. T. Rowe Price is a wholly-owned subsidiary of
T. Rowe Price Group, Inc., a publicly traded financial services holding company.



o Brian C. Rogers - a Managing Director of T. Rowe Price, manages the T. Rowe Price Equity Income Portfolio day-to-day and has been Chairman of the Portfolio's Investment Advisory Committee since 1995. He joined T. Rowe Price in 1982 and has been managing investments since 1983. Mr. Rogers has managed the T. Rowe Price Equity Income Fund since 1993 and the T. Rowe Price Value Fund since 1994.

o Robert W. Smith - a Managing Director of T. Rowe Price, manages the T. Rowe Price Growth Stock Portfolio day-to-day and has been Chairman of the Portfolio's Investment Advisory Committee since 1997. He joined T. Rowe Price in 1992 as an equity analyst and has also managed the U.S. stock portion of the T. Rowe Price Global Stock Fund since its inception in 1996 and the T. Rowe Price Growth Stock Fund since 1997.

Endeavor Enhanced Index Portfolio


     J.P. Morgan Investment Management Inc. ("J.P. Morgan"), 522 Fifth Avenue, New York, New York 10036, is the Portfolio's investment adviser. J.P. Morgan is a subsidiary of J.P. Morgan Chase & Co. , which had approximately $638 billion in assets under management as of December 31, 2000.



o An investment advisory group makes the Portfolio's day-to-day investment decisions. The advisory group also manages the J.P. Morgan Smart Index Fund.

Endeavor High Yield Portfolio


         Massachusetts Financial Services Company ("MFS"), 500 Boylston Street, Boston, Massachusetts 02116, is the Portfolio's investment adviser. MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund in the United States. MFS is an indirect subsidiary of Sun Life Assurance Company of Canada. As of December 31, 2000, MFS and its institutional advisory affiliates had approximately $141 billion in assets under management.


o Bernard Scozzafava - a Senior Vice President of MFS, is the portfolio manager for the Portfolio. Mr. Scozzafava has been a portfolio manager with MFS since 1989.




Endeavor Janus Growth Portfolio


         Janus Capital Corporation ("Janus"), 100 Fillmore Street, Denver, Colorado 80206-4928, is the Portfolio's investment adviser. Janus is a majority-owned subsidiary of Stilwell Financial, Inc. Janus is a 30-year old investment adviser to a group of mutual funds and individual investors. As of December 31, 2000, Janus managed approximately $251 billion in assets.

         The Portfolio's day-to-day investments are managed by Edward Keely, CFA, a Vice President at Janus who also currently manages the Growth Portfolio of the WRL Series Fund, Inc. ("WRL Growth Portfolio"). Prior to joining Janus in 1998, Mr. Keely was Senior Vice President of Investments at Founders Asset Management where he was also the portfolio manager of Founders Growth Fund from 1994 to 1998. Prior to January, 2000, Mr. Keely co-managed the Portfolio and the WRL Growth Portfolio.


Prior Experience With Comparable Fund

         Because the Portfolio commenced operations on May 1, 1999, it does not have a significant operating history. The Portfolio's investment adviser is also the investment adviser of the WRL Growth Portfolio. To date, shares of the WRL Growth Portfolio have only been sold to the separate accounts of PFL to fund benefits under certain variable life insurance policies and variable annuity contracts including the Contracts. On April 30, 1999, a portion of the assets underlying the shares of the WRL Growth Portfolio was transferred to the Portfolio.


         The WRL Growth Portfolio commenced operations on October 2, 1986. The Portfolio and the WRL Growth Portfolio have substantially identical investment objectives, policies, and strategies. Since a pro rata portion of the assets of the WRL Growth Portfolio was transferred to the Portfolio, past performance information regarding the WRL Growth Portfolio is presented. For the year ended December 31, 2000, the management fees and total operating expenses of the WRL Growth Portfolio were substantially the same as the fees and expenses incurred by the Portfolio. This information should not be relied upon as an indication of the future performance of the Portfolio.


         The tables below assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. The tables do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The bar chart below shows you the WRL Growth Portfolio's performance for the last ten years and indicates how it has varied from year to year. The WRL Growth Portfolio has experienced short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

                                Year-by-Year Total Return as of 12/31 of Each Year

         ----------- -------- --------- --------- --------- -------- ---------- --------- --------- ----------

          59.79%    2.35%    3.97%     (8.31)%   47.12%    17.96%   17.54%     64.48%    59.67%    (28.94)%
                                                                                                    =======


         91          92       93        94        95        96       97         98        99        00
                                                                                                    ==

         ----------- -------- --------- --------- --------- -------- ---------- --------- --------- ----------

                                    High Quarter:  4th  - 1999     +33.08%

                                    Low Quarter:    4th  - 2000      -26.94%
                                                     ===  ==================



         The table below compares the WRL Growth Portfolio's average annual compounded total returns for the 1-, 5- and 10-year periods through 12/31/00 with the S&P 500 Index, a widely recognized unmanaged index that measures the stock performance of 500 large- and medium-sized publicly traded companies and is often used to indicate the performance of the overall stock market, and with the Lipper VA Growth Index, an equally weighted performance index of growth funds underlying 30 variable annuities. An index does not include transaction costs associated with buying and selling securities or any mutual fund expense. It is not possible to invest directly in an index.


     --------------------------------------------------------------------------

                                Average Annual Total Return as of  12/31/00
                                                                    =======

                             ------- -------------- ------------- -------------


                                        1 Year         5 Year        10 Year
                                        ------         ------        -------

                             ------- -------------- ------------- -------------


     WRL Growth Portfolio              (28.94)%       20.94%         19.49%
                                        ========       ======         =====
     S&P 500 Index                      (9.10)%       18.30%         17.44%
                                         =======       ======         =====
     Lipper VA Growth Index            (13.24)%       14.94%         14.77%
                                        ========       ======         =====


     ------------------------------- -------------- ------------- -------------

Jennison Growth Portfolio


         Jennison Associates LLC ("Jennison"), 466 Lexington Avenue, New York, New York 10017, is the Portfolio's investment adviser. Jennison has served as an investment adviser to investment companies since 1990 and manages approximately $81 billion in assets as of December 31, 2000. Jennison is a wholly-owned subsidiary of The Prudential Insurance Company of America.


         The day-to-day investment management decisions for the Portfolio are made by:


o Kathleen McCarragher - an Executive Vice President of Jennison, is also Jennison's Growth Equity Investment Strategist. Ms. McCarragher joined Jennison in 1998 after a 17 year investment career, including positions at Weiss, Peck & Greer L.L.C. (1992 to 1998) as a portfolio manager and State Street Research & Management Company, where she was a member of the Investment Committee.


o Michael A. Del Balso - an Executive Vice President of Jennison, where he has been part of the investment team since 1972, is also Jennison's Director of Equity Research.

Prior Experience of Jennison


         Jennison became the investment adviser to the Jennison Growth Portfolio in October 2000. As a result, this Portfolio does not have a significant operating history with Jennison as an investment adviser. In order to provide you with information regarding past investment performance of Jennison, composite performance information is presented concerning other registered investment companies and institutional private accounts managed by Jennison that have investment objectives, policies, strategies and risks substantially similar to those of the Portfolio. Such performance information should not be relied upon as an indication of the future of the Portfolio.

         Composite performance data relating to the historical performance of registered investment companies and institutional private accounts was calculated on a total return basis and includes all losses. The total returns for the composite reflect the deduction of investment advisory fees, brokerage commissions and execution costs paid by Jennison's registered investment company and institutional private accounts without provision for federal or state income taxes or other expenses. Custodial fees, if any, were not included in the calculation. The composite includes all actual, fee-paying, discretionary registered investment company and institutional private accounts managed by Jennison, that have investment objectives, policies, strategies and risks substantially similar to those of the Portfolio. Securities transactions are accounted for on the trade date and accrual accounting is utilized. Cash and equivalents are included in performance returns. The registered investment companies and institutional private accounts that are included in the composite do not reflect the same types of expenses to which the Portfolio is subject . The institutional private accounts included in the composite are not subject to the diversification requirements, specific tax restrictions and investment limitations imposed on the Portfolio by the 1940 Act or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the composite could have been adversely affected if the institutional private accounts included in the composite had been regulated as investment companies under the federal securities laws.

         The major difference between the Securities and Exchange Commission prescribed calculation of average annual total returns for registered investment companies and total returns for composite performance is that average annual total returns reflects all fees and charges applicable to the registered investment company in question and the total return calculation for the composite reflects only those fees and charges described in the paragraph directly above.


         The performance results for the composite presented below are subject to lower fees and expenses than the Portfolio. If the composite reflected the fees and expenses of the Portfolio, performance results would have been lower.

         The table below assumes the reinvestment of all dividends and capital gains distributions. The table does not include the effect of Contract changes. If these Contract changes had been included, performance would have been lower.


         The table below compares the Jennison Growth Equity Composite's average annual compounded total returns for the 1-, 5- and 10-year periods through 12/31/00 with the S&P 500 Index, a widely recognized index that measures the stock performance of 500 large- and medium- sized publicly traded companies and is often used to indicate the performance of the overall stock market. An index does not include transaction costs associated with buying and selling securities or any composite account expenses. It is not possible to invest directly in an index.


    ---------------------------------------------------------------------------

                               Average Annual Total Return as of  12/31/00
                                                                   =======

                                 -- -------------- ------------- ---------------


                                       1 Year         5 Year        10 Year
                                       ------         ------        -------

                                 -- -------------- ------------- ---------------


    Jennison Growth Equity            (17.28)%       21.15%         19.86%
                                       ========       ======         =====

    Composite


    S&P 500 Index                      (9.10)%       18.30%         17.44%
                                        =======       ======         =====


    ------------------------------- -------------- ------------- --------------

Brokerage Enhancement Plan


         The Trust has adopted, in accordance with the substantive provisions of Rule 12b-1 under the 1940 Act, a Brokerage Enhancement Plan (the "Plan") for each of its Portfolios. The Plan uses available brokerage commissions to promote the sale and distribution of each Portfolio's shares. Under the Plan, the Trust uses recaptured commissions to pay for distribution expenses. Except for recaptured commissions, unlike asset based charges imposed by many mutual funds for sales expenses, the Portfolios do not incur any asset based or additional fees or charges under the Plan.


How the Plan Works


         Under the Plan, the Manager is authorized to direct investment advisers to use certain broker-dealers for securities transactions. (The duty of best price and execution still applies to these transactions.) These broker-dealers have agreed to give a percentage of their commission from the sale and purchase of securities to Transamerica Capital, Inc., the distributor of the Trust's shares.


         Transamerica Capital, Inc. will not make any profit from participating in the Plan. It is obligated to use any money given to it under the Plan for distribution expenses (other than a minimal amount to defray its legal and administrative costs). The rest will be spent on activities that are meant to result in the sale of the Portfolios' shares, including:

o holding or participating in seminars and sales meetings promoting the sale of the Portfolios' shares

o    paying marketing fees requested by broker-dealers who sell Contracts

o    training sales personnel

o compensating broker-dealers and/or registered representatives in connection with the allocation of cash values and premiums of the Contracts to the Trus

o    printing  and  mailing   Trust   prospectuses,   statements  of  additional
     information and shareholder reports to prospective Contract holders

o    creating and mailing advertising and sales literature

[SIDE BAR:


         If you would like to learn more about the Plan, including the amount of commissions recaptured in 2000, please read the Statement of Additional Information which discusses the legal terms and conditions of the Plan.]


         Financial Highlights


         The following financial highlights tables are intended to help you understand each Portfolio's financial performance for the past 5 years (or for its period of operation in the case of Portfolios that have operated for less than 5 years) . Certain information reflects financial results for a single Portfolio share. Total return in each table shows how much an investment in a Portfolio would have increased (or decreased) during each period (assuming reinvestment of all dividends and distributions). The information for the years or periods ended December 31 has been audited by Ernst & Young LLP, whose report, along with each Portfolio's financial statements, is included in the Trust's Annual Report, which is available upon request.

ENDEAVOR MONEY MARKET PORTFOLIO*



                                  Year         Year  Ended   Year         Year  Ended   Year
                                   ====
                                Ended          12/31/99        Ended          12/31/97        Ended
                                               --------                       --------
                                 12/31/00                     12/31/98*                      12/31/96
                                --========                     ---------                      -------
 Operating
 Performance:

  Net asset value, beginning
of  year..................     $1.00          $1.00           $1.00          $1.00            $1.00
     ====                        ----           ----            ----           ----              --

Net investment income.............0.0579      0.0465          0.0485         0.0498          0.0479
                                 - ======      ------          ------         ------          -----


Distributions:

Dividends from net investment

income..........................(0.0579)      (0.0465)        (0.0485)       (0.0498)        (0.0479)
                                 ========                                                      ======


Distributions from net


realized gains.............     ----           ----            ----           ----            ----
                                ----           ----            ----           ----            ----

Total distributions.............(0.0579)      (0.0465)        (0.0485)       (0.0498)        (0.0479)
                                -========      --------        --------       --------        -------

Net asset value, end of  year
                          ===
                                $1.00          $1.00           $1.00          $1.00            $1.00
                                 ====           ====            ====           ====              ===
Total return+.....................5.95%       4.75%           4.96%          5.07%           4.91%
                                 = =====       ====            ====           ====            ====


Ratios to average net assets/supplemental data:


  Net assets, end of  year
                        ==
(in 000's).................      $124,629     $134,779        $100,932       $51,162          $41,545
                                  ========                                                      =====


Ratio of net investment
income to average net assets

                                 5.79%        4.67%           4.92%          4.99%            4.81%
                                  =====                                                         ===

Ratio of net expenses to
average net

assets ....................      0.60%        0.55%           0.60%          0.60%           0.60%
                                  =====

 Ratio of expenses to
average net assets ........      0.60%        0.55%           0.60%          0.60%           0.60%
                                  =====

------------------

* Effective May 1, 1998, the name of the TCW Money Market Portfolio was changed to Endeavor Money Market Portfolio and Morgan Stanley Asset Management became the Portfolio's investment adviser.

+ Total return represents the aggregate total return for the periods indicated. The total return of the Portfolio does not reflect the charges against the separate accounts of Transamerica or the Contracts.

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO


                             Year Ended      Year  Ended   Year         Year         Year  Ended
                              ==========
                               12/31/00     12/31/99        Ended          Ended           12/31/96++
                              --========     --------                                      --========
                                                             12/31/98++    12/31/97
                                                             ----------     -------

Operating
performance:


  Net asset value,
beginning of  year...........$20.88         $16.19          $14.21         $13.95          $12.19
               ====            -----          -----           -----          -----           ====

Net investment income.......    0.03        0.10            0.12           0.10          0.09
                                 ====


Net realized and unrealized gain /(loss) on investments.


                              (3.68)        5.02            2.08           0.26            1.76
                              -======        ----            ----           ----           --==


Net increase/(decrease)
in net assets
resulting from

investment operations.......  (3.65)        5.12            2.20           0.36            1.85
                              -======        ----            ----           ----           --==


Distributions:


  Dividends from

net investment income.......  (0.03)         (0.26)          (0.11)         (0.10)         (0.09)


Distributions from net

realized gains..............  (2.02)         (0.17)          (0.11)         ---            ---
                              ------         ------          ------         ---            ---


 Total distributions.........(2.05)         (0.43)          (0.22)         (0.10)         (0.09)
                              ------         ------          ------         ------         -----

Net asset value, end of
year........................   $15.18       $20.88          $16.19         $14.21         $13.95
====                            ======        =====           =====          =====          ====

 Total  return+...........  (18.26)%       32.35%          15.44%          2.54%         15.23%
          =======             ========       =====           =====           ====          ====

Ratios to average net
assets/ supplemental data:

  Net assets, end of
year (in 000's).............   $186,664     $228,655        $184,856       $164,560       $134,435
                                ========


 Ratio of net investment
income to average net
assets......................   0.15%        0.73%           0.76%          0.74%          0.73%
                                =====


Ratio of net expenses to
average net

assets .....................   0.98%        0.91%           0.98%          1.07%          1.18%
                                =====


 Ratio of expenses to
average net assets .........   1.07%        1.00%           1.10%          1.12%          1.18%
                                =====


 Portfolio turnover rate...   63%          30%             21%            19%            11%
                                ===


-----------------
+ Total return represents aggregate total return for the periods indicated. The total return of the Portfolio does not reflect the charges against the separate accounts of Transamerica or the Contracts.

++ Per share amounts have been calculated using the average share method which more appropriately presents the per share data for the year since use of the undistributed method did not accord with results of operations.

 CAPITAL GUARDIAN VALUE PORTFOLIO*


                                Year  Ended      Year         Year         Year  Ended    Year  Ended
                                ====
                                 12/31/00       Ended          Ended          12/31/97          12/31/96++
                                --========                                     --------         --========

                                                 12/31/99       12/31/98

Operating
performance:


  Net asset value, beginning
of  year..................     $19.99           $21.68         $20.70         $17.21            $14.23
     ====                       ------            -----          -----          -----             ====

Net investment income......       0.15          0.18           0.22           0.20             0.20
                                   ====


Net realized and unrealized gain/(loss) on investments.


                                 0.68           (0.72)         1.36           3.96              3.15
                                --====           ------         ----           ----             --==

Net increase/(decrease) in
net assets resulting from

investment operations......      0.83           (0.54)         1.58           4.16              3.35
                                --====           ------         ----           ----             --==


Distributions:


  Dividends from net

investment income..........     (0.19)           (0.24)         (0.22)         (0.14)           (0.13)
                                                                                                 =====


Distributions from net


realized gains.............     (3.05)           (0.91)         (0.38)         (0.53)           (0.24)
                                ------           ------         ------         ------           -=====

Total distributions........     (3.24)           (1.15)         (0.60)         (0.67)           (0.37)
                                ------           ------         ------         ------           ------

Net asset value, end of  year
                          ===
                                 $17.58         $19.99         $21.68         $20.70           $17.21
                                ========          =====          =====          =====            ====
 Total  return+..........     5.57%            (3.06)%        7.56%          24.81%           23.84%
          =======               =====            ======         ====           =====            ====

 Ratios to average net assets/supplemental data:

  Net assets, end of  year
                        ==
(in 000's).................      $182,354       $209,653       $246,102       $216,039          $127,927
                                  ========                                                        ======


Ratio of net investment
income to average net assets

                                 0.77%          0.77%          1.10%          1.39%             1.29%
                                  =====                                                           ===

Ratio of net expenses to
average net

assets.....................      0.91%          0.88%          0.84%          0.89%             0.91%
                                  =====                                                           ===


Ratio of expenses to average

net assets.................      0.93%          0.95%          0.85%          0.89%            0.91%
                                  =====

 Portfolio turnover

rate.......................      85%            51%            19%            16%              27%
                                  ===


-----------------------

* Effective October 9, 2000, the name of the Endeavor Value Equity Portfolio was changed to Capital Guardian Value Portfolio and Capital Guardian Trust Company became the Portfolio's investment adviser.


+ Total return represents aggregate total return for the periods indicated. The total return of the Portfolio does not reflect the charges against the separate accounts of Transamerica or the Contracts.

++ Per share amounts have been calculated using the average share method which more appropriately presents the per share data for the year since use of the undistributed method did not accord with results of operations.

JENNISON GROWTH PORTFOLIO*



                         Year  Ended     Year  Ended   Year  Ended     Year  Ended      Period  Ended
                         ====
                          12/31/00      12/31/99        12/31/98          12/31/97           12/31/96*
                         --========      --------        --------          --------           --------


Operating performance:

Net asset value,
beginning of period......$12.56          $12.22          $11.75            $10.06             $10.00
                          -----           -----           -----             -----              -----


Net investment  income

                          0.20          0.18            0.11              0.07                ----
                           ====


Net realized and Unrealized gain/(loss) on investments.........


                         (1.56)         0.41            0.50              1.62               0.06
                         -======         ----            ----              ----               ---

Net
increase/(decrease) in
===================
net assets resulting
from investment          (1.36)         0.59            0.61              1.69               0.06
                         -======         ----            ----              ----               ---
operations.........


Distributions:

Dividends from net

investment income......  (0.18)          (0.13)          (0.05)             ---               ---

Distributions from net

realized gains.........  (0.72)          (0.12)          (0.09)             ---                ---
                         ------          ------          ------            -----              ----

Total distributions....  (0.90)          (0.25)          (0.14)            ---                 ---
                         ------          ------          ------            ---                ----

Net asset value, end

of period..........       $10.30        $12.56          $12.22            $11.75             $10.06
                         ========         =====           =====             =====              ====

Total return++.........  (11.58)%       4.79%           5.18%             16.81%             0.60%
                         =========       ====            ====              =====              ====


Ratios to average net assets/ supplemental data:

Net assets, end of

period (in 000's)..       $36,458       $44,900         $45,506           $26,802            $701
                           =======


Ratio of net
investment

income/(loss) to

average net assets.....   1.60%         1.34%           1.22%             1.34%              (1.09)%+
                           =====



Ratio of net expenses to average net assets..


                          0.93%         0.85%           0.98%             1.15%              1.30%+
                           =====


Ratio of expenses to average net assets.....


                          1.00%         0.91%           1.00%             1.15%              1.30%+
                           =====

Ratio of net expenses to average net assets before waivers.........


                          1.00%         0.91%           1.00%             1.16%              12.69%+
                           =====


Portfolio turnover


 Rate.................   166%          48%             43%               44%                0%
  ====                     ====


-----------------
* Effective October 9, 2000, the name of the Endeavor Opportunity Value Portfolio was changed to Jennison Growth Portfolio and Jennison Associates LLC became the investment adviser to the Portfolio. The Portfolio commenced operations on November 18, 1996.

+        Annualized.


++ Total return represents aggregate total return for the periods indicated. The total return of the Portfolio does not reflect the charges against the separate accounts of Transamerica or the Contracts.

DREYFUS SMALL CAP VALUE PORTFOLIO


                                Year Ended   Year  Ended     Year         Year  Ended   Year  Ended
                                 ====
                               12/31/00     12/31/99          Ended          12/31/97         12/31/96++#
                              --========     --------                         --------        --=========

                                                               12/31/98

Operating
performance:


  Net asset value,
beginning of year ......     $16.51         $14.14            $16.41         $14.69           $12.22
             ====              -----          -----             -----          -----            ====


Net investment income/(loss)

                              (0.03)        (0.04)            (0.03)         0.02             0.12
                               ======                                                           ==

Net realized and unrealized gain/(loss) on investments.


                               1.87         4.00              (0.13)         3.52             2.95
                              --====         ----              ------         ----            --==

Net increase/
(decrease) in net assets
resulting from investment

operations.................    1.84         3.96              (0.16)         3.54             3.07
                              --====         ----              ------         ----            --==


Distributions:


  Dividends from

net investment income......   ---            ---               (0.02)         (0.10)          (0.14)
                                                                                               =====


Distributions from net


realized gains.............   (2.73)         (1.59)            (2.09)         (1.72)          (0.46)
                              ------         ------            ------         ------          -=====


Total distributions........   (2.73)         (1.59)            (2.11)         (1.82)          (0.60)
                              ------         ------            ------         ------          ------


 Net asset value, end of
year.......................    $15.62       $16.51            $14.14         $16.41          $14.69
====                            ======        =====             =====          =====           ====

 Total  return+..........   11.02%         29.39%            (2.18)%        25.56%          25.63%
          =======             ======         =====             ======         =====           ====

Ratios to average net
assets/supplemental data:

  Net assets, end of
year (in 000's)............    $213,086     $187,803          $158,662       $146,195         $85,803
                                ========                                                        =====


Ratio of net investment
income/(loss) to average

net assets.................   (0.23)%       (0.28)%           (0.23)%        0.20%            0.95%
                               =======                                                          ===


Ratio of net expenses to

average net assets.........    0.91%        0.90%             0.86%          0.91%            0.92%
                                =====                                                           ===


Ratio of expenses to

average net assets.........    1.26%        1.22%             0.94%          0.91%            0.92%
                                =====                                                           ===

Portfolio turnover rate....     192%        216%              183%           127%            171%
                                 ====


-----------------------

+ Total return represents aggregate total return for the periods indicated. The total return of the Portfolio does not reflect the charges against the separate accounts of Transamerica or the Contracts.

++ Per share amounts have been calculated using the average share method which more appropriately presents the per share data for the year since use of the undistributed method did not accord with results of operations.


# The Dreyfus Corporation became the Portfolio's investment adviser effective September 16, 1996.

T. ROWE PRICE EQUITY INCOME PORTFOLIO


                                     Year  Ended      Year       Year  Ended    Year  Ended    Year  Ended
                                     ====
                                       12/31/00        Ended         12/31/98         12/31/97        12/31/96++
                                      --========                      --------         --------       --========

                                    12/31/99

Operating performance:


  Net asset value, beginning of
year..............................   $19.50         $20.04         $19.34           $15.49           $13.05
====                                  -----          -----          -----            -----            =====


Net investment


income............................    0.39         0.38           0.35             0.25            0.41
                                       ====

Net realized and unrealized  gain
                              ===
on investments....................   1.78           0.42           1.33             4.06            2.17
==============                       ====           ====           ====             ====            ====

Net increase in net assets
resulting from investment

operations........................   2.17           0.80           1.68             4.31             2.58
==========                           ====           ----           ----             ----            --===


Distributions:


  Dividends from net investment
income............................   (0.39)         (0.40)         (0.28)           (0.19)          (0.10)


Distributions from net realized

gains.............................   (1.76)         (0.94)         (0.70)           (0.27)          (0.04)
                                     ------         ------         ------           ------          ------

Total distributions...............   (2.15)         (1.34)         (0.98)           (0.46)          (0.14)
                                     ------         ------         ------           ------          ------

Net asset value, end of  year....   $19.52         $19.50         $20.04           $19.34          $15.49
                          ====       ======          =====          =====            =====           ====

  Total  return+................   12.31%         3.47%          8.81%            28.27%          19.88%
           =======                   ======         ====           ====             =====           ====

 Ratios to average net assets/ supplemental data:

  Net assets, end of  year
                        ==
(in 000's)........................    $257,343     $264,718       $262,328         $197,228         $78,251
                                       ========                                                       =====


Ratio of net investment income to

average net assets................    1.98%        1.89%          2.18%            2.47%            2.89%
                                       =====                                                          ===


Ratio of net expenses to average

net assets........................    0.90%        0.87%          0.85%            0.94%            0.96%
                                       =====                                                          ===


Ratio of expenses to average net

assets ...........................    0.90%        0.88%          0.85%            0.94%            0.96%
                                       =====                                                          ===

Portfolio turnover rate...........     38%         35%            20%              23%             19%
                                        ===



--------------------------

+ Total return represents aggregate total return for the periods indicated. The total return of the Portfolio does not reflect the charges against the separate accounts of Transamerica or the Contracts.

++ Per share amounts have been calculated using the average share method which more appropriately presents the per share data for the period since use of the undistributed method did not accord with results of operations.

T. ROWE PRICE GROWTH STOCK PORTFOLIO


                                             Year Ended   Year  Ended      Year       Year  Ended   Year  Ended
                                              ====
                                             12/31/00       12/31/99          Ended         12/31/97       12/31/96++
                                            --========       --------                        --------      --========

                                                                             12/31/98

Operating performance:


  Net asset value, beginning of  year.   $28.73         $25.60           $20.78         $16.29          $13.72
                                   ====     -----          -----            -----          -----           ---

Net investment income...................     0.00*       0.03             0.06           0.04            0.11
                                              =====

  Net realized and unrealized
gain/(loss) on investments..............   (0.15)        5.28             5.76           4.59            2.71
===========                                -======        ----             ----           ----            ---

Net increase/(decrease) in net assets
=======================
resulting from investment operations....   (0.15)        5.31             5.82           4.63             2.82
                                           -======        ----             ----           ----            --==


Distributions:


 Dividends from net investment income.

                                           (0.03)         (0.07)           (0.05)         (0.03)          (0.01)
Distributions from net realized gains...   (2.93)         (2.11)           (0.95)         (0.11)          (0.24)
                                           ------         ------           ------         ------          ------

Total distributions.....................   (2.96)         (2.18)           (1.00)         (0.14)          (0.25)
                                           ------         ------           ------         ------          ------


Net asset value, end of

 year..................................    $25.62       $28.73           $25.60         $20.78          $16.29
  ====                                       ======        =====            =====          =====           ===

 Total  return+.......................   (0.51)%        22.19%           28.67%          28.57%         20.77%
          =======                          =======        =====            =====           =====          ====

Ratios to average net
assets/supplemental data:

  Net assets, end of  year (in 000's).     $269,983    $257,879         $194,301       $123,230        $59,732
                        ====                  ========


Ratio of net investment income to

average net assets......................    0.01%        0.21%            0.43%          0.38%            0.75%
                                             =====                                                          ===


Ratio of net expenses to average net

assets..................................    0.90%        0.87%            0.87%          0.96%            1.01%
                                             =====                                                          ===


Ratio of expenses to average net assets.


                                            0.91%        0.88%            0.87%          0.96%            1.01%
                                             =====                                                          ===
Portfolio turnover rate.................     80%         66%              58%            41%             44%
                                              ===



--------------------

* Amount rounds to less than $0.005 per share.

+ Total return represents aggregate total return for the periods indicated. The total return of the Portfolio does not reflect the charges against the separate accounts of Transamerica or the Contracts.

++ Per share amounts have been calculated using the average share method which more appropriately presents the per share data for the period since use of the undistributed method did not accord with results of operations.

ENDEAVOR ENHANCED INDEX PORTFOLIO



                                                       Year Ended         Year  Ended      Year  Ended      Period  Ended
                                                        ==========
                                                         12/31/00           12/31/99           12/31/98           12/31/97*
                                                        --========           --------           --------           --------

Operating performance:

Net asset value,
beginning of period.............................     $18.16             $16.08              $12.29             $10.00
                                                      -----              -----               -----              -----


Net investment income...........................      0.07             0.08                0.04               0.02
                                                       ====


Net realized and unrealized gain/(loss) on

investments.....................................     (1.99)            2.78                3.81               2.27
                                                     -======            ----                ----               ---

Net  increase/(decrease) in net assets resulting
      ===================
from investment operations......................     (1.92)            2.86                3.85               2.29
                                                     -======            ----                ----               ---


Distributions:

Dividends from net investment income............     (0.08)             (0.03)              (0.02)              ---

Distributions from net realized gains...........     (1.03)             (0.75)              (0.04)              ---
                                                     ------             ------              ------

Total distributions.............................     (1.11)             (0.78)              (0.06)              ---
                                                     ------             ------              ------             ----


Net asset value, end of period..................      $15.13           $18.16              $16.08             $12.29
                                                       ======            =====               =====              ====

Total return++..................................     (10.92)%          18.16%              31.39%             22.90%
                                                     =========          =====               =====              =====


Ratios to average net assets/supplemental data:
Net assets, end of

period (in 000's)...............................      $156,517         $153,967            $64,058            $19,811
                                                       ========


Ratio of net investment income to average net

assets..........................................      0.53%            0.73%               0.48%              0.55%+
                                                       =====


Ratio of net expenses to average net assets ....

                                                      0.87%            0.78%               1.10%              1.30%+
                                                       =====

 Ratio of net expenses to average net assets
before waivers..................................      0.87%            0.78%               1.10%              1.56%+
                                                       =====

Portfolio turnover rate.........................      68%              56%                 78%                6%
                                                       ===


-----------------


* The Portfolio commenced operations on May 2, 1997.


+        Annualized.


++ Total return represents aggregate total return for the periods indicated. The total return of the Portfolio does not reflect the charges against the separate accounts of Transamerica or the Contracts.

ENDEAVOR JANUS GROWTH PORTFOLIO



                                                                        Year Ended           Period  Ended
                                                                         ====
                                                                         12/31/00              12/31/99*
                                                                        --========              --------

Operating performance:
Net asset value, beginning of period.........................     $95.37                  $69.88
                                                                   -----                   -----


Net investment  income/(loss)...............................     (0.23)                  (0.04)
                 =============                                    ======


Net realized and unrealized gain/(loss) on investments.......


                                                                  (27.80)                25.53
                                                                  -=======                ----


Net increase/(decrease) in net assets resulting from investment

operations...................................................     (28.03)                25.49
                                                                  -=======                ----

Net asset value, end of period...............................       $67.34               $95.37
                                                                     ======                ====

Total return++                                                    (29.39)%               36.48%
                                                                   ========               =====


Ratios to average net assets/ supplemental data:


Net assets, end of period (in 000's).........................       $754,184             $1,065,191
                                                                     ========

Ratio of net investment loss to average net assets...........     (0.24)%                (0.09)%+
                                                                   =======


Ratio of net expenses to average net

assets ......................................................      0.85%                  0.83%+
                                                                    =====                   ====


Ratio of net expenses to average net assets before waivers...


                                                                   0.86%                 0.83%+
                                                                    =====

Portfolio turnover rate......................................       46%                  43%
                                                                     ===


-----------------
* The Portfolio commenced operations on May 1, 1999.

+        Annualized.


++ Total return represents aggregate total return for the periods indicated. The total return of the Portfolio does not reflect the charges against the separate accounts of Transamerica or the Contracts.

CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO

                                                                       Period Ended

                                                                        12/31/00*

Operating performance:

Net asset value, beginning of period.........................     $10.00
====================================                              ======

Net investment income........................................     0.01
=====================                                             ====

Net realized and unrealized gain on

investments..................................................     0.09
===========                                                       ====

Net increase in net assets resulting from investment operations

                                                                  0.10

Net asset value, end of period...............................     $10.10
==============================                                    ======

Total return++                                                    1.00%
==============                                                    =====

Ratios to average net assets/ supplemental data:

Net assets, end of period (in 000's).........................     $33,507
====================================                              =======

Ratio of net investment loss to average net assets...........     0.45%+
==================================================                ======

Ratio of net expenses to average net

assets ......................................................     1.13%+
=======                                                           ======

Portfolio turnover rate......................................     108%
=======================                                           ====

-----------------
*        The Portfolio commenced operations on October 9, 2000.

+        Annualized.

++ Total return represents aggregate total return for the periods indicated. The total return of the Portfolio does not reflect the charges against the separate accounts of Transamerica or the Contracts.

CAPITAL GUARDIAN GLOBAL PORTFOLIO*



                                                                     Year  Ended      Year  Ended      Period  Ended
                                                                     ====
                                                                      12/31/00*         12/31/99          12/31/98*+++
                                                                     --=========         --------          -----------

Operating performance:
Net asset value, beginning of period.........................     $15.77              $10.66           $10.00
                                                                   -----               -----            -----


Net investment income/(loss).................................      0.02              (0.01)           0.07
                                                                    ====


Net realized and unrealized gain/(loss) on investments.......


                                                                  (2.37)             5.12             0.59
                                                                  -======             ----             ---


Net increase/(decrease) in net assets resulting from investment

operations...................................................     (2.35)             5.11             0.66
                                                                  -======             ----             ---


Distributions:

Distributions from net realized gains........................     (1.36)              ---              ---
                                                                  ------              ---              ---

Total distributions..........................................     (1.36)              ---              ---
                                                                  ------              ---              ---


Net asset value, end of period...............................       $12.06           $15.77           $10.66
                                                                     ======            =====            ====

Total return++...............................................     (15.42)%           47.84%           6.60%
                                                                  =========           =====            ====


Ratios to average net assets/ supplemental data:


Net assets, end of period (in 000's).........................       $50,352          $40,770          $24,865
                                                                     =======


Ratio of net investment income/(loss) to average net assets..


                                                                   0.08%             (0.12)%          0.75%+
                                                                    =====


Ratio of net expenses to average net

Assets ......................................................      1.28%             1.48%            1.49%+
                                                                    =====

Ratio of expenses to average net assets .....................       1.30%            1.49%            1.49%+
                                                                     =====


Ratio of net expenses to average net assets before waivers...


                                                                   1.30%             1.49%            1.55%+
                                                                    =====

Portfolio turnover rate......................................       303%             157%             128%
                                                                     ====


-----------------
* Effective October 9, 2000, the name of the Endeavor Select Portfolio was changed to Capital Guardian Global Portfolio and Capital Guardian Trust Company became the Portfolio's investment adviser. The Portfolio commenced operations on February 3, 1998.

+        Annualized.


++ Total return represents aggregate total return for the periods indicated. The total return of the Portfolio does not reflect the charges against the separate accounts of Transamerica or the Contracts.


+++ Per share amounts have been calculated using the average share method which more appropriately presents the per share data for the period since use of the undistributed method did not accord with results of operations.

DREYFUS U.S. GOVERNMENT SECURITIES PORTFOLIO


                                       Year  Ended      Year       Year  Ended   Year  Ended    Year  Ended
                                       ====
                                         12/31/00        Ended         12/31/98        12/31/97       12/31/96*++
                                        --========                      --------        --------       ---------=

                                                        12/31/99

Operating performance:


  Net asset value, beginning of
 year............................     $11.53         $12.32         $11.87          $11.23           $11.39
  ====                                  -----          -----          -----           -----            ====

Net investment income.............       0.74        0.62           0.40            0.39            0.62
                                          ====


Net realized and unrealized

gain/(loss) on investments........      0.36         (0.73)         0.46            0.61            (0.44)
                                       --====         ------         ----            ----            -====


Net increase/ (decrease) in net
assets resulting from investment

operations..............................1.10.........(0.11)         0.86            1.00             0.18
                                       - ====         ------         ----            ----            --==


Distributions:


  Dividends from net investment
income............................     (0.75)         (0.46)         (0.41)          (0.36)          (0.22)
                                                                                                      =====


Distributions from net realized gains

                                        0.00         (0.22)         ---             ---             (0.12)
                                       --====         ------                         ---             -----
Total distributions...............     (0.75)         (0.68)         (0.41)          (0.36)          (0.34)
                                       ------         ------         ------          ------          ------

Net asset value, end of  year....     $11.88         $11.53         $12.32          $11.87          $11.23
                          ====         ======          =====          =====           =====           ====

  Total  return+................     10.16%         (0.87)%        7.38%           9.15%           1.81%
           =======                     ======         ======         ====            ====            ===

 Ratios to average net assets/ supplemental data:

  Net assets, end of  year (in
                        ====
000's)............................      $75,182      $83,777        $82,889         $46,542          $24,727
                                         =======                                                       =====


Ratio of net investment income to

average net assets................      5.38%        5.52%          5.21%           5.74%            5.68%
                                         =====                                                         ===


Ratio of net expenses to average net

assets............................      0.74%        0.73%          0.72%           0.80%            0.82%
                                         =====                                                         ===


Ratio of expenses to average net

assets ...........................      0.76%        0.77%          0.73%           0.80%           0.82%
                                         =====
Portfolio turnover
rate..............................      1,109%       596%           615%            185%            222%
                                         ======

------------------------

* Effective May 1, 1996, The Dreyfus Corporation became the Portfolio's investment adviser.


+ Total return represents aggregate total return for the periods indicated. The total return of the Portfolio does not reflect the charges against the separate accounts of Transamerica or the Contracts.

++ Per share amounts have been calculated using the average share method which more appropriately presents the per share data for the period since use of the undistributed method did not accord with results of operations.

ENDEAVOR HIGH YIELD PORTFOLIO



                                                                      Year  Ended         Year  Ended        Period  Ended
                                                                      ====
                                                                        12/31/00            12/31/99             12/31/98*
                                                                       --========            --------             --------

Operating performance:
Net asset value, beginning of period.........................     $10.09                $9.69                $10.00
                                                                   -----                 ----                 -----


Net investment income........................................       0.68               0.47                 0.25
                                                                     ====


Net realized and unrealized gain/(loss) on investments.......


                                                                  (1.18)               0.09                 (0.56)
                                                                  -======               ----                 -----


Net increase/(decrease) in net assets resulting from investment

operations...................................................     (0.50)               0.56                 (0.31)
                                                                  -======               ----                 -----


Distributions:

Dividends from net investment income..........................    (0.53)                (0.16)               ---
                                                                  ------                ------               ---

Total distributions...........................................    (0.53)                (0.16)               ---
                                                                  ------                ------               ---


Net asset value, end of period...............................       $9.06              $10.09               $9.69
                                                                     =====               =====                ===

Total return++...............................................      (5.18)%             5.82%                (3.10)%
                                                                  =========             ====                 ======


Ratios to average net assets/ supplemental data:


Net assets, end of period (in 000's).........................       $21,733            $20,015              $9,819
                                                                     =======


Ratio of net investment income to average net assets.........


                                                                   7.87%               7.07%                6.43%+
                                                                    =====


Ratio of net expenses to average net

assets ......................................................      1.13%               1.22%                1.30%+
                                                                    =====

Ratio of expenses to average net assets .....................       1.14%              1.25%                1.43%+
                                                                     =====


Ratio of net expenses to average net assets before waivers...


                                                                   1.14%               1.27%                1.58%+
                                                                    =====

Portfolio turnover rate......................................       57%                77%                  26%
                                                                     ===


-----------------
* The Portfolio commenced operations on June 1, 1998.

+        Annualized.


++ Total return represents aggregate total return for the periods indicated. The total return of the Portfolio does not reflect the charges against the separate accounts of Transamerica or the Contracts.

ENDEAVOR ASSET ALLOCATION PORTFOLIO*


                               Year  Ended    Year  Ended     Year         Year        Year  Ended
                               ====
                                 12/31/00       12/31/99         Ended          Ended          12/31/96
                                --========       --------                                       -------

                                                                12/31/98*      12/31/97


 Operating
performance:

  Net asset value,
beginning of  year............$22.89         $23.89          $22.34         $18.84          $16.28
               ====             -----          -----           -----          -----           ====

Net investment income..........  0.35        0.34            0.43           0.32           0.27
                                  ====

  Net realized and
unrealized  gain/(loss) on
             ===========
investments....................(1.60)        4.80            3.50           3.45           2.61
                               -======        ----            ----           ----           ---

Net increase/(decrease) in
=======================
net assets resulting from
investment operations..........(1.25)        5.14            3.93           3.77            2.88
                               -======        ----            ----           ----           --==


Distributions:


  Dividends from
net investment

income.........................(0.33)         (0.43)          (0.32)         (0.27)         (0.32)
                                                                                             =====


Distributions from net


realized gains.................(1.84)         (5.71)          (2.06)          ---            ---
                               ------                         ------         -----          ----

Total distributions............(2.17)         (6.14)          (2.38)         (0.27)         (0.32)
                               ------         ------          ------         ------         ------

Net asset value, end of
year........................... $19.47       $22.89          $23.89         $22.34         $18.84
====                             ======        =====           =====          =====          ====

 Total  return+..............(5.93)%        26.39%          18.39%         20.14%         17.82%
          =======              =======        =====           =====          =====          ====

Ratios to average net
assets/ supplemental data:

  Net assets, end of  year
                        ==
(in 000's)..................... $352,333     $414,926        $353,001       $303,102        $240,210
                                 ========                                                     ======


Ratio of net investment income to average net assets...


                                1.50%        1.58%           1.97%          1.61%           1.59%
                                 =====                                                        ===

Ratio of net expenses to
average net

assets......................... 0.85%        0.84%           0.78%          0.84%           0.85%
                                 =====                                                        ===


Ratio of expenses to average

net assets ...............      0.87%        0.87%           0.80%          0.84%          0.85%
                                 =====

 Portfolio turnover rate...... 158%         220%            262%           67%            58%
                                 ====


---------------

* Effective May 1, 1998, the name of the TCW Managed Asset Allocation Portfolio was changed to Endeavor Asset Allocation Portfolio and Morgan Stanley Asset Management became the Portfolio's investment adviser.


+ Total return represents aggregate total return for the periods indicated. The total return of the Portfolio does not reflect the charges against the separate accounts of Transamerica or the Contracts.

YOUR INVESTMENT

Shareholder Information


         The separate accounts of Transamerica are the record owners of the Portfolios' shares. Any reference to the shareholder in this Prospectus technically refers to Transamerica's separate accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of Transamerica.

         However, Transamerica is required to solicit instructions from the Contract owners when voting on shareholder issues. Any voting by Transamerica as shareholder would therefore reflect the actual votes of Contract owners. Please see "Voting Rights" in the prospectus for the Contracts accompanying this Prospectus for more information on your voting rights.


Dividends, Distributions and Taxes


Dividends and Distributions

         Each Portfolio distributes its dividends from its net investment income to Transamerica's separate accounts once a year (except in the case of the Endeavor Money Market Portfolio whose dividends are declared daily and paid monthly) and not to you, the Contract owner. These distributions are in the form of additional shares of stock and not cash. The result is that a Portfolio's investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contracts prospectus accompanying this Prospectus for more information.


         All net realized long- or short-term capital gains of each Portfolio are also declared once a year and reinvested in the Portfolio.


Taxes

         Please see the Contracts prospectus accompanying this Prospectus for a discussion of the tax impact on you resulting from the income taxes Transamerica owes as a result of its ownership of a Portfolio's shares and its receipt of dividends and capital gains.

         Each Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified, a Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to you. Taxable income consists generally of net investment income and any capital gains. It is each Portfolio's intention to distribute all such income and gains.

         Shares of each Portfolio are currently offered only to the separate accounts of Transamerica. Separate accounts are insurance company separate accounts that fund policies and annuity contracts. Under the Code, an insurance company pays no tax with respect to income of a qualifying separate account when the income is properly allocated to the value of eligible variable annuity or variable life insurance contracts. For a discussion of the taxation of life insurance companies and the separate accounts, as well as the tax treatment of the policies and annuity contracts and the holders thereof, see the discussion of federal income tax considerations included in the prospectus for the Contracts.

         Section 817(h) of the Code and the regulations thereunder impose "diversification" requirements on the assets underlying a Contract. Each Portfolio intends to maintain diversification which will allow each Contract to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on each Portfolio by Subchapter M and the 1940 Act. Technically, the section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in a Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolios are and will be so owned. Thus so long as each Portfolio meets the section 817(h) diversification tests, each Contract will also meet those tests. See the prospectus for the Contracts.

         The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you; see the Statement of Additional Information for a more detailed discussion. You are urged to consult your tax advisers.

Report to Policyholders

         The fiscal year of each Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolios' composition and other information. An annual report, with audited information, will be sent to you each year.


Sales and Purchases of Shares


         The Trust does not sell its shares directly to the public. The Trust continuously sells shares of each Portfolio only to Transamerica's separate accounts and may in the future offer its shares to qualified pension and profit-sharing plans. It could also offer shares to other separate accounts of other insurers if approved by the Board of Trustees.

         AFSG Securities Corporation ("AFSG Securities"), an affiliate of Transamerica, is the principal underwriter and distributor of the Contracts. AFSG Securities places orders for the purchase or redemption of shares of each Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of the Contracts. Such orders are effected, without sales charge, at the net asset value per share for each Portfolio determined on that same date.

         Shares are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. However, certain sales or other charges may apply to the Contracts, as described in the Contract prospectus. Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if the Manager determines it is in the best interests of the Trust.

         The net asset value per share of each Portfolio for the purpose of pricing orders for the purchase and sale of shares is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) every day the Exchange is open. To the extent that a Portfolio's assets are traded in other markets when the Exchange is closed, the value of the Portfolio's assets may be affected on days when the Trust is not open for business. In addition, trading in some of a Portfolio's assets may not occur on days when the Trust is open for business.


         Net asset value per share is computed by dividing the value of all assets of a Portfolio (including accrued interest and dividends), less all liabilities of the Portfolio (including accrued expenses and dividends payable), by the number of outstanding shares of the Portfolio.

         The assets of the Endeavor Money Market Portfolio are valued on a basis (amortized cost) designed to maintain the net asset value at $1.00 per share. Each other Portfolio's investments are valued based on market value, or where market quotations are not readily available, based on fair value as determined in good faith by the Trust's Board of Trustees. Amortized cost is also used to value the short-term (60 days or less) assets of the Trust's other Portfolios.


     Transamerica Capital, Inc., an affiliate of the Manager, serves as the distributor for the Trust. Transamerica Capital, Inc.'s office is located at 4600 South Syracuse Street, Suite 1180, Denver, Colorado 80237.

GLOSSARY OF INVESTMENT TERMS

         This glossary provides a more detailed description of some of the types of securities in which the Portfolios may invest. The Portfolios may invest in these securities to the extent permitted by their investment objectives and policies. The Portfolios are not limited by this discussion and may invest in any other types of securities not precluded by the policies discussed elsewhere in this Prospectus. Please refer to the Statement of Additional Information for a more detailed discussion of certain of these and other securities.

Bonds are also called debt securities or debt obligations. The issuer of the bond, which could be the U.S. government, a corporation, or a city or state, borrows money from investors and agrees to pay back the loan amount (the principal) on a certain date (the maturity date). Usually, the issuer also agrees to pay interest on certain dates during the period of the loan. Some bonds, such as zero-coupon bonds, do not pay interest, but instead pay back more at maturity than the original loan. Most bonds pay a fixed rate of interest (or income), but some bonds' interest rates may change based on market or other factors.

Brady Bonds are fixed income securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings.

Collateralized mortgage obligations (CMOs) are fixed income securities secured by mortgage loans and other mortgage-backed securities and are generally considered to be derivatives.

Commercial paper is a short-term debt obligation with a maturity ranging from one to 270 days issued by banks, corporations, and other borrowers to investors seeking to invest idle cash.

Common stocks are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

Convertible securities are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

Debt securities are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount. They include bonds and high yield debt securities (junk bonds). Some debt securities have variable or floating rates of interest. Variable and floating rate securities carry interest rates that may be adjusted periodically to reflect changes in interest rates.

Depositary receipts are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts), and broker-dealers (depositary shares).

Derivatives are used to limit risk in a Portfolio or to enhance investment return, and have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement. Derivatives include options, futures, forward contracts and related products.


Dollar roll transactions are comprised of the sale by the Portfolio of mortgage-based securities, together with a commitment to purchase similar, but not identical, securities at a future date. In addition, the Portfolio is paid a fee as consideration for entering into the commitment to purchase. Dollar rolls may be renewed after cash settlement and initially may involve only a firm commitment agreement by the Portfolio to buy a security. Dollar roll transactions are treated as borrowings for purposes of the 1940 Act, and the aggregate of such transactions and all other borrowings of the Portfolio (including reverse repurchase agreements) will be subject to the requirement that the Portfolio maintain asset coverage of 300% for all borrowings.


Equity  Securities   include  common  stocks,   preferred  stocks,   convertible
securities, warrants and other rights to purchase common stock.

Eurodollar obligations are dollar-denominated securities issued outside the U.S. by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions.

Fixed income securities are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate and municipal obligations that pay a specified rate of interest or coupon for a specified period of time, and preferred stock, which pays fixed dividends. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

Foreign currency transactions are entered into for the purpose of hedging against foreign exchange risk arising from the Portfolio's investment or anticipated investment in securities denominated in foreign currencies. The Portfolio also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. Foreign currency transactions include the purchase of foreign currency on a spot (or cash) basis, contracts to purchase or sell foreign currencies at a future date (forward contracts), the purchase and sale of foreign currency futures contracts, and the purchase of exchange traded and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies.

These hedging transactions do not eliminate fluctuations in the underlying prices of the securities which the Portfolio owns or intends to purchase or sell. They simply establish a rate of exchange which can be achieved at some future point in time.

Foreign debt securities are issued by foreign corporations and governments. They may include Eurodollar obligations and Yankee bonds.

Forward commitments, when-issued and delayed delivery securities generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Portfolios do not earn interest on such securities until settlement and bear the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

Forward contracts are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time.

Futures are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date.

GNMA certificates are debt securities representing an interest in one or a pool of mortgages that are insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. The certificates are guaranteed as to timely payment of principal and interest by Ginnie Mae.

High yield/high risk debt securities are securities that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's Ratings Services ("Standard & Poor's"), and Ba or lower by Moody's Investors Service, Inc. ("Moody's")). Other terms commonly used to describe such securities include "lower rated bonds," "noninvestment grade bonds," and "junk bonds."

Hybrid Instruments were recently developed and combine the elements of futures contracts or options with those of debt, preferred equity or a depositary instrument. They are often indexed to the price of a commodity, particular currency, or a domestic or foreign debt or equity security index. Examples of hybrid instruments include debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time or preferred stock with dividend rates determined by reference to the value of a currency.

Illiquid securities are securities that cannot be disposed of quickly in the normal course of business.

Interest rate transactions are hedging transactions such as interest rate swaps and the purchase or sale of interest rate caps and floors. They are used by a Portfolio in an attempt to protect the value of its investments from interest rate fluctuations. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The investment adviser to the Portfolio enters into these transactions on behalf of the Portfolio primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. The Portfolio will not sell interest rate caps or floors that it does not own.

Investment grade corporate debt securities are securities rated in one of the four highest rating categories by Standard & Poor's, Moody's or other nationally recognized rating agency. Securities rated in the fourth category (e.g., BBB by Standard & Poor's and Baa by Moody's) may have some speculative characteristics.

Mortgage-backed securities include securities backed by Ginnie Mae and Fannie Mae. These securities represent collections (pools) of commercial and residential mortgages. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis.

Non-mortgage asset-backed securities include interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. This means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis.

Notes are debt securities with shorter-term obligations than bonds.

Options are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price.

Passive foreign investment companies are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, royalties, rent, and annuities.

PIK debt securities are debt obligations which provide that the issuer may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash.

Preferred stocks are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

Repurchase agreements involve the purchase of a security by a Portfolio and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Portfolio at a specified date or upon demand. This technique offers a method of earning income on idle cash.

Reverse repurchase agreements involve the sale of a security by a Portfolio to another party (generally a bank or dealer) in return for cash and an agreement by the Portfolio to buy the security back at a specified price and time.

Short Sales are sales of securities that the seller does not own. The seller must borrow the securities to make delivery to the buyer. A short sale is "against-the-box" if at all times when the short position is open, the seller owns an equal amount of the securities sold short or securities convertible into, or exchanged without further consideration for, securities of the same issue as the securities sold short.

U.S. government securities include direct obligations of the U.S. government that are supported by its full faith and credit, like Treasury bills. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government-sponsored entities, like bonds and notes issued by the Federal Home Loan Bank, Ginnie Mae, Fannie Mae, and Sallie Mae. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

Variable amount master demand notes differ from ordinary commercial paper in that they are issued pursuant to a written agreement between the issuer and the holder, their amounts may be increased from time to time by the holder (subject to an agreed maximum) or decreased by the holder or the issuer, they are payable on demand, the rate of interest payable on them varies with an agreed formula and they are typically not rated by a rating agency. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for them. Any variable amount master demand note purchased by a Portfolio will be regarded as an illiquid security.

Warrants are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price, usually at a price that is higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

Yankee bonds are dollar-denominated securities issued in the U.S. by foreign issuers.

Zero-coupon bonds are bonds that provide for no current interest payment and are sold at a discount.

FOR MORE INFORMATION

If you would like more information about a Portfolio, the following documents are available to you free upon request:

Annual/Semi-annual Reports

         Contain additional information about a Portfolio's performance. In a Portfolio's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

Statement of Additional Information ("SAI")

         Provides a fuller technical and legal description of the Portfolio's policies, investment restrictions, and business structure. The SAI is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, or other information about a Portfolio, contact:

                              ENDEAVOR SERIES TRUST


                             4333 Edgewood Road N.E.
                          Cedar Rapids, Iowa 52499-0001
                                 1-800-525-6205


Information about a Portfolio, including the Annual and Semi-annual Reports and SAI, may also be obtained from the Securities and Exchange Commission (`SEC"):

oIn person Review and copy documents in the SEC's Public Reference Room in Washington, D.C. (for information call 202-942-8090).

oOn line Retrieve information from the EDGAR database on the SEC's web site at: http://www.sec.gov.

oBy mail Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549 or by e-mailing the SEC at publicinfo@sec.gov.

                               SEC FILE # 811-5780

                                  [FRONT COVER]


                                    ENDEAVOR

                                  Series Trust

                        Capital Guardian Value Portfolio

                        Dreyfus Small Cap Value Portfolio

                      T. Rowe Price Equity Income Portfolio
                      T. Rowe Price Growth Stock Portfolio



                                   Prospectus

                                   May 1, 2001


                    Like all securities, these securities have not been approved or disapproved by the Securities and Exchange Commission, nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

                                                                           Page

INTRODUCTION..................................................................3
Understanding the Trust.......................................................3
THE PORTFOLIOS................................................................4
Investment Summary............................................................4

          Capital Guardian Value Portfolio....................................6
         Dreyfus Small Cap Value Portfolio...................................10
         T. Rowe Price Equity Income Portfolio...............................13
         T. Rowe Price Growth Stock Portfolio................................16
Primary Risks of Investing in the Portfolios.................................19
Additional Investment Strategies.............................................21
Management...................................................................27
         The Manager.........................................................27
         The Investment Advisers.............................................29
         Brokerage Enhancement Plan..........................................31

Financial Highlights.........................................................33

YOUR INVESTMENT..............................................................42

Shareholder Information......................................................42

Dividends, Distributions and Taxes...........................................42

Sales and Purchases of Shares................................................43

GLOSSARY OF INVESTMENT TERMS.................................................45

FOR MORE INFORMATION..................................................Back Cover

INTRODUCTION

Understanding the Trust

         Endeavor   Series  Trust  (the  "Trust")  is  an  open-end   management
investment company that offers a selection of fourteen managed investment portfolios or mutual funds, only four of which are offered through this Prospectus (the "Portfolios"). Each of the four Portfolios described in this
Prospectus has its own investment objective designed to meet different investment goals. Please see the Investment Summary section of this Prospectus for specific information on each Portfolio. Certain terms are defined in the Glossary of Investment Terms in the back of this Prospectus.

Investing Through a Variable Insurance Contract


         Each Portfolio currently sells its shares only to separate accounts of Transamerica Life Insurance Company (formerly PFL Life Insurance Company) and certain of its affiliates ("Transamerica") and, in the future, may sell its shares to qualified pension and profit sharing plans. Transamerica created the separate accounts to fund different insurance contracts ("Contracts") including:


o variable life insurance policies (scheduled premium, flexible premium and single premium)

o    variable annuity contracts

As a Contract owner, your premium payments are allocated to one or more of these Portfolios in accordance with your Contract.

[SIDE BAR:

         Please see the Contracts prospectus that accompanies this Prospectus for a detailed explanation of your Contract.]

Understanding The Portfolios

         After this Introduction you will find an Investment Summary for each Portfolio. Each Investment Summary presents important facts about a Portfolio, including information about its investment objective, principal investment strategy, primary risks and past performance.

THE PORTFOLIOS

Investment Summary

Each Portfolio's summary discusses the following :

o        Investment Objective

                           What is the Portfolio's investment goal?

o        Principal Investment Strategy

                           How does the Portfolio attempt to achieve its investment goal? What types of investments does it contain? What style of investing and investment philosophy does it follow?

o        Primary Risks

                           What  are the  specific  risks  of  investing  in the
Portfolio?

o        Past Performance

                           How well has the Portfolio performed over time?

         In addition to its principal investment strategy, each Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in this section of the Prospectus. These other securities and investment techniques and practices in which a Portfolio may engage, together with their risks, are briefly discussed in "Additional Investment Strategies" in this Prospectus.


[SIDE BAR: A Portfolio's investment adviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, when the issuer's investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions, or for other investment reasons.]


         Following the Investment Summary is the section entitled "Primary Risks of Investing in the Portfolios" which lists some of the factors that may affect the value of a Portfolio's investments. Shares of a Portfolio are not deposits or obligations of, or guaranteed by, any banks, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

         The Statement of Additional Information provides more detailed information regarding the various types of securities that a Portfolio may purchase and certain investment techniques and practices of its investment adviser. For details about how to obtain a copy of the Statement of Additional Information and other reports and information, see the back cover of this Prospectus.


[SIDE BAR: Each Portfolio in this Prospectus is a mutual fund: a pooled investment that is professionally managed and that gives you the opportunity to participate in financial markets. Each Portfolio strives to reach its stated investment objective, which can be changed by the Trust's Board of Trustees without shareholder approval. As with all mutual funds, there is no guarantee that a Portfolio will achieve its investment objective. You could lose money investing in a Portfolio, but you also have the potential to make money.]


A NOTE ON FEES

         As an investor in any of the Portfolios, you will incur various operating costs, including management expenses. You also will incur fees associated with the Contracts which you purchase. Detailed information about the cost of investing in a Portfolio is presented in the "Annuity Policy Fee Table" section of the accompanying prospectus for the Contracts through which Portfolio shares are offered to you.

[Left Side:]

                        Capital Guardian Value Portfolio


[SIDE BAR:


         This Portfolio may be appropriate for you if you seek:

o        A relatively conservative equity investment

o        Long-term growth of capital and income]

Investment Objective

     To provide long-term growth of capital and income through investments in a portfolio comprised primarily of equity securities of U.S. issuers and securities whose principal markets are in the U.S. (including American Depositary Receipts ("ADRs") and other U.S. registered foreign securities.

Principal Investment Strategy


         The Portfolio normally will invest primarily in common stocks (or securities convertible into or exchangeable for common stocks) of companies with market capitalization greater than $1.5 billion at the time of purchase.


[SIDE BAR:

         The Portfolio can also hold cash, invest in cash equivalents and U.S. government securities when prevailing market and economic conditions indicate that it is desirable to do so. The Portfolio intends to remain fully invested; however, cash and cash equivalents maybe held for defensive purposes.]

         In selecting securities for purchase or sale by the Portfolio, the Portfolio's investment adviser uses a "value" approach to investing, and searches for securities of companies it believes exhibit one or more "value" characteristics relative to the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The "value" characteristics include below market price to earnings ratios, below market price to book ratios, and equal to or above market dividend yields.

         Based on the research carried out by the investment adviser's analysts, portfolio managers look across industry sectors in selecting stocks for the Portfolio. With a long-term perspective, portfolio managers look for quality companies at attractive prices that will outperform their peers and the benchmark over time. In keeping with the investment adviser's bottom-up philosophy, the weighting for any given sector reflects the managers' and analysts' assessments and outlooks for individual companies within that sector. Weightings are arrived at through individual stock selection rather than through top-down judgments.

[SIDE BAR:

         When  investment  advisers  use  a  "bottom-up"  approach,   they  look
primarily at individual companies against the context of broader market or country factors.]

[SIDE BAR:

         Market capitalization is the most commonly used measure of the size and value of a company. It is the total value of a company's stock in the marketplace and is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. Generally, large-cap companies have market capitalizations in excess of $5 billion; mid-cap companies have market capitalizations ranging from $1.5 billion to $5 billion; and small-cap companies have market capitalizations ranging from $150 million to $1.5 billion.]

[Right Side:]


Primary Risks


         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 19, any of which could cause the Portfolio's return or the price of its shares to decrease:

o        Market risk
o        Credit risk

o        Interest rate risk
o        Foreign investment risk
o        Market capitalization risk
o        Investment style risk


Past Performance

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The bar chart below shows you the Portfolio's performance for each full calendar year since its inception (5/27/93) and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. Capital Guardian Trust Company has been the Portfolio's investment adviser since October 9, 2000. Prior to that date, a different firm managed the Portfolio and the performance prior to October 9, 2000 set forth below is attributable to that firm. For information on the performance results of Capital Guardian Trust Company's U.S. Value Equity Composite, see "Management - The Investment Advisers" on page 29.


          Year-by-Year Total Return as of 12/31 of Each Year
     ------------ ---------- ---------- ----------- ---------- ---------- -----

     4.09%        34.59%     23.84%     24.81%      7.56%      (3.06)%    5.57%
                                                                          =====






     94           95         96         97          98         99          00
                                                               ==           =

     ------------ ---------- ---------- ----------- ---------- ---------- -----



                        High Quarter: 4th - 1998 +14.89%

                         Low Quarter: 3rd - 1998 -15.72%


         The table below compares the Portfolio's average annual compounded total returns for the 1-year period, 5-year period, and since inception through 12/31/00 with the S&P 500 Index, a widely recognized unmanaged index that measures the stock performance of 500 large- and medium-sized publicly traded companies and is often used to indicate the performance of the overall stock market, with the Russell 1000 Value index, an unmanaged index that measures the performance of the 1000 largest companies in the Russell 3000 Index with lower price-to-book ratios and lower forecasted growth values , with the Lipper VA Capital Appreciation Index, an equally weighted performance index of capital appreciation funds underlying 30 variable annuities and with the Lipper VA Equity Income Index, which measures the total returns earned by 10 variable annuities investing in equity income funds. An index does not include transfer costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

      -------------------------------------------------------------------------

                        Average Annual Total Return as of  12/31/00
                                                            =======

                    -------------- ----------- ------------ -------------

                                                               Since

                                     1 Year      5 Year      Inception

                    -------------- ----------- ------------ -------------


      Portfolio                      5.57%      11.20%        12.52%
                                      =====      ======        =====
      S&P 500 Index                 (9.10)%     18.33%       17.50%*
                                     =======     ======       ======
      Russell 1000                  (7.79)%     18.16%        17.35%
                                     =======     ======        =====

        Value Index
      Lipper VA Capital


        Appreciation Index         (14.42)%     14.12%      14.05%*
                                    ========      ======       ====

      Lipper VA Equity Income

        Index                        8.36%       11.20%       13.81%*
      =======                        =====       ======       ======

      ---------------------------- ----------- ------------ ------------- -----

             *  From 5/31/93



[SIDE BAR:

         Portfolio Management


o        Capital Guardian Trust Company
                  see page  29
                             =

o        For financial highlights see page  34]
                                             ==

[Left Side:]

                        Dreyfus Small Cap Value Portfolio

[SIDE BAR:

         This Portfolio may be appropriate for you if you seek:

o        Long-term growth of capital
o                          A less conservative  investment with greater risk and
                           reward  potential  than  a  portfolio   investing  in
                           large-capitalization companies]

Investment Objective

         To seek capital growth by investing in companies with a median-capitalization of approximately $750 million, with at least 75% of the Portfolio's investments in companies with capitalizations between $150 million and $1.5 billion.

Principal Investment Strategy

         The Portfolio normally invests in "value" companies. The investment adviser uses its own research and computer models to identify by various measures those companies that appear to be underpriced, but have good prospects for capital growth and dividend growth.

         In selecting investments, the investment adviser generally favors companies with the following:

o        relatively low price-to-book ratios
o        low price-to-earnings ratios
o        higher-than-average dividend payments in relation to price

         Because a company could remain undervalued for years, value investors search for factors that could trigger a rise in price, including new products or markets, opportunities for greater market share and more effective management.

         Most of the Portfolio's assets will be invested in equity securities, primarily common stocks of U.S. issuers. Normally, the Portfolio will not invest more than 20% of its total assets in foreign securities.

[Right side:]


Primary Risks


         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 19, any of which could cause the Portfolio's return or the price of its shares to decrease:

o        Market risk
o        Foreign investment risk
o        Market capitalization risk
o        Investment style risk


         The Portfolio's emphasis on stocks of companies paying high dividends may limit its potential for appreciation in a broad market advance. Such securities may also decline in value when interest rates rise sharply. Also, a company may reduce or eliminate its dividend.


Past Performance


         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The bar chart below shows you the Portfolio's performance for each full calendar year since its inception (5/4/93) and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. The Dreyfus Corporation has been the Portfolio's investment adviser since September 16, 1996. Prior to that date, a different firm managed the Portfolio and the performance set forth below prior to September 16, 1996 is attributable to that firm.


      Year-by-Year Total Return as of 12/31 of Each Year
         ---------- --------- --------- --------- --------- --------- ---------

         (1.79)%    14.05%    25.63%    25.56%    (2.18)%   29.39%    11.02%
                                                                      ======


         94         95        96        97        98        99        00
                                                                      ==

         ---------- --------- --------- --------- --------- --------- ---------

            High Quarter:  2nd - 1999      +31.03%
            Low Quarter:  3rd - 1998       -27.73%


         The table below compares the Portfolio's average annual compounded total returns for the 1-year period, 5-year period, and since inception through 12/31/00 with the Russell 2000 Index, a widely recognized unmanaged index that measures small company stock performance, and with the Lipper VA Small-Cap Index, an equally weighted performance index of small cap funds underlying 30 variable annuities. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.


      -------------------------------------------------------------------------

                        Average Annual Total Return as of  12/31/00
                                                            =======

                          ----------- ------------- ----------------- ----------

                                                                        Since

                                         1 Year          5 Year       Inception
                                         ------          ------       ---------

                          ----------- ------------- ----------------- ----------


      Portfolio                          11.02%         17.24%           14.24%
                                          ======         ======           =====
      Russell 2000 Index                (3.02)%          10.31%          12.19%*
      ==================                =======          ======          ======

      Lipper VA Small-Cap


         Index                          (8.67)%         12.11%          12.92%*
                                         =======          ======           ====


      ------------------------------- ------------- ----------------- ---------

             *  From 4/30/93

[SIDE BAR:

         Portfolio Management:


o        The Dreyfus Corporation
                           see page  31
                                      =

o        For financial highlights
                           see page  36]
                                      ==

[Left side:]

                      T. Rowe Price Equity Income Portfolio

[SIDE BAR:

         This Portfolio may be appropriate for you if you seek:

o        A relatively conservative equity investment
o        Substantial dividend income along with long-term capital growth]

Investment Objective

         To provide  substantial  dividend income as well as long-term growth of
capital  by  primarily  investing  in  the  dividend-paying   common  stocks  of
established companies.

Principal Investment Strategy

         The Portfolio's investment adviser primarily invests in common stocks of well-established companies paying above-average dividends.

         The investment adviser typically employs a "value" approach in selecting investments. The investment adviser's in-house research team seeks companies that appear to be undervalued by various measures and may be temporarily out of favor, but have good prospects for capital appreciation and dividend growth.

         In selecting investments, the investment adviser generally favors companies with the following:

o    an established operating history

o    above-average dividend yield relative to the S&P 500 Index

o low price-to-earnings ratio relative to the S&P 500 Index o a sound balance sheet and other positive financial characteristics

o low stock price relative to a company's underlying value as measured by assets, cash flow or business franchises

         Most of the Portfolio's assets will be invested in U.S. common stocks. However, the Portfolio may also invest in foreign securities (up to 25% of total assets) and other securities, including debt securities, in keeping with its investment objective.

[Right side:]


Primary Risks


         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 19, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

o        Market risk
o        Foreign investment risk
o        Market capitalization risk
o        Investment style risk

         The Portfolio's emphasis on stocks of established companies paying high dividends and its potential investments in fixed income securities may limit its potential for appreciation in a broad market advance. Such securities may also decline in value when interest rates rise sharply. In addition, a company may reduce or eliminate its dividend.

Past Performance


         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume the reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.


         The bar chart below shows you the Portfolio's performance for each full calendar year since its inception (1/3/95) and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

             Year-by-Year Total Return as of 12/31 of Each Year

      ------------ ----------- ------------ ------------ ------------- --------

      30.50%       19.88%      28.27%       8.81%        3.47%         12.31%
                                                                       ======






      95           96          97           98           99             00
                                                         ==              =

      ------------ ----------- ------------ ------------ ------------- --------



             High Quarter:  2nd - 1999      +13.35%
             Low Quarter:  3rd - 1999       -8.64%


         The table below compares the Portfolio's average annual compounded total returns for the 1-year period, 5-year period and since inception through 12/31/00 with the S&P 500 Index, a widely recognized unmanaged index of stock performance of 500 large- and medium-sized publicly traded companies and is often used to indicate the performance of the overall stock market, and with the Lipper VA Equity Income Index, an index which measures the total returns earned by 10 variable annuities investing in equity income funds. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.


    ---------------------------------------------------------------------------

                      Average Annual Total Return as of  12/31/00
                                                          =======

                  ------------------- ------------ ---------- ---------------

                                                                  Since

                                        1 Year      5 Year      Inception

                  ------------------- ------------ ---------- ---------------


    Portfolio                            12.31%    14.21%        16.80%
                                          ======    ======        =====
    S&P 500 Index                       (9.10)%    18.33%       21.31%*
                                         =======    ======       ======
    Lipper VA Equity Income Index        8.36%     13.83%       13.81%**
                                          =====     ======       =======


    --------------------------------- ------------ ---------- ---------------

      *  From 12/31/94
    **  Since Index's inception on 12/29/95

[SIDE BAR:


         Portfolio  Management

o        T. Rowe Price Associates, Inc.
                  see page  31
                             =

o        For financial highlights
                  see page  38]
                             ==

[Left Side:]

                      T. Rowe Price Growth Stock Portfolio

[SIDE BAR:

         This Portfolio may be appropriate for you if you seek:

o        A moderate risk investment
o        Long-term growth of capital]

Investment Objective

         To provide long-term capital growth, and secondarily, increasing dividend income through investments in the common stocks of well-established growth companies.

Principal Investment Strategy


         The Portfolio invests primarily in the common stocks of a diversified group of growth companies. The investment adviser normally (but not always) seeks investments in companies that have the ability to pay increasing dividends. The investment adviser generally looks for companies with an above-average rate of earnings growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. As a growth investor, the investment adviser believes that when a company's earnings grow faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.


         Most of the Portfolio's assets will be invested in U.S. common stocks. The investment adviser may also invest in foreign securities (up to 30% of its total assets).

[Right side:]


Primary Risks


         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 19, any of which could cause the Portfolio's return or the price of its shares to decrease:

o        Market risk
o        Foreign investment risk
o        Market capitalization risk
o        Investment style risk

Past Performance


         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.


         The bar chart below shows you the Portfolio's performance for each full calendar year since its inception (1/3/95) and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

           Year-by-Year Total Return as of 12/31 of Each Year

      ----------- ---------- ------------ ---------- --------- ----------

      37.20%      20.77%     28.57%       28.67%     22.19%    (0.51)%
                                                               =======




      95          96         97           98         99         00
                                                     ==          =

      ----------- ---------- ------------ ---------- --------- ----------



                                    High Quarter:  4th - 1998      +23.37%
                                    Low Quarter:  3rd - 1998       -11.13%


         The table below compares the Portfolio's average annual compounded total returns for the 1-year period, 5-year period and since inception through 12/31/00 with the S&P 500 Index, a widely recognized unmanaged index that measures the stock performance of 500 large- and medium-sized publicly traded companies and is often used to indicate the performance of the overall stock market, and with the Lipper VA Growth Index, an equally weighted performance index of growth funds underlying 30 variable annuities. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.


     --------------------------------------------------------------------------

                       Average Annual Total Return as of  12/31/00
                                                           =======

                   -------------- ----------- ------------ -------------

                                                              Since

                                    1 Year      5 Year      Inception

                   -------------- ----------- ------------ -------------


     Portfolio                     (0.51)%     19.41%        22.23%
                                    =======     ======        =====
     S&P 500 Index                 (9.10)%     18.33%       21.31%*
                                    =======     ======       ======
     Lipper VA Growth Index        (13.24)%    14.94%       17.55%*
                                    ========    ======       ======


     ---------------------------- ----------- ------------ ------------- ------

            *  From 12/31/94

[SIDE BAR:

         Portfolio Management


o        T. Rowe Price Associates, Inc.
                  see page  31
                             =

o        For financial highlights see page  40]
                                             ==

Primary Risks of Investing in the Portfolios

         One or more of the following primary risks may apply to your Portfolio. Please see the Investment Summary for your particular Portfolio to determine which risks apply and for a discussion of other risks that may apply to the Portfolio.

Market Risk

         A Portfolio's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or a company may deteriorate. In addition, an assessment by a Portfolio's investment adviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. A Portfolio could also miss attractive investment opportunities if its investment adviser underweights fixed income markets or industries where there are significant returns, and could lose value if the investment adviser overweights fixed income markets or industries where there are significant declines.

Interest Rate Risk

         The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of debt securities and certain dividend paying stocks tends to fall. If your Portfolio invests a significant portion of its assets in debt securities or stocks purchased primarily for dividend income and interest rates rise, then the value of your investment may decline. Alternatively, when interest rates go down, the value of debt securities and certain dividend paying stocks may rise.

         Interest rate risk will affect the price of a fixed income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity of a Portfolio's fixed income investments will affect the volatility of the Portfolio's share price.

[SIDE BAR:

         A fixed income security's term to maturity is the time until a fixed income security provides its final payment.]

Credit Risk


         The value of debt securities is directly affected by an issuer's ability to pay principal and interest on time. If your Portfolio invests in debt securities, the value of your investment may be adversely affected when an issuer fails to pay an obligation on a timely basis. A Portfolio may also be subject to credit risk to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by a third party to honor an obligation to the Portfolio. Such third party may be unwilling or unable to honor its financial obligations.


High Yield Debt Security Risk

         High yield debt securities, or junk bonds, are securities which are rated below "investment grade" or are not rated, but are of equivalent quality. High yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments. A Portfolio with high yield debt securities may be more susceptible to credit risk and market risk than a Portfolio that invests only in higher quality debt securities because these lower-rated debt securities are less secure financially and more sensitive to downturns in the economy. In addition, the secondary market for such securities may not be as liquid as that for more highly rated debt securities. As a result, a Portfolio's investment adviser may find it more difficult to sell these securities or may have to sell them at lower prices.

         You should understand that high yield securities are not generally meant for short-term investing. When a Portfolio invests in high yield securities it generally seeks to receive a correspondingly higher return to compensate it for the additional credit risk and market risk it has assumed.

Foreign Investment Risk

         Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

o These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

o Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

o    Foreign   companies  may  not  be  subject  to   accounting   standards  or
     governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

o    Foreign markets may be less liquid and more volatile than U.S. markets.

o Foreign securities often trade in currencies other than the U.S. dollar, and a Portfolio may directly hold foreign currencies and purchase and sell foreign currencies. Changes in currency exchange rates will affect a Portfolio's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of a Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of a Portfolio's foreign currency or securities holdings.

o    Costs  of  buying,  selling  and  holding  foreign  securities,   including
     brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

Market Capitalization Risk

         Stocks fall into three broad market capitalization categories - large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and mid-sized companies causing a Portfolio that invests in these companies to increase in value more rapidly than a Portfolio that invests in larger, fully-valued companies. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. Securities of smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies.

Investment Style Risk

         Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Portfolio may outperform or underperform other funds that employ a different investment style. A Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor. Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security's inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

Additional Investment Strategies

         In addition to the principal investment strategies discussed in each individual Portfolio's Investment Summary, a Portfolio, as indicated, may at times invest a portion of its assets in the investment strategies and may engage in certain investment techniques as described below. These strategies and techniques may involve risks. Although a Portfolio that is not identified below in connection with a particular strategy or technique generally has the ability to engage in such a transaction, its investment adviser currently intends to invest little, if any, of the Portfolio's assets in that strategy or technique. (Please note that some of these strategies may be a principal investment strategy for a particular Portfolio and consequently are also described in that Portfolio's Investment Summary.)


For a description of each of these investment techniques and strategies, please refer to the Glossary of Investment Terms on page 45.


-------------------------------- --------------------------------------- -------------------------------------------
INVESTMENT  STRATEGY
            --------

                                               PORTFOLIO                 RISKS
                                               ---------                 ------

-------------------------------- --------------------------------------- -------------------------------------------
-------------------------------- --------------------------------------- -------------------------------------------

Convertible Securities           Capital Guardian Value                  Traditionally, convertible securities
                                 ======================
                                 Dreyfus Small Cap Value                 have paid dividends or interest rates
                                 T. Rowe Price Equity                    higher than common stocks but lower than

                                    Income                               nonconvertible securities.  They
                                 T. Rowe Price Growth                    generally participate in the appreciation
                                    Stock                                or
                                                                         depreciation
                                                                         of  the
                                                                         underlying
                                                                         stock
                                                                         into
                                                                         which
                                                                         they
                                                                         are
                                                                         convertible,
                                                                         but  to
                                                                         a
                                                                         lesser
                                                                         degree.
                                                                         These
                                                                         securities
                                                                         are
                                                                         also
                                                                         subject
                                                                         to
                                                                         market
                                                                         risk
                                                                         and
                                                                         credit
                                                                         risk.

-------------------------------- --------------------------------------- -------------------------------------------
-------------------------------- --------------------------------------- -------------------------------------------

 Depositary Receipts             Capital    Guardian   Value            These
                                 T. Rowe Price Equity Income            investments are subject to market
                                                                        risk and foreign investment risk.


                                 T. Rowe Price Growth
                                    Stock

-------------------------------- --------------------------------------- -------------------------------------------
-------------------------------- --------------------------------------- -------------------------------------------

Derivatives                      Options                                 Derivatives may be used to hedge against
===========                      =======                                 ========================================
                                                                         an opposite position that a Portfolio

                                 T. Rowe Price Equity Income             holds.  Any loss generated by the
                                 ===========================             =================================
                                 T. Rowe Price Growth Stock              derivatives should be offset by gains in
                                 ==========================              ========================================
                                                                         the hedged investment.  While hedging can
                                                                         =========================================
                                 Futures                                 reduce or eliminate losses, it can also
                                 =======                                 =======================================
                                                                         reduce or eliminate gains or result in
                                                                         ======================================
                                 T. Rowe Price Equity Income             losses or missed opportunities.  In
                                 ===========================             ===================================
                                 T. Rowe Price Growth Stock              addition, derivatives that are used for
                                 ==========================              =======================================
                                                                         hedging
                                                                         the
                                                                         Portfolio
                                                                         in
                                                                         specific
                                                                         securities
                                                                         may not
                                                                         fully
                                                                         offset
                                                                         the
                                                                         underlying
                                                                         positions.
                                                                         The
                                                                         counterparty
                                                                         to    a
                                                                         derivatives
                                                                         contract
                                                                         also
                                                                         could
                                                                         default.
                                                                         Derivatives
                                                                         that
                                                                         involve
                                                                         leverage
                                                                         could
                                                                         magnify
                                                                         losses.


                                                                         Derivatives
                                                                         may
                                                                         also be
                                                                         used to
                                                                         maintain
                                                                         a
                                                                         Portfolio's
                                                                         exposure
                                                                         to  the
                                                                         market,
                                                                         manage
                                                                         cash
                                                                         flows
                                                                         or   to
                                                                         attempt
                                                                         to
                                                                         increase
                                                                         income.
                                                                         Using
                                                                         derivatives
                                                                         for
                                                                         purposes
                                                                         other
                                                                         than
                                                                         hedging
                                                                         is
                                                                         speculative
                                                                         and
                                                                         involves
                                                                         greater
                                                                         risks.
                                                                         In many
                                                                         foreign
                                                                         countries,
                                                                         futures
                                                                         and
                                                                         options
                                                                         markets
                                                                         do  not
                                                                         exist
                                                                         or  are
                                                                         not
                                                                         sufficiently
                                                                         developed
                                                                         to   be
                                                                         effectively
                                                                         used by
                                                                         a
                                                                         Portfolio
                                                                         that
                                                                         invests
                                                                         in
                                                                         foreign
                                                                         securities.


-------------------------------- --------------------------------------- -------------------------------------------
-------------------------------- --------------------------------------- -------------------------------------------

Foreign Currency Transactions    T. Rowe Price Growth                    Foreign currency exchange rates may
==============================   ====================                    ===================================
                                    Stock                                fluctuate significantly over short
                                 ========                                ==================================
                                                                         periods of time.   A forward foreign
                                                                         ====================================
                                                                         currency exchange contract reduces the
                                                                         ======================================
                                                                         Portfolio's exposure to changes in the
                                                                         ======================================
                                                                         value of the currency it will deliver and
                                                                         =========================================
                                                                         increases its exposure to changes in the
                                                                         ========================================
                                                                         value of the currency it will exchange
                                                                         ======================================
                                                                         into.  Contracts to sell foreign currency
                                                                         =========================================
                                                                         will limit any potential gain which might
                                                                         =========================================
                                                                         be realized by the Portfolio if the value
                                                                         =========================================
                                                                         of the hedged currency increases.  In the
                                                                         =========================================
                                                                         case of forward contracts entered into
                                                                         ======================================
                                                                         for the purpose of increasing return, the
                                                                         =========================================
                                                                         Portfolio may sustain losses which will
                                                                         =======================================
                                                                         reduce its gross income.  Forward foreign
                                                                         =========================================
                                                                         currency exchange contracts also involve
                                                                         ========================================
                                                                         the risk that the party with which the
                                                                         ======================================
                                                                         Portfolio enters the contract may fail to
                                                                         =========================================
                                                                         perform its obligations to the Portfolio.
                                                                         =========================================
                                                                         The purchase and sale of foreign currency
                                                                         =========================================
                                                                         futures contracts and the purchase of
                                                                         =====================================
                                                                         call and put options on foreign currency
                                                                         ========================================
                                                                         futures contracts and on foreign
                                                                         ================================
                                                                         currencies involve certain risks
                                                                         ================================
                                                                         associated with derivatives.
                                                                         ============================

-------------------------------- --------------------------------------- -------------------------------------------
-------------------------------- --------------------------------------- -------------------------------------------

Foreign Debt Securities          T. Rowe Price Growth                    Foreign debt securities may be subject to
=======================          ====================                    =========================================
                                 Stock                                   foreign
                                                                         investment
                                                                         risk,
                                                                         credit
                                                                         risk,
                                                                         and
                                                                         interest
                                                                         rate
                                                                         risk.
                                                                         Securities
                                                                         in
                                                                         developing
                                                                         countries
                                                                         are
                                                                         also
                                                                         subject
                                                                         to  the
                                                                         additional
                                                                         risks
                                                                         associated
                                                                         with
                                                                         emerging
                                                                         markets.


-------------------------------- --------------------------------------- -------------------------------------------
-------------------------------- --------------------------------------- -------------------------------------------

High Quality  Short-term  Debt    All Portfolios                         These  instruments are subject to
Obligations including Bankers'                                           credit  risk and interest rate risk.

Acceptances, Commercial Paper,
==============================
Certificates of Deposit and
===========================
Eurodollar Obligations issued
=============================
or guaranteed by Bank Holding
=============================
Companies in the U.S., their
============================
Subsidiaries and Foreign
========================
Branches or of the World Bank;
==============================
Variable Amount Master Demand
=============================
Notes and Variable Rate Notes
=============================
issued by U.S. and Foreign
==========================
Corporations; and Short-term
============================
Corporate Bonds
===============

-------------------------------- --------------------------------------- -------------------------------------------
-------------------------------- --------------------------------------- -------------------------------------------

High Yield/High Risk Debt        T. Rowe Price Equity                    High yield/high risk debt securities are
==========================                                               ========================================
Securities                          Income                               subject to high yield debt security risk.
==========                                                               =========================================


-------------------------------- --------------------------------------- -------------------------------------------
-------------------------------- --------------------------------------- -------------------------------------------

Hybrid Instruments               T. Rowe Price Equity                      Hybrids may bear interest or pay
==================               ====================                       ===============================
                                    Income                               dividends at below market (or even
                                 =========                               ==================================
                                 T. Rowe Price Growth                    relatively nominal) rates.  Under certain
                                                                         =========================================
                                    Stock
                                                                         conditions,
                                                                         the
                                                                         redemption
                                                                         value
                                                                         of  the
                                                                         instrument
                                                                         could
                                                                         be
                                                                         zero.
                                                                         Hybrids
                                                                         can
                                                                         have
                                                                         volatile
                                                                         prices
                                                                         and
                                                                         limited
                                                                         liquidity
                                                                         and
                                                                         their
                                                                         use  by
                                                                         the
                                                                         Portfolio
                                                                         may not
                                                                         be
                                                                         successful.


-------------------------------- --------------------------------------- -------------------------------------------
-------------------------------- --------------------------------------- -------------------------------------------

Illiquid Securities                Capital Guardian Value
                                                                         The
                                                                         Portfolio
                                                                         could
                                                                         have
                                                                         difficulty
                                                                         valuing
                                                                         these
                                                                         holdings
                                                                         precisely
                                                                         or
                                                                         could
                                                                         be
                                                                         unable
                                                                         to sell
                                                                         those
                                                                         holdings
                                                                         at  the
                                                                         time or
                                                                         price
                                                                         it
                                                                         desires.


-------------------------------- --------------------------------------- -------------------------------------------
-------------------------------- --------------------------------------- -------------------------------------------

Investment Grade Corporate       T. Rowe Price Equity                      Interest rate risk and credit risk.
===========================                                                 ==================================
Debt Securities                     Income                               Securities rated in the fourth investment
===============                                                          =========================================
                                 T. Rowe Price Growth                    category by a nationally recognized
                                                                         ===================================
                                    Stock                                rating agency may have speculative
                                                                         ==================================
                                                                         characteristics.


-------------------------------- --------------------------------------- -------------------------------------------
-------------------------------- --------------------------------------- -------------------------------------------

Investments in Other             T. Rowe Price Equity Income             When the Portfolio invests in another
=====================            ===========================             =====================================
Investment Companies including   T. Rowe Price Growth Stock              investment company, it must bear the
===============================  ==========================              ====================================
Passive Foreign Investment                                               management and other fees of the
===========================                                              ================================
Companies                                                                investment company, in addition to its
=========                                                                ======================================
                                                                         own
                                                                         expenses.
                                                                         As    a
                                                                         result,
                                                                         the
                                                                         Portfolio
                                                                         may  be
                                                                         exposed
                                                                         to
                                                                         duplicate
                                                                         expenses
                                                                         which
                                                                         could
                                                                         lower
                                                                         its
                                                                         value.
                                                                         Investments
                                                                         in
                                                                         passive
                                                                         foreign
                                                                         investment
                                                                         companies
                                                                         also
                                                                         are
                                                                         subject
                                                                         to
                                                                         foreign
                                                                         investment
                                                                         risk.


-------------------------------- --------------------------------------- -------------------------------------------
-------------------------------- --------------------------------------- -------------------------------------------

Preferred Stocks                 Capital Guardian Value                    Preferred stocks are subject to market
================                 ======================                     =====================================
                                 T. Rowe Price Equity                    risk.  In addition, because preferred
                                                                         =====================================
                                    Income                               stocks pay fixed dividends, an increase
                                                                         =======================================
                                 T. Rowe Price Growth                    in interest rates may cause the price of
                                                                         ========================================
                                    Stock                                a preferred stock to fall.
                                                                         ==========================

-------------------------------- --------------------------------------- -------------------------------------------
-------------------------------- --------------------------------------- -------------------------------------------

Rights and Warrants              T. Rowe Price Equity                    These investments carry the risk that
===================                                                      =====================================
                                    Income                               they may be worthless to the Portfolio at
                                                                         =========================================
                                 T. Rowe Price Growth                    the time it may exercise its rights, due
                                 ====================                    ========================================
                                    Stock                                to the fact that the underlying
                                 ========                                ===============================
                                                                         securities have a market value less than
                                                                         ========================================
                                                                         the exercise price of the right or
                                                                         ==================================
                                                                         warrant.


-------------------------------- --------------------------------------- -------------------------------------------
-------------------------------- --------------------------------------- -------------------------------------------

U.S. Government Securities       All Portfolios                          U.S. government  securities are subject
==========================       ==============                          ===============
                                                                         to  interest rate risk.  Credit risk is
                                                                              ==================================
                                                                         remote.
                                                                         =======

-------------------------------- --------------------------------------- -------------------------------------------

Defensive Investments

         Under adverse market or economic conditions, a Portfolio could invest for temporary defensive purposes some or all of its assets in money market securities or utilize other investment strategies that may be inconsistent with a Portfolio's principal investment strategy. Although a Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an upswing in the market or prevent the Portfolio from meeting its investment objective.

Portfolio Turnover

         The Portfolios' investment advisers will sell a security when they believe it is appropriate to do so, regardless of how long a Portfolio has owned that security. Buying and selling securities generally involves some expense to a Portfolio, such as commissions paid to brokers and other transaction costs. Generally speaking, the higher a Portfolio's annual portfolio turnover rate, the greater its brokerage costs. Increased brokerage costs may adversely affect a Portfolio's performance. The Portfolios, with the exception of Dreyfus Small Cap Value Portfolio, generally intend to purchase securities for long-term investment and therefore have a relatively low turnover rate. Annual turnover rate of 100% or more is considered high and will result in increased costs to the Portfolios. Dreyfus Small Cap Value Portfolio generally will have annual turnover rates in excess of 100%.


         The annual turnover rates for the Portfolios can be found in the Financial Highlights section of this Prospectus.


Downgrades in Fixed Income Debt Securities

         Unless required by applicable law, the Portfolios are not required to sell or dispose of any debt security that either loses its rating or has its rating reduced after a Portfolio purchases the security.

Management

The Manager

         Endeavor Management Co. (the "Manager"), 4333 Edgewood Road N.E., Cedar Rapids, Iowa 52499, has overall responsibility for the general management and administration of all of the Portfolios. The Manager selects and pays the fees of the investment advisers for each of the Trust's Portfolios and monitors each investment adviser's investment program.

         The annual management fee, as a percentage of a Portfolio's average daily net assets, that the Manager receives from each Portfolio for these services is as follows:


Dreyfus Small Cap Value Portfolio - .80%
========================================
T. Rowe Price Equity Income Portfolio - .80%
T. Rowe Price Growth Stock Portfolio - .80%
 Capital Guardian Value Portfolio - .85% on first $300 million; .80% on assets over $300 million up to $500 million; .775% on assets over $500 million.


         The Trust and the Manager have received an exemptive order from the Securities and Exchange Commission that permits the Manager, subject to certain conditions, and without the approval of shareholders to: (a) employ a new unaffiliated investment adviser for a Portfolio pursuant to the terms of a new investment advisory agreement, in each case either as a replacement for an existing investment adviser or as an additional investment adviser; (b) change the terms of any investment advisory agreement; and (c) continue the employment of an existing investment adviser on the same advisory contract terms where a contract has been assigned because of a change in control of the investment adviser. In such circumstances, shareholders would receive notice of such action, including the information concerning the investment adviser that normally is provided in a proxy statement. The exemptive order also permits disclosure of fees paid to multiple unaffiliated investment advisers of a Portfolio on an aggregate basis only.

The Investment Advisers

         The investment adviser of each Portfolio makes day-to-day investment decisions, arranges for the execution of portfolio transactions, and generally manages each Portfolio's investments.

Capital Guardian Value Portfolio


         Capital Guardian Trust Company ("Capital Guardian"), 333 South Hope Street, Los Angeles, CA 90071 is each Portfolio's investment adviser. Capital Guardian is a wholly-owned subsidiary of Capital Group International, Inc., which itself is a wholly-owned subsidiary of the Capital Group Companies, Inc. Capital Guardian has been providing investment management services since 1968 and manages approximately $121.7 billion in investments as of December 31, 2000.


         Capital Guardian uses a multiple portfolio manager system under which the Portfolio is divided into several segments. Each segment is individually managed with the portfolio manager free to decide on company and industry selection as well as valuation and transaction assessment. An additional portion of each Portfolio is managed by a group of investment research analysts.

         The individual portfolio managers of each segment of the Portfolio, other than that managed by the group of research analysts, are as follows:


o Karen A. Miller is a Senior Vice President and a portfolio manager of Capital Guardian. She joined the Capital organization in 1990.


o Theodore R. Samuels is a Director and Senior Vice President of Capital Guardian. He joined the Capital organization in 1981.

o    Eugene P. Stein is Director,  Executive Vice President, and Chairman of the
     Investment   Committee  of  Capital  Guardian  with  portfolio   management
     responsibilities. He joined the Capital organization in 1972.

Prior Experience of Capital Guardian

         Capital Guardian became the investment adviser to the Capital Guardian Value Portfolio in October 2000.


         As a result, Capital Guardian Value Portfolio has no significant operating history with Capital Guardian as investment adviser. In order to provide you with information regarding the investment capabilities of Capital Guardian, performance information is presented concerning other registered investment companies and institutional private accounts managed by Capital Guardian that have investment objectives, policies, strategies and risks substantially similar to those of the Portfolio. Such performance information should not be relied upon as an indication of the future performance of the Portfolio.

         Composite performance data relating to the historical performance of institutional private accounts was calculated on a total return basis and includes all losses. The total returns for the composite reflect the deduction of the highest investment advisory fee for any one portfolio in the composite, brokerage commissions and execution costs paid by Capital Guardian's institutional private accounts without provision for federal or state income taxes. Custodial fees, if any, were included in the calculation for some but not all of the accounts. The composite includes all actual, fee-paying, discretionary institutional private accounts managed by Capital Guardian, that have investment objectives, policies, strategies and risks substantially similar to those of the Portfolio. Securities transactions are accounted for on the trade date and accrual accounting is utilized. Cash and equivalents are included in performance returns. The institutional private accounts that are included in the composite are not subject to the same types of expenses to which the Portfolio is subject or to the diversification requirements, specific tax restrictions and investment limitations imposed on the Portfolio by the Investment Company Act of 1940 ("1940 Act") or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the composite could have been adversely affected if the institutional private accounts included in the composites had been regulated as investment companies under the federal securities laws.

         The major difference between the Securities and Exchange Commission prescribed calculation of average annual total returns for registered investment companies and total returns for composite performance is that average annual total returns reflects all fees and charges applicable to the registered investment company in question and the total return calculation for the composite reflects only those fees and charges described in the paragraph directly above.

         The performance results for the composite presented below are mostly subject to lower fees and expenses than the Portfolio. If the composite reflected the fees and expenses of the Portfolio, performance results would have been lower.


         The table below assumes the investment of all dividends and capital gain distributions. The table does not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.


         The table below compares the Capital Guardian U.S. Value Equity Composite's average annual compounded total returns for the 1- and 5- year periods and since inception through 12/31/00 with the Russell 1000 Value Index . The Russell 1000 Value Index is an unmanaged index that measures the performance of the 1000 largest companies in the Russell 3000 Index with lower price-to-book ratios and lower forecasted growth values. An index does not include transaction costs associated with buying and selling securities or composite account expenses. It is not possible to invest directly in an index.


    -------------------------------- ------------------------------------------

                                    Average Annual Total Return as of  12/31/00
                                                                        =======

                                                                      10 Year or

                                          1 Year        5 Year   Since Inception
                                          ======        ======   ===============
    Capital Guardian  U.S. Value

    Equity  Composite                    18.04%          17.25%         16.84%*
                                          ======          ======         ======

    Russell 1000  Value Index            7.01%           16.91%         15.63%*
                                          =====           ======         ======


    *Inception was 6/30/93
    -------------------------------- ----------------- ------------- ----------

Dreyfus Small Cap Value Portfolio


         The Dreyfus Corporation ("Dreyfus"), 200 Park Avenue, New York, New York 10166, is the Portfolio's investment adviser. Dreyfus, established in 1951, is one of the nation's leading fund companies, managing approximately $150 billion of assets in 195 mutual fund portfolios as of December 31, 2000. Dreyfus is a wholly-owned subsidiary of Mellon Bank Corporation, a global financial services company with approximately $530 billion in assets under management.


o Peter I. Higgins is the portfolio manager for the Dreyfus Small Cap Value Portfolio. Mr. Higgins has been employed by The Boston Company, Inc., a subsidiary of Mellon Bank Corporation, since August 1988 and by Dreyfus since February 1996. He has managed the Dreyfus Small Company Value Fund since November 1997.

T. Rowe Price Equity Income Portfolio
T. Rowe Price Growth Stock Portfolio


     T. Rowe Price Associates, Inc. ("T. Rowe Price"), 100 East Pratt Street, Baltimore, Maryland 21202, each Portfolio's investment adviser, was founded in 1937. As of December 31, 2000, T. Rowe Price and its affiliates managed over $166.7 billion in investments for more than 8 million individual and institutional investor accounts. T. Rowe Price is a wholly-owned subsidiary of
T. Rowe Price Group, Inc., a publicly traded financial holding company.



o Brian C. Rogers - a Managing Director of T. Rowe Price, manages the T. Rowe Price Equity Income Portfolio day-to-day and has been Chairman of the Portfolio's Investment Advisory Committee since 1995. He joined T. Rowe Price in 1982 and has been managing investments since 1983. Mr. Rogers has managed the T. Rowe Price Equity Income Fund since 1993 and the T. Rowe Price Value Fund since 1994.

o Robert W. Smith - a Managing Director of T. Rowe Price, manages the T. Rowe Price Growth Stock Portfolio day-to-day and has been Chairman of the Portfolio's Investment Advisory Committee since 1997. He joined T. Rowe Price in 1992 as an equity analyst and has also managed the U.S. stock portion of the T. Rowe Price Global Stock Fund since its inception in 1996 and the T. Rowe Price Growth Stock Fund since 1997.

Brokerage Enhancement Plan


         The Trust has adopted, in accordance with the substantive provisions of Rule 12b-1 under the 1940 Act, a Brokerage Enhancement Plan (the "Plan") for each of its Portfolios. The Plan uses available brokerage commissions to promote the sale and distribution of each Portfolio's shares. Under the Plan, the Trust uses recaptured commissions to pay for distribution expenses. Except for recaptured commissions, unlike asset based charges imposed by many mutual funds for sales expenses, the Portfolios do not incur any asset based or additional fees or charges under the Plan.


How the Plan Works


         Under the Plan, the Manager is authorized to direct investment advisers to use certain broker-dealers for securities transactions. (The duty of best price and execution still applies to these transactions.) These broker-dealers have agreed to give a percentage of their commission from the sale and purchase of securities to Transamerica Capital, Inc., the distributor of the Trust's shares.


         Transamerica Capital, Inc. will not make any profit from participating in the Plan. It is obligated to use any money given to it under the Plan for distribution expenses (other than a minimal amount to defray its legal and administrative costs). The rest will be spent on activities that are meant to result in the sale of the Portfolios' shares, including:

o holding or participating in seminars and sales meetings promoting the sale of the Portfolios' shares

o    paying marketing fees requested by broker-dealers who sell Contracts

o    training sales personnel

o compensating broker-dealers and/or registered representatives in connection with the allocation of cash values and premiums of the Contracts to the Trust

o    printing  and  mailing   Trust   prospectuses,   statements  of  additional
     information and shareholder reports to prospective Contract holders

o    creating and mailing advertising and sales literature

[SIDE BAR:


         If you would like to learn more about the Plan including the amount of commissions recaptured in 2000, please read the Statement of Additional Information which discusses the legal terms and conditions of the Plan.]

Financial Highlights


         The following financial highlights tables are intended to help you understand each Portfolio's financial performance for the past 5 years . Certain information reflects financial results for a single Portfolio share. Total return in each table shows how much an investment in a Portfolio would have increased (or decreased) during each period (assuming reinvestment of all dividends and distributions). The information for the years or periods ended December 31 has been audited by Ernst & Young LLP, whose report, along with each Portfolio's financial statements, is included in the Trust's Annual Report, which is available upon request.


CAPITAL GUARDIAN VALUE PORTFOLIO*


                               Year          Year           Year         Year        Year
                                ====
                             Ended            Ended          Ended        Ended       Ended
                              12/31/00       12/31/99       12/31/98     12/31/97     12/31/96++
                             --========       --------       --------     --------    --========


Operating
performance:


  Net asset value,
beginning of
 year.....................
  ====
                             $19.99           $21.68         $20.70       $17.21       $14.23
                              -----            -----          -----        -----        =====
Net investment income......    0.15          0.18           0.22         0.20        0.20
                                ====


Net realized and
unrealized gain/(loss) on

investments................   0.68           (0.72)         1.36         3.96        3.15
                             --====           ------         ----         ----        ---


Net increase/(decrease) in
net assets
resulting from

investment operations......   0.83           (0.54)         1.58         4.16         3.35
                             --====           ------         ----         ----        --==


Distributions:


  Dividends from

net investment income......  (0.19)           (0.24)         (0.22)       (0.14)      (0.13)
                                                                                       =====


Distributions
from net

realized gains.............

                             (3.05)           (0.91)         (0.38)       (0.53)      (0.24)
                             ------           ------         ------       ------      -=====
Total distributions..........(3.24)...........(1.15).........(0.60)       (0.67)      (0.37)
                             ------           ------         ------       ------      ------

Net asset value, end of
year.......................   $17.58         $19.99         $21.68       $20.70      $17.21
====                           ======          =====          =====        =====       ====

 Total  return+..........  5.57%            (3.06)%        7.56%        24.81%      23.84%
          =======            =====            ======         ====         =====       ====

 Ratios to average net assets/ supplemental data:

  Net assets, end of
year (in 000's)............   $182,354       $209,653       $246,102     $216,039     $127,927
====                           ========                                                 ======


Ratio of net investment
income to average net

assets.....................   0.77%          0.77%          1.10%        1.39%        1.29%
                               =====                                                    ===


Ratio of net expenses to
average net

assets.....................   0.91%          0.88%          0.84%        0.89%        0.91%
                               =====                                                    ===


Ratio of expenses to

average net assets.........   0.93%          0.95%          0.85%        0.89%       0.91%
                               =====

Portfolio turnover rate....    85%           51%            19%          16%         27%
                                ===



-----------------------
* Effective October 9, 2000, the name of the Endeavor Value Equity Portfolio was changed to Capital Guardian Value Portfolio and Capital Guardian Trust Company became the Portfolio's investment adviser.


+        Total return represents aggregate total return for the years indicated.
         The total return of the Portfolio does not reflect the charges against the separate accounts of Transamerica or the Contracts.

++ Per share amounts have been calculated using the average share method which more appropriately presents the per share data for the year since use of the undistributed method did not accord with results of operations.


DREYFUS SMALL CAP VALUE PORTFOLIO


                                Year          Year         Year          Year        Year
                               Ended          Ended         Ended          Ended        Ended
                                12/31/00      12/31/99     12/31/98      12/31/97    12/31/96++#
                               --========     --========    --========     --========   --======

Operating
performance:


  Net asset value,
beginning of  year............$16.51         $14.14        $16.41         $14.69        $12.22
               ====             -----          -----         -----          -----         ====


Net investment income/(loss)

                               (0.03)        (0.04)        (0.03)         0.02          0.12
                                ======                                                    ==

Net realized and unrealized
gain/(loss) on investments

                                1.87         4.00          (0.13)         3.52          2.95
                               --====         ----          ------         ----         --==

Net increase/
(decrease) in net assets
resulting from investment

operations................      1.84         3.96          (0.16)         3.54          3.07
                               --====         ----          ------         ----         --==


Distributions:


  Dividends from

net investment income.....     ---            ---           (0.02)         (0.10)       (0.14)
                                                                                         =====


Distributions from net


realized gains.................(2.73)         (1.59)        (2.09)         (1.72)       (0.46)
                               ------         ------        ------         ------       -=====

Total distributions............(2.73)         (1.59)        (2.11)         (1.82)       (0.60)
                               ------         ------        ------         ------       ------

Net asset value, end of
year......................      $15.62       $16.51        $14.14         $16.41       $14.69
====                             ======        =====         =====          =====        ====

 Total  return+.........     11.02%         29.39%        (2.18)%        25.56%       25.63%
          =======              ======         =====         ======         =====        =====

Ratios to average net
assets/supplemental data:

  Net assets, end of  year
                        ==
(in 000's)................      $213,086     $187,803      $158,662       $146,195      $85,803
                                 ========                                                 =====


Ratio of net investment
income/(loss) to average net

assets....................     (0.23)%       (0.28)%       (0.23)%        0.20%         0.95%
                                =======                                                   ===


Ratio of net expenses to
average net

 Assets..................      0.91%        0.90%         0.86%          0.91%         0.92%
  ======                         =====                                                    ==


Ratio of expenses to average

net assets................      1.26%        1.22%         0.94%          0.91%         0.92%
                                 =====                                                    ===

Portfolio turnover rate...       192%        216%          183%           127%         171%
                                  ====


-----------------------

+ Total return represents aggregate total return for the periods indicated. The total return of the Portfolio does not reflect the charges against the separate accounts of Transamerica or the Contracts.

++ Per share amounts have been calculated using the average share method which more appropriately presents the per share data for the year since use of the undistributed method did not accord with results of operations.


# The Dreyfus Corporation became the Portfolio's investment adviser effective September 16, 1996.



T. ROWE PRICE EQUITY INCOME PORTFOLIO


                              Year          Year       Year        Year        Year
                             Ended          Ended       Ended        Ended         Ended
                              12/31/00      12/31/99   12/31/98    12/31/97     12/31/96++
                             --========     --========  --========   --========    --=====


Operating performance:


  Net asset value,
beginning of  year........  $19.50         $20.04      $19.34       $15.49         $13.05
               ====          ------          -----       -----        -----          ====


Net investment


income.....................   0.39         0.38        0.35         0.25          0.41
                               ====

Net realized and
unrealized  gain on

investments................   1.78         0.42        1.33         4.06           2.17
                             --====         ----        ----         ----          --==

Net increase in net assets
resulting from investment

operations.................
==========
                             2.17         0.80         1.68         4.31           2.58
                             --====                     ----         ----          --=




Distributions:


  Dividends from net

investment income..........  (0.39)         (0.40)      (0.28)       (0.19)        (0.10)


Distributions from net


realized gains.............  (1.76)         (0.94)      (0.70)       (0.27)        (0.04)
                             ------         ------      ------       ------        ------

Total distributions........  (2.15)         (1.34)     (0.98)       (0.46)        (0.14)
                             ------         -======     ------       ------        -----

Net asset value, end of
year.......................   $19.52       $19.50      $20.04       $19.34        $15.49
====                           ======        =====       =====        =====         ====

 Total  return+..........  12.31%         3.47%       8.81%        28.27%        19.88%
          =======            ======         ====        ====         =====         ====

 Ratios to average net assets/ supplemental data:

  Net assets, end of
year (in 000's)............   $257,343     $264,718    $262,328     $197,228       $78,251
====                           ========                                              =====


Ratio of net investment
income to average net

assets.....................   1.98%        1.89%       2.18%        2.47%          2.89%
                               =====                                                 ===


Ratio of net expenses to

average net assets.........   0.90%        0.87%       0.85%        0.94%          0.96%
                               =====                                                 ===


Ratio of expenses to

average net assets.........   0.90%        0.88%       0.85%        0.94%          0.96%
                               =====                                                 ===

Portfolio turnover rate....    38%         35%         20%          23%           19%
                                ===



--------------------------

+ Total return represents aggregate total return for the periods indicated. The total return of the Portfolio does not reflect the charges against the separate accounts of Transamerica or the Contracts.

++ Per share amounts have been calculated using the average share method which more appropriately presents the per share data for the period since use of the undistributed method did not accord with results of operations.



T. ROWE PRICE GROWTH STOCK PORTFOLIO


                               Year         Year          Year         Year         Year
                              Ended         Ended          Ended         Ended          Ended
                               12/31/00     12/31/99      12/31/98     12/31/97      12/31/96++
                              --========    --========     --========    --========     --=====


Operating performance:


  Net asset value,
beginning of  year.........  $28.73        $25.60         $20.78        $16.29          $13.72
               ====            -----         -----          -----         -----           ====


Net investment income.......

                               0.00*       0.03           0.06          0.04           0.11
                                =====
Net realized and unrealized
 gain/(loss) on investments
  ===========
                              (0.15)       5.28           5.76          4.59           2.71
                              -======       ----           ----          ----           ---
Net    increase/(decrease)    in   net   assets    resulting   from   investment
operations.......

                              (0.15)       5.31           5.82          4.63            2.82
                              -======       ----           ----          ----           --==

Distributions:


  Dividends from net

investment income...........  (0.03)        (0.07)         (0.05)        (0.03)         (0.01)


Distributions from net


realized gains..............  (2.93)        (2.11)         (0.95)        (0.11)         (0.24)
                              ------        ------         ------        ------         ------

Total distributions.........  (2.96)        (2.18)         (1.00)        (0.14)         (0.25)
                              ------        ------         ------        ------         ------

Net asset value, end of
year...........................$25.62......$28.73         $25.60        $20.78         $16.29
====                            ======       =====          =====         =====          ====

 Total  return+...........  (0.51)%       22.19%         28.67%         28.57%        20.77%
          =======             =======       =====          =====          =====         =====

Ratios to average net
assets/supplemental data:

  Net assets, end of
year (in 000's).............   $269,983    $257,879       $194,301      $123,230        $59,732
                                ========                                                  =====


Ratio of net investment
income to average net

assets......................   0.01%       0.21%          0.43%         0.38%           0.75%
                                =====                                                     ===


Ratio of net expenses to

average net assets..........   0.90%       0.87%          0.87%         0.96%           1.01%
                                =====                                                     ===


Ratio of expenses to

average net assets..........   0.91%       0.88%          0.87%         0.96%           1.01%
                                =====                                                     ===

Portfolio turnover rate.....  80%           66%           58%          41%           44%
                              ===


--------------------
* Amount rounds to less than $0.005 per share.

+ Total return represents aggregate total return for the periods indicated. The total return of the Portfolio does not reflect the charges against the separate accounts of Transamerica or the Contracts.

++ Per share amounts have been calculated using the average share method which more appropriately presents the per share data for the period since use of the undistributed method did not accord with results of operations.

YOUR INVESTMENT

Shareholder Information


         The separate accounts of Transamerica are the record owners of the Portfolios' shares. Any reference to the shareholder in this Prospectus technically refers to Transamerica's separate accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of Transamerica.

         However, Transamerica is required to solicit instructions from the Contract owners when voting on shareholder issues. Any voting by Transamerica as shareholder would therefore reflect the actual votes of Contract owners. Please see "Voting Rights" in the prospectus for the Contracts accompanying this Prospectus for more information on your voting rights.


Dividends, Distributions and Taxes


Dividends and Distributions

         Each Portfolio distributes its dividends from its net investment income to Transamerica's separate accounts once a year and not to you, the Contract owner. These distributions are in the form of additional shares of stock and not cash. The result is that a Portfolio's investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contracts prospectus accompanying this Prospectus for more information.


         All net realized long- or short-term capital gains of each Portfolio are also declared once a year and reinvested in the Portfolio.


Taxes

         Please see the Contracts prospectus accompanying this Prospectus for a discussion of the tax impact on you resulting from the income taxes Transamerica owes as a result of its ownership of a Portfolio's shares and its receipt of dividends and capital gains.

         Each Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified, a Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to you. Taxable income consists generally of net investment income, and any capital gains. It is each Portfolio's intention to distribute all such income and gains.

         Shares of each Portfolio are currently offered only to the separate accounts of Transamerica. Separate accounts are insurance company separate accounts that fund policies and annuity contracts. Under the Code, an insurance company pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. For a discussion of the taxation of life insurance companies and the separate accounts, as well as the tax treatment of the policies and annuity contracts and the holders thereof, see the discussion of federal income tax considerations included in the prospectus for the Contracts.

         Section 817(h) of the Code and the regulations thereunder impose "diversification" requirements on the assets underlying a Contract. Each Portfolio intends to maintain diversification which will allow each Contract to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on each Portfolio by Subchapter M and the 1940 Act. Technically, the section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in a Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolios are and will be so owned. Thus so long as each Portfolio meets the section 817(h) diversification tests, each Contract will also meet those tests. See the prospectus for the Contracts.

         The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you; see the Statement of Additional Information for a more detailed discussion. You are urged to consult your tax advisers.

Report to Policyholders

         The fiscal year of each Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolios' composition and other information. An annual report, with audited information, will be sent to you each year.


Sales and Purchases of Shares


         The Trust does not sell its shares directly to the public. The Trust continuously sells shares of each Portfolio only to Transamerica's separate accounts and may in the future offer its shares to qualified pension and profit-sharing plans. It could also offer shares to other separate accounts of other insurers if approved by the Board of Trustees.

         AFSG Securities Corporation ("AFSG Securities"), an affiliate of Transamerica, is the principal underwriter and distributor of the Contracts. AFSG Securities places orders for the purchase or redemption of shares of each Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of the Contracts. Such orders are effected, without sales charge, at the net asset value per share for each Portfolio determined on that same date.

         Shares are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. However, certain sales or other charges may apply to the Contracts, as described in the Contract prospectus. Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if the Manager determines it is in the best interests of the Trust.

         The net asset value per share of each Portfolio for the purpose of pricing orders for the purchase and sale of shares is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) every day the Exchange is open. To the extent that a Portfolio's assets are traded in other markets when the Exchange is closed, the value of the Portfolio's assets may be affected on days when the Trust is not open for business. In addition, trading in some of a Portfolio's assets may not occur on days when the Trust is open for business.


         Net asset value per share is computed by dividing the value of all assets of a Portfolio (including accrued interest and dividends), less all liabilities of the Portfolio (including accrued expenses and dividends payable), by the number of outstanding shares of the Portfolio.

         Each Portfolio's investments are valued based on market value, or where market quotations are not readily available, based on fair value as determined in good faith by the Trust's Board of Trustees. Amortized cost is also used to value the short-term (60 days or less) assets of the Trust's other Portfolios.

     Transamerica Capital, Inc., an affiliate of the Manager, serves as the distributor for the Trust. Transamerica Capital, Inc.'s office is located at 4600 South Syracuse Street, Suite 1180, Denver, Colorado 80237.

GLOSSARY OF INVESTMENT TERMS

         This glossary provides a more detailed description of some of the types of securities in which the Portfolios may invest. The Portfolios may invest in these securities to the extent permitted by their investment objectives and policies. The Portfolios are not limited by this discussion and may invest in any other types of securities not precluded by the policies discussed elsewhere in this Prospectus. Please refer to the Statement of Additional Information for a more detailed discussion of certain of these and other securities.

Bonds are also called debt securities or debt obligations. The issuer of the bond, which could be the U.S. government, a corporation, or a city or state, borrows money from investors and agrees to pay back the loan amount (the principal) on a certain date (the maturity date). Usually, the issuer also agrees to pay interest on certain dates during the period of the loan. Some bonds, such as zero-coupon bonds, do not pay interest, but instead pay back more at maturity than the original loan. Most bonds pay a fixed rate of interest (or income), but some bonds' interest rates may change based on market or other factors.

Commercial paper is a short-term debt obligation with a maturity ranging from one to 270 days issued by banks, corporations, and other borrowers to investors seeking to invest idle cash.

Common stocks are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

Convertible securities are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

Debt securities are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount. They include bonds and high yield debt securities (junk bonds). Some debt securities have variable or floating rates of interest. Variable and floating rate securities carry interest rates that may be adjusted periodically to reflect changes in interest rates.

Depositary receipts are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts), and broker-dealers (depositary shares).


Derivatives are used to limit risk in a Portfolio or to enhance investment return, and have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement. Derivatives include options, futures, forward contracts and related products.


Equity  Securities   include  common  stocks,   preferred  stocks,   convertible
securities, warrants and other rights to purchase common stock.

Eurodollar obligations are dollar-denominated securities issued outside the U.S. by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions.

Fixed income securities are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate and municipal obligations that pay a specified rate of interest or coupon for a specified period of time, and preferred stock, which pays fixed dividends. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

Foreign currency transactions are entered into for the purpose of hedging against foreign exchange risk arising from the Portfolio's investment or anticipated investment in securities denominated in foreign currencies. The Portfolio also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. Foreign currency transactions include the purchase of foreign currency on a spot (or cash) basis, contracts to purchase or sell foreign currencies at a future date (forward contracts), the purchase and sale of foreign currency futures contracts, and the purchase of exchange traded and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies.

These hedging transactions do not eliminate fluctuations in the underlying prices of the securities which the Portfolio owns or intends to purchase or sell. They simply establish a rate of exchange which can be achieved at some future point in time.

Foreign debt securities are issued by foreign corporations and governments. They may include Eurodollar obligations and Yankee bonds.


Forward contracts are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time.


Futures are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date.

High yield/high risk debt securities are securities that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's Ratings Services ("Standard & Poor's"), and Ba or lower by Moody's Investors Service, Inc. ("Moody's")). Other terms commonly used to describe such securities include "lower rated bonds," "noninvestment grade bonds," and "junk bonds."

Hybrid Instruments were recently developed and combine the elements of futures contracts or options with those of debt, preferred equity or a depositary instrument. They are often indexed to the price of a commodity, particular currency, or a domestic or foreign debt or equity security index. Examples of hybrid instruments include debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time or preferred stock with dividend rates determined by reference to the value of a currency.


Illiquid securities are securities that cannot be disposed of quickly in the normal course of business.


Investment grade corporate debt securities are securities rated in one of the four highest rating categories by Standard & Poor's, Moody's or other nationally recognized rating agency. Securities rated in the fourth category (e.g., BBB by Standard & Poor's and Baa by Moody's) may have some speculative characteristics.

Notes are debt securities with shorter-term obligations than bonds.


Passive foreign investment companies are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, royalties, rent, and annuities.


Preferred stocks are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

U.S. government securities include direct obligations of the U.S. government that are supported by its full faith and credit, like Treasury bills. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government-sponsored entities, like bonds and notes issued by the Federal Home Loan Bank, Government National Mortgage Association ("Ginnie Mae"), Federal National Mortgage Association ("Fannie Mae"), and Student Loan Marketing Association ("Sallie Mae"). Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

Variable amount master demand notes differ from ordinary commercial paper in that they are issued pursuant to a written agreement between the issuer and the holder, their amounts may be increased from time to time by the holder (subject to an agreed maximum) or decreased by the holder or the issuer, they are payable on demand, the rate of interest payable on them varies with an agreed formula and they are typically not rated by a rating agency. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for them. Any variable amount master demand note purchased by a Portfolio will be regarded as an illiquid security.

Warrants are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price, usually at a price that is higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

Yankee bonds are dollar-denominated securities issued in the U.S. by foreign issuers.

FOR MORE INFORMATION

If you would like more information about a Portfolio, the following documents are available to you free upon request:

         Annual/ Semi-annual Reports

                  Contain additional information about a Portfolio's performance. In a Portfolio's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

         Statement of Additional Information ("SAI")

                  Provides a fuller technical and legal description of the Portfolio's policies, investment restrictions, and business structure. The SAI is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, or other information about a Portfolio, contact:

                              ENDEAVOR SERIES TRUST
                             4333 Edgewood Road N.E.

                          Cedar Rapids, Iowa 52499-0001

                                 1-800-525-6205

Information about a Portfolio, including the Annual and Semi-annual Reports and SAI, may also be obtained from the Securities and Exchange Commission (`SEC"):

oIn person Review and copy documents in the SEC's Public Reference Room in Washington, D.C. (for information call 1-202-942-8090).

oOn line Retrieve information from the EDGAR database on the SEC's web site at: http://www.sec.gov.

oBy mail Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549 or by emailing the SEC at publicinfo@SEC.gov.

                               SEC FILE # 811-5780

                                  [FRONT COVER]




                                    ENDEAVOR
                                  Series Trust

                   T. Rowe Price International Stock Portfolio
                        Dreyfus Small Cap Value Portfolio
                        Endeavor Enhanced Index Portfolio

                                   Prospectus


                                   May 1, 2001


     Like all securities, these securities have not been approved or disapproved by the Securities and Exchange Commission, nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

 Table of Contents

                                                                           Page

INTRODUCTION.................................................................3
         Understanding the Trust.............................................3

THE PORTFOLIOS...............................................................4

Investment Summary...........................................................4
         T. Rowe Price International Stock Portfolio.........................6
         Dreyfus Small Cap Value Portfolio...................................9
         Endeavor Enhanced Index Portfolio..................................13

Primary Risks of Investing in the Portfolios................................17

Additional Investment Strategies............................................19

Management..................................................................26
         The Manager........................................................26
         The Investment Advisers............................................27
         Brokerage Enhancement Plan.........................................28

Financial Highlights........................................................28

YOUR INVESTMENT.............................................................36
         Shareholder Information............................................36
         Dividends, Distributions and Taxes.................................36
         Sales and Purchases of Shares......................................37

GLOSSARY OF INVESTMENT TERMS................................................39

FOR MORE INFORMATION..................................................Back Cover

 INTRODUCTION


Understanding the Trust


         Endeavor   Series  Trust  (the  "Trust")  is  an  open-end   management
investment company that offers a selection of fourteen managed investment portfolios or mutual funds, only three of which are offered through this
Prospectus  (the  "Portfolios").  Each  of  the  Portfolios  described  in  this
Prospectus has its own investment objective designed to meet different investment goals. Please see the Investment Summary section of this Prospectus for specific information on each Portfolio. Certain terms are defined in the Glossary of Investment Terms in the back of this Prospectus.


Investing Through a Variable Insurance Contract


         Each Portfolio currently sells its shares only to separate accounts of Transamerica Life Insurance Company (formerly PFL Life Insurance Company) and certain of its affiliates ("Transamerica") and, in the future, may sell its shares to qualified pension and profit sharing plans. Transamerica created the separate accounts to fund different insurance contracts ("Contracts") including:


o        variable life insurance policies (scheduled premium, flexible premium and single premium)

o        variable annuity contracts

         As a Contract owner, your premium payments are allocated to one or more of these Portfolios in accordance with your Contract.

[SIDE BAR:
 --------

         Please see the Contracts prospectus that accompanies this Prospectus for a detailed explanation of your Contract.]

Understanding The Portfolios

         After this Introduction you will find an Investment Summary for each Portfolio. Each Investment Summary presents important facts about a Portfolio, including information about its investment objective, principal investment strategy, primary risks and past performance.

THE PORTFOLIOS

Investment Summary

Each Portfolio's summary discusses the following :

         o        Investment Objective

                  What is the Portfolio's investment goal?

         o        Principal Investment Strategy

                  How does the Portfolio attempt to achieve its investment goal? What types of investments does it contain? What style of investing and investment philosophy does it follow?

         o        Primary Risks

                  What are the specific risks of investing in the Portfolio?

         o        Past Performance

                  How well has the Portfolio performed over time?

         In addition to its principal investment strategy, each Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in this section of the Prospectus. These other securities and investment techniques and practices in which a Portfolio may engage, together with their risks, are briefly discussed in "Additional Investment Strategies" in this Prospectus.


[SIDE BAR: A Portfolio's investment adviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, when the issuer's investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions, or for other investment reasons.]


         Following the Investment Summary is the section entitled "Primary Risks of Investing in the Portfolios" which lists some of the factors that may affect the value of a Portfolio's investments. Shares of a Portfolio are not deposits or obligations of, or guaranteed by, any banks, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

         The Statement of Additional Information provides more detailed information regarding the various types of securities that a Portfolio may purchase and certain investment techniques and practices of its investment adviser. For details about how to obtain a copy of the Statement of Additional Information and other reports and information, see the back cover of this Prospectus.


[SIDE BAR: Each Portfolio in this Prospectus is a mutual fund: a pooled investment that is professionally managed and that gives you the opportunity to participate in financial markets. Each Portfolio strives to reach its stated investment objective, which can be changed by the Trust's Board of Trustees without shareholder approval. As with all mutual funds, there is no guarantee that a Portfolio will achieve its investment objective. You could lose money investing in a Portfolio, but you also have the potential to make money.]


A NOTE ON FEES

         As an investor in any of the Portfolios, you will incur various operating costs, including management expenses. You also will incur fees associated with the Contracts which you purchase. Detailed information about the cost of investing in a Portfolio is presented in the "Annuity Policy Fee Table" section of the accompanying prospectus for the Contracts through which Portfolio shares are offered to you.

[Left Side:]
 ---------

                   T. Rowe Price International Stock Portfolio

[SIDE BAR:

         This Portfolio may be appropriate for you if you seek:


                  o To diversify your domestic stock portfolio by adding foreign investments and are comfortable with the risks accompanying these investments


                  o        Long-term growth of capital]

Investment Objective

     To provide long-term growth of capital through investments primarily in the common stocks of established non-U.S. companies.

Principal Investment Strategy


         The Portfolio's investment adviser expects to invest substantially all of the Portfolio's assets outside the United States and to diversify broadly among developed and emerging countries throughout the world. Stock selection reflects a growth style. The investment adviser may purchase the equity securities (primarily common stocks) of companies of any size, but the focus will typically be on large- and, to a lesser extent, medium-sized companies.


         The investment adviser employs in-depth fundamental research in an effort to identify companies capable of achieving and sustaining above-average, long-term earnings growth. The investment adviser seeks to purchase such stocks at reasonable prices in relation to present or anticipated earnings, cash flow, or book value, and valuation factors, such as price/earnings and price/cash flow ratios. Valuation factors often influence the investment adviser's allocations among large- or mid-cap companies.


         While the investment adviser invests with an awareness of the global economic backdrop and its outlook for industry sectors and individual countries, bottom-up stock selection is the focus of decision-making. Country allocation is driven largely by stock selection, though investments may be limited in markets that appear to have poor overall prospects.


[SIDE BAR:
 --------

         When  investment  advisers  use  a  "bottom-up"  approach,   they  look
primarily at individual companies against the context of broader market or country factors.]

[Right Side:]
 ----------



Primary Risks
-------------


         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 17, any of which could cause the Portfolio's return or the price of its shares to decrease:

         o        Market risk
         o        Foreign investment risk
         o        Market capitalization risk
         o        Investment style risk

         In addition, investments in emerging markets include all of the risks of investments in foreign securities and are subject to abrupt and severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Such countries may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners and economies based on only a few industries. For these reasons, all of the risks of investing in foreign securities are heightened by investing in emerging markets countries. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

Past Performance


         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The bar chart below shows you the Portfolio's performance for each full calendar year since its inception (4/8/91) and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. T. Rowe Price International, Inc. has been the Portfolio's investment adviser since January 3, 1995. Prior to that date, a different firm managed the Portfolio and the performance prior to January 3, 1995 is attributable to that firm.


                 Year-by-Year Total Return as of 12/31 of Each Year

      ------------ ----------- --------- ---------- ---------- ---------- --------- --------- ---------

      (3.61)%      18.48%      (5.67)%   10.37%     15.23%     2.54%      15.44%    32.35%    (18.26)%







      92           93          94        95         96         97         98        99           00

      ------------ ----------- --------- ---------- ---------- ---------- --------- --------- ---------



                        High Quarter: 4th - 1999 +23.26%

                         Low Quarter: 3rd - 1998 -14.19%


         The table below compares the Portfolio's average annual compounded total returns for the 1-year period, 5-year period, and from inception through 12/31/00 with the MSCI EAFE Index, a widely recognized index measuring the broad market performance of equity securities throughout Europe, Australia and the Far East, and with the Lipper VA International Index, an equally weighted performance index of international funds underlying 30 variable annuities. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.


    ---------------------------- ----------------------------------------------

                                     Average Annual Total Return as of 12/31/00
                                                                       ========

                                     1 Year            5 Year    Since Inception
                                     ======            ======    ===============
    Portfolio                       (18.26)%           8.10%             6.50%
    =========                       ========           =====             =====
    MSCI EAFE Index                 (14.17)%           7.13%            7.67%*
    ===============                 ========           =====            ======
      Lipper VA International      (15.83)%           8.55%            7.90%**
                                    ========           =====            ======
          Index


    ---------------------------- ---------------- ----------------- -----------

          *        From 3/31/91
          **       Since Index's inception on 12/31/91

[SIDE BAR:
 --------

         Portfolio Management


         o        T. Rowe Price  International, Inc.
                  ==
                  see page 27

         o        For financial highlights see page  30]
                                                      ==

[Left Side:]
 ---------


                        Dreyfus Small Cap Value Portfolio

[SIDE BAR:
 --------

         This Portfolio may be appropriate for you if you seek:

                  o        Long-term growth of capital
                  o        A less conservative  investment with greater risk and
                           reward  potential  than  a  portfolio   investing  in
                           large-capitalization companies]

Investment Objective

         To seek capital growth by investing in companies with a median-capitalization of approximately $750 million, with at least 75% of the Portfolio's investments in companies with capitalizations between $150 million and $1.5 billion.

Principal Investment Strategy

         The Portfolio normally invests in "value" companies. The investment adviser uses its own research and computer models to identify by various measures those companies that appear to be underpriced, but have good prospects for capital growth and dividend growth.

         In selecting investments, the investment adviser generally favors companies with the following:

         o        relatively low price-to-book ratios
         o        low price-to-earnings ratios
         o        higher-than-average dividend payments in relation to price

         Because a company could remain undervalued for years, value investors search for factors that could trigger a rise in price, including new products or markets, opportunities for greater market share and more effective management.

         Most of the Portfolio's assets will be invested in equity securities, primarily common stocks of U.S. issuers. Normally, the Portfolio will not invest more than 20% of its total assets in foreign securities.


[SIDE BAR:
==========

         Market capitalization is the most commonly used measure of the size and value of a company. It is the total value of a company's stock in the marketplace and is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. Generally, large-cap companies have market capitalizations in excess of $5 billion; mid-cap companies have market capitalizations ranging from $1.5 billion to $5 billion; and small-cap companies have market capitalizations ranging from $150 million to $1.5 billion.]

[Right side:]



Primary Risks
-------------


         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 17, any of which could cause the Portfolio's return or the price of its shares to decrease:

         o        Market risk
         o        Foreign investment risk
         o        Market capitalization risk
         o        Investment style risk


         The Portfolio's emphasis on stocks of companies paying high dividends may limit its potential for appreciation in a broad market advance. Such securities may also decline in value when interest rates rise sharply. Also, a company may reduce or eliminate its dividend.


Past Performance


         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The bar chart below shows you the Portfolio's performance for each full calendar year since its inception (5/4/93) and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. The Dreyfus Corporation has been the Portfolio's investment adviser since September 16, 1996. Prior to that date a different firm managed the Portfolio and the performance set forth below prior to September 16, 1996 is attributable to that firm.


       Year-by-Year Total Return as of 12/31 of Each Year
     ---------- --------- -------- -------- --------- --------- --------

     (1.79)%    14.05%    25.63%   25.56%   (2.18)%   29.39%    11.02%
                                                                ======


     94         95        96       97       98        99        00
                                                                ==

     ---------- --------- -------- -------- --------- --------- --------



                        High Quarter: 2nd - 1999 +31.03%


                         Low Quarter: 3rd - 1998 -27.73%


         The table below compares the Portfolio's average annual compounded total returns for the 1-year period, 5-year period, and since inception through 12/31/00 with the Russell 2000 Index, a widely recognized unmanaged index that measures small company stock performance, and with the Lipper VA Small-Cap Index, an equally weighted performance index of small cap funds underlying 30 variable annuities. An index does not include transaction costs associated with buying and selling securities, or any mutual fund expenses. It is not possible to invest directly in an index.


    ---------------------------- ----------------------------------------------

                                     Average Annual Total Return as of 12/31/00
                                                                       ========

                                     1 Year            5 Year    Since Inception
                                     ======            ======    ===============
    Portfolio                        11.02%            17.24%           14.24%
    =========                        ======            ======           ======
    Russell 2000 Index               (3.02)%           10.31%           12.19%*
    ==================               =======           ======           =======
      Lipper VA Small-Cap           (8.67)%           12.11%           12.92%*
                                     =======           ======           ======
         Index

    ---------------------------- ---------------- ----------------- ------------

           *  From 4/30/93



[SIDE BAR:

         Portfolio Management:

                  o        The Dreyfus Corporation
                           see page 27


                  o        For financial highlights
                           see page  32]
                                      ==

[Left Side:]
 ---------

                        Endeavor Enhanced Index Portfolio

[SIDE BAR:

         This Portfolio may be appropriate for you if you seek:

                  o A slightly higher return than the S&P 500 Index with a comparable level of risk]


Investment Objective

     To earn a total return modestly in excess of the total return performance of the S&P 500 Index (including the reinvestment of dividends) while maintaining a volatility of return similar to the S&P 500 Index.

Principal Investment Strategy

         The Portfolio invests primarily in large- and medium-capitalization U.S. companies but may invest in foreign companies included in the S&P 500 Index. Industry by industry, the Portfolio's weightings are similar to those of the S&P 500 Index. The Portfolio does not look to overweight or underweight industries. Holdings by industry sector will normally approximate those of the S&P 500 Index.

[SIDE BAR:

The S&P 500 Index is a widely recognized unmanaged index that measures the stock performance of 500 large- and medium-sized publicly traded companies and is often used to indicate the performance of the overall stock market.]

         Within each industry, the Portfolio's investment adviser modestly overweights stocks that are ranked as undervalued or fairly valued while modestly underweighting or not holding stocks that appear overvalued. The investment adviser employs a three-step process in valuing stocks:


         o Research - The investment adviser takes an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on near-term expectations. A team of more than 20 analysts dedicated to U.S. equities, with an average of over ten years of experience, follows over 700 large- and medium-sized U.S. companies. The research goal is to provide insight into a company's real growth potential.


         o Valuation - The research findings allow the investment adviser to rank the companies in each industry group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the research team's findings.


         o Stock Selection - The Portfolio's investment adviser uses research and valuation rankings as a basis for choosing which stocks to buy and sell. In general, the investment adviser buys stocks that are identified as undervalued and considers selling them when they appear overvalued. This process results in an investment portfolio containing between 200 and 350 stocks. Along with attractive valuation, the investment adviser often considers a number of other criteria, including:


   o        catalysts that could trigger a rise in a stock's price
   o        high potential reward compared to potential risk
   o        temporary mispricings caused by market overreactions

         The Portfolio invests at least 65% of its assets in equity securities, primarily common stocks. During ordinary market conditions, the Portfolio's investment adviser will keep the Portfolio as fully invested as practicable in equity securities. The Portfolio may invest up to 35% of its assets in short-term fixed income instruments including:

o    U.S. government securities

o    bankers'  acceptances,   commercial  paper,  certificates  of  deposit  and
     Eurodollar obligations issued or guaranteed by bank holding companies in the U.S., their subsidiaries and their foreign branches or of the World Bank

o commercial paper and other short-term obligations of, and variable amount master demand notes and variable rate notes issued by, U.S. and foreign corporations

o    repurchase agreements

o    short-term bonds and notes with remaining maturities of 13 months or less

[Right Side:]
 ----------



Primary Risks
-------------


         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 17, any of which could cause the Portfolio's return or the price of its shares to decrease:

                  o        Market risk
                  o        Interest rate risk
                  o        Credit risk
                  o        Market capitalization risk
                  o        Investment style risk

Past Performance:
----------------


         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.


         The bar chart below shows you the Portfolio's performance for each full calendar year since its inception (5/2/97) and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.


                      Year-by-Year Total Return as of 12/31 of Each Year
                      ============

                       ---------- -------- ---------
                       31.39%     18.16%   (10.92)%
                                           ========


                       98         99       00
                                           ==

                       ---------- -------- ---------



                        High Quarter: 4th - 1998 +22.37%


                         Low Quarter: 3rd - 1998 -9.63%

         The table below compares the Portfolio's average annual compounded total returns for the 1-year period and since inception through 12/31/00 with the S&P 500 Index and with the Lipper VA Growth & Income Index, an equally weighted performance index of growth and income funds underlying 10 variable annuities. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.


    ------------------------- ---------------------------------------------

                               Average Annual Total Return as of 12/31/00
                                                                 ========

                                    1 Year               Since Inception

    Portfolio                      (10.92)%                   15.54%
    =========                      ========                   ======
    S&P 500 Index                   (9.10)%                  16.19%*
    =============                   =======                  =======
      Lipper VA Growth &           (2.53)%                  12.11%*
                                    =======                  ======
         Income Index

    ------------------------- -------------------- ---- -------------------

                           *  From 4/30/97
[SIDE BAR:


         Portfolio  Management:
                     ==========


         o        J.P. Morgan Investment Management Inc.
                  see page 27


         o        For financial highlights see page  34]
                                                      ==

Primary Risks of Investing in the Portfolios

         One or more of the following primary risks may apply to your Portfolio. Please see the Investment Summary for your particular Portfolio to determine which risks apply and for a discussion of other risks that may apply to the Portfolio.

Market Risk

         A Portfolio's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or a company may deteriorate. In addition, an assessment by a Portfolio's investment adviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. A Portfolio could miss attractive investment opportunities if its investment adviser underweights fixed income markets or industries where there are significant returns and could lose value if the investment adviser overweights fixed income markets or industries where there are significant declines.

Interest Rate Risk

         The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of debt securities tends to fall. If your Portfolio invests a significant portion of its assets in debt securities or stocks purchased primarily for dividend income and interest rates rise, then the value of your investment may decline. Alternatively, when interest rates go down, the value of debt securities and certain dividend paying stocks may rise.

         Interest rate risk will affect the price of a fixed income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity of a Portfolio's fixed income investments will affect the volatility of the Portfolio's share price.

[SIDE BAR:
 --------

         A fixed income security's term to maturity is the time until a fixed income security provides its final payment.]

Credit Risk


         The value of debt securities is directly affected by an issuer's ability to pay principal and interest on time. If your Portfolio invests in debt securities, the value of your investment may be adversely affected when an issuer fails to pay an obligation on a timely basis. A Portfolio may also be subject to credit risk to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by a third party to honor an obligation to the Portfolio. Such third party may be unwilling or unable to honor its financial obligations.


Foreign Investment Risk

         Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

         o These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

         o Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

         o Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

          o Foreign markets may be less liquid and more volatile than U.S. markets.

          o Foreign securities often trade in currencies other than the U.S. dollar, and a Portfolio may directly hold foreign currencies and purchase and sell foreign currencies. Changes in currency exchange rates will affect a Portfolio's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of a Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of a Portfolio's foreign currency or securities holdings.

         o Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

Market Capitalization Risk

         Stocks fall into three broad market capitalization categories - large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and mid-sized companies causing a Portfolio that invests in these companies to increase in value more rapidly than a Portfolio that invests in larger, fully-valued companies. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. Securities of smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies.

Investment Style Risk

         Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Portfolio may outperform or underperform other funds that employ a different investment style. A Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor. Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security's inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

Additional Investment Strategies

         In addition to the principal investment strategies discussed in each individual Portfolio's Investment Summary, a Portfolio, as indicated, may at times invest a portion of its assets in the investment strategies and may engage in certain investment techniques as described below. These strategies and techniques may involve risks. Although a Portfolio that is not identified below in connection with a particular strategy or technique generally has the ability to engage in such a transaction, its investment adviser currently intends to invest little, if any, of the Portfolio's assets in that strategy or technique. (Please note that some of these strategies may be a principal investment strategy for a particular Portfolio and consequently are also described in that Portfolio's Investment Summary.)


For a description of each of these investment techniques and strategies, please refer to the Glossary of Investment Terms on page 39.


-------------------------------- --------------------------------------- -------------------------------------------
INVESTMENT  STRATEGY
            --------
                                               PORTFOLIO                 RISKS

-------------------------------- --------------------------------------- -------------------------------------------
-------------------------------- --------------------------------------- -------------------------------------------
-------------------------------- --------------------------------------- -------------------------------------------
-------------------------------- --------------------------------------- -------------------------------------------

  Convertible Securities        Dreyfus Small Cap Value                 Traditionally, convertible securities
                                 Endeavor Enhanced Index                 have paid dividends or interest rates

                                                                         higher
                                                                         than
                                                                         common
                                                                         stocks
                                                                         but
                                                                         lower
                                                                         than
                                                                         nonconvertible
                                                                         securities.
                                                                         They
                                                                         generally
                                                                         participate
                                                                         in  the
                                                                         appreciation
                                                                         or
                                                                         depreciation
                                                                         of  the
                                                                         underlying
                                                                         stock
                                                                         into
                                                                         which
                                                                         they
                                                                         are
                                                                         convertible,
                                                                         but  to
                                                                         a
                                                                         lesser
                                                                         degree.
                                                                         These
                                                                         securities
                                                                         are
                                                                         also
                                                                         subject
                                                                         to
                                                                         market
                                                                         risk
                                                                         and
                                                                         credit
                                                                         risk.

-------------------------------- --------------------------------------- -------------------------------------------
-------------------------------- --------------------------------------- -------------------------------------------

  Depositary Receipts           T. Rowe Price International             These investments  are subject to market
   ===================                                                                       ===================
                                    Stock                                risk and foreign investment risk.
                                                                         =================================

                                 Endeavor Enhanced Index

-------------------------------- --------------------------------------- -------------------------------------------
-------------------------------- --------------------------------------- -------------------------------------------

Derivatives                      Options                                 Derivatives may be used to hedge against
===========                      =======                                 ========================================
                                                                         an opposite position that a Portfolio

                                 T. Rowe Price International             holds.  Any loss generated by the
                                 ===========================             =================================
                                    Stock                                derivatives should be offset by gains in
                                    =====                                ========================================
                                                                         the hedged investment.  While hedging can
                                                                         =========================================
                                 Futures                                 reduce or eliminate losses, it can also
                                 =======                                 =======================================
                                                                         reduce or eliminate gains or result in
                                                                         ======================================
                                 T. Rowe Price International             losses or missed opportunities.  In
                                 ===========================             ===================================
                                    Stock                                addition, derivatives that are used for
                                    =====                                =======================================
                                                                         hedging the Portfolio in specific
                                                                         =================================
                                                                         securities may not fully offset the
                                                                         ===================================
                                                                         underlying positions.  The counterparty
                                                                         =======================================
                                                                         to a derivatives contract also could
                                                                         ====================================
                                                                         default.  Derivatives that involve
                                                                         ==================================
                                                                         leverage could magnify losses.
                                                                         ==============================


                                                                         Derivatives
                                                                         may
                                                                         also be
                                                                         used to
                                                                         maintain
                                                                         a
                                                                         Portfolio's
                                                                         exposure
                                                                         to  the
                                                                         market,
                                                                         manage
                                                                         cash
                                                                         flows
                                                                         or   to
                                                                         attempt
                                                                         to
                                                                         increase
                                                                         income.
                                                                         Using
                                                                         derivatives
                                                                         for
                                                                         purposes
                                                                         other
                                                                         than
                                                                         hedging
                                                                         is
                                                                         speculative
                                                                         and
                                                                         involves
                                                                         greater
                                                                         risks.
                                                                         In many
                                                                         foreign
                                                                         countries,
                                                                         futures
                                                                         and
                                                                         options
                                                                         markets
                                                                         do  not
                                                                         exist
                                                                         or  are
                                                                         not
                                                                         sufficiently
                                                                         developed
                                                                         to   be
                                                                         effectively
                                                                         used by
                                                                         a
                                                                         Portfolio
                                                                         that
                                                                         invests
                                                                         in
                                                                         foreign
                                                                         securities.


-------------------------------- --------------------------------------- -------------------------------------------
-------------------------------- --------------------------------------- -------------------------------------------

-------------------------------- --------------------------------------- -------------------------------------------
-------------------------------- --------------------------------------- -------------------------------------------

Foreign Currency Transactions    T. Rowe Price International             Foreign currency exchange rates may
=============================                                            ===================================
                                    Stock                                fluctuate significantly over short
                                                                         ==================================
                                                                         periods
                                                                         of
                                                                         time. A
                                                                         forward
                                                                         foreign
                                                                         currency
                                                                         exchange
                                                                         contract
                                                                         reduces
                                                                         the
                                                                         Portfolio's
                                                                         exposure
                                                                         to
                                                                         changes
                                                                         in  the
                                                                         value
                                                                         of  the
                                                                         currency
                                                                         it will
                                                                         deliver
                                                                         and
                                                                         increases
                                                                         its
                                                                         exposure
                                                                         to
                                                                         changes
                                                                         in  the
                                                                         value
                                                                         of  the
                                                                         currency
                                                                         it will
                                                                         exchange
                                                                         into.
                                                                         Contracts
                                                                         to sell
                                                                         foreign
                                                                         currency
                                                                         will
                                                                         limit
                                                                         any
                                                                         potential
                                                                         gain
                                                                         which
                                                                         might
                                                                         be
                                                                         realized
                                                                         by  the
                                                                         Portfolio
                                                                         if  the
                                                                         value
                                                                         of  the
                                                                         hedged
                                                                         currency
                                                                         increases.
                                                                         In  the
                                                                         case of
                                                                         forward
                                                                         contracts
                                                                         entered
                                                                         into
                                                                         for the
                                                                         purpose
                                                                         of
                                                                         increasing
                                                                         return,
                                                                         the
                                                                         Portfolio
                                                                         may
                                                                         sustain
                                                                         losses
                                                                         which
                                                                         will
                                                                         reduce
                                                                         its
                                                                         gross
                                                                         income.
                                                                         Forward
                                                                         foreign
                                                                         currency
                                                                         exchange
                                                                         contracts
                                                                         also
                                                                         involve
                                                                         the
                                                                         risk
                                                                         that
                                                                         the
                                                                         party
                                                                         with
                                                                         which
                                                                         the
                                                                         Portfolio
                                                                         enters
                                                                         the
                                                                         contract
                                                                         may
                                                                         fail to
                                                                         perform
                                                                         its
                                                                         obligations
                                                                         to  the
                                                                         Portfolio.
                                                                         The
                                                                         purchase
                                                                         and
                                                                         sale of
                                                                         foreign
                                                                         currency
                                                                         futures
                                                                         contracts
                                                                         and the
                                                                         purchase
                                                                         of call
                                                                         and put
                                                                         options
                                                                         on
                                                                         foreign
                                                                         currency
                                                                         futures
                                                                         contracts
                                                                         and  on
                                                                         foreign
                                                                         currencies
                                                                         involve
                                                                         certain
                                                                         risks
                                                                         associated
                                                                         with
                                                                         derivates.


-------------------------------- --------------------------------------- -------------------------------------------
-------------------------------- --------------------------------------- -------------------------------------------

Foreign Debt Securities          T. Rowe Price International            Foreign debt securities may be subject to
=======================          ===========================             ========================================
                                     Stock                              foreign investment risk, credit risk, and
                                      =====                              ========================================

                                                                         interest
                                                                         rate
                                                                         risk.
                                                                         Securities
                                                                         in
                                                                         developing
                                                                         countries
                                                                         are
                                                                         also
                                                                         subject
                                                                         to  the
                                                                         additional
                                                                         risks
                                                                         associated
                                                                         with
                                                                         emerging
                                                                         markets.


-------------------------------- --------------------------------------- -------------------------------------------
-------------------------------- --------------------------------------- -------------------------------------------
Forward Commitments, When        T. Rowe Price International             The Portfolio does not earn interest on
Issued and Delayed Delivery         Stock                                such securities until settlement and
Securities                                                               bears the risk of market value
                                                                         fluctuations in between the purchase and
                                                                         settlement dates.
-------------------------------- --------------------------------------- -------------------------------------------
-------------------------------- --------------------------------------- -------------------------------------------

High Quality  Short-term  Debt   All Portfolios                           These  instruments are subject to credit
Obligations including Bankers'                                            risk and interest rate risk.

Acceptances, Commercial Paper,
==============================
Certificates of Deposit and
===========================
Eurodollar Obligations issued
=============================
or guaranteed by Bank Holding
=============================
Companies in the U.S., their
============================
Subsidiaries and Foreign
========================
Branches or of the World Bank;
==============================
Variable Amount Master Demand
=============================
Notes and Variable Rate Notes
=============================
issued by U.S. and Foreign
==========================
Corporations; and Short-term
============================
Corporate Bonds
===============

-------------------------------- --------------------------------------- -------------------------------------------
-------------------------------- --------------------------------------- -------------------------------------------
Hybrid Instruments               T. Rowe Price International             Hybrids may bear interest or pay
                                    Stock                                dividends at below market (or even

                                                                         relatively
                                                                         nominal)
                                                                         rates.
                                                                         Under
                                                                         certain
                                                                         conditions,
                                                                         the
                                                                         redemption
                                                                         value
                                                                         of  the
                                                                         instrument
                                                                         could
                                                                         be
                                                                         zero.
                                                                         Hybrids
                                                                         can
                                                                         have
                                                                         volatile
                                                                         prices
                                                                         and
                                                                         limited
                                                                         liquidity
                                                                         and
                                                                         their
                                                                         use  by
                                                                         the
                                                                         Portfolio
                                                                         may not
                                                                         be
                                                                         successful.

-------------------------------- --------------------------------------- -------------------------------------------
-------------------------------- --------------------------------------- -------------------------------------------
Investment Grade Corporate       Endeavor Enhanced Index                 Interest rate risk and credit risk.
Debt Securities                                                          Securities rated in the fourth investment
                                                                         category by a nationally recognized
                                                                         rating agency may have speculative
                                                                         characteristics.
-------------------------------- --------------------------------------- -------------------------------------------
-------------------------------- --------------------------------------- -------------------------------------------
Investments in Other             T. Rowe Price International             When the Portfolio invests in another
Investment Companies including      Stock                                investment company, it must bear the
Passive Foreign Investment                                               management and other fees of the
Companies                                                                investment company, in addition to its
                                                                         own
                                                                         expenses.
                                                                         As    a
                                                                         result,
                                                                         the
                                                                         Portfolio
                                                                         may  be
                                                                         exposed
                                                                         to
                                                                         duplicate
                                                                         expenses
                                                                         which
                                                                         could
                                                                         lower
                                                                         its
                                                                         value.
                                                                         Investments
                                                                         in
                                                                         passive
                                                                         foreign
                                                                         investment
                                                                         companies
                                                                         also
                                                                         are
                                                                         subject
                                                                         to
                                                                         foreign
                                                                         investment
                                                                         risk.

-------------------------------- --------------------------------------- -------------------------------------------
-------------------------------- --------------------------------------- -------------------------------------------

Preferred Stocks                 T. Rowe Price International             Preferred stocks are subject to market
================                 ===========================             ======================================
                                    Stock                                risk.  In addition, because preferred
                                    =====                                =====================================
                                                                         stocks
                                                                         pay
                                                                         fixed
                                                                         dividends,
                                                                         an
                                                                         increase
                                                                         in
                                                                         interest
                                                                         rates
                                                                         may
                                                                         cause
                                                                         the
                                                                         price
                                                                         of    a
                                                                         preferred
                                                                         stock
                                                                         to
                                                                         fall.


-------------------------------- --------------------------------------- -------------------------------------------
-------------------------------- --------------------------------------- -------------------------------------------

Rights and Warrants              T. Rowe Price International             These investments carry the risk that
===================              ===========================             =====================================
                                    Stock                                they may be worthless to the Portfolio at
                                 ========                                =========================================
                                 Endeavor Enhanced Index                 the time it may exercise its rights, due
                                 =======================                 ========================================
                                                                         to  the
                                                                         fact
                                                                         that
                                                                         the
                                                                         underlying
                                                                         securities
                                                                         have  a
                                                                         market
                                                                         value
                                                                         less
                                                                         than
                                                                         the
                                                                         exercise
                                                                         price
                                                                         of  the
                                                                         right
                                                                         or
                                                                         warrant.


-------------------------------- --------------------------------------- -------------------------------------------
-------------------------------- --------------------------------------- -------------------------------------------

U.S. Government Securities       All Portfolios                          U.S. government securities are subject to
==========================       ==============                          =========================================
                                                                         interest rate risk.  Credit risk is
                                                                         ===================================
                                                                         remote.


-------------------------------- --------------------------------------- -------------------------------------------

Defensive Investments

         Under adverse market or economic conditions, a Portfolio could invest for temporary defensive purposes some or all of its assets in money market securities or utilize other investment strategies that may be inconsistent with a Portfolio's principal investment strategy. Although a Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an upswing in the market or prevent the Portfolio from meeting its investment objective.

Portfolio Turnover

         The Portfolios' investment advisers will sell a security when they believe it is appropriate to do so, regardless of how long a Portfolio has owned that security. Buying and selling securities generally involves some expense to a Portfolio, such as commissions paid to brokers and other transaction costs. Generally speaking, the higher a Portfolio's annual portfolio turnover rate, the greater its brokerage costs. Increased brokerage costs may adversely affect a Portfolio's performance. The Portfolios, with the exception of Dreyfus Small Cap Value Portfolio, generally intend to purchase securities for long-term investment and therefore have a relatively low turnover rate. Annual turnover rate of 100% or more is considered high and will result in increased costs to the Portfolios. Dreyfus Small Cap Value Portfolio generally will have annual turnover rates in excess of 100%.


         The annual turnover rates for the Portfolios can be found in the Financial Highlights section of this Prospectus.


Downgrades in Fixed Income Debt Securities

         Unless required by applicable law, the Portfolios are not required to sell or dispose of any debt security that either loses its rating or has its rating reduced after a Portfolio purchases the security.

Management

The Manager


         Endeavor Management Co. (the "Manager"), 4333 Edgewood Road N.E., Cedar Rapids, Iowa 52499, has overall responsibility for the general management and administration of all of the Portfolios. The Manager selects and pays the fees of the investment advisers for each of the Trust's Portfolios and monitors each investment adviser's investment program.


The annual management fee, as a percentage of a Portfolio's average daily net assets, that the Manager receives from each Portfolio for these services is as follows:

   T. Rowe Price International Stock Portfolio - .90%
   Dreyfus Small Cap Value Portfolio - .80%
   Endeavor Enhanced Index Portfolio - .75%


         The Trust and the Manager have received an exemptive order from the Securities and Exchange Commission that permits the Manager, subject to certain conditions, and without the approval of shareholders to: (a) employ a new unaffiliated investment adviser for a Portfolio pursuant to the terms of a new investment advisory agreement, in each case either as a replacement for an existing investment adviser or as an additional investment adviser; (b) change the terms of any investment advisory agreement; and (c) continue the employment of an existing investment adviser on the same advisory contract terms where a contract has been assigned because of a change in control of the investment adviser. In such circumstances, shareholders would receive notice of such action, including the information concerning the investment adviser that normally is provided in a proxy statement. The exemptive order also permits disclosure of fees paid to multiple unaffiliated investment advisers of a Portfolio on an aggregate basis only.

The Investment Advisers

         The investment adviser of each Portfolio makes day-to-day investment decisions, arranges for the execution of portfolio transactions, and generally manages each Portfolio's investments.

T. Rowe Price International Stock Portfolio


     T. Rowe Price International, Inc. (formerly known as Rowe Price-Fleming International, Inc.) ("Price International"), 100 East Pratt Street, Baltimore, Maryland 21202, a subsidiary of T. Rowe Price Associates, Inc. , is the Portfolio's investment adviser. As of December 31, 2000, Price International managed over $32.7 billion in investments for individual and institutional accounts.



o        An  investment   advisory  group  makes  the   Portfolio's   day-to-day
         investment decisions. This group also manages the T. Rowe Price International Stock Fund and the Foreign Equity Fund.

Dreyfus Small Cap Value Portfolio


         The Dreyfus Corporation ("Dreyfus"), 200 Park Avenue, New York, New York 10166, is the Portfolio's investment adviser. Dreyfus, established in 1951, is one of the nation's leading fund companies, managing approximately $150 billion of assets in 195 mutual fund portfolios as of December 31, 2000. Dreyfus is a wholly-owned subsidiary of Mellon Bank Corporation, a global financial services company with approximately $530 billion in assets under management.


o Peter I. Higgins is the portfolio manager for the Dreyfus Small Cap Value Portfolio. Mr. Higgins has been employed by The Boston Company, Inc., a subsidiary of Mellon Bank Corporation, since August 1988 and by Dreyfus since February 1996. He has managed the Dreyfus Small Company Value Fund since November 1997.

Endeavor Enhanced Index Portfolio


     J.P. Morgan Investment Management Inc. ("J.P. Morgan"), 522 Fifth Avenue, New York, New York 10036, is the Portfolio's investment adviser. J.P. Morgan is a subsidiary of J.P. Morgan Chase & Co. , which has approximately $638 billion in assets under management as of December 31, 2000.



o An investment advisory group makes the Portfolio's day-to-day investment decisions. The advisory group also manages the J.P. Morgan Smart Index Fund.

Brokerage Enhancement Plan

         The Trust has adopted, in accordance with the substantive provisions of Rule 12b-1 under the Investment Company Act of 1940, a Brokerage Enhancement Plan (the "Plan") for each of its Portfolios. The Plan uses available brokerage commissions to promote the sale and distribution of each Portfolio's shares. Under the Plan, the Trust is using recaptured commissions to pay for distribution expenses. Except for recaptured commissions, unlike asset based charges imposed by many mutual funds for sales expenses, the Portfolios do not incur any asset based or additional fees or charges under the Plan.

How the Plan Works


         Under the Plan, the Manager is authorized to direct investment advisers to use certain broker-dealers for securities transactions. (The duty of best price and execution still applies to these transactions.) These broker-dealers have agreed to give a percentage of their commission from the sale and purchase of securities to Transamerica Capital, Inc., the distributor of the Trust's shares.


         Transamerica Capital, Inc. will not make any profit from participating in the Plan. It is obligated to use any money given to it under the Plan for distribution expenses (other than a minimal amount to defray its legal and administrative costs). The rest will be spent on activities that are meant to result in the sale of the Portfolios' shares, including:

          o holding or participating in seminars and sales meetings promoting the sale of the Portfolios' shares

          o    paying  marketing  fees  requested  by  broker-dealers  who  sell
               Contracts

          o    training sales personnel

          o compensating broker-dealers and/or registered representatives in connection with the allocation of cash values and premiums of the Contracts to the Trust

          o printing and mailing Trust prospectuses, statements of additional information and shareholder reports to prospective Contract holders

          o    creating and mailing advertising and sales literature

[SIDE BAR:


         If you would like to learn more about the Plan including the amount of commissions recaptured in 2000, please read the Statement of Additional Information which discusses the legal terms and conditions of the Plan.]


Financial Highlights

         The following financial highlights tables are intended to help you understand each Portfolio's financial performance for the past 5 years (or for its period of operation in the case of Portfolios that have operated for less than 5 years). Certain information reflects financial results for a single Portfolio share. Total return in each table shows how much an investment in a Portfolio would have increased (or decreased) during each period (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with each Portfolio's financial statements, is included in the Trust's Annual Report, which is available upon request.


T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO



                                  Year             Year               Year              Year              Year
                                   ====
                                 Ended              Ended              Ended             Ended             Ended
                                 =====
                                 12/31/00           12/31/99           12/31/98++        12/31/97          12/31/96++
                                 ========           --------           ----------        --------          ----------

 Operating
performance:

Net asset value, beginning of
year..........................   $20.88             $16.19             $14.21            $13.95            $12.19
                                 ======              -----              -----             -----             -----


Net investment


income......................     0.03               0.10               0.12              0.10               0.09
                                 ====

Net realized and unrealized gain/(loss) on investments..

                                 (3.68)             5.02               2.08              0.26              1.76
                                 ======             ----               ----              ----              ----
Net    increase/(decrease)    in   net   assets    resulting   from   investment
operations.......

                                 (3.65)             5.12               2.20              0.36               1.85
                                 ======             ----               ----              ----              --===

Distributions:


Dividends from  net

investment income............    (0.03)             (0.26)             (0.11)            (0.10)            (0.09)
                                 ======


Distributions from net


realized gains..............     (2.02)             (0.17)             (0.11)            ---               ---
                                 ======             ------             ------            ---               ---

 Total distributions.......     (2.05)             (0.43)             (0.22)            (0.10)            (0.09)
                                 ======             ------             ------            ------            -----


Net asset value, end of year

                                 $15.18             $20.88             $16.19            $14.21             $13.95
                                 ======              =====              =====             =====              =====
Total return+...............     (18.26)%           32.35%             15.44%             2.54%            15.23%
                                 ========           =====              =====              ====             =====


Ratios to average net assets/ supplemental data:

Net assets, end of year (in

000's)......................     $186,664           $228,655           $184,856          $164,560           $134,435
                                 ========                                                                    =======


Ratio of net investment income
to average net

assets......................     0.15%              0.73%              0.76%             0.74%              0.73%
                                 =====                                                                       ====


Ratio of net expenses to

average net assets..........     0.98%              0.91%              0.98%             1.07%             1.18%
                                 =====

Ratio of  expenses to average
net assets..................      1.07%            1.00%              1.10%             1.12%             1.18%
                                   =====


Portfolio turnover


rate........................     63%                30%                21%               19%               11%
                                 ===


-----------------
+        Total return represents aggregate total return for the years indicated.
         The total return of the Portfolio does not reflect the charges against the separate accounts of Transamerica or the Contracts.


++ Per share amounts have been calculated using the average share method which more appropriately presents the per share data for the year since use of the undistributed method did not accord with results of operations.



 DREYFUS SMALL CAP VALUE PORTFOLIO


                               Year                   Year                   Year               Year                Year
                               ====
                               Ended                  Ended                  Ended              Ended               Ended
                               =====
                               12/31/00               12/31/99               12/31/98           12/31/97            12/31/96++#
                               ========               --------               --------           --------            -----------
 Operating
performance:


Net asset value, beginning

of  year................      $16.51                 $14.14                 $16.41             $14.69               $12.22
                               ======                  -----                  -----              -----                ====


Net investment income/(loss)

                               (0.03)                 (0.04)                 (0.03)             0.02                 0.12
                               ======                                                                                 ===

Net realized and unrealized
gain/(loss) on investments

                               1.87                   4.00                   (0.13)             3.52                 2.95
                               ====                                          ------             ----                --===

Net increase/
(decrease) in net assets
resulting from investment
operations................

                               1.84                   3.96                   (0.16)             3.54                 3.07
                               ====                   ----                   ------             ----                --===

Distributions:

Dividends from net investment income.....


                               ---                    ---                    (0.02)             (0.10)              (0.14)
                                                      ===                                                            =====

Distributions from net
realized


gains.....................     (2.73)                 (1.59)                 (2.09)             (1.72)              (0.46)
                               ======                 ------                 ------             ------              -=====

Total distributions.......     (2.73)                 (1.59)                 (2.11)             (1.82)              (0.60)
                               ======                 ------                 ------             ------              ------


Net asset value, end of year

                               $15.62                 $16.51                 $14.14             $16.41               $14.69
                               ======                  =====                  =====              =====                =====
Total return+.............     11.02%                 29.39%                 (2.18)%            25.56%              25.63%
                               ======                 =====                  ======             =====               =====

 Ratios to average net assets/supplemental data:


Net assets, end of year (in

000's)....................     $213,086               $187,803               $158,662           $146,195             $85,803
                               ========                                                                               ======


Ratio of net investment
income/(loss) to average net
assets....................

                               (0.23)%                (0.28)%                (0.23)%            0.20%                0.95%
                               =======                                                                                ====

Ratio of net expenses to
average net

assets ...................     0.91%                  0.90%                  0.86%              0.91%                0.92%
                               =====                                                                                  ====


Ratio of expenses to average

net assets ...............     1.26%                  1.22%                  0.94%              0.91%                0.92%
                               =====                                                                                  ====


Portfolio turnover rate...

                               192%                   216%                   183%               127%                 171%
                               ====                                                                                   ===


-----------------------

+        Total return represents aggregate total return for the years indicated.
         The total return of the Portfolio does not reflect the charges against the separate accounts of Transamerica or the Contracts.


++ Per share amounts have been calculated using the average share method which more appropriately presents the per share data for the year since use of the undistributed method did not accord with results of operations.

# The Dreyfus Corporation became the Portfolio's investment adviser effective September 16, 1996.




ENDEAVOR ENHANCED INDEX PORTFOLIO


                                                     Year              Year             Year           Period
                                                                       ====
                                                     Ended             Ended            Ended          Ended
                                                     =====
                                                     12/31/00          12/31/99         12/31/98       12/31/97*
                                                     ========          --------         --------       ---------


Operating performance:


Net asset value,  beginning of period..........     $18.16            $16.08           $12.29         $10.00
                                                     ======             -----            -----          ----

Net investment income...........................     0.07              0.08             0.04           0.02
                                                     ====


Net realized and


unrealized  gain/(loss) on investments.........     (1.99)            2.78             3.81           2.27
             ===========                             ======            ----             ----           ---

Net  increase/(decrease) in net
      ===================
assets resulting from
investment operations...........................     (1.92)            2.86             3.85           2.29
                                                     ======            ----             ----           ----


Distributions:


Dividends from net investment income............     (0.08)            (0.03)           (0.02)          ---
                                                     ======

Distributions from net realized gains...........     (1.03)            (0.75)           (0.04)          ---
                                                     ======                             ------

Total distributions.............................     (1.11)            (0.78)           (0.06)          ---
                                                     ======            ------           ------         ----


Net asset value, end

of period.......................................     $15.13            $18.16           $16.08         $12.29
                                                     ======             =====            =====          =====

Total return++..................................     10.92%            18.16%           31.39%         22.90%
                                                     ======            =====            =====          =====

Ratios to average net assets/supplemental data:


Net assets, end of  period (in 000's)..........     $156,517          $153,967         $64,058        $19,811
                                                     ========


Ratio of net
investment income to average

net assets......................................     0.53%             0.73%            0.48%          0.55%+
                                                     =====


Ratio of net
expenses to average


net assets......................................      0.87%           0.78%            1.10%           1.30%+
                                                       =====                                             ====
Ratio of net expenses to average net assets before
waivers.........................................     0.87%             0.78%            1.10%           1.56%+
                                                     =====                                               =====

 Portfolio turnover

rate............................................     68%               56%              78%            6%
                                                     ===


-----------------

* The Portfolio commenced operations on May 2, 1997.


+        Annualized.


++ Total return represents aggregate total return for the periods indicated. The total return of the Portfolio does not reflect the charges against the separate accounts of Transamerica or the Contracts.

YOUR INVESTMENT

Shareholder Information


         The separate accounts of Transamerica are the record owners of the Portfolios' shares. Any reference to the shareholder in this Prospectus technically refers to Transamerica's separate accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of Transamerica.

         However, Transamerica is required to solicit instructions from the Contract owners when voting on shareholder issues. Any voting by Transamerica as shareholder would therefore reflect the actual votes of Contract owners. Please see "Voting Rights" in the prospectus for the Contracts accompanying this Prospectus for more information on your voting rights.


Dividends, Distributions and Taxes


Dividends and Distributions

         Each Portfolio distributes its dividends from its net investment income to Transamerica's separate accounts once a year and not to you, the Contract owner. These distributions are in the form of additional shares of stock and not cash. The result is that a Portfolio's investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contracts prospectus accompanying this Prospectus for more information.


         All net realized long- or short-term capital gains of each Portfolio are also declared once a year and reinvested in the Portfolio.


Taxes

         Please see the Contracts prospectus accompanying this Prospectus for a discussion of the tax impact on you resulting from the income taxes Transamerica owes as a result of its ownership of a Portfolio's shares and its receipt of dividends and capital gains.

         Each Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified, a Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to you. Taxable income consists generally of net investment income and any capital gains. It is each Portfolio's intention to distribute all such income and gains.

         Shares of each Portfolio are currently offered only to the separate accounts of Transamerica. Separate accounts are insurance company separate accounts that fund policies and annuity contracts. Under the Code, an insurance company pays no tax with respect to income of a qualifying separate account when the income is properly allocated to the value of eligible variable annuity or variable life insurance contracts. For a discussion of the taxation of life insurance companies and the separate accounts, as well as the tax treatment of the policies and annuity contracts and the holders thereof, see the discussion of federal income tax considerations included in the prospectus for the Contracts.

         Section 817(h) of the Code and the regulations thereunder impose "diversification" requirements on the assets underlying a Contract. Each Portfolio intends to maintain diversification which will allow each Contract to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on each Portfolio by Subchapter M and the 1940 Act. Technically, the section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in a Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolios are and will be so owned. Thus so long as each Portfolio meets the section 817(h) diversification tests, each Contract will also meet those tests. See the prospectus for the Contracts.

         The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you; see the Statement of Additional Information for a more detailed discussion. You are urged to consult your tax advisers.

Report to Policyholders

         The fiscal year of each Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolios' composition and other information. An annual report, with audited information, will be sent to you each year.


Sales and Purchases of Shares


         The Trust does not sell its shares directly to the public. The Trust continuously sells shares of each Portfolio only to Transamerica's separate accounts and may in the future offer its shares to qualified pension and profit-sharing plans. It could also offer shares to other separate accounts of other insurers if approved by the Board of Trustees.

         AFSG Securities Corporation ("AFSG Securities"), an affiliate of Transamerica, is the principal underwriter and distributor of the Contracts. AFSG Securities places orders for the purchase or redemption of shares of each Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of the Contracts. Such orders are effected, without sales charge, at the net asset value per share for each Portfolio determined on that same date.

         Shares are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. However, certain sales or other charges may apply to the Contracts, as described in the Contract prospectus. Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if the Manager determines it is in the best interests of the Trust.

         The net asset value per share of each Portfolio for the purpose of pricing orders for the purchase and sale of shares is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) every day the Exchange is open. To the extent that a Portfolio's assets are traded in other markets when the Exchange is closed, the value of the Portfolio's assets may be affected on days when the Trust is not open for business. In addition, trading in some of a Portfolio's assets may not occur on days when the Trust is open for business.


         Net asset value per share is computed by dividing the value of all assets of a Portfolio (including accrued interest and dividends), less all liabilities of the Portfolio (including accrued expenses and dividends payable), by the number of outstanding shares of the Portfolio.

         Each Portfolio's investments are valued based on market value, or where market quotations are not readily available, based on fair value as determined in good faith by the Trust's Board of Trustees. Amortized cost is also used to value the short-term (60 days or less) assets of the Trust's other Portfolios.


     Transamerica Capital, Inc., an affiliate of the Manager, serves as the distributor for the Trust. Transamerica Capital, Inc.'s office is located at 4600 South Syracuse Street, Suite 1180, Denver, Colorado 80237.

GLOSSARY OF INVESTMENT TERMS

         This glossary provides a more detailed description of some of the types of securities in which the Portfolios may invest. The Portfolios may invest in these securities to the extent permitted by their investment objectives and policies. The Portfolios are not limited by this discussion and may invest in any other types of securities not precluded by the policies discussed elsewhere in this Prospectus. Please refer to the Statement of Additional Information for a more detailed discussion of certain of these and other securities.

Bonds are also called debt securities or debt obligations. The issuer of the bond, which could be the U.S. government, a corporation, or a city or state, borrows money from investors and agrees to pay back the loan amount (the principal) on a certain date (the maturity date). Usually, the issuer also agrees to pay interest on certain dates during the period of the loan. Some bonds, such as zero-coupon bonds, do not pay interest, but instead pay back more at maturity than the original loan. Most bonds pay a fixed rate of interest (or income), but some bonds' interest rates may change based on market or other factors.

Brady Bonds are fixed income securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings.

Commercial paper is a short-term debt obligation with a maturity ranging from one to 270 days issued by banks, corporations, and other borrowers to investors seeking to invest idle cash.

Common stocks are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

Convertible securities are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

Debt securities are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount. They include bonds and high yield debt securities (junk bonds). Some debt securities have variable or floating rates of interest. Variable and floating rate securities carry interest rates that may be adjusted periodically to reflect changes in interest rates.

Depositary receipts are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts), and broker-dealers (depositary shares).


Derivatives are used to limit risk in a Portfolio or to enhance investment return, and have a return tied to a formula based upon an interest ratio, index, price of a security, or other measurement. Derivatives include options, futures, forward contracts and related products.


Equity  Securities   include  common  stocks,   preferred  stocks,   convertible
securities, warrants and other rights to purchase common stock.

Eurodollar obligations are dollar-denominated securities issued outside the U.S. by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions.

Fixed income securities are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate and municipal obligations that pay a specified rate of interest or coupon for a specified period of time, and preferred stock, which pays fixed dividends. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

Foreign currency transactions are entered into for the purpose of hedging against foreign exchange risk arising from the Portfolio's investment or anticipated investment in securities denominated in foreign currencies. The Portfolio also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. Foreign currency transactions include the purchase of foreign currency on a spot (or cash) basis, contracts to purchase or sell foreign currencies at a future date (forward contracts), the purchase and sale of foreign currency futures contracts, and the purchase of exchange traded and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies.

These hedging transactions do not eliminate fluctuations in the underlying prices of the securities which the Portfolio owns or intends to purchase or sell. They simply establish a rate of exchange which can be achieved at some future point in time.

Foreign debt securities are issued by foreign corporations and governments. They may include Eurodollar obligations and Yankee bonds.

Forward commitments, when-issued and delayed delivery securities generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Portfolios do not earn interest on such securities until settlement and bear the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

Forward contracts are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time.

Futures are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date.

Hybrid Instruments were recently developed and combine the elements of futures contracts or options with those of debt, preferred equity or a depositary instrument. They are often indexed to the price of a commodity, particular currency, or a domestic or foreign debt or equity security index. Examples of hybrid instruments include debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time or preferred stock with dividend rates determined by reference to the value of a currency.

Investment grade corporate debt securities are securities rated in one of the four highest rating categories by Standard & Poor's Ratings Services ("Standard & Poor's"), Moody's Investors Service, Inc. ("Moody's") or other nationally recognized rating agency. Securities rated in the fourth category (e.g., BBB by Standard & Poor's and Baa by Moody's) may have some speculative characteristics.


Notes are debt securities with shorter-term obligations than bonds.


Passive foreign investment companies are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, royalties, rent, and annuities.

Preferred stocks are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.


U.S. government securities include direct obligations of the U.S. government that are supported by its full faith and credit, like Treasury bills. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government-sponsored entities, like bonds and notes issued by the Federal Home Loan Bank, Government National Mortgage Association ("Ginnie Mae"), Federal National Mortgage Association ("Fannie Mae"), and Student Loan Marketing Association ("Sallie Mae"). Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.


Variable amount master demand notes differ from ordinary commercial paper in that they are issued pursuant to a written agreement between the issuer and the holder, their amounts may be increased from time to time by the holder (subject to an agreed maximum) or decreased by the holder or the issuer, they are payable on demand, the rate of interest payable on them varies with an agreed formula and they are typically not rated by a rating agency. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for them. Any variable amount master demand note purchased by a Portfolio will be regarded as an illiquid security.

Warrants are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price, usually at a price that is higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

Yankee bonds are dollar-denominated securities issued in the U.S. by foreign issuers.

FOR MORE INFORMATION

If you would like more information about a Portfolio, the following documents are available to you free upon request:


          Annual/Semi-annual Reports


                  Contain additional information about a Portfolio's performance. In a Portfolio's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

         Statement of Additional Information ("SAI")

                  Provides a fuller technical and legal description of the Portfolio's policies, investment restrictions, and business structure. The SAI is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, or other information about a Portfolio, contact:

                              ENDEAVOR SERIES TRUST

                             4333 Edgewood Road N.E.
                          Cedar Rapids, Iowa 52499-0001
                                 1-800-525-6205


Information about a Portfolio, including the Annual and Semi-annual Reports and SAI, may also be obtained from the Securities and Exchange Commission (`SEC"):

oIn person Review and copy documents in the SEC's Public Reference Room in Washington, D.C. (for information call 1-800-SEC-0330).

oOn  line Retrieve information from the SEC's web site at: http://www.sec.gov.

oBy mail Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549.


                               SEC FILE # 811-5780

                       STATEMENT OF ADDITIONAL INFORMATION

                             ENDEAVOR(SM) SERIES TRUST


         This  Statement  of  Additional   Information  provides   supplementary
information pertaining to shares of the fourteen investment portfolios ("Portfolios") of Endeavor Series Trust (the "Fund"), a diversified, open-end, management investment company. This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus dated May 1, 2001 (the "Prospectus") for the Endeavor Money Market Portfolio, the Endeavor Asset Allocation Portfolio, the T. Rowe Price International Stock Portfolio, the Capital Guardian Value Portfolio, the Dreyfus Small Cap Value Portfolio, the Dreyfus U.S. Government Securities Portfolio, the T. Rowe Price Equity Income Portfolio, the T. Rowe Price Growth Stock Portfolio, the Jennison Growth Portfolio, the Endeavor Enhanced Index Portfolio, the Capital Guardian Global Portfolio, the Endeavor High Yield Portfolio, the Endeavor Janus Growth Portfolio and the Capital Guardian U.S. Equity Portfolio, which may be obtained by writing the Fund at 4333 Edgewood Road N.E., Cedar Rapids, Iowa 52499-0001 or by calling (800) 525-6205. Unless otherwise defined herein, capitalized terms have the meanings given to them in the Prospectus.

         The date of this Statement of Additional Information is May 1, 2001.


         Endeavor(SM) is a registered service mark of Endeavor Management Co.

 Table of Contents

                                                                           Page

INVESTMENT OBJECTIVES AND POLICIES............................................4
         Brady Bonds..........................................................4
         Collateralized Mortgage Obligations..................................4
         Convertible Securities.............................................. 5
         Depositary Receipts..................................................5
         Dollar Roll Transactions.............................................6
         Exchange Traded Funds................................................7
         Foreign Currency Transactions........................................7
         Foreign Securities..................................................10
         Forward Commitments, When-Issued and Delayed Delivery Securities....11
         High Yield/High Risk Debt Securities................................11
         Hybrid Instruments..................................................12
         Illiquid Securities................................................ 12
         Indexed Securities..................................................13
         Interest Rate Transactions..........................................13
         Investment Grade Corporate Debt Securities..........................14
         Loans and Other Direct Indebtedness.................................14
         Money Market Securities.............................................15
         Mortgage-Backed Securities..........................................16
         Municipal Fixed-Income Securities...................................17
         Non-Mortgage Asset-Backed Securities................................18
         Options and Futures Strategies..................................... 19
          Other Investment Companies.........................................23
         Passive Foreign Investment Companies................................24
         Portfolio Turnover..................................................24
         Preferred Stocks....................................................25
         Repurchase Agreements.............................................. 25
         Reverse Repurchase Agreements.......................................25
         Rights and Warrants.................................................26
         Securities Loans....................................................26
         Short Sales.........................................................26
         Special Situations..................................................27
         Stripped Mortgage-Backed Securities.................................27
         U.S. Government Securities..........................................28
         Zero Coupon Bonds, Deferred Interest Bonds and PIK Bonds............28

INVESTMENT RESTRICTIONS..................................................... 29
         Other Policies......................................................30

PERFORMANCE INFORMATION..................................................... 32
         Total Return....................................................... 32
         Yield.............................................................. 32
         Non-Standardized Performance....................................... 33

PORTFOLIO TRANSACTIONS...................................................... 33
         Brokerage Enhancement Plan......................................... 36

MANAGEMENT OF THE FUND...................................................... 37
         Trustees and Officers.............................................. 37

INVESTMENT ADVISORY AND OTHER SERVICES...................................... 42
         The Manager........................................................ 42
         The Investment Advisers............................................ 44
         Code of Ethics......................................................50
         Custodian...........................................................50
         Transfer Agent..................................................... 50
         Legal Matters...................................................... 50
         Independent Auditors............................................... 50

REDEMPTION OF SHARES........................................................ 50

NET ASSET VALUE............................................................. 50

TAXES....................................................................... 52
         Federal Income Taxes............................................... 52

ORGANIZATION AND CAPITALIZATION OF THE FUND................................. 54

FINANCIAL STATEMENTS.........................................................56

APPENDIX....................................................................A-1



                             ----------------------

     No person has been authorized to give any information or to make any representation not contained in this Statement of Additional Information or in the Prospectus and, if given or made, such information or representation must not be relied upon as having been authorized. This Statement of Additional Information does not constitute an offering of any securities other than the registered securities to which it relates or an offer to any person in any state or other jurisdiction of the United States or any country where such offer would be unlawful.

                       INVESTMENT OBJECTIVES AND POLICIES

         The following information supplements the discussion of the investment objectives and policies of the Portfolios in the Prospectus.


 Brady Bonds (Endeavor High Yield Portfolio)

         Brady Bonds are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented to date in Argentina, Brazil, Bulgaria, Costa Rica, Croatia, Dominican Republic, Ecuador, Jordan, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Slovenia, Uruguay and Venezuela. Brady Bonds have been issued only recently, and for that reason do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the U.S. dollar) and are actively traded in over-the-counter secondary markets. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate bonds or floating-rate bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Brady Bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (the uncollateralized amounts constituting the "residual risk"). In light of the residual risk of Brady Bonds and the history of defaults of countries issuing Brady Bonds with respect to commercial bank loans by public and private entities, investments in Brady Bonds may be viewed as speculative.


Collateralized Mortgage Obligations (Endeavor Asset Allocation, Dreyfus U.S. Government Securities, Endeavor High Yield, Endeavor Janus Growth and Jennison Growth Portfolios)

         Collateralized mortgage obligations ("CMOs"), which are debt obligations collateralized by mortgage loans or mortgage pass-through securities, provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securities. Issuers of CMOs frequently elect to be taxed as a pass-through entity known as real estate mortgage investment conduits. CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date. The relative payment rights of the various CMO classes may be structured in many ways. In most cases, however, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full. The classes may include accrual certificates (also known as "Z-Bonds"), which only accrue interest at a specified rate until other specified classes have been retired and are converted thereafter to interest-paying securities. They may also include planned amortization classes which generally require, within certain limits, that specified amounts of principal be applied on each payment date, and generally exhibit less yield and market volatility than other classes. Generally, CMOs are issued or guaranteed by the U.S. government or its agencies or instrumentalities or maybe collateralized by a portfolio of mortgages or mortgage-related securities guaranteed by such an agency or instrumentality. Certain CMOs in which a Portfolio may invest are not guaranteed by the U.S. government or its agencies or instrumentalities.


 Convertible Securities  (All Portfolios except Endeavor Money Market Portfolio)
------------------------


         A Portfolio may invest in convertible securities of domestic and, subject to the Portfolio's investment strategy, foreign issuers. The convertible securities in which a Portfolio may invest include any debt securities or preferred stock which may be converted into common stock or which carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time.

         Convertible securities may be converted at either a stated price or stated rate into underlying shares of common stock. Although to a lesser extent than with fixed-income securities, the market of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

         Convertible securities are investments that provide for a stable stream of income with generally higher yields than common stocks. There can be no assurance of current income because the issuers of the convertible securities may default on their obligations. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate. Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.


Depositary Receipts (All Portfolios except Endeavor Money Market Portfolio)
=================== =======================================================

         A Portfolio may purchase foreign securities in the form of American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts or other securities convertible into securities of corporations in which the Portfolio is permitted to invest pursuant to its investment objectives and policies. These securities may not necessarily be denominated in the same currency into which they may be converted. Depositary receipts are receipts typically issued by a U.S. or foreign bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. The Endeavor High Yield Portfolio will only invest in American Depositary Receipts. Because American Depositary Receipts are listed on a U.S. securities exchange, the Portfolio's investment adviser does not treat them as foreign securities. However, like other depositary receipts, American Depositary Receipts are subject to many of the risks of foreign securities such as changes in exchange rates and more limited information about foreign issuers.

Dollar Roll Transactions (Dreyfus U.S. Government Securities, Endeavor Janus Growth and Endeavor High Yield Portfolios)

         A Portfolio may enter into "dollar roll" transactions, which consist of the sale by the Portfolio to a bank or broker-dealer (the "counterparty") of Government National Mortgage Association certificates or other mortgage-backed securities together with a commitment to purchase from the counterparty similar, but not identical, securities at a future date. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. A Portfolio receives a fee from the counterparty as consideration for entering into the commitment to purchase. Dollar rolls may be renewed over a period of several months with a different repurchase price and a cash settlement made at each renewal without physical delivery of securities. Moreover, the transaction may be preceded by a firm commitment agreement pursuant to which a Portfolio agrees to buy a security on a future date.

         A Portfolio will not use such transactions for leveraging purposes and, accordingly, will segregate cash, U.S. government securities or other liquid assets in an amount sufficient to meet its purchase obligations under the transactions. The Dreyfus U.S. Government Securities Portfolio will also maintain asset coverage of at least 300% for all outstanding firm commitments, dollar rolls and other borrowings.

         Dollar rolls are treated for purposes of the 1940 Act as borrowings of a Portfolio because they involve the sale of a security coupled with an agreement to repurchase. Like all borrowings, a dollar roll involves costs to a Portfolio. For example, while a Portfolio receives a fee as consideration for agreeing to repurchase the security, the Portfolio forgoes the right to receive all principal and interest payments while the counterparty holds the security. These payments to the counterparty may exceed the fee received by a Portfolio, thereby effectively charging the Portfolio interest on its borrowing. Further, although a Portfolio can estimate the amount of expected principal prepayment over the term of the dollar roll, a variation in the actual amount of prepayment could increase or decrease the cost of the Portfolio's borrowing.

         The entry into dollar rolls involves potential risks of loss that are different from those related to the securities underlying the transactions. For example, if the counterparty becomes insolvent, a Portfolio's right to purchase from the counterparty might be restricted. Additionally, the value of such securities may change adversely before a Portfolio is able to purchase them. Similarly, the Portfolio may be required to purchase securities in connection with a dollar roll at a higher price than may otherwise be available on the open market. Since, as noted above, the counterparty is required to deliver a similar, but not identical, security to a Portfolio, the security that the Portfolio is required to buy under the dollar roll may be worth less than an identical security. Finally, there can be no assurance that a Portfolio's use of the cash that it receives from a dollar roll will provide a return that exceeds borrowing costs.

Exchange Traded Funds (ETFs) (T. Rowe Price International, T. Rowe Price Equity Income, T. Rowe Price Growth Stock, Jennison Growth and Endeavor Enhanced Index Portfolios)


         ETFs are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A Portfolio could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities it is designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

Foreign Currency Transactions (Dreyfus U.S. Government Securities, T. Rowe Price Growth Stock, T. Rowe Price International Stock, Jennison Growth, Endeavor High Yield, Endeavor Janus Growth, Capital Guardian Value, Capital Guardian U.S. Equity, Capital Guardian Global and Endeavor Asset Allocation Portfolios)


         Foreign Currency Exchange Transactions. A Portfolio may engage in foreign currency exchange transactions to protect against uncertainty in the level of future exchange rates. The investment adviser to a Portfolio may engage in foreign currency exchange transactions in connection with the purchase and sale of portfolio securities ("transaction hedging"), and to protect the value of specific portfolio positions ("position hedging").

         A Portfolio may engage in "transaction hedging" to protect against a change in the foreign currency exchange rate between the date on which the Portfolio contracts to purchase or sell the security and the settlement date, or to "lock in" the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. For that purpose, a Portfolio may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in or exposed to that foreign currency.

         If conditions warrant, a Portfolio may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts as a hedge against changes in foreign currency exchange rates between the trade and settlement dates on particular transactions and not for speculation. A foreign currency forward contract is a negotiated agreement to exchange currency at a future time at a rate or rates that may be higher or lower than the spot rate. Foreign currency futures contracts are standardized exchange-traded contracts and have margin requirements.

         For transaction hedging purposes, a Portfolio may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives a Portfolio the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives a Portfolio the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives a Portfolio the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives a Portfolio the right to purchase a currency at the exercise price until the expiration of the option.

         A Portfolio may engage in "position hedging" to protect against a decline in the value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated, or quoted or exposed (or an increase in the value of currency for securities which the Portfolio intends to buy, when it holds cash reserves and short-term investments). For position hedging purposes, a Portfolio may purchase or sell foreign currency futures contracts and foreign currency forward contracts, and may purchase put or call options on foreign currency futures contracts and on foreign currencies on exchanges or over-the-counter markets. In connection with position hedging, a Portfolio may also purchase or sell foreign currency on a spot basis.

         The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

         It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for a Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Portfolio is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Portfolio is obligated to deliver.

         Hedging transactions involve costs and may result in losses. A Portfolio may write covered call options on foreign currencies to offset some of the costs of hedging those currencies. A Portfolio will engage in over-the-counter transactions only when appropriate exchange-traded transactions are unavailable and when, in the opinion of the Portfolio's investment adviser, the pricing mechanism and liquidity are satisfactory and the participants are responsible parties likely to meet their contractual obligations. A Portfolio's ability to engage in hedging and related option transactions may be limited by tax considerations.

         Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which a Portfolio owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in the value of such currency.

         Currency Forward and Futures Contracts. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the Commodity Futures Trading Commission ("CFTC"), such as the New York Mercantile Exchange. A Portfolio would enter into foreign currency futures contracts solely for hedging or other appropriate investment purposes as defined in CFTC regulations.

         Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in any given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward foreign exchange contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

         At the maturity of a forward or futures contract, a Portfolio may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

         Positions in foreign currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although a Portfolio intends to purchase or sell foreign currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there can be no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, a Portfolio would continue to be required to make daily cash payments of variation margin.

         Foreign  Currency  Options.   Options  on  foreign  currencies  operate
similarly to options on securities, and are traded primarily in the over-the-counter market, although options on foreign currencies have recently been listed on several exchanges. Such options will be purchased or written only when a Portfolio's investment adviser believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence foreign exchange rates and investments generally. The investment adviser for the Endeavor High Yield Portfolio does not intend to engage in foreign currency options.

         The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S. dollar, and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

         There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

         Foreign Currency Conversion. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Portfolio at one rate, while offering a lesser rate of exchange should a Portfolio desire to resell that currency to the dealer.


Foreign Securities (All Portfolios)
------------------


         A Portfolio may invest in foreign equity and debt securities or U.S. securities traded in foreign markets. In addition to securities issued by foreign companies, permissible investments may also consist of obligations of foreign branches of U.S. banks and of foreign banks, including European certificates of deposit, European time deposits, Canadian time deposits, Yankee certificates of deposit, Eurodollar bonds and Yankee bonds. The Portfolio may also invest in Canadian commercial paper and Europaper. These instruments may subject the Portfolio to additional investment risks from those related to investments in obligations of U.S. issuers. See the Prospectus for a discussion of the risks of investing in foreign securities. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.


         The debt obligations of foreign governments and entities may or may not be supported by the full faith and credit of the foreign government. A Portfolio may buy securities issued by certain "supra-national" entities, which include entities designated or supported by governments to promote economic reconstruction or development, international banking organizations and related government agencies. Examples are the International Bank for Reconstruction and Development (commonly called the "World Bank"), the Asian Development bank and the Inter-American Development Bank.

         The governmental members of these supranational entities are "stockholders" that typically make capital contributions and may be committed to make additional capital contributions if the entity is unable to repay its borrowings. A supra-national entity's lending activities may be limited to a percentage of its total capital, reserves and net income. There can be no assurance that the constituent foreign governments will continue to be able or willing to honor their capitalization commitments for those entities.


Forward   Commitments,   When-Issued  and  Delayed   Delivery   Securities  (All
Portfolios)

         A Portfolio may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made.

         A Portfolio may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement.

         Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis the Portfolio will hold liquid assets in a segregated account at the Portfolio's custodian bank worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

         Purchases made under such conditions may involve the risk that yields secured at the time of commitment may be lower than otherwise available by the time settlement takes place, causing an unrealized loss to the Portfolio. In addition, when the Portfolio engages in such purchases, it relies on the other party to consummate the sale. If the other party fails to perform its obligations, the Portfolio may miss the opportunity to obtain a security at a favorable price or yield. Although a Portfolio will generally enter into forward commitments to purchase securities with the intention of actually acquiring the security for its portfolio (or for delivery pursuant to options contracts it has entered into), the Portfolio may dispose of a security prior to settlement if its investment adviser deems it advisable to do so. The Portfolio may realize short-term gains or losses in connection with such sales.

High Yield/High Risk Debt Securities (T. Rowe Price Equity Income, Endeavor Janus Growth, Endeavor High Yield and Dreyfus U.S. Government Securities Portfolios)

         Certain lower rated securities purchased by a Portfolio, such as those rated Ba or B by Moody's Investors Service, Inc. ("Moody's") or BB or B by Standard & Poor's Ratings Services ("Standard & Poor's") (commonly known as junk bonds), may be subject to certain risks with respect to the issuing entity's ability to make scheduled payments of principal and interest and to greater market fluctuations. While generally providing greater income than investments in higher quality securities, lower quality fixed income securities involve greater risk of loss of principal and income, including the possibility of default or bankruptcy of the issuers of such securities, and have greater price volatility, especially during periods of economic uncertainty or change. These lower quality fixed income securities tend to be affected by economic changes and short-term corporate and industry developments to a greater extent than higher quality securities, which react primarily to fluctuations in the general level of interest rates. To the extent that a Portfolio invests in such lower quality securities, the achievement of its investment objective may be more dependent on the investment adviser's own credit analysis.

         Lower quality fixed income securities are affected by the market's perception of their credit quality, especially during times of adverse publicity, and the outlook for economic growth. Economic downturns or an increase in interest rates may cause a higher incidence of default by the issuers of these securities, especially issuers that are highly leveraged. The market for these lower quality fixed income securities is generally less liquid than the market for investment grade fixed income securities. It may be more difficult to sell these lower rated securities to meet redemption requests, to respond to changes in the market, or to value accurately a Portfolio's portfolio securities for purposes of determining the Portfolio's net asset value.

         In determining suitability of investment in a particular unrated security, the investment adviser takes into consideration asset and debt service coverage, the purpose of the financing, history of the issuer, existence of other rated securities of the issuer, and other relevant conditions, such as comparability to other issuers.


Hybrid Instruments (T. Rowe Price Equity Income, T. Rowe Price Growth Stock, T. Rowe Price International Stock, Dreyfus U.S. Government Securities, Endeavor High Yield, Endeavor Asset Allocation, Capital Guardian Value, Capital Guardian U.S. Equity, Capital Guardian Global and Endeavor Janus Growth Portfolios)


         The T. Rowe Price Equity Income, T. Rowe Price Growth Stock and T. Rowe Price International Stock Portfolios may invest up to 10% of their total assets and the Dreyfus U.S. Government Securities Portfolio may invest up to 5% of its total assets in hybrid instruments. Although there are no percentage limitations on the amount of assets that may be invested in hybrid instruments, the investment advisers to the Endeavor High Yield, Endeavor Asset Allocation, Capital Guardian Value, Capital Guardian U.S. Equity, Capital Guardian Global and Endeavor Janus Growth Portfolios do not anticipate that such investments will exceed 5% (15% with respect to Capital Guardian Value, Capital Guardian U.S. Equity and Capital Guardian Global) of each Portfolio's total assets. Hybrid instruments have recently been developed and combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument. Often these hybrid instruments are indexed to the price of a commodity, particular currency, or a domestic or foreign debt or equity securities index. Hybrid instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity. Hybrid instruments may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of such an instrument could be zero. Hybrid instruments can have volatile prices and limited liquidity and their use by a Portfolio may not be successful.


Illiquid Securities (All Portfolios)
-------------------

         Each Portfolio may invest up to 15% (10% with respect to Endeavor Money Market Portfolio) of its net assets in illiquid securities and other securities which are not readily marketable, including non-negotiable time deposits, certain restricted securities not deemed by the Fund's Trustees to be liquid and repurchase agreements with maturities longer than seven days. Securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, which have been determined to be liquid, will not be considered by the Portfolios' investment advisers to be illiquid or not readily marketable and, therefore, are not subject to the aforementioned 10% or 15% limits. The inability of a Portfolio to dispose of illiquid or not readily marketable investments readily or at a reasonable price could impair the Portfolio's ability to raise cash for redemptions or other purposes. The liquidity of securities purchased by a Portfolio which are eligible for resale pursuant to Rule 144A will be monitored by the Portfolios' investment advisers on an ongoing basis, subject to the oversight of the Trustees. In the event that such a security is deemed to be no longer liquid, a Portfolio's holdings will be reviewed to determine what action, if any, is required to ensure that the retention of such security does not result in a Portfolio having more than 10% or 15%, as applicable, of its assets invested in illiquid or not readily marketable securities.

Indexed Securities (Endeavor High Yield and Endeavor Janus Growth Portfolios)
------------------

         A Portfolio may invest in indexed securities whose value is linked to foreign currencies, interest rates, commodities, indices or other financial indicators. Most indexed securities are short to intermediate term fixed-income securities whose values at maturity (i.e., principal value) or interest rates rise or fall according to changes in the value of one or more specified underlying instruments. Indexed securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying instrument appreciates), and may have return characteristics similar to direct investments in the underlying instrument or to one or more options on the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself and could involve the loss of all or a portion of the principal amount of, or interest on, the instrument.


Interest Rate Transactions (Dreyfus U.S. Government Securities, Endeavor Asset Allocation, Endeavor High Yield and Endeavor Janus Growth Portfolios)


         Among the strategic transactions into which the Dreyfus U.S. Government Securities, T. Rowe Price Growth Stock, Endeavor Asset Allocation, Endeavor High Yield and Endeavor Janus Growth Portfolios may enter are interest rate swaps and the purchase or sale of related caps and floors. A Portfolio expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. A Portfolio intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Portfolio may be obligated to pay. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser, to the extent that a specific index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such cap. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount.

         A Portfolio will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps and floors are entered into for good faith hedging purposes, the investment advisers to the Portfolios and the Fund believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. A Portfolio will not enter into any swap, cap and floor transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least "A" by Standard & Poor's or Moody's or has an equivalent rating from an NRSRO or is determined to be of equivalent credit quality by the investment adviser. For a description of the NRSROs and their ratings, see the Appendix. If there is a default by the counterparty, a Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

         With respect to swaps, a Portfolio will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid high grade securities having a value equal to the accrued excess. Caps and floors require segregation of assets with a value equal to the Portfolio's net obligations, if any.

Investment Grade Corporate Debt Securities (All Portfolios except Dreyfus Small Cap Value Portfolio)

         Debt securities are rated by national bond ratings agencies. Securities rated BBB by Standard & Poor's or Baa by Moody's are considered investment grade securities, but are somewhat riskier than higher rated investment grade obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics and may be speculative. See the Appendix to this Statement of Additional Information for a description of the various securities ratings.

Loans  and  Other  Direct  Indebtedness   (Endeavor  High  Yield,  Dreyfus  U.S.
Government Securities and Endeavor Janus Growth Portfolios)


         By purchasing a loan, a Portfolio acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. Many such loans are secured, and most impose restrictive covenants which must be met by the borrower. These loans are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. Such loans may be in default at the time of purchase. A Portfolio may also purchase trade or other claims against companies, which generally represent money owed by the company to a supplier of goods or services. These claims may also be purchased at a time when the company is in default. Certain of the loans acquired by a Portfolio may involve revolving credit facilities or other standby financing commitments which obligate the Portfolio to pay additional cash on a certain date or on demand.

         The highly leveraged nature of many such loans may make such loans especially vulnerable to adverse changes in economic or market conditions. Loans and other direct investments may not be in the form of securities or may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, a Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.

Money Market Securities (All Portfolios)

         Money market securities in which the Portfolios may invest include U.S. government securities, U.S. dollar denominated instruments (such as bankers' acceptances, commercial paper, domestic or Yankee certificates of deposit and Eurodollar obligations) issued or guaranteed by bank holding companies in the United States, their subsidiaries and their foreign branches. These bank obligations may be general obligations of the parent bank holding company or may be limited to the issuing entity by the terms of the specific obligation or by government regulation.

         Obligations of the World Bank are supported by subscribed but unpaid commitments of its member countries. There can be no assurance that these commitments will be undertaken or complied with in the future.

         Other money market securities in which a Portfolio may invest also include certain variable and floating rate instruments and participations in corporate loans to corporations in whose commercial paper or other short-term obligations a Portfolio may invest. Because the bank issuing the participations does not guarantee them in any way, they are subject to the credit risks generally associated with the underlying corporate borrower. To the extent that a Portfolio may be regarded as a creditor of the issuing bank (rather than of the underlying corporate borrower under the terms of the loan participation), the Portfolio may also be subject to credit risks associated with the issuing bank. The secondary market, if any, for these loan participations is extremely limited and any such participations purchased by a Portfolio will be regarded as illiquid.

         A Portfolio may also invest in bonds and notes with remaining maturities of thirteen months or less, variable rate notes and variable amount master demand notes. A variable amount master demand note differs from ordinary commercial paper in that it is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased from time to time by the holder (subject to an agreed maximum) or decreased by the holder or the issuer, it is payable on demand, the rate of interest payable on it varies with an agreed formula and it is typically not rated by a rating agency. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for them. Any variable amount master demand note purchased by a Portfolio will be regarded as an illiquid security.

         The Portfolios will invest only in high quality money market instruments, i.e., securities which have been assigned the highest quality ratings by nationally recognized statistical rating organizations ("NRSROs") such as "A-1" by Standard & Poor's or "Prime-1" by Moody's, or if not rated, determined to be of comparable quality by the Portfolio's investment adviser. With respect to the Endeavor Money Market Portfolio, no more than 5% of the Portfolio's total assets may be invested in instruments assigned the second highest quality ratings such as "A-2" or "Prime-2", or if not rated, determined to be of comparable quality by the Portfolio's investment adviser.

Mortgage-Backed Securities (Endeavor Asset Allocation, Dreyfus U.S. Government Securities, Endeavor High Yield , T. Rowe Price Equity Income, Endeavor Janus Growth, T. Rowe Price International Stock and Jennison Growth Portfolios)

         The mortgage-backed securities in which a Portfolio invests represent participation interests in pools of mortgage loans which are guaranteed by agencies or instrumentalities of the U.S. government. However, the guarantee of these types of securities runs only to the principal and interest payments and not to the market value of such securities. In addition, the guarantee only runs to the portfolio securities held by the Portfolio and not the purchase of shares of the Portfolio.

         Mortgage-backed securities are issued by lenders such as mortgage bankers, commercial banks, and savings and loan associations. Such securities differ from conventional debt securities which provide for periodic payment of interest in fixed amounts (usually semiannually) with principal payments at maturity or specified call dates. Mortgage-backed securities provide for monthly payments which are, in effect, a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. Principal prepayments result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages.

         The yield of mortgage-backed securities is based on the average life of the underlying pool of mortgage loans, which is computed on the basis of the maturities of the underlying instruments. The actual life of any particular pool may be shortened by unscheduled or early payments of principal and interest. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to accurately predict the average life of a particular pool. For pools of fixed rate 30-year mortgages, it has been common practice to assume that prepayments will result in a 12-year average life. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by the Portfolio to differ from the yield calculated on the basis of the average life of the pool. In addition, if any of these mortgage-backed securities are purchased at a premium, the premium may be lost in the event of early prepayment which may result in a loss to the Portfolio.

         Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments will most likely decline. Reinvestment by the Portfolio of scheduled principal payments and unscheduled prepayments may occur at higher or lower rates than the original investment, thus affecting the yield of the Portfolio. Monthly interest payments received by the Portfolio have a compounding effect which will increase the yield to shareholders as compared to debt obligations that pay interest semiannually. Because of the reinvestment of prepayments of principal at current rates, mortgage-backed securities may be less effective than Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. Also, although the value of debt securities may increase as interest rates decline, the value of these pass-through type of securities may not increase as much due to the prepayment feature.

Municipal Fixed-Income Securities (Dreyfus U.S. Government Securities and Endeavor Asset Allocation Portfolios)

         A Portfolio may invest in municipal bonds of any state, territory or possession of the United States ("U.S."), including the District of Columbia. The Portfolio may also invest in municipal bonds of any political subdivision, agency or instrumentality (e.g., counties, cities, towns, villages, districts, authorities) of the U.S. or its possessions. Municipal bonds are debt instruments issued by or for a state or local government to support its general financial needs or to pay for special projects such as airports, bridges, highways, public transit, schools, hospitals, housing and water and sewer works. Interest payments received by holders of these securities are generally tax-free. Municipal bonds may also be issued to refinance public debt.

         Municipal bonds are mainly divided between "general obligation" and "revenue" bonds. General obligation bonds are backed by the full faith and credit of governmental issuers with the power to tax. They are repaid from the issuer's general revenues. Payment, however, may be dependent upon legislative approval and may be subject to limitations on the issuer's taxing power. Enforcement of payments due under general obligation bonds varies according to the law applicable to the issuer. In contrast, revenue bonds are supported only by the revenues generated by the project or facility.

         A Portfolio may also invest in industrial development bonds. Such bonds are usually revenue bonds issued to pay for facilities with a public purpose operated by private corporations. The credit quality of industrial development bonds is usually directly related to the credit standing of the owner or user of the facilities. To qualify as a municipal bond, the interest paid on an industrial development bond must qualify as fully exempt from federal income tax. However, the interest paid on an industrial development bond may be subject to the federal alternative minimum tax.

         The yields on municipal bonds depend on such factors as market conditions, the financial condition of the issuer and the issue's size, maturity date and rating. Municipal bonds are rated by Standard & Poor's, Moody's and Fitch IBCA, Inc. Such ratings, however, are opinions, not absolute standards of quality. Municipal bonds with the same maturity, interest rates and rating may have different yields, while municipal bonds with the same maturity and interest rate, but different ratings, may have the same yield. Once purchased by the Portfolio, a municipal bond may cease to be rated or receive a new rating below the minimum required for purchase by the Portfolio. Neither event would require the Portfolio to sell the bond, but the Portfolio's investment adviser would consider such events in determining whether the Portfolio should continue to hold it.

         The ability of the Portfolio to achieve its investment objective depends upon the continuing ability of the issuers of municipal bonds to pay interest and principal when due. Municipal bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Such laws extend the time for payment of principal and/or interest, and may otherwise restrict the Portfolio's ability to enforce its rights in the event of default. Since there is generally less information available on the financial condition of municipal bond issuers compared to other domestic issuers of securities, the Portfolio's investment adviser may lack sufficient knowledge of an issue's weaknesses. Other influences, such as litigation, may also materially affect the ability of an issuer to pay principal and interest when due. In addition, the market for municipal bonds is often thin and can be temporarily affected by large purchases and sales, including those by the Portfolio.

         From time to time, Congress has considered restricting or eliminating the federal income tax exemption for interest on municipal bonds. Such actions could materially affect the availability of municipal bonds and the value of those already owned by the Portfolio. If such legislation were passed, the Fund's Board of Trustees may recommend changes in the Portfolio's investment objectives and policies.

Non-Mortgage Asset-Backed Securities (Endeavor Asset Allocation, Dreyfus U.S. Government Securities, Endeavor High Yield and Endeavor Janus Growth Portfolios)

         Non-mortgage asset-backed securities include interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets.

         Non-mortgage asset-backed securities are not issued or guaranteed by the U.S. government or its agencies or government-sponsored entities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. In addition, such securities generally will have remaining estimated lives at the time of purchase of five years or less.

         The purchase of non-mortgage asset-backed securities raises considerations peculiar to the financing of the instruments underlying such securities. For example, most organizations that issue asset-backed securities relating to motor vehicle installment purchase obligations perfect their interests in their respective obligations only by filing a financing statement and by having the servicer of the obligations, which is usually the originator, take custody thereof. In such circumstances, if the servicer were to sell the same obligations to another party, in violation of its duty not to do so, there is a risk that such party could acquire an interest in the obligations superior to that of holders of the asset-backed securities. Also, although most such obligations grant a security interest in the motor vehicle being financed, in most states the security interest in a motor vehicle must be noted on the certificate of title to perfect such security interest against competing claims of other parties. Due to the large number of vehicles involved, however, the certificate of title to each vehicle financed, pursuant to the obligations underlying the asset-backed securities, usually is not amended to reflect the assignment of the seller's security interest for the benefit of the holders of the asset-backed securities. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. In addition, various state and federal laws give the motor vehicle owner the right to assert against the holder of the owner's obligation certain defenses such owner would have against the seller of the motor vehicle. The assertion of such defenses could reduce payments on the related asset-backed securities. Insofar as credit card receivables are concerned, credit card holders are entitled to the protection of a number of state and federal consumer credit laws, many of which give such holders the right to set off certain amounts against balances owed on the credit card, thereby reducing the amounts paid on such receivables. In addition, unlike most other asset-backed securities, credit card receivables are unsecured obligations of the card holder.


Options and Futures Strategies (All Portfolios except Endeavor Money Market Portfolio)



         A Portfolio may seek to increase the current return on its investments by writing covered call or covered put options. In addition, a Portfolio may at times seek to hedge against either a decline in the value of its portfolio securities or an increase in the price of securities which its investment adviser plans to purchase through the writing and purchase of options including options on stock indices and the purchase and sale of futures contracts and related options. A Portfolio may utilize options or futures contracts and related options for other than hedging purposes to the extent that the aggregate initial margins and premiums do not exceed 5% of the Portfolio's net asset value. The investment advisers to the Dreyfus Small Cap Value Portfolio, Jennison Growth Portfolio, Capital Guardian Value Portfolio, Capital Guardian U.S. Equity Portfolio and Capital Guardian Global Portfolio do not presently intend to utilize options or futures contracts and related options but may do so in the future. Expenses and losses incurred as a result of such hedging strategies will reduce a Portfolio's current return.


         The ability of a Portfolio to engage in the options and futures strategies described below will depend on the availability of liquid markets in such instruments. Markets in options and futures with respect to stock indices and U.S. government securities are relatively new and still developing. It is impossible to predict the amount of trading interest that may exist in various types of options or futures. Therefore no assurance can be given that a Portfolio will be able to utilize these instruments effectively for the purposes stated below.

         Writing Covered Options on Securities. A Portfolio may write covered call options and covered put options on optionable securities of the types in which it is permitted to invest from time to time as its investment adviser determines is appropriate in seeking to attain the Portfolio's investment objective. Call options written by a Portfolio give the holder the right to buy the underlying security from the Portfolio at a stated exercise price; put options give the holder the right to sell the underlying security to the Portfolio at a stated price.

         A Portfolio may only write call options on a covered basis or for cross-hedging purposes and will only write covered put options. A put option would be considered "covered" if the Portfolio owns an option to sell the underlying security subject to the option having an exercise price equal to or greater than the exercise price of the "covered" option at all times while the put option is outstanding. A call option is covered if the Portfolio owns or has the right to acquire the underlying securities subject to the call option (or comparable securities satisfying the cover requirements of securities exchanges) at all times during the option period. A call option is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against another security which the Portfolio owns or has the right to acquire. In the case of a call written for cross-hedging purposes or a put option, the Portfolio will maintain in a segregated account at the Fund's custodian bank liquid assets with a value equal to or greater than the Portfolio's obligation under the option. A Portfolio may also write combinations of covered puts and covered calls on the same underlying security.

         A Portfolio will receive a premium from writing an option, which increases the Portfolio's return in the event the option expires unexercised or is terminated at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option, and the volatility of the market price of the underlying security. By writing a call option, a Portfolio will limit its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, a Portfolio will assume the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market price, resulting in a potential capital loss if the purchase price exceeds the market price plus the amount of the premium received.

         A Portfolio may terminate an option which it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The Portfolio will realize a profit (or loss) from such transaction if the cost of such transaction is less (or more) than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option may be offset in whole or in part by unrealized appreciation of the underlying security owned by the Portfolio.

         Purchasing Put and Call Options on Securities. A Portfolio may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. This protection is provided during the life of the put option since the Portfolio, as holder of the put, is able to sell the underlying security at the exercise price regardless of any decline in the underlying security's market price. For the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, any profit which the Portfolio might otherwise have realized on the underlying security will be reduced by the premium paid for the put option and by transaction costs.

         A Portfolio may also purchase a call option to hedge against an increase in price of a security that it intends to purchase. This protection is provided during the life of the call option since the Portfolio, as holder of the call, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. For the purchase of a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. By using call options in this manner, any profit which the Portfolio might have realized had it bought the underlying security at the time it purchased the call option will be reduced by the premium paid for the call option and by transaction costs.

         Except for the Endeavor Janus Growth Portfolio, no Portfolio intends to purchase put or call options if, as a result of any such transaction, the aggregate cost of options held by the Portfolio at the time of such transaction would exceed 5% of its total assets. There are no specific limitations on the Endeavor Janus Growth Portfolio's purchasing options on securities.

         Purchase and Sale of Options and Futures on Stock Indices. A Portfolio may purchase and sell options on stock indices and stock index futures contracts either as a hedge against movements in the equity markets or for other investment purposes.

         Options on stock indices are similar to options on specific securities except that, rather than the right to take or make delivery of the specific security at a specific price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of that stock index is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike options on specific securities, all settlements of options on stock indices are in cash and gain or loss depends on general movements in the stocks included in the index rather than price movements in particular stocks. Currently options traded include the Standard & Poor's 500 Composite Stock Price Index, the NYSE Composite Index, the AMEX Market Value Index, the National Over-The-Counter Index, the Nikkei 225 Stock Average Index, the Financial Times Stock Exchange 100 Index and other standard broadly based stock market indices. Options are also traded in certain industry or market segment indices such as the Pharmaceutical Index.

         A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of securities is made.

         If a Portfolio's investment adviser expects general stock market prices to rise, it might purchase a call option on a stock index or a futures contract on that index as a hedge against an increase in prices of particular equity securities it wants ultimately to buy for the Portfolio. If in fact the stock index does rise, the price of the particular equity securities intended to be purchased may also increase, but that increase would be offset in part by the increase in the value of the Portfolio's index option or futures contract resulting from the increase in the index. If, on the other hand, the Portfolio's investment adviser expects general stock market prices to decline, it might purchase a put option or sell a futures contract on the index. If that index does in fact decline, the value of some or all of the equity securities held by the Portfolio may also be expected to decline, but that decrease would be offset in part by the increase in the value of the Portfolio's position in such put option or futures contract.

         Purchase and Sale of Interest Rate Futures. A Portfolio may purchase and sell interest rate futures contracts on fixed income securities or indices of such securities, including municipal indices and any other indices of fixed income securities that may become available for trading either for the purpose of hedging its portfolio securities against the adverse effects of anticipated movements in interest rates or for other investment purposes.

         A Portfolio may sell interest rate futures contracts in anticipation of an increase in the general level of interest rates. Generally, as interest rates rise, the market value of the securities held by a Portfolio will fall, thus reducing the net asset value of the Portfolio. This interest rate risk can be reduced without employing futures as a hedge by selling such securities and either reinvesting the proceeds in securities with shorter maturities or by holding assets in cash. However, this strategy entails increased transaction costs in the form of dealer spreads and brokerage commissions and would typically reduce the Portfolio's average yield as a result of the shortening of maturities.

         The sale of interest rate futures contracts provides a means of hedging against rising interest rates. As rates increase, the value of a Portfolio's short position in the futures contracts will also tend to increase thus offsetting all or a portion of the depreciation in the market value of the Portfolio's investments that are being hedged. While the Portfolio will incur commission expenses in selling and closing out futures positions (which is done by taking an opposite position in the futures contract), commissions on futures transactions are lower than transaction costs incurred in the purchase and sale of portfolio securities.

         A  Portfolio   may  purchase   interest   rate  futures   contracts  in
anticipation of a decline in interest rates when it is not fully invested. As such purchases are made, it is expected that an equivalent amount of futures contracts will be closed out.


         A Portfolio will enter into futures contracts which are traded on national or foreign futures exchanges, and are standardized as to maturity date and the underlying financial instrument. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the CFTC. Futures are traded in London at the London International Financial Futures Exchange, in Paris, at the MATIF, and in Tokyo at the Tokyo Stock Exchange.


         Options on Futures Contracts. A Portfolio may purchase and write call and put options on stock index and interest rate futures contracts. A Portfolio may use such options on futures contracts in connection with its hedging strategies in lieu of purchasing and writing options directly on the underlying securities or stock indices or purchasing or selling the underlying futures. For example, a Portfolio may purchase put options or write call options on stock index futures or interest rate futures, rather than selling futures contracts, in anticipation of a decline in general stock market prices or rise in interest rates, respectively, or purchase call options or write put options on stock index or interest rate futures, rather than purchasing such futures, to hedge against possible increases in the price of equity securities or debt securities, respectively, which the Portfolio intends to purchase.

         In connection with transactions in stock index options, stock index futures, interest rate futures and related options on such futures, a Portfolio will be required to deposit as "initial margin" an amount of cash and short-term U.S. government securities. The current initial margin requirement per contract is approximately 2% of the contract amount. Thereafter, subsequent payments (referred to as "variation margin") are made to and from the broker to reflect changes in the value of the futures contract. Brokers may establish deposit requirements higher than exchange minimums.

         Limitations. A Portfolio will not purchase or sell futures contracts or options on futures contracts or stock indices for non-hedging purposes if, as a result, the sum of the initial margin deposits on its existing futures contracts and related options positions and premiums paid for options on futures contracts or stock indices would exceed 5% of the net assets of the Portfolio.

         Risks of Options and Futures Strategies. The effective use of options and futures strategies depends, among other things, on a Portfolio's ability to terminate options and futures positions at times when its investment adviser deems it desirable to do so. Although a Portfolio will not enter into an option or futures position unless its investment adviser believes that a liquid market exists for such option or future, there can be no assurance that a Portfolio will be able to effect closing transactions at any particular time or at an acceptable price. The investment advisers generally expect that options and futures transactions for the Portfolios will be conducted on recognized exchanges. In certain instances, however, a Portfolio may purchase and sell options in the over-the-counter market. The staff of the Securities and Exchange Commission considers over-the-counter options to be illiquid. A Portfolio's ability to terminate option positions established in the over-the-counter market may be more limited than in the case of exchange traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Portfolio.

         The use of options and futures involves the risk of imperfect correlation between movements in options and futures prices and movements in the price of the securities that are the subject of the hedge. The successful use of these strategies also depends on the ability of a Portfolio's investment adviser to forecast correctly interest rate movements and general stock market price movements. This risk increases as the composition of the securities held by the Portfolio diverges from the composition of the relevant option or futures contract.


Other  Investment   Companies  (All  Portfolios  except  Endeavor  Money  Market
Portfolio)


         In connection with its investments in accordance with the various investment disciplines, a Portfolio may invest up to 10% of its total assets in shares of other investment companies investing exclusively in securities in which it may otherwise invest. Because of restrictions on direct investment by U.S. entities in certain countries, other investment companies may provide the most practical or only way for a Portfolio to invest in certain markets. Such investments may involve the payment of substantial premiums above the net asset value of those investment companies' portfolio securities and are subject to limitations under the Investment Company Act of 1940, as amended ("1940 Act").

         Each Portfolio does not intend to invest in other investment companies unless, in the investment adviser's judgment, the potential benefits exceed associated costs. As a shareholder in an investment company, a Portfolio bears its ratable share of that investment company's expenses, including advisory and administration fees. If the Endeavor Janus Growth Portfolio invests in a Janus money market fund, the Portfolio's investment adviser will remit to the Portfolio the fees it receives from the Janus money market fund to the extent such fees are based on the Portfolio's assets.

         It is expected that the T. Rowe Price International Stock Portfolio, T. Rowe Price Equity Income Portfolio and T. Rowe Price Growth Stock Portfolio will each invest its cash reserves primarily in a money market fund established for the exclusive use of the T. Rowe Price family of mutual funds and other clients of the Portfolios' investment advisers. The T. Rowe Price Reserve Investment Fund ("RIF") and Government Reserve Investment Fund ("GRF") are series of T. Rowe Price Reserve Investment Funds, Inc. Additional series may be created in the future. The RIF and GRF were created and operate under an exemptive order issued by the Securities and Exchange Commission that permits a Portfolio to invest up to 25% of its assets in RIF or GRF.

         The RIF and GRF must comply with the requirements of Rule 2a-7 under the 1940 Act governing money market funds. The RIF invests at least 95% of its total assets in prime money market instruments receiving the highest credit rating. The GRF invests primarily in a portfolio of U.S. government-backed securities, primarily Treasury, and repurchase agreements thereon.

         The RIF and GRF provide a very efficient means of managing the cash reserves of the Portfolios. While the RIF and GRF do not pay an advisory fee to its investment adviser, they will incur other expenses. However, the RIF and GRF are expected by their investment adviser to operate at very low expense ratios. Each Portfolio will only invest in RIF and GRF to the extent it is consistent with its objective and program.

         In addition to the above, pursuant to an exemptive order issued by the Securities and Exchange Commission, each Portfolio may invest its uninvested cash in shares of the Endeavor Money Market Portfolio if, in the opinion of the Portfolio's investment adviser, such investment is in the Portfolio's best interests.

Passive Foreign Investment Companies (T. Rowe Price International Stock, T. Rowe Price Equity Income, T. Rowe Price Growth Stock, Capital Guardian Value, Capital Guardian U.S. Equity, Capital Guardian Global and Endeavor Janus Growth Portfolios)


         A Portfolio may purchase the securities of certain foreign investment funds or trusts called passive foreign investment companies. Such trusts have been the only or primary way to invest in certain countries. In addition to bearing their proportionate share of the Portfolio's expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such trusts. Capital gains on the sale of such holdings are considered ordinary income regardless of how long the Portfolio held its investment. In addition, the Portfolio may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders.

         To avoid such tax and interest, the Portfolio intends to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time; deductions for losses are allowable only to the extent of any gains resulting from these deemed sales for prior taxable years. Such gains and losses will be treated as ordinary income. The Portfolio will be required to distribute any resulting income even though it has not sold the security and received cash to pay such distributions.

Portfolio Turnover

         While it is impossible to predict portfolio turnover rates, the investment advisers to the Portfolios other than the Dreyfus U.S. Government Securities Portfolio, Dreyfus Small Cap Value Portfolio, Endeavor Money Market Portfolio, Endeavor Asset Allocation Portfolio and Endeavor Janus Growth Portfolio anticipate that portfolio turnover will generally not exceed 100% per year. The investment adviser to the Endeavor Janus Growth Portfolio anticipates that portfolio turnover will generally not exceed 150% per year. The investment adviser to the Endeavor Asset Allocation Portfolio anticipates that portfolio turnover will generally not exceed 250% per year. The investment adviser to the Dreyfus U.S. Government Securities Portfolio anticipates that portfolio turnover may exceed 500% per year, exclusive of dollar roll transactions. The investment adviser to the Dreyfus Small Cap Value Portfolio anticipates that the Portfolio's portfolio turnover rate will generally not exceed 200%. With respect to the Endeavor Money Market Portfolio, although the Portfolio intends normally to hold its investments to maturity, the short maturities of these investments are expected by the Portfolio's investment adviser to result in a relatively high rate of portfolio turnover. Higher portfolio turnover rates usually generate additional brokerage commissions and expenses.

Preferred Stocks (All Portfolios except Endeavor Money Market and Dreyfus Small Cap Value Portfolios)


         A Portfolio may purchase preferred stock. Preferred stock, unlike common stock, has a stated dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. "Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid.

         If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, which can be a negative feature when interest rates decline. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation. Preferred stock may be "participating" stock, which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stock on distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

Repurchase Agreements (All Portfolios except Endeavor Enhanced Index Portfolio)
===================== =========================================================


         Each of the Portfolios may enter into repurchase agreements with a bank, broker-dealer, or other financial institution but no Portfolio may invest more than 15% (10% with respect to the Endeavor Money Market Portfolio) of its net assets in illiquid securities, including repurchase agreements having maturities of greater than seven days. A Portfolio may enter into repurchase agreements, provided the Fund's custodian always has possession of securities serving as collateral whose market value at least equals the amount of the repurchase obligation. To minimize the risk of loss a Portfolio will enter into repurchase agreements only with financial institutions which are considered by its investment adviser to be creditworthy. If an institution enters an insolvency proceeding, the resulting delay in liquidation of the securities serving as collateral could cause a Portfolio some loss, as well as legal expense, if the value of the securities declines prior to liquidation.


Reverse Repurchase Agreements (All Portfolios except Capital Guardian Value, Capital Guardian U.S. Equity, Capital Guardian Global and Endeavor Enhanced Index Portfolios)


         Each Portfolio is permitted to enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. For the purposes of the 1940 Act it is considered a form of borrowing by the Portfolio and, therefore, is a form of leverage. Leverage may cause any gains or losses of the Portfolio to be magnified.

Rights and Warrants (All Portfolios except Endeavor Money Market, Dreyfus Small Cap Value and Dreyfus U.S. Government Securities Portfolios)


         A Portfolio may purchase rights and warrants. Warrants basically are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. These investments carry the risk that they may be worthless to the Portfolio at the time it may exercise its rights, due to the fact that the underlying securities have a market value less than the exercise price.


Securities Loans (All Portfolios)
----------------

         Each Portfolio may lend its portfolio securities to qualified institutional buyers for the purpose of realizing additional income. Each of the Portfolios may pay reasonable finders', administrative and custodial fees in connection with loans of its portfolio securities. Such loans must be continuously secured by liquid assets at least equal to the market value of the securities loaned. Although voting rights or the right to consent accompanying loaned securities pass to the borrower, a Portfolio retains the right to call the loan at any time on reasonable notice, and will do so in order that the securities may be voted by the Portfolio with respect to matters materially affecting the investment. A Portfolio may also call a loan in order to sell the securities involved. Loans of portfolio securities will only be made to borrowers considered by a Portfolio's investment adviser to be creditworthy under guidelines adopted by the Trustees of the Fund. Securities lending may involve some credit risk to a Portfolio if the borrower defaults and the Portfolio is delayed or prevented from recovering the collateral.


Short Sales (Endeavor High Yield, Endeavor Janus Growth, Dreyfus U.S. Government Securities, Endeavor Enhanced Index and Jennison Growth Portfolios)


         A Portfolio may sell securities "short against the box." A short sale is the sale of a security that the Portfolio does not own. A short sale is "against the box" if at all times when the short position is open, the Portfolio owns an equal amount of the securities sold short or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short. Not more than 25% of the Jennison Growth Portfolio's net assets may be subject to such sales.

         The Jennison Growth Portfolio may also make short sales of a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Portfolio. Until the security is replaced, the Portfolio is required to pay to the lender any dividends or interest which accrue during the period of the loan. To borrow the security, the Portfolio also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Portfolio replaces a borrowed security, the Portfolio will segregate with its custodian cash or other liquid assets at such a level that (i) the amount segregated plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount segregated plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. The Portfolio will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. The Portfolio will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Portfolio may be required to pay in connection with a short sale. No more than 25% of the Portfolio's net assets will be, when added together: (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales; and
(ii) segregated in connection with short sales.

Special Situations (Endeavor Janus Growth Portfolio)

         The Portfolio may invest in "special situations" from time to time. A special situation arises when, in the opinion of the investment adviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a management change, a technological breakthrough, or other extraordinary corporate event, or differences in market supply and demand for the security.

         Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention. The impact of this strategy on the Portfolio will depend on the Portfolio's size and the extent of the holdings of the special situation issuer relative to its total assets.

Stripped Mortgage-Backed Securities (Endeavor Asset Allocation, Dreyfus U.S. Government Securities, Endeavor Janus Growth and Jennison Growth Portfolios)


         Stripped mortgage-backed securities ("SMBS") are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. A Portfolio will only invest in SMBS whose mortgage assets are guaranteed by agencies of the U.S. government or government-sponsored entities.

         A common type of SMBS will be structured so that one class receives some of the interest and most of the principal from the mortgage assets, while the other class receives most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class) while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Portfolio's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Portfolio may fail to fully recoup its initial investment in these securities even if the security is in one of the highest rating categories.

         The Endeavor Asset Allocation Portfolio may invest not more than 5% of its total assets in CMOs deemed by its investment adviser to be complex, such as floating rate and inverse floating rate tranches and SMBS.

U.S. Government Securities (All Portfolios)

         Securities issued or guaranteed as to principal and interest by the U.S. government or its agencies and government-sponsored entities include U.S. Treasury obligations, consisting of bills, notes and bonds, which principally differ in their interest rates, maturities and times of issuance, and obligations issued or guaranteed by agencies and government-sponsored entities which are supported by (i) the full faith and credit of the U.S. Treasury (such as securities of the Small Business Administration), (ii) the limited authority of the issuer to borrow from the U.S. Treasury (such as securities of the Student Loan Marketing Association) or (iii) the authority of the U.S. government to purchase certain obligations of the issuer (such as securities of the Federal National Mortgage Association). No assurance can be given that the U.S. government will provide financial support to U.S. government agencies or government-sponsored entities as described in clauses (ii) or (iii) above in the future, other than as set forth above, since it is not obligated to do so by law.

Zero Coupon Bonds, Deferred Interest Bonds and PIK Bonds (Endeavor Asset Allocation, Dreyfus U.S. Government Securities, T. Rowe Price International Stock, T. Rowe Price Equity Income, Endeavor Janus Growth and Endeavor High Yield Portfolios)

         Zero coupon and deferred interest bonds are debt obligations which are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. Payment-in-kind ("PIK") bonds are debt obligations which provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments may experience greater volatility in market value due to changes in interest rates than debt obligations which make regular payments of interest. A Portfolio will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Portfolio's distribution obligations.


                             INVESTMENT RESTRICTIONS

         Except for  restriction  numbers 2, 3, 4, 11 and 12 with respect to the
T. Rowe Price Equity Income, T. Rowe Price Growth Stock, Jennison Growth, Endeavor Enhanced Index, Capital Guardian Global, Endeavor High Yield, Endeavor Janus Growth and Capital Guardian U.S. Equity Portfolios and restriction number 11 with respect to the T. Rowe Price International Stock, Endeavor Asset Allocation, Capital Guardian Value, Dreyfus U.S. Government Securities and Dreyfus Small Cap Value Portfolios (which restrictions are not fundamental policies), the following investment restrictions (numbers 1 through 12) are fundamental policies, which may not be changed without the approval of a majority of the outstanding shares of the Portfolio, and apply to each of the Portfolios except as otherwise indicated. As provided in the 1940 Act, a vote of a majority of the outstanding shares necessary to amend a fundamental policy means the affirmative vote of the lesser of (1) 67% or more of the shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding shares of the Portfolio.

         A Portfolio may not:

1.        Borrow money, except to the extent permitted by applicable law.

2. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to secure borrowings permitted by restriction 1 above. Collateral arrangements with respect to margin for futures contracts and options are not deemed to be pledges or other encumbrances for purposes of this restriction.

3. Purchase securities on margin, except a Portfolio may obtain such short-term credits as may be necessary for the clearance of securities transactions and may make margin deposits in connection with transactions in options, futures contracts and options on such contracts.

4. Make short sales of securities or maintain a short position for the account of the Portfolio, unless at all times when a short position is open the Portfolio owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible or exchangeable for securities of the same issue as, and in equal amounts to, the securities sold short.

5. Underwrite securities issued by other persons, except to the extent that in connection with the disposition of its portfolio investments it may be deemed to be an underwriter under federal securities laws.

6. Purchase or sell real estate, although a Portfolio may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate and securities representing interests in real estate; provided, however, that the Endeavor High Yield Portfolio may hold and sell real estate acquired as a result of the ownership of securities.

7. Purchase or sell commodities or commodity contracts, except that all Portfolios other than the Endeavor Money Market Portfolio may purchase or sell financial futures contracts and related options. For purposes of this restriction, currency contracts or hybrid investments shall not be considered commodities.

8. Make loans, except by purchase of debt obligations in which the Portfolio may invest consistently with its investment policies, by entering into repurchase agreements or through the lending of its portfolio securities.

9. Invest in the securities of any issuer if, immediately after such investment, more than 5% of the total assets of the Portfolio (taken at current value) would be invested in the securities of such issuer or acquire more than 10% of the outstanding voting securities of any issuer, provided that this limitation does not apply to obligations issued or guaranteed as to principal and interest by the U.S. government or its agencies and government-sponsored entities or to repurchase agreements secured by such obligations and that up to 25% of the Portfolio's total assets (taken at current value) may be invested without regard to this limitation.

10. Invest more than 25% of the value of its total assets in any one industry, provided that this limitation does not apply to obligations issued or guaranteed as to interest and principal by the U.S. government, its agencies and government-sponsored entities, and repurchase agreements secured by such obligations, and in the case of the Endeavor Money Market Portfolio obligations of domestic branches of United States banks.

11. Invest more than 15% (10% with respect to the Endeavor Money Market Portfolio) of its net assets (taken at current value at the time of each purchase) in illiquid securities including repurchase agreements maturing in more than seven days.

12. Purchase securities of any issuer for the purpose of exercising control or management.

         All percentage limitations on investments will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and partially or completely as a result of such investment.

Other Policies

         The Endeavor Money Market Portfolio may not invest in the securities of any one issuer if, immediately after such investment, more than 5% of the total assets of the Portfolio (taken at current value) would be invested in the securities of such issuer, provided that this limitation does not apply to obligations issued or guaranteed as to principal and interest by the U.S. government or its agencies and government-sponsored entities or to repurchase agreements secured by such obligations and that with respect to 25% of the Portfolio's total assets more than 5% may be invested in securities of any one issuer for three business days after the purchase thereof if the securities have been assigned the highest quality rating by NRSROs, or if not rated, have been determined to be of comparable quality. These limitations apply to time deposits, including certificates of deposit, bankers' acceptances, letters of credit and similar instruments; they do not apply to demand deposit accounts. For a description of the NRSROs' ratings, see the Appendix.

         In addition, the Endeavor Money Market Portfolio may not purchase any security that matures more than thirteen months (397 days) from the date of purchase or which has an implied maturity of more than thirteen months (397 days) except as provided in (1) below. For the purposes of satisfying this requirement, the maturity of a portfolio instrument shall be deemed to be the period remaining until the date noted on the face of the instrument as the date on which the principal amount must be paid, or in the case of an instrument called for redemption, the date on which the redemption payment must be made, except that:

1. An instrument that is issued or guaranteed by the U.S. government or any agency thereof which has a variable rate of interest readjusted no less frequently than every 25 months (762 days) may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

2. A variable rate instrument, the principal amount of which is scheduled on the face of the instrument to be paid in thirteen months (397 days) or less, may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

3. A variable rate instrument that is subject to a demand feature may be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

4. A floating rate instrument that is subject to a demand feature may be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

5. A repurchase agreement may be deemed to have a maturity equal to the period remaining until the date on which the repurchase of the underlying securities is scheduled to occur, or where no date is specified, but the agreement is subject to demand, the notice period applicable to a demand for the repurchase of the securities.

6. A portfolio lending agreement may be treated as having a maturity equal to the period remaining until the date on which the loaned securities are scheduled to be returned, or where no date is specified, but the agreement is subject to demand, the notice period applicable to a demand for the return of the loaned securities.


         The Dreyfus Small Cap Value Portfolio may not invest more than 5% of the value of its total assets in warrants not listed on either the New York or American Stock Exchange. The Endeavor Enhanced Index Portfolio will not invest in warrants if, as a result thereof, more than 2% of the value of the total assets of the Portfolio would be invested in warrants which are not listed on the New York Stock Exchange, the American Stock Exchange, or a recognized foreign exchange, or more than 5% of the value of the total assets of the Portfolio would be invested in warrants whether or not so listed. However, the acquisition of warrants attached to other securities is not subject to this restriction. Each of the T. Rowe Price Equity Income, T. Rowe Price Growth Stock and T. Rowe Price International Stock Portfolios will not invest in warrants if, as a result thereof, the Portfolio will have more than 10% of the value of its total assets invested in warrants; provided that this restriction does not apply to warrants acquired as a result of the purchase of another security.

         With respect to borrowing, in general, under the 1940 Act, a Portfolio may not borrow money except that (1) a Portfolio may borrow from banks or enter into reverse repurchase agreements, in amounts up to 33 1/3% of its total assets (including the amount borrowed); and (2) a Portfolio may borrow up to an additional 5% of its total assets for temporary purposes.


                             PERFORMANCE INFORMATION

         Total return and yield will be computed as described below.

Total Return

         Each Portfolio's "average annual total return" figures described and shown in the Prospectus are computed according to a formula prescribed by the Securities and Exchange Commission. The formula can be expressed as follows:

                                  P(1+T)n = ERV

Where: P = a hypothetical initial payment of $1000
 T = average annual total return
 n = number of years
 ERV = Ending Redeemable Value of a hypothetical $1000 payment made at the beginning of the 1, 5, or 10 years (or other) periods at the end of the 1, 5, or 10 years (or other) periods (or fractional portion thereof)


         The calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period and the deduction of all recurring expenses that were charged to shareholders' accounts. Such calculations do not reflect charges and deductions which are, or may be, imposed under the Contracts.


         The performance of each Portfolio will vary from time to time in response to fluctuations in market conditions, interest rates, the composition of the Portfolio's investments and expenses. Consequently, a Portfolio's performance figures are historical and should not be considered representative of the performance of the Portfolio for any future period.

Yield

         From time to time, the Fund may quote the Endeavor Money Market Portfolio's, the Dreyfus U.S. Government Securities Portfolio's and the Endeavor High Yield Portfolio's yield and effective yield in advertisements or in reports or other communications to shareholders. Yield quotations are expressed in annualized terms and may be quoted on a compounded basis.

         The annualized current yield for the Endeavor Money Market Portfolio is computed by: (a) determining the net change in the value of a hypothetical pre-existing account in the Portfolio having a balance of one share at the beginning of a seven calendar day period for which yield is to be quoted; (b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return; and (c) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared on the original share and any such additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation. In addition, the Endeavor Money Market Portfolio may calculate a compound effective annualized yield by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365/7 and subtracting 1.

         The Dreyfus U.S. Government Securities Portfolio's and the Endeavor High Yield Portfolio's 30-day yield will be calculated according to a formula prescribed by the Securities and Exchange Commission. The formula can be expressed as follows:

                              YIELD = 2[(a-b+1)6-1]

                                       cd

Where:       a =      dividends and interest earned during the period

             b =      expenses accrued for the period (net of reimbursement)

             c = the average daily number of shares outstanding during the period that were entitled to receive dividends

             d =     the net asset value per share on the last day of the period

For the purpose of determining the interest earned (variable "a" in the formula) on debt obligations that were purchased by the Portfolio at a discount or premium, the formula generally calls for amortization of the discount or premium; the amortization schedule will be adjusted monthly to reflect changes in the market values of the debt obligations.

         Yield information is useful in reviewing a Portfolio's performance, but because yields fluctuate, such information cannot necessarily be used to compare an investment in a Portfolio's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that yield is a function of the kind and quality of the instruments in the Portfolios'
investment portfolios, portfolio maturity, operating expenses and market conditions.

         It should be recognized that in periods of declining interest rates the yields will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates the yields will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a Portfolio from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the Portfolio's investments, thereby reducing the current yield of the Portfolio. In periods of rising interest rates, the opposite can be expected to occur.

Non-Standardized Performance

         In addition to the performance information described above, the Fund may provide total return information with respect to the Portfolios for designated periods, such as for the most recent six months or most recent twelve months. This total return information is computed as described under "Total Return" above except that no annualization is made.

                             PORTFOLIO TRANSACTIONS


         Subject to the supervision and control of the Manager and the Trustees of the Fund, each Portfolio's investment adviser is responsible for decisions to buy and sell securities for its account and for the placement of its portfolio business and the negotiation of commissions, if any, paid on such transactions. Brokerage commissions are paid on transactions in equity securities traded on a securities exchange and on options, futures contracts and options thereon. Fixed income securities and certain equity securities in which the Portfolios invest are traded in the over-the-counter market. These securities are generally traded on a net basis with dealers acting as principal for their own account without a stated commission, although prices of such securities usually include a profit to the dealer. In over-the-counter transactions, orders are placed directly with a principal market maker unless a better price and execution can be obtained by using a broker. In underwritten offerings, securities are usually purchased at a fixed price which includes an amount of compensation to the underwriter generally referred to as the underwriter's concession or discount. Certain money market securities may be purchased directly from an issuer, in which case no commissions or discounts are paid. U.S. government securities are generally purchased from underwriters or dealers, although certain newly-issued U.S. government securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality. Each Portfolio's investment adviser is responsible for effecting its portfolio transactions and will do so in a manner deemed fair and reasonable to the Portfolio and not according to any formula. The primary consideration in all portfolio transactions will be prompt execution of orders in an efficient manner at a favorable price. In selecting broker-dealers and negotiating commissions, an investment adviser considers, among other things, the firm's reliability, the quality of its execution services on a continuing basis and its financial condition. When more than one firm is believed to meet these criteria, preference may be given to brokers that provide the Portfolios or their investment advisers with brokerage and research services within the meaning of Section 28(e) of the Securities Exchange Act of 1934. Each Portfolio's investment adviser is of the opinion that, because this material must be analyzed and reviewed, its receipt and use does not tend to reduce expenses but may benefit the Portfolio by supplementing the investment adviser's research. In seeking the most favorable price and execution available, an investment adviser may, if permitted by law, consider sales of the Contracts as described in the Prospectus a factor in the selection of broker-dealers.


         An investment adviser may effect portfolio transactions for other investment companies and advisory accounts. Research services furnished by broker-dealers through which a Portfolio effects its securities transactions may be used by the Portfolio's investment adviser in servicing all of its accounts; not all such services may be used in connection with the Portfolio. In the opinion of each investment adviser, it is not possible to measure separately the benefits from research services to each of its accounts, including a Portfolio. Whenever concurrent decisions are made to purchase or sell securities by a Portfolio and another account, the Portfolio's investment adviser will attempt to allocate equitably portfolio transactions among the Portfolio and other accounts. In making such allocations between the Portfolio and other accounts, the main factors to be considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the persons responsible for recommending investments to the Portfolio and the other accounts. In some cases this procedure could have an adverse effect on a Portfolio. In the opinion of each investment adviser, however, the results of such procedures will, on the whole, be in the best interest of each of the accounts.


         The investment advisers to the Endeavor Money Market, Endeavor Asset Allocation, Endeavor Enhanced Index, Jennison Growth and Endeavor Janus Growth Portfolios may execute portfolio transactions through certain of their affiliated brokers, acting as agent in accordance with the procedures established by the Fund's Board of Trustees, but will not purchase any securities from or sell any securities to any such affiliate acting as principal for its own account.

         For the year ended December 31, 1998, the Endeavor Money Market Portfolio and the Endeavor High Yield Portfolio did not pay any brokerage commissions while the Endeavor Asset Allocation Portfolio paid $699,420 in brokerage commissions of which $288 (0.04%) was paid to Morgan Stanley & Co., Inc. For the year ended December 31, 1998, the T. Rowe Price International Stock Portfolio, the Capital Guardian Value Portfolio and the Dreyfus Small Cap Value Portfolio paid $121,001, $142,104 and $889,611, respectively, in brokerage commissions of which $1,917 (1.58%), $10,301 (8.51%) and $759 (0.63%) with respect to the T. Rowe Price International Stock Portfolio was paid to Robert Fleming Holdings Limited, Jardine Fleming Group Limited, and Ord Minnett Securities, Ltd., respectively. For the year ended December 31, 1998, the T. Rowe Price Equity Income Portfolio and the T. Rowe Price Growth Stock Portfolio paid $122,431 and $21,866, respectively, in brokerage commissions of which $2,964 (1.37%) with respect to the T. Rowe Price Growth Stock Portfolio was paid to Robert Fleming Holdings Limited. For the year ended December 31, 1998, the Dreyfus U.S. Government Securities Portfolio, the Jennison Growth Portfolio and the Endeavor Enhanced Index Portfolio paid $67,575, $43,947 and $46,321, respectively, in brokerage commissions. For the fiscal year ended December 31, 1998, the Capital Guardian Global Portfolio paid $177,608 in brokerage commissions of which $1,356 (0.76%) was paid to Montgomery Securities, Inc.


         For the year ended December 31, 1999, the Endeavor Money Market Portfolio and the Endeavor High Yield Portfolio did not pay any brokerage commissions while the Endeavor Asset Allocation Portfolio paid $323,182 in brokerage commissions. For the year ended December 31, 1999, the T. Rowe Price International Stock Portfolio, the Capital Guardian Value Portfolio and the Dreyfus Small Cap Value Portfolio paid $193,255, $296,817 and $1,384,644, respectively, in brokerage commissions of which $3,858 (2.00%) and $1,260 (0.65%) with respect to the T. Rowe Price International Stock Portfolio was paid to Robert Fleming Holdings Limited and Jardine Fleming Group Limited, respectively. For the year ended December 31, 1999, the T. Rowe Price Equity Income Portfolio and the T. Rowe Price Growth Stock Portfolio paid $187,277 and $285,487, respectively, in brokerage commissions of which $2,845 (1.00%) with respect to the T. Rowe Price Growth Stock Portfolio was paid to Robert Fleming Holdings Limited. For the year ended December 31, 1999, the Dreyfus U.S. Government Securities Portfolio, the Jennison Growth Portfolio and the Endeavor Enhanced Index Portfolio paid $44,456, $44,461 and $89,427, respectively, in brokerage commissions. For the fiscal year ended December 31, 1999, the Capital Guardian Global Portfolio paid $156,177 in brokerage commissions of which $33 (0.02%) was paid to Montgomery Securities, Inc. For the fiscal year ended December 31, 1999 the Endeavor Janus Growth Portfolio paid $393,997 in brokerage commissions.


         For the year ended December 31, 2000, the Endeavor Money Market Portfolio and the Endeavor High Yield Portfolio did not pay any brokerage commissions while the Endeavor Asset Allocation Portfolio paid $300,802 in brokerage commissions. For the year ended December 31, 2000, the T. Rowe Price International Stock Portfolio, the Capital Guardian Value Portfolio and the Dreyfus Small Cap Value Portfolio paid $455,127, $437,676 and $1,511,039, respectively, in brokerage commissions of which $9,675 (2.13%) and $3,603 (0.79%) with respect to the T. Rowe Price International Stock Portfolio was paid to Robert Fleming Holdings Limited and Jardine Fleming Group Limited, respectively. For the year ended December 31, 2000, the T. Rowe Price Equity Income Portfolio and the T. Rowe Price Growth Stock Portfolio paid $215,886 and $356,863, respectively, in brokerage commissions of which $1,150 (0.32%) with respect to the T. Rowe Price Growth Stock Portfolio was paid to Robert Fleming Holdings Limited. As of August, 2000, the T. Rowe Price Portfolios are no longer considered affiliates of Robert Fleming Holdings Limited and Jardine Fleming Group Limited. For the year ended December 31, 2000, the Dreyfus U.S. Government Securities Portfolio, the Jennison Growth Portfolio and the Endeavor Enhanced Index Portfolio paid $65,175, $97,357 and $147,937, respectively, in brokerage commissions. For the year ended December 31, 2000, the Capital Guardian Global Portfolio paid $453,376 in brokerage commissions. For the year ended December 31, 2000 the Endeavor Janus Growth Portfolio paid $482,680 in brokerage commissions. For the fiscal year ended December 31, 2000, the Capital Guardian U.S. Equity Portfolio paid $105,822 in brokerage commissions.

         For 2000, the percentage of each Portfolio's aggregate dollar amount of commissionable transactions effected through a then-affiliated broker is as follows:

T. Rowe Price International Stock Portfolio - 2.13% (Robert Fleming Holdings Limited)

T. Rowe Price International Stock Portfolio - 0.79% (Jardine Fleming Group Limited)

T. Rowe Price Growth Stock Portfolio - 0.32% (Robert Fleming Holdings Limited)


 Brokerage Enhancement Plan

         The Board of Trustees of the Fund, including all of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Fund, Endeavor Management Co. or Transamerica Capital, Inc. (the "Distributor") (hereinafter referred to as "Independent Trustees"), and each Portfolio's shareholders, have voted pursuant to the substantive provisions of Rule 12b-1 under the 1940 Act to adopt a Brokerage Enhancement Plan (the "Plan") for the purpose of utilizing the Fund's brokerage commissions, to the extent available, to promote the sale and distribution of the Fund's shares. Under the Plan, the Fund is using recaptured commissions to pay for distribution expenses. However, under the Plan, except for recaptured commissions, neither the Fund nor any series of the Fund, including the Portfolios, will incur any additional fees or charges. As part of the Plan, the Fund and the Distributor have entered into a Distribution Agreement. Under the Distribution Agreement, the Distributor is the principal underwriter of the Fund, with responsibility for promoting sales of the shares of each Portfolio.


         The Distributor, however, does not receive any additional compensation from the Fund for performing this function. Instead, under the Plan, the Manager is authorized to direct that the investment adviser of each Portfolio effect brokerage transactions in portfolio securities through certain broker-dealers, consistent with each investment adviser's obligations to achieve best price and execution. It is anticipated that these broker-dealers will agree that a percentage of the commission will be directed to the Distributor. The Distributor will use a part of these directed commissions to defray legal and administrative costs associated with implementation of the Plan. These expenses are expected to be minimal. The remainder of the commissions received by the Distributor will be used to finance activities principally intended to result in the sale of shares of the Portfolios. These activities will include: holding or participating in seminars and sales meetings designed to promote the sale of Fund shares; paying marketing fees requested by broker-dealers who sell Contracts; training sales personnel; compensating broker-dealers and/or their registered representatives in connection with the allocation of cash values and premiums of the Contracts to the Fund; printing and mailing Fund prospectuses, statements of additional information, and shareholder reports for prospective Contract holders; and creating and mailing advertising and sales literature.

         The Distributor is obligated to use all of the funds directed to it for distribution expenses, except for a small amount to be used to defray the incidental costs associated with implementation of the Plan. Accordingly, the Distributor will not make any profit from the operation of the Plan.

         Both the Plan and the Distribution Agreement provide (A) that they will be subject to annual approval by the Trustees and the Independent Trustees; (B) that any person authorized to make payments under the Plan or Distribution Agreement must provide the Trustees a quarterly written report of payments made and the purpose of the payments; (C) that the Plan may be terminated at any time by the vote of a majority of the Independent Trustees; (D) that the Distribution Agreement may be terminated without penalty at any time by a vote of a majority of the Independent Trustees or, as to a Portfolio, by vote of a majority of the outstanding securities of the Portfolio on not more than 60 days' written notice; and (E) that the Distribution Agreement terminates if it is assigned. The Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval, and all material Plan amendments must be approved by a vote of the Independent Trustees. In addition, the selection and nomination of the Independent Trustees must be committed to the Independent Trustees.


         For the year ended December 31, 2000, the Distributor received an aggregate of $847,175 pursuant to the Plan, of which $709,575 was attributable to the Dreyfus Small Cap Value Portfolio, $21,304 to the Jennison Growth
Portfolio, $38,334 to the Capital Guardian Value Portfolio, $50,641 to the Endeavor Asset Allocation Portfolio, $2,727 to the T. Rowe Price Equity Income Portfolio and $24,595 to the T. Rowe Price Growth Stock Portfolio. In 2000, $674,643 was utilized to pay the costs of seminars and sales meetings.


                             MANAGEMENT OF THE FUND

         The Fund is supervised by a Board of Trustees that is responsible for representing the interests of shareholders. The Trustees meet periodically throughout the year to oversee the Portfolios' activities, reviewing, among other things, each Portfolio's performance and its contractual arrangements with various service providers.

Trustees and Officers


  The Trustees and executive officers of the Fund, their ages and their principal occupations during the past five years are set forth below. Unless otherwise indicated, the business address of each is 4333 Edgewood Road N.E., Cedar Rapids, Iowa 52499.


                                                              Position(s)                   Principal Occupation(s)
Name, Age and Address                                     Held with Registrant                During Past 5 Years
---------------------                                     --------------------                -------------------

*+Vincent J. McGuinness, Jr. (36)                     President,  Trustee          Since September, 2000, Managing
                             ====                                                    =============================
                                                                                   Director of Roth Capital Partners, LLC;
                                                                                   =======================================
                                                                                   from July, 1997 to November, 1997,
                                                                                   ====
                                                                                   Executive Vice President - Administration
                                                                                   of Registrant; from September, 1996 to
                                                                                   June, 1997 and from June, 1998 to June,
                                                                                   2000, Chief Financial Officer (Treasurer)
                                                                                   of Registrant; from February, 1997 to
                                                                                   December, 1997, Executive Vice-President,
                                                                                   Chief of Operations, from March, 1997 to
                                                                                   October, 1999, Director, from December,
                                                                                   1997 to October, 1999, Chief Operating
                                                                                   Officer, and from June, 1998 to October,
                                                                                   1999, Chief Financial Officer, from July,
                                                                                   1999 to October, 1999, Chief Executive
                                                                                   Officer of Transamerica Capital, Inc.;
                                                                                   from September, 1996 to June, 1997, and
                                                                                   from June, 1998 to October, 1999, Chief
                                                                                   Financial Officer,  from May, 1996 to
                                                                                                        ====           =
                                                                                   October, 1999, Director and from June,
                                                                                   =============
                                                                                   1997 to October, 1998, Executive Vice
                                                                                   President - Administration, from October,
                                                                                   1998 to October, 1999, Chief
                                                                                   Executive Officer, of Endeavor Management
                                                                                   Co.; from May, 1996 to January, 1997,
                                                                                   Executive Vice President and Director of
                                                                                   Sales, Western Division of Transamerica
                                                                                   Capital, Inc.

*Vincent J. McGuinness (65)                              Chairman of the Board    Until December 31, 1999, Director of
                                                          ======================
1901 Ocean Way                                         of Trustees                 Transamerica Capital, Inc. and Endeavor
                                                       ===========
Laguna Beach, California                                                           Management Co.; President of VJM
92651                                                                              Corporation (oil and gas);  Chairman,
                                                                                   ===========

                                                                                   Chief
                                                                                   Executive
                                                                                   Officer
                                                                                   and
                                                                                   Director
                                                                                   of
                                                                                   McGuinness
                                                                                   &
                                                                                   Associates
                                                                                   and
                                                                                   VJM
                                                                                   Corporation;
                                                                                   until
                                                                                   July,
                                                                                   1996,
                                                                                   Chairman,
                                                                                   Chief
                                                                                   Executive
                                                                                   Officer
                                                                                   and
                                                                                   Director
                                                                                   of
                                                                                   McGuinness
                                                                                   Group
                                                                                   (insurance
                                                                                   marketing);
                                                                                   from
                                                                                   September,
                                                                                   1988
                                                                                   to
                                                                                   July,
                                                                                   1999,
                                                                                   Chief
                                                                                   Executive
                                                                                   Officer
                                                                                   of
                                                                                   Endeavor
                                                                                   Management
                                                                                   Co.;
                                                                                   until
                                                                                   October,
                                                                                   1998,
                                                                                   President
                                                                                   of
                                                                                   Endeavor
                                                                                   Management
                                                                                   Co.
                                                                                   Until
                                                                                   October,
                                                                                   2000,
                                                                                   Manager,
                                                                                   PFL
                                                                                   Endeavor
                                                                                   Target
                                                                                   Account
                                                                                   and
                                                                                   AUSA
                                                                                   Endeavor
                                                                                   Target
                                                                                   Account.

Timothy A. Devine (66)                                Trustee                     President, Chief Executive Officer,
                   ====
1424 Dolphin Terrace                                                               Devine Properties, Inc. (horticulture
                                                                                                            ============
Corona del Mar, California                                                         consultants); Consultant, Plant Control,
                                                                                   ============
92625                                                                              Inc. Until October, 2000, Manager, PFL
                                                                                        ====================
                                                                                   Endeavor Target Account and AUSA Endeavor
                                                                                   Target Account.


Steven L. Klosterman (49)                              Trustee                     Since July, 1995, President of Klosterman
5973 Avenida Encinas                                                               Capital Corporation (investment adviser);
Suite 300                                                                          Investment Counselor, Robert J. Metcalf &
Carlsbad, California 92008                                                         Associates, Inc. (investment adviser)

                                                                                   from August, 1990 to June, 1995.  Until
                                                                                                                     =====
                                                                                   October, 2000, Manager, PFL Endeavor
                                                                                   ==============
                                                                                   Target Account and AUSA Endeavor Target
                                                                                   Account.

Halbert D. Lindquist (53)                              Trustee                     President, Lindquist and Associates, Inc.
                                                                                                                      ======
1650 E. Fort Lowell Road                                                           (investment adviser) and since December,
Suite 203                                                                          1987 Tucson Asset Management, Inc.
Tucson, Arizona 85719-2324                                                         (commodity trading adviser), and since
                                                                                   November, 1987, Presidio Securities, Inc.
                                                                                   (broker-dealer), and from January, 1998
                                                                                   to January 1999, Chief Investment Officer
                                                                                   and since January, 1999, Consultant,
                                                                                   Blackstone Alternative Asset Management.
                                                                                   Until October, 2000, Manager, PFL
                                                                                   ====================
                                                                                   Endeavor Target Account and AUSA Endeavor
                                                                                   Target Account.


Keith H. Wood (65)                                    Trustee                     Since 1972, Chairman and Chief Executive
               ====
39 Main Street                                                                     Officer of Jamison, Eaton & Wood
Chatham, New Jersey 07928                                                          (investment adviser) and from 1978 to
                                                                                   December, 1997, President of Ivory & Sime
                                                                                   International, Inc. (investment adviser);
                                                                                   since 1999, President, Wood & Anthony,
                                                                                   LLC (investment adviser).  Until October,
                                                                                                              ==============
                                                                                   2000, Manager, PFL Endeavor Target
                                                                                   =====
                                                                                   Account and AUSA Endeavor Target Account.

Peter F. Muratore (67)                                Trustee                     From June, 1989 to March, 1998, President
                                                       =======
Too Far                                                                            of OCC Distributors (broker-dealer), a
Posthouse Road                                                                     subsidiary of Oppenheimer Capital.  Until
                                                                                                                       =====
Morristown, New Jersey  07960                                                     October, 2000, Manager, PFL Endeavor
                         =====                                                     ==============

                                                                                   Target Account and AUSA Endeavor Target
                                                                                   Account.

P. Michael Pond (47)                                  Executive Vice- President     From November 1, 1998 to March, 2000,
                 ====                                                                 ====                  =============
                                                       - Administration and        Executive Vice- President  of
                                                       Compliance                  Transamerica Capital, Inc.; from November

                                                                                   1, 1998 to October, 1999, Executive Vice
                                                                                   President  and Chief Investment Officer
                                                                                   of Endeavor Management Co.; since
                                                                                   October, 1999, President, Chief Executive
                                                                                   Officer and Chief Investment Officer of
                                                                                   Endeavor Management Co.; from November,
                                                                                   1991 to November, 1996, Chairman and
                                                                                   President of The Preferred Group of
                                                                                   Mutual Funds; from October, 1989 to
                                                                                   November, 1996, President of Caterpillar
                                                                                   ========
                                                                                   Securities Inc. and Caterpillar
                                                                                   Investment  Management Ltd.
                                                                                                ==========

  Billy J. Berger (38)                                Chief Financial Officer     Since  April, 1993, Manager-Financial
   ====================                                                                    ============================
                                                       (Treasurer)                 Reporting, Financial Markets Division,
                                                                                   ======================================
                                                                                   AEGON USA, Inc.

 Gail A. Hanson (57)                                  Secretary                   Since September, 1994, Vice President for
  ===================
101 Federal Street                                                                 PFPC Inc. (formerly known as First Data
==================
6th Floor                                                                          Services Investor Group, Inc.) (mutual
=== =====
Boston, Massachusetts  02110                                                       fund administration).
============================


* May be deemed an "interested person" of the Fund as defined in the 1940 Act.

+ Vincent J. McGuinness, Jr. is the son of Vincent J. McGuinness.


         No remuneration will be paid by the Fund to any Trustee or officer of the Fund who is affiliated with the Manager or the investment advisers. Each Trustee who is not an affiliated person of the Manager or the investment advisers will be reimbursed for out-of-pocket expenses and currently receives an annual fee of $18,000 , $2,500 for attendance at each Board meeting, $1,000 for each telephone Board meeting and $500 for each committee meeting. Set forth below for each of the Trustees of the Fund is the aggregate compensation paid to such Trustees for the fiscal year ended December 31, 2000.


                               COMPENSATION TABLE





                               Aggregate Compensation        Total Compensation
                                                               From Fund and
 Name of Person                     From Fund                   Fund Complex
                                                              Paid to Trustees

Vincent J. McGuinness                  $0                             $0
                                        ==                             =
Timothy A. Devine                      $34,000                        $37,000
                                        =======                        ======
Steven L. Klosterman                   $35,000                        $38,000
                                        =======                        ======
Halbert D. Lindquist                   $31,500                        $34,300
                                        =======                        ======
Keith H. Wood                          $35,000                        $38,000
                                        =======                        ======
Peter F. Muratore                      $36,000                        $39,000
                                        =======                        ======
Vincent J. McGuinness, Jr.             $34,500                        $34,500
                                       =======                         ======

---------------


         The Agreement and Declaration of Trust of the Fund provides that the Fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Fund, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Fund or that such indemnification would relieve any officer or Trustee of any liability to the Fund or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties. The Fund, at its expense, provides liability insurance for the benefit of its Trustees and officers.

         As of the date of this Statement of Additional Information, the officers and Trustees of the Fund as a group owned less than 1% of the outstanding shares of the Fund.

                     INVESTMENT ADVISORY AND OTHER SERVICES

The Manager


         The Fund is managed by Endeavor Management Co. (the "Manager") which, subject to the supervision and direction of the Trustees of the Fund, has overall responsibility for the general management and administration of the Fund. AUSA Holding Company ("AUSA"), an affiliate of Transamerica Life Insurance Company (formerly PFL Life Insurance Company), owns all of the outstanding common shares of the Manager and Transamerica Capital, Inc.


         The Manager is responsible for providing investment management and administrative services to the Fund and in the exercise of such responsibility selects the investment advisers for the Fund's Portfolios and monitors the investment advisers' investment programs and results, reviews brokerage matters, oversees compliance by the Fund with various federal and state statutes, and carries out the directives of the Trustees. The Manager is responsible for providing the Fund with office space, office equipment, and personnel necessary to operate and administer the Fund's business, and also supervises the provision of services by third parties such as the Fund's custodian and transfer agent. Pursuant to an administration agreement, PFPC Inc. assists the Manager in the performance of its administrative responsibilities to the Fund.

         As compensation for these services the Fund pays the Manager a monthly fee at the following annual rates of each Portfolio's average daily net assets:
Endeavor Money Market Portfolio - .50%;  Endeavor Asset  Allocation  Portfolio -
 .75%; T. Rowe Price International Stock Portfolio - .90%; Dreyfus Small Cap Value Portfolio - .80%; Dreyfus U.S. Government Securities Portfolio - .65%; T. Rowe Price Equity Income Portfolio - .80%; T. Rowe Price Growth Stock Portfolio
- .80%; Jennison Growth Portfolio - .85%; Endeavor Enhanced Index Portfolio - .75%; Capital Guardian U.S. Equity Portfolio - .85% on first $300 million, .80%
on assets over $300 million up to $500 million, .775% on assets over $500 million; Capital Guardian Global Portfolio - 1.05% on the first $150 million, 1.00% on assets over $150 million up to $300 million, .95% on assets over $300 million up to $500 million, .925% on assets over $500 million; Endeavor High Yield Portfolio - .775%; Endeavor Janus Growth Portfolio - .80%; Capital Guardian Value Portfolio -.85% on the first $300 million, .80% on assets over $300 million up to $500 million, .775% on assets over $500 million. The management fees paid by the Portfolios (other than the Endeavor Money Market and Dreyfus U.S. Government Securities Portfolios), although higher than the fees paid by most other investment companies in general, are comparable to management fees paid for similar services by many investment companies with similar investment objectives and policies. From the management fees, the Manager pays the expenses of providing investment advisory services to the Portfolios, including the fees of the investment adviser of each Portfolio.

         The Manager pays the fees and expenses of PFPC Inc. pursuant to the administration agreement and the Manager is entitled to be reimbursed for each Portfolio's portion of the fees and expenses paid by the Manager to PFPC Inc. with respect to each Portfolio. For Portfolios other than the Capital Guardian Global, Endeavor High Yield, Endeavor Janus Growth and Capital Guardian U.S. Equity Portfolios, the Manager pays an annual fee equal to $650,000 plus 0.01% of the Fund's average daily net assets in excess of $1 billion. For the Capital Guardian Global, Endeavor High Yield, Endeavor Janus Growth and Capital Guardian U.S. Equity Portfolios, the Manager pays PFPC Inc., $40,000 per year plus 0.01% of the Portfolio's average daily net assets. These fees are accrued daily and paid monthly.

         In addition to the management fees and allocable administrative fees, the Fund pays all expenses not assumed by the Manager, including, without limitation, expenses for legal, accounting and auditing services, interest, taxes, costs of printing and distributing reports to shareholders, proxy materials and prospectuses, charges of its custodian, transfer agent and dividend disbursing agent, registration fees, fees and expenses of the Trustees who are not affiliated persons of the Manager, insurance, brokerage costs, litigation, and other extraordinary or nonrecurring expenses. All general Fund expenses are allocated among and charged to the assets of the Portfolios of the Fund on a basis that the Trustees deem fair and equitable, which may be on the basis of relative net assets of each Portfolio or the nature of the services performed and relative applicability to each Portfolio.

         The Management Agreement continues in force for two years from its commencement date, with respect to each Portfolio, and from year to year thereafter, but only so long as its continuation as to each Portfolio is specifically approved at least annually (i) by the Trustees or by the vote of a majority of the outstanding voting securities of the Portfolio, and (ii) by the vote of a majority of the Independent Trustees, by votes cast in person at a meeting called for the purpose of voting on such approval. The Management Agreement provides that it shall terminate automatically if assigned, and that it may be terminated as to any Portfolio without penalty by the Trustees of the Fund or by vote of a majority of the outstanding voting securities of the Portfolio upon 60 days' prior written notice to the Manager, or by the Manager upon 90 days' prior written notice to the Fund, or upon such shorter notice as may be mutually agreed upon. In the event the Manager ceases to be the Manager of the Fund, the right of the Fund to use the identifying name of "Endeavor" may be withdrawn.

The Investment Advisers

         Pursuant to an investment advisory agreement with the Manager, each investment adviser to a Portfolio furnishes continuously an investment program for the Portfolio, makes investment decisions on behalf of the Portfolio, places all orders for the purchase and sale of investments for the Portfolio's account with brokers or dealers selected by such investment adviser and may perform certain limited related administrative functions in connection therewith. For its services, the Manager pays each investment adviser a fee based on a percentage of the average daily net assets of the Portfolios as follows:

         Endeavor Money Market - Morgan Stanley Asset Management* - .25%

         Endeavor Asset Allocation - Morgan Stanley Asset Management - .30%

     T. Rowe Price International Stock -T. Rowe Price International, Inc. - .75% up to $20 million; .60% in excess of $20 million up to $50 million; and .50% of assets in excess of $50 million. At such time as net assets exceed $200 million,
 .50% of total net assets.

         Capital Guardian Value - Capital Guardian Trust Company - .50% up to $150 million; .45% in excess of $150 million up to $300 million; .35% in excess of $300 million up to $500 million; and .30% of assets in excess of $500 million.

         Jennison Growth - Jennison Associates LLC - .50% up to $300 million; and .45% of assets in excess of $300 million.

         Dreyfus U.S. Government Securities - The Dreyfus Corporation - .15%

         Dreyfus Small Cap Value - The Dreyfus Corporation - .375%

         T. Rowe Price Equity Income - T. Rowe Price Associates, Inc. - .40%

         T. Rowe Price Growth Stock - T. Rowe Price Associates, Inc. - .40%

         Endeavor Enhanced Index - J.P. Morgan Investment Management Inc. - .35%

         Capital Guardian Global - Capital Guardian Trust Company - .65% up to $150 million; .55% in excess of $150 million up to $300 million; .45% in excess of $300 million up to $500 million; and .40% of assets in excess of $500 million

         Endeavor High Yield - Massachusetts Financial Services Company - .375%

         Endeavor Janus Growth - Janus Capital Corporation - .50% (voluntarily waived to .40%)

         Capital Guardian U.S. Equity - Capital Guardian Trust Company - .50% up to $150 million; .45% in excess of $150 million up to $300 million; .35% in excess of $300 million up to $500 million; and .30% of assets in excess of $500 million

         Effective May 1, 1998, Morgan Stanley Asset Management became the investment adviser of the Endeavor Money Market Portfolio and Endeavor Asset Allocation Portfolio; effective January 1, 1995, Price-Fleming (now known as T. Rowe Price International, Inc.) became the investment adviser of the T. Rowe Price International Stock Portfolio; effective May 1, 1996 The Dreyfus Corporation became the investment adviser of the Dreyfus U.S. Government Securities Portfolio; effective September 16, 1996, The Dreyfus Corporation became the investment adviser of the Dreyfus Small Cap Value Portfolio; effective October 9, 2000 Capital Guardian became investment adviser of the Capital Guardian Value Portfolio and the Capital Guardian Global Portfolio; and effective October 9, 2000, and Jennison Associates LLC became the investment adviser of the Jennison Growth Portfolio. The investment adviser to each other Portfolio has managed the Portfolio since its inception date.

         Each investment advisory agreement will continue in force for two years from its commencement date, and from year to year thereafter, but only so long as its continuation as to a Portfolio is specifically approved at least annually
(i) by the Trustees or by the vote of a majority of the outstanding voting securities of the Portfolio, and (ii) by the vote of a majority of the Independent Trustees by votes cast in person at a meeting called for the purpose of voting on such approval. Each investment advisory agreement provides that it shall terminate automatically if assigned or if the Management Agreement with respect to the related Portfolio terminates, and that it may be terminated as to a Portfolio without penalty by the Manager, by the Trustees of the Fund or by vote of a majority of the outstanding voting securities of the Portfolio on not less than 60 days' prior written notice to the investment adviser or by the investment adviser on not less than 90 days' (150 days' with respect to the T. Rowe Price International Stock, T. Rowe Price Equity Income, T. Rowe Price Growth Stock, Dreyfus Small Cap Value and Dreyfus U.S. Government Securities Portfolios and 60 days' with respect to the Capital Guardian Value, Capital Guardian U.S. Equity and Capital Guardian Global Portfolios) prior written notice to the Manager, or upon such shorter notice as may be mutually agreed upon.

         Each investment advisory agreement provides that the investment adviser shall not be subject to any liability to the Fund or the Manager for any act or omission in the course of or connected with rendering services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties on the part of the investment adviser.


         The following table shows the fees paid by each of the Portfolios and any fee waivers or reimbursements during the fiscal years ended December 31, 2000, December 31, 1999 and December 31, 1998.

                                                                       2000

                                        Investment

                                        Management              Investment             Other
                                        Fee                     Management             Expenses
                                        Paid                    Fee Waived             Reimbursed

Endeavor Money Market

  Portfolio.........                    $  574,105              $---                   $  ---
  ==================                    ==========              ====                   ======

Endeavor Asset
  Allocation

  Portfolio.........                    $3,037,259              ---                    ---
  ==================                    ==========              ===                    ===

T. Rowe Price
  International

  Stock Portfolio...                    $1,946,195              ---                    ---
  ==================                    ==========              ===                    ===

Capital Guardian Value

 Portfolio..........                    $1,476,561              ---                    ---
 ===================                    ==========              ===                    ===

Dreyfus Small
  Cap Value

  Portfolio.........                    $1,675,098              ---                    ---
  ==================                    ==========              ===                    ===

Dreyfus U.S.
  Government
  Securities

  Portfolio.........                    $490,746                ---                    ---
  ==================                    ========                ===                    ===

T. Rowe Price
  Equity Income

  Portfolio.........                    $1,944,264              ---                    ---
  ==================                    ==========              ===                    ===

T. Rowe Price Growth

  Stock Portfolio....                   $2,227,639              ---                    ---
  ===================                   ==========              ===                    ===

Jennison Growth

 Portfolio....                          $332,311                ---                    ---
 =============                          ========                ===                    ===

Endeavor Enhanced

  Index Portfolio                       $1,230,217              ---                    ---
  ===============                       ==========              ===                    ===

Capital Guardian

  Global Portfolio......                  $542,729                ---                    ---
  ======================                  ========                ===                    ===

Endeavor High Yield

  Portfolio........                         $165,882                ---                    ---
  =================                         ========                ===                    ===

Endeavor Janus Growth

  Portfolio.......                          $8,461,352              93,456                 ---
  ================                          ==========              ======                 ===

Capital Guardian U.S.

  Equity Portfolio*......                 $61,150                 ---                    ---
  =======================                 =======                 ===                    ===





                                                              1999

                              Investment Investment

                                        Management              Management             Other
                                        Fee                     Fee                    Expenses
                                        Paid                    Waived                 Reimbursed

Endeavor Money Market

  Portfolio..........                   $580,293                $ --                   $ --

Endeavor Asset
  Allocation

  Portfolio..........                   $2,772,660               --                     --

T. Rowe Price
  International

  Stock Portfolio....                   $1,697,527               --                     --

Capital Guardian Value

  Portfolio..........                   $1,856,971               --                     --

Dreyfus Small
  Cap Value

  Portfolio..........                   $1,300,689               --                     --

Dreyfus U.S.
  Government
  Securities

  Portfolio..........                   $560,715                 --                     --

T. Rowe Price
  Equity Income

  Portfolio..........                   $2,160,124               --                     --

T. Rowe Price
  Growth Stock

  Portfolio..........                   $1,712,439               --                     --

Jennison Growth

 Portfolio..........                    $364,453                 --                     --

Endeavor Enhanced Index

  Portfolio..........                   $782,584                 --                     --

Capital Guardian

  Global Portfolio...                   $291,700                 $834                   --

Endeavor High Yield

  Portfolio..........                   $120,397                 $4,167                 --

Endeavor Janus Growth


  Portfolio**.........                  $4,168,779               $6,667                 --
            =




                                                                       1998

                                        Investment

                                        Management              Investment             Other
                                        Fee                     Management             Expenses
                                        Paid                    Fee Waived             Reimbursed

Endeavor Money Market

  Portfolio.........                    $ 387,793               $---                   $  ---

Endeavor Asset
  Allocation

  Portfolio.........                    $2,449,659               ---                      ---

T. Rowe Price
  International

  Stock Portfolio...                    $1,603,389               ---                      ---

Capital Guardian Value

   Portfolio........                    $1,901,572               ---                      ---

Dreyfus Small
  Cap Value

  Portfolio.........                    $1,207,117               ---                      ---

Dreyfus U.S.
  Government
  Securities

  Portfolio.........                     $419,748                ---                      ---

T. Rowe Price
  Equity Income

  Portfolio.........                    $1,866,844               ---                      ---

T. Rowe Price Growth

  Stock Portfolio...                    $1,255,157               ---                      ---

Jennison Growth

 Portfolio...                           $303,103                 ---                      ---

Endeavor Enhanced Index

  Portfolio.........                    $284,833                 ---                      ---

Capital Guardian Global


  Portfolio***........                  $197,853                $9,166                    ---
             =


Endeavor High Yield


  Portfolio****.......                  $29,230                 $5,833                    ---
              =



---------------

*        The  information  presented  with respect to the Capital Guardian U.S.
         Equity Portfolio is for the period from October 9, 2000 (commencement of operations) to December 31, 2000.

** The information presented with respect to the Endeavor Janus Growth Portfolio is for the period from May 1, 1999 (commencement of operations) to December 31, 1999.

*** The information presented with respect to the Capital Guardian Global Portfolio is for the period from February 3, 1998 (commencement of operations) to December 31, 1998.

**** The information presented with respect to the Endeavor High Yield Portfolio is for the period from June 1, 1998 (commencement of operations) to December 31, 1998.

---------------------------

         For the year ended December 31, 2000, the following Portfolios reimbursed, after waivers, the Manager for administrative expenses incurred by the Manager on behalf of the Portfolios:

Endeavor Money Market - $45,287            T. Rowe Price Growth Stock -$102,925
                         =======                                        ======
Endeavor Asset Allocation - $158,983             Jennison Growth-  $14,789
                             ========                                =====
T. Rowe Price International Stock - $84,930    Endeavor Enhanced Index - $61,390
                                     =======                              =====
Capital Guardian Value - $72,097                Capital Guardian Global- $45,303
                          =======                                          =====
Dreyfus Small Cap Value - $76,284                Endeavor High Yield -  $42,527
                           =======                                        =====
Dreyfus U.S. Government Securities - $29,328   Endeavor Janus Growth - $143,645
                                      =======                            ======
T. Rowe Price Equity Income - $92,694      Capital Guardian U.S. Equity - $9,490
                               =======      ====================================


Code of Ethics

         The Fund, its Manager, its Distributor, and each of its investment advisers, have adopted Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act. Each of these Codes of Ethics permits the personnel of their respective organizations to invest in securities for their own accounts. A copy of each of the Codes of Ethics is on public file with, and is available from the Securities and Exchange Commission.

Custodian

         Boston Safe Deposit and Trust Company, located at One Boston Place, Boston, Massachusetts 02108, serves as the custodian of the Fund. Under the custody agreement, Boston Safe holds the Portfolios' securities and keeps all necessary records and documents.

Transfer Agent


     PFPC Inc., located at 211 S. Gulph Road, King of Prussia, Pennsylvania 19406, serves as transfer agent for the Fund.


Legal Matters

     Certain legal matters are passed on for the Fund by Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington, D.C. 20036.

Independent Auditors

         Ernst & Young LLP, located at Two Commerce Square, 2001 Market Street, Suite 4000, Philadelphia, Pennsylvania 19103, serves as the Fund's independent auditors.

                              REDEMPTION OF SHARES

         The Fund may suspend redemption privileges or postpone the date of payment on shares of the Portfolios for more than seven days during any period
(1) when the New York Stock Exchange is closed or trading on the Exchange is restricted as determined by the Securities and Exchange Commission, (2) when an emergency exists, as defined by the Securities and Exchange Commission, which makes it not reasonably practicable for a Portfolio to dispose of securities owned by it or fairly to determine the value of its assets, or (3) as the Securities and Exchange Commission may otherwise permit.

         The value of the shares on redemption may be more or less than the shareholder's cost, depending upon the market value of the portfolio securities at the time of redemption.

                                 NET ASSET VALUE

         The net asset value per share of each Portfolio is determined as of the close of regular trading of the New York Stock Exchange (currently 4:00 p.m., New York City time), each day the Exchange is open for trading. Currently, the Exchange is closed on: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Portfolio securities for which the primary market is on a domestic or foreign exchange or which are traded over-the-counter and quoted on the NASDAQ System will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Portfolio securities not quoted on the NASDAQ System that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers.

         In the case of any securities which are not actively traded, reliable market quotations may not be considered to be readily available. These investments are stated at fair value as determined under the direction of the Trustees. Such fair value is expected to be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

         If any securities held by a Portfolio are restricted as to resale, their fair value will be determined following procedures approved by the Trustees. The fair value of such securities is generally determined as the amount which the Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Portfolio in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

         Notwithstanding   the  foregoing,   short-term   debt  securities  with
maturities of 60 days or less will be valued at amortized cost.

         The Endeavor Money Market Portfolio's investment policies and method of securities valuation are intended to permit the Portfolio generally to maintain a constant net asset value of $1.00 per share by computing the net asset value per share to the nearest $.01 per share. The Portfolio is permitted to use the amortized cost method of valuation for its portfolio securities pursuant to regulations of the Securities and Exchange Commission. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. The net asset value per share would be subject to fluctuation upon any significant changes in the value of the Portfolio's securities. The value of debt securities, such as those in the Portfolio, usually reflects yields generally available on securities of similar yield, quality and duration. When such yields decline, the value of a portfolio holding such securities can be expected to decline. Although the Portfolio seeks to maintain the net asset value per share of the Portfolio at $1.00, there can be no assurance that net asset value will not vary.

         The Trustees of the Fund have undertaken to establish procedures reasonably designed, taking into account current market conditions and the Portfolio's investment objective, to stabilize the net asset value per share for purposes of sales and redemptions at $1.00. These procedures include the determination, at such intervals as the Trustees deem appropriate, of the extent, if any, to which the net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds one half of one percent, the Trustees are required to promptly consider what action, if any, should be initiated.

         With respect to the Portfolios other than the Endeavor Money Market Portfolio, foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the New York Stock Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the New York Stock Exchange that will not be reflected in the computation of the Portfolio's net asset value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the Fund's Board of Trustees. All securities and other assets of a Portfolio initially expressed in foreign currencies will be converted to U.S. dollar values at the mean of the bid and offer prices of such currencies against U.S. dollars last quoted on a valuation date by any recognized dealer.

                                      TAXES

Federal Income Taxes

         Each Portfolio intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). By so qualifying, a Portfolio will not be subject to federal income taxes to the extent that its net investment income and net realized capital gains are distributed.

         In order to so qualify, a Portfolio must, among other things, (1) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks or securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stocks or securities; and (2) diversify its holdings so that, at the end of each quarter of the Portfolio's taxable year, (a) at least 50% of the market value of the Portfolio's assets is represented by cash, government securities and other securities limited in respect of any one issuer to 5% of the value of the Portfolio's assets and to not more than 10% of the voting securities of such issuer, and (b) not more than 25% of the value of its assets is invested in securities of any one issuer (other than government securities).

         As a regulated investment company, a Portfolio will not be subject to federal income tax on net investment income and capital gains (short- and long-term), if any, that it distributes to its shareholders if at least 90% of its net investment income and net short-term capital gains for the taxable year are distributed, but will be subject to tax at regular corporate rates on any income or gains that are not distributed. In general, dividends will be treated as paid when actually distributed, except that dividends declared in October, November or December and made payable to shareholders of record in such a month will be treated as having been paid by the Portfolio (and received by shareholders) on December 31, provided the dividend is paid in the following January. Each Portfolio intends to satisfy the distribution requirement in each taxable year.

         The Portfolios will not be subject to the 4% federal excise tax imposed on registered investment companies that do not distribute all of their income and gains each calendar year because such tax does not apply to a registered investment company whose only shareholders are segregated asset accounts of life insurance companies held in connection with variable annuity and/or variable life insurance policies.


         The Fund intends to comply with section 817(h) of the Code and the regulations issued thereunder. As required by regulations under that section, the only shareholders of the Fund and its Portfolios will be life insurance company segregated asset accounts (also referred to as separate accounts) that fund variable life insurance or annuity contracts and the general account of Transamerica Life Insurance Company which provided the initial capital for the Portfolios of the Fund. See the prospectus or other material for the Contracts for additional discussion of the taxation of segregated asset accounts and of the owner of the particular Contract described therein.


         Section 817(h) of the Code and Treasury Department regulations thereunder impose certain diversification requirements on the segregated asset accounts investing in the Portfolios of the Fund. These requirements, which are in addition to the diversification requirements applicable to the Fund under the 1940 Act and under the regulated investment company provisions of the Code, may limit the types and amounts of securities in which the Portfolios may invest. Failure to meet the requirements of section 817(h) could result in current taxation of the owner of the Contract on the income of the Contract.

         The Fund may therefore find it necessary to take action to ensure that a Contract continues to qualify as a Contract under federal tax laws. The Fund, for example, may be required to alter the investment objectives of a Portfolio or substitute the shares of one Portfolio for those of another. No such change of investment objectives or substitution of securities will take place without notice to the shareholders of the affected Portfolio and the approval of a majority of such shareholders and without prior approval of the Securities and Exchange Commission, to the extent legally required.

         In certain foreign countries, interest and dividends are subject to a tax which is withheld by the issuer. U.S. income tax treaties with certain countries reduce the rates of these withholding taxes. The Fund intends to provide the documentation necessary to achieve the lower treaty rate of withholding whenever applicable or to seek refund of amounts withheld in excess of the treaty rate.

         Portfolios that invest in foreign securities may purchase the securities of certain foreign investment funds or trusts called passive foreign investment companies. Such trusts have been the only or primary way to invest in certain countries. In addition to bearing their proportionate share of a Portfolio's expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such trusts. Capital gains on the sale of such holdings are considered ordinary income regardless of how long a Portfolio held its investment. In addition, a Portfolio could be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders. To avoid such tax and interest, a Portfolio's investment adviser intends to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time; deductions for losses are allowable only to the extent of any gains resulting from these deemed sales for prior taxable years. Such gains will be considered ordinary income, which a Portfolio will be required to distribute even though it has not sold the security.

                   ORGANIZATION AND CAPITALIZATION OF THE FUND

         The Fund is a Massachusetts business trust organized on November 18, 1988. A copy of the Fund's Agreement and Declaration of Trust, as amended, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts.

         The Trustees of the Fund have authority to issue an unlimited number of shares of beneficial interest without par value of one or more series. Currently, the Trustees have established and designated fourteen series. Each series of shares represents the beneficial interest in a separate Portfolio of assets of the Fund, which is separately managed and has its own investment objective and policies. The Trustees of the Fund have authority, without the necessity of a shareholder vote, to establish additional portfolios and series of shares. The shares outstanding are, and those offered hereby when issued will be, fully paid and nonassessable by the Fund. The shares have no preemptive, conversion or subscription rights and are fully transferable.

         The assets received from the sale of shares of a Portfolio, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, constitute the underlying assets of the Portfolio. The underlying assets of a Portfolio are required to be segregated on the Fund's books of account and are to be charged with the expenses with respect to that Portfolio. Any general expenses of the Fund not readily attributable to a Portfolio will be allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the Portfolio and the other Portfolios.

         Each share has one vote, with fractional shares voting proportionately. Shareholders of a Portfolio are not entitled to vote on any matter that requires a separate vote of the shares of another Portfolio but which does not affect the Portfolio. The Agreement and Declaration of Trust does not require the Fund to hold annual meetings of shareholders. Thus, there will ordinarily be no annual shareholder meetings, unless otherwise required by the 1940 Act. The Trustees of the Fund may appoint their successors until fewer than a majority of the Trustees have been elected by shareholders, at which time a meeting of shareholders will be called to elect Trustees. Under the Agreement and Declaration of Trust, any Trustee may be removed by vote of two-thirds of the outstanding shares of the Fund, and holders of 10% or more of the outstanding shares can require the Trustees to call a meeting of shareholders for the purpose of voting on the removal of one or more Trustees. If ten or more shareholders who have been such for at least six months and who hold in the aggregate shares with a net asset value of at least $25,000 inform the Trustees that they wish to communicate with other shareholders, the Trustees either will give such shareholders access to the shareholder lists or will inform them of the cost involved if the Fund forwards materials to the shareholders on their behalf. If the Trustees object to mailing such materials, they must inform the Securities and Exchange Commission and thereafter comply with the requirements of the 1940 Act.


         Transamerica Life Insurance Company will vote shares of the Fund as described under the caption "Voting Rights" in the prospectus or other material for the Contracts which accompanies the Prospectus.

         As of March 30, 2001, the Transamerica Life Insurance Company Separate Accounts VA A, VA B, VA C and VA D owned of record the following approximate percentages of the outstanding shares of each Portfolio: 97.190% of the Endeavor Money Market Portfolio; 97.985% of the Endeavor Asset Allocation Portfolio; 91.117% of the T. Rowe Price International Stock Portfolio; 96.236% of the
Capital Guardian Value Portfolio; 93.833% of the Dreyfus Small Cap Value Portfolio; 96.056% of the Dreyfus U.S. Government Securities Portfolio; 96.756% of the T. Rowe Price Equity Income Portfolio; 96.132% of the T. Rowe Price Growth Stock Portfolio; 97.052% of the Jennison Growth Portfolio; 89.340% of the Endeavor Enhanced Index Portfolio; 99.431% of the Capital Guardian Global Portfolio; 99.647% of the Endeavor High Yield Portfolio; 96.314% of the Endeavor Janus Growth Portfolio; and 99.966% of the Capital Guardian U.S. Equity Portfolio. As of March 30, 2001, the AUSA Life Insurance Company, Inc. Separate Account VA BNY owned of record the following approximate percentages of the outstanding shares of each Portfolio: 1.902% of the Endeavor Money Market Portfolio; 1.942% of the Endeavor Asset Allocation Portfolio; 4.578% of the T. Rowe Price International Stock Portfolio; 3.737% of the Capital Guardian Value Portfolio; 3.446% of the Dreyfus Small Cap Value Portfolio; 4.277% of the Dreyfus U.S. Government Securities Portfolio; 3.310% of the T. Rowe Price Equity Income Portfolio; 3.696% of the T. Rowe Price Growth Stock Portfolio; 2.981% of the Jennison Growth Portfolio; 2.355% of the Endeavor Enhanced Index Portfolio; 0.577% of the Capital Guardian Global Portfolio; 0.353% of the Endeavor High Yield Portfolio; 3.682% of the Endeavor Janus Growth Portfolio; and 0.024% of the Capital Guardian U.S. Equity Portfolio. As of March 30, 2001, the Peoples Benefit Life Insurance Company Separate Account V owned of record the following approximate percentages of the outstanding shares of each Portfolio: 2.630% of the Dreyfus Small Cap Value Portfolio; 4.245% of the T. Rowe Price International Stock Portfolio; and 8.256% of the Endeavor Enhanced Index Portfolio.


         Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts and obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or the Trustees. The Agreement and Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any shareholders held personally liable for obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations. The likelihood of such circumstances is remote.

                              FINANCIAL STATEMENTS


         The financial statements of the Endeavor Money Market Portfolio, Endeavor Asset Allocation Portfolio, T. Rowe Price International Stock Portfolio, Capital Guardian Value Portfolio, Dreyfus Small Cap Value Portfolio, Dreyfus U.S. Government Securities Portfolio, T. Rowe Price Equity Income Portfolio, T. Rowe Price Growth Stock Portfolio, Jennison Growth Portfolio, Endeavor Enhanced Index Portfolio, Capital Guardian Global Portfolio, Endeavor High Yield Portfolio , Endeavor Janus Growth Portfolio and Capital Guardian U.S. Equity Portfolio for the fiscal period ended December 31, 2000, including notes to the financial statements and financial highlights and the Report of Ernst & Young LLP, Independent Auditors, are included in the Fund's Annual Report to Shareholders . A Copy of the Annual Report accompanies this Statement of Additional Information. The financial statements (including the Report of Independent Auditors) included in the Annual Report are incorporated herein by reference.

                                    APPENDIX

                               SECURITIES RATINGS

Standard & Poor's Bond Ratings

         A Standard & Poor's corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong. Debt rated "AA" has a very strong capacity to pay interest and to repay principal and differs from the highest rated issues only in small degree. Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt of a higher rated category. Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and to repay principal for debt in this category than for higher rated categories. Bonds rated "BB", "B", "CCC" and "CC" are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. The rating "C" is reserved for income bonds on which no interest is being paid. Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears. The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Moody's Bond Ratings

         Bonds which are rated "Aaa" are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Moody's applies numerical modifiers 1, 2 and 3 in the Aa and A rating categories. The modifier 1 indicates that the security ranks at a higher end of the rating category, modifier 2 indicates a mid-range rating and the modifier 3 indicates that the issue ranks at the lower end of the rating category. Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future. Bonds which are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Standard & Poor's Commercial Paper Ratings

         "A" is the highest commercial paper rating category utilized by Standard & Poor's, which uses the numbers "1+", "1", "2" and "3" to denote relative strength within its "A" classification. Commercial paper issuers rated "A" by Standard & Poor's have the following characteristics. Liquidity ratios are better than industry average. Long-term debt rating is "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow are in an upward trend. Typically, the issuer is a strong company in a well-established industry and has superior management. Issues rated "B" are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities. The rating "C" is assigned to short-term debt obligations with a doubtful capacity for repayment. An issue rated "D" is either in default or is expected to be in default upon maturity.

Moody's Commercial Paper Ratings

         "Prime-1" is the highest commercial paper rating assigned by Moody's, which uses the numbers "1", "2" and "3" to denote relative strength within its highest classification of Prime. Commercial paper issuers rated Prime by Moody's have the following characteristics. Their short-term debt obligations carry the smallest degree of investment risk. Margins of support for current indebtedness are large or stable with cash flow and asset protection well assured. Current liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available. While protective elements may change over the intermediate or longer terms, such changes are most unlikely to impair the fundamentally strong position of short-term obligations.

Fitch IBCA, Inc. Commercial Paper Ratings. Fitch Investors Service L.P. employs the rating F-1+ to indicate issues regarded as having the strongest degree of assurance for timely payment. The rating F-1 reflects an assurance of timely payment only slightly less in degree than issues rated F-1+, while the rating F-2 indicates a satisfactory degree of assurance for timely payment, although the margin of safety is not as great as indicated by the F-1+ and F-1 categories.

Duff & Phelps Inc. Commercial Paper Ratings. Duff & Phelps Inc. employs the designation of Duff 1 with respect to top grade commercial paper and bank money instruments. Duff 1+ indicates the highest certainty of timely payment: short-term liquidity is clearly outstanding, and safety is just below risk-free U.S. Treasury short-term obligations. Duff 1- indicates high certainty of timely payment. Duff 2 indicates good certainty of timely payment: liquidity factors and company fundamentals are sound.

Thomson BankWatch, Inc. ("BankWatch") Commercial Paper Ratings. BankWatch will assign both short-term debt ratings and issuer ratings to the issuers it rates. BankWatch will assign a short-term rating ("TBW-1", "TBW-2", "TBW-3", or "TBW-4") to each class of debt (e.g., commercial paper or non-convertible debt), having a maturity of one-year or less, issued by a holding company structure or an entity within the holding company structure that is rated by BankWatch. Additionally, BankWatch will assign an issuer rating ("A", "A/B", "B", "B/C", "C", "C/D", "D", "D/E", and "E") to each issuer that it rates.

         Various of the NRSROs utilize rankings within rating categories indicated by a + or -. The Portfolios, in accordance with industry practice, recognize such rankings within categories as graduations, viewing for example Standard & Poor's rating of A-1+ and A-1 as being in Standard & Poor's highest rating category.

--------

     *On December 1, 1998, Morgan Stanley Asset Management Inc. changed its name to Morgan Stanley Dean Witter Investment Management Inc. but continues to do business in certain circumstances using the name Morgan Stanley Asset Management.

                       STATEMENT OF ADDITIONAL INFORMATION

                             ENDEAVOR(SM) SERIES TRUST


         This Statement of Additional Information provides supplementary information pertaining to shares of four of the fourteen investment portfolios ("Portfolios") of Endeavor Series Trust (the "Fund"), a diversified, open-end, management investment company. This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus dated May 1, 2001 (the "Prospectus") for the Capital Guardian Value Portfolio, the Dreyfus Small Cap Value Portfolio, the T. Rowe Price Equity Income Portfolio and the T. Rowe Price Growth Stock Portfolio of the Fund, which may be obtained by writing the Fund at 4333 Edgewood Road N.E., Cedar Rapids, Iowa 52499 or by calling
(800) 525-6205. Unless otherwise defined herein, capitalized terms have the meanings given to them in the Prospectus.

         The date of this Statement of Additional Information is May 1, 2001.

         Endeavor(SM) is a registered service mark of Endeavor Management Co.

                               Table of Contents

                                                                            Page
INVESTMENT OBJECTIVES AND POLICIES............................................3
         Convertible Securities...............................................3
         Depositary Receipts..................................................3
         Exchange Traded Funds................................................4
         Foreign Currency Transactions........................................4
         Foreign Securities...................................................7
         Forward Commitments, When-Issued and Delayed Delivery Securities.....8
         High Yield/High Risk Debt Securities.................................8
         Hybrid Instruments...................................................9
         Illiquid Securities..................................................9
         Investment Grade Corporate Debt Securities..........................10
         Money Market Securities.............................................10
         Mortgage-Backed Securities..........................................11
         Options and Futures Strategies......................................12
         Other Investment Companies..........................................16
         Passive Foreign Investment Companies................................17
         Portfolio Turnover..................................................17
         Preferred Stocks....................................................18
         Repurchase Agreements...............................................18
         Reverse Repurchase Agreements.......................................18
         Rights and Warrants.................................................18
         Securities Loans....................................................19
         U.S. Government Securities..........................................19
         Zero Coupon Bonds, Deferred Interest Bonds and PIK Bonds............19

INVESTMENT RESTRICTIONS......................................................20
         Other Policies......................................................21

PERFORMANCE INFORMATION......................................................21
         Non-Standardized Performance........................................22

PORTFOLIO TRANSACTIONS.......................................................22
         Brokerage Enhancement Plan..........................................24

MANAGEMENT OF THE FUND.......................................................25
         Trustees and Officers...............................................25

COMPENSATION TABLE...........................................................29

INVESTMENT ADVISORY AND OTHER SERVICES.......................................30
         The Manager.........................................................30
         The Investment Advisers.............................................31
         Custodian...........................................................34
         Transfer Agent......................................................34
         Legal Matters.......................................................34
         Independent Auditors................................................34

REDEMPTION OF SHARES.........................................................34

NET ASSET VALUE..............................................................35

TAXES........................................................................36
         Federal Income Taxes................................................36

ORGANIZATION AND CAPITALIZATION OF THE FUND..................................38

FINANCIAL STATEMENTS.........................................................39

APPENDIX....................................................................A-1


                             ----------------------
         No person has been authorized to give any information or to make any representation not contained in this Statement of Additional Information or in the Prospectus and, if given or made, such information or representation must not be relied upon as having been authorized. This Statement of Additional Information does not constitute an offering of any securities other than the registered securities to which it relates or an offer to any person in any state or other jurisdiction of the United States or any country where such offer would be unlawful.

                       INVESTMENT OBJECTIVES AND POLICIES


     The following information supplements the discussion of the investment objectives and policies of the Portfolios in the Prospectus of the Fund. The Fund is managed by Endeavor Management Co. The Manager has selected Capital Guardian Trust Company as investment adviser for the Capital Guardian Value Portfolio, The Dreyfus Corporation as investment adviser for the Dreyfus Small Cap Value Portfolio and T. Rowe Price Associates, Inc. as investment adviser for the T. Rowe Price Equity Income Portfolio and the T. Rowe Price Growth Stock Portfolio.


 Convertible Securities (All Portfolios)

         A Portfolio may invest in convertible securities of domestic and, subject to the Portfolio's investment strategy, foreign issuers. The convertible securities in which a Portfolio may invest include any debt securities or preferred stock which may be converted into common stock or which carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time.

         Convertible securities may be converted at either a stated price or stated rate into underlying shares of common stock. Although to a lesser extent than with fixed-income securities, the market of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

         Convertible securities are investments that provide for a stable stream of income with generally higher yields than common stocks. There can be no assurance of current income because the issuers of the convertible securities may default on their obligations. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate. Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.

Depositary Receipts (All Portfolios)

         A Portfolio may purchase foreign securities in the form of American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts or other securities convertible into securities of corporations in which the Portfolio is permitted to invest pursuant to its investment objectives and policies. These securities may not necessarily be denominated in the same currency into which they may be converted. Depositary receipts are receipts typically issued by a U.S. or foreign bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. Because American Depositary Receipts are listed on a U.S. securities exchange, the Portfolio's investment adviser does not treat them as foreign securities. However, like other depositary receipts, American Depositary Receipts are subject to many of the risks of foreign securities such as changes in exchange rates and more limited information about foreign issuers.

Exchange Traded Funds (ETFs) (T. Rowe Price Equity Income and T. Rowe Price Growth Stock Portfolios)

         ETFs are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A Portfolio could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities it is designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

Foreign Currency Transactions (T. Rowe Price Growth Stock and Capital Guardian Value Portfolios)

         Foreign Currency Exchange Transactions. The Portfolio may engage in foreign currency exchange transactions to protect against uncertainty in the level of future exchange rates. The investment adviser to the Portfolio may engage in foreign currency exchange transactions in connection with the purchase and sale of portfolio securities ("transaction hedging"), and to protect the value of specific portfolio positions ("position hedging").

         The Portfolio may engage in "transaction hedging" to protect against a change in the foreign currency exchange rate between the date on which the Portfolio contracts to purchase or sell the security and the settlement date, or to "lock in" the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. For that purpose, the Portfolio may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in or exposed to that foreign currency.

         If conditions warrant, the Portfolio may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts as a hedge against changes in foreign currency exchange rates between the trade and settlement dates on particular transactions and not for speculation. A foreign currency forward contract is a negotiated agreement to exchange currency at a future time at a rate or rates that may be higher or lower than the spot rate. Foreign currency futures contracts are standardized exchange-traded contracts and have margin requirements.

         For transaction hedging purposes, the Portfolio may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives the Portfolio the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives a Portfolio the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the Portfolio the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the Portfolio the right to purchase a currency at the exercise price until the expiration of the option.

         The Portfolio may engage in "position hedging" to protect against a decline in the value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated, or quoted or exposed (or an increase in the value of currency for securities which the Portfolio intends to buy, when it holds cash reserves and short-term investments). For position hedging purposes, a Portfolio may purchase or sell foreign currency futures contracts and foreign currency forward contracts, and may purchase put or call options on foreign currency futures contracts and on foreign currencies on exchanges or over-the-counter markets. In connection with position hedging, the Portfolio may also purchase or sell foreign currency on a spot basis.

         The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

         It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for a Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Portfolio is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Portfolio is obligated to deliver.

         Hedging transactions involve costs and may result in losses. The Portfolio may write covered call options on foreign currencies to offset some of the costs of hedging those currencies. The Portfolio will engage in over-the-counter transactions only when appropriate exchange-traded transactions are unavailable and when, in the opinion of the Portfolio's investment adviser, the pricing mechanism and liquidity are satisfactory and the participants are responsible parties likely to meet their contractual obligations. The Portfolio's ability to engage in hedging and related option transactions may be limited by tax considerations.

         Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the Portfolio owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in the value of such currency.

         Currency Forward and Futures Contracts. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the Commodity Futures Trading Commission ("CFTC"), such as the New York Mercantile Exchange. The Portfolio would enter into foreign currency futures contracts solely for hedging or other appropriate investment purposes as defined in CFTC regulations.

         Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in any given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward foreign exchange contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

         At the maturity of a forward or futures contract, the Portfolio may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

         Positions in foreign currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the Portfolio intends to purchase or sell foreign currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there can be no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the Portfolio would continue to be required to make daily cash payments of variation margin.

         Foreign  Currency  Options.   Options  on  foreign  currencies  operate
similarly to options on securities, and are traded primarily in the over-the-counter market, although options on foreign currencies have recently been listed on several exchanges. Such options will be purchased or written only when the Portfolio's investment adviser believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence foreign exchange rates and investments generally.

         The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S. dollar, and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

         There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

         Foreign Currency Conversion. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer.

Foreign Securities (All Portfolios)

         A Portfolio may invest in foreign equity and debt securities or U.S. securities traded in foreign markets. In addition to securities issued by foreign companies, permissible investments may also consist of obligations of foreign branches of U.S. banks and of foreign banks, including European certificates of deposit, European time deposits, Canadian time deposits, Yankee certificates of deposit, Eurodollar bonds and Yankee bonds. The Portfolio may also invest in Canadian commercial paper and Europaper. These instruments may subject the Portfolio to additional investment risks from those related to investments in obligations of U.S. issuers. See the prospectus for a discussion of the risks of investing in foreign securities. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

         The debt obligations of foreign governments and entities may or may not be supported by the full faith and credit of the foreign government. A Portfolio may buy securities issued by certain "supra-national" entities, which include entities designated or supported by governments to promote economic reconstruction or development, international banking organizations and related government agencies. Examples are the International Bank for Reconstruction and Development (commonly called the "World Bank"), the Asian Development bank and the Inter-American Development Bank.

         The governmental members of these supranational entities are "stockholders" that typically make capital contributions and may be committed to make additional capital contributions if the entity is unable to repay its borrowings. A supra-national entity's lending activities may be limited to a percentage of its total capital, reserves and net income. There can be no assurance that the constituent foreign governments will continue to be able or willing to honor their capitalization commitments for those entities.

Forward   Commitments,   When-Issued  and  Delayed   Delivery   Securities  (All
Portfolios)


         A Portfolio may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made.

         A Portfolio may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement.

         Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis the Portfolio will hold liquid assets in a segregated account at the Portfolio's custodian bank worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

         Purchases made under such conditions may involve the risk that yields secured at the time of commitment may be lower than otherwise available by the time settlement takes place, causing an unrealized loss to the Portfolio. In addition, when the Portfolio engages in such purchases, it relies on the other party to consummate the sale. If the other party fails to perform its obligations, the Portfolio may miss the opportunity to obtain a security at a favorable price or yield. Although a Portfolio will generally enter into forward commitments to purchase securities with the intention of actually acquiring the security for its portfolio (or for delivery pursuant to options contracts it has entered into), the Portfolio may dispose of a security prior to settlement if its investment adviser deems it advisable to do so. The Portfolio may realize short-term gains or losses in connection with such sales.

High Yield/High Risk Debt Securities (T. Rowe Price Equity Income Portfolio)
==================================== =======================================

         Certain lower rated securities purchased by the Portfolio, such as those rated Ba or B by Moody's Investors Service, Inc. ("Moody's") or BB or B by Standard & Poor's Ratings Services ("Standard & Poor's") (commonly known as junk bonds), may be subject to certain risks with respect to the issuing entity's ability to make scheduled payments of principal and interest and to greater market fluctuations. While generally providing greater income than investments in higher quality securities, lower quality fixed income securities involve greater risk of loss of principal and income, including the possibility of default or bankruptcy of the issuers of such securities, and have greater price volatility, especially during periods of economic uncertainty or change. These lower quality fixed income securities tend to be affected by economic changes and short-term corporate and industry developments to a greater extent than higher quality securities, which react primarily to fluctuations in the general level of interest rates. To the extent that the Portfolio invests in such lower quality securities, the achievement of its investment objective may be more dependent on the investment adviser's own credit analysis.

         Lower quality fixed income securities are affected by the market's perception of their credit quality, especially during times of adverse publicity, and the outlook for economic growth. Economic downturns or an increase in interest rates may cause a higher incidence of default by the issuers of these securities, especially issuers that are highly leveraged. The market for these lower quality fixed income securities is generally less liquid than the market for investment grade fixed income securities. It may be more difficult to sell these lower rated securities to meet redemption requests, to respond to changes in the market, or to value accurately the Portfolio's portfolio securities for purposes of determining the Portfolio's net asset value.

         In determining suitability of investment in a particular unrated security, the investment adviser takes into consideration asset and debt service coverage, the purpose of the financing, history of the issuer, existence of other rated securities of the issuer, and other relevant conditions, such as comparability to other issuers.

Hybrid Instruments (T. Rowe Price Equity Income, T. Rowe Price Growth Stock and Capital Guardian Value Portfolios)


         The T. Rowe Price Equity Income and T. Rowe Price Growth Stock Portfolios may invest up to 10% of their total assets in hybrid instruments. Although there is no percentage limitation on the amount of assets that may be invested in hybrid instruments, the investment adviser to the Capital Guardian Value Portfolio does not anticipate that such investments will exceed 15% of the Portfolio's total assets. Hybrid instruments have recently been developed and combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument. Often these hybrid instruments are indexed to the price of a commodity, particular currency, or a domestic or foreign debt or equity securities index. Hybrid instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity. Hybrid instruments may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of such an instrument could be zero. Hybrid instruments can have volatile prices and limited liquidity and their use by a Portfolio may not be successful.

Illiquid Securities (All Portfolios)

         Each Portfolio may invest up to 15% of its net assets in illiquid securities and other securities which are not readily marketable, including non-negotiable time deposits, certain restricted securities not deemed by the Fund's Trustees to be liquid and repurchase agreements with maturities longer than seven days. Securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, which have been determined to be liquid, will not be considered by the Portfolios' investment advisers to be illiquid or not readily marketable and, therefore, are not subject to the aforementioned 15% limit. The inability of a Portfolio to dispose of illiquid or not readily marketable investments readily or at a reasonable price could impair the Portfolio's ability to raise cash for redemptions or other purposes. The liquidity of securities purchased by a Portfolio which are eligible for resale pursuant to Rule 144A will be monitored by the Portfolios' investment advisers on an ongoing basis, subject to the oversight of the Trustees. In the event that such a security is deemed to be no longer liquid, a Portfolio's holdings will be reviewed to determine what action, if any, is required to ensure that the retention of such security does not result in a Portfolio having more than 15% of its assets invested in illiquid or not readily marketable securities.

Investment Grade Corporate Debt Securities (All Portfolios except Dreyfus Small Cap Value Portfolio)


         Debt securities are rated by national bond ratings agencies. Securities rated BBB by Standard & Poor's or Baa by Moody's are considered investment grade securities, but are somewhat riskier than higher rated investment grade obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics and may be speculative. See the Appendix to this Statement of Additional Information for a description of the various securities ratings.


Money Market Securities (All Portfolios)
-----------------------

         Money market securities in which the Portfolios may invest include U.S. government securities, U.S. dollar denominated instruments (such as bankers' acceptances, commercial paper, domestic or Yankee certificates of deposit and Eurodollar obligations) issued or guaranteed by bank holding companies in the United States, their subsidiaries and their foreign branches. These bank obligations may be general obligations of the parent bank holding company or may be limited to the issuing entity by the terms of the specific obligation or by government regulation.


         Obligations of the World Bank are supported by subscribed but unpaid commitments of its member countries. There can be no assurance that these commitments will be undertaken or complied with in the future.


         Other money market securities in which a Portfolio may invest also include certain variable and floating rate instruments and participations in corporate loans to corporations in whose commercial paper or other short-term obligations a Portfolio may invest. Because the bank issuing the participations does not guarantee them in any way, they are subject to the credit risks generally associated with the underlying corporate borrower. To the extent that a Portfolio may be regarded as a creditor of the issuing bank (rather than of the underlying corporate borrower under the terms of the loan participation), the Portfolio may also be subject to credit risks associated with the issuing bank. The secondary market, if any, for these loan participations is extremely limited and any such participations purchased by a Portfolio will be regarded as illiquid.

         A Portfolio may also invest in bonds and notes with remaining maturities of thirteen months or less, variable rate notes and variable amount master demand notes. A variable amount master demand note differs from ordinary commercial paper in that it is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased from time to time by the holder (subject to an agreed maximum) or decreased by the holder or the issuer, it is payable on demand, the rate of interest payable on it varies with an agreed formula and it is typically not rated by a rating agency. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for them. Any variable amount master demand note purchased by a Portfolio will be regarded as an illiquid security.


         The Portfolios will invest only in high quality money market instruments, i.e., securities which have been assigned the highest quality ratings by nationally recognized statistical rating organizations ("NRSROs") such as "A-1" by Standard & Poor's or "Prime-1" by Moody's , or if not rated, determined to be of comparable quality by the Portfolio's investment adviser.


Mortgage-Backed Securities (T. Rowe Price Equity Income Portfolio)
--------------------------

         The mortgage-backed securities in which the Portfolio invests represent participation interests in pools of mortgage loans which are guaranteed by agencies or instrumentalities of the U.S. government. However, the guarantee of these types of securities runs only to the principal and interest payments and not to the market value of such securities. In addition, the guarantee only runs to the portfolio securities held by the Portfolio and not the purchase of shares of the Portfolio.

         Mortgage-backed securities are issued by lenders such as mortgage bankers, commercial banks, and savings and loan associations. Such securities differ from conventional debt securities which provide for periodic payment of interest in fixed amounts (usually semiannually) with principal payments at maturity or specified call dates. Mortgage-backed securities provide for monthly payments which are, in effect, a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. Principal prepayments result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages.

         The yield of mortgage-backed securities is based on the average life of the underlying pool of mortgage loans, which is computed on the basis of the maturities of the underlying instruments. The actual life of any particular pool may be shortened by unscheduled or early payments of principal and interest. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to accurately predict the average life of a particular pool. For pools of fixed rate 30-year mortgages, it has been common practice to assume that prepayments will result in a 12-year average life. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by the Portfolio to differ from the yield calculated on the basis of the average life of the pool. In addition, if any of these mortgage-backed securities are purchased at a premium, the premium may be lost in the event of early prepayment which may result in a loss to the Portfolio.

         Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments will most likely decline. Reinvestment by the Portfolio of scheduled principal payments and unscheduled prepayments may occur at higher or lower rates than the original investment, thus affecting the yield of the Portfolio. Monthly interest payments received by the Portfolio have a compounding effect which will increase the yield to shareholders as compared to debt obligations that pay interest semiannually. Because of the reinvestment of prepayments of principal at current rates, mortgage-backed securities may be less effective than Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. Also, although the value of debt securities may increase as interest rates decline, the value of these pass-through type of securities may not increase as much due to the prepayment feature.


 Options and Futures Strategies (All Portfolios)
--------------------------------

         A Portfolio may seek to increase the current return on its investments by writing covered call or covered put options. In addition, a Portfolio may at times seek to hedge against either a decline in the value of its portfolio securities or an increase in the price of securities which its investment adviser plans to purchase through the writing and purchase of options including options on stock indices and the purchase and sale of futures contracts and related options. A Portfolio may utilize options or futures contracts and related options for other than hedging purposes to the extent that the aggregate initial margins and premiums do not exceed 5% of the Portfolio's net asset value. The investment advisers to the Capital Guardian Value Portfolio and Dreyfus Small Cap Value Portfolio do not presently intend to utilize options or futures contracts and related options but may do so in the future. Expenses and losses incurred as a result of such hedging strategies will reduce a Portfolio's current return.


         The ability of a Portfolio to engage in the options and futures strategies described below will depend on the availability of liquid markets in such instruments. Markets in options and futures with respect to stock indices and U.S. government securities are relatively new and still developing. It is impossible to predict the amount of trading interest that may exist in various types of options or futures. Therefore no assurance can be given that a Portfolio will be able to utilize these instruments effectively for the purposes stated below.

         Writing Covered Options on Securities. A Portfolio may write covered call options and covered put options on optionable securities of the types in which it is permitted to invest from time to time as its investment adviser determines is appropriate in seeking to attain the Portfolio's investment objective. Call options written by a Portfolio give the holder the right to buy the underlying security from the Portfolio at a stated exercise price; put options give the holder the right to sell the underlying security to the Portfolio at a stated price.

         A Portfolio may only write call options on a covered basis or for cross-hedging purposes and will only write covered put options. A put option would be considered "covered" if the Portfolio owns an option to sell the underlying security subject to the option having an exercise price equal to or greater than the exercise price of the "covered" option at all times while the put option is outstanding. A call option is covered if the Portfolio owns or has the right to acquire the underlying securities subject to the call option (or comparable securities satisfying the cover requirements of securities exchanges) at all times during the option period. A call option is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against another security which the Portfolio owns or has the right to acquire. In the case of a call written for cross-hedging purposes or a put option, the Portfolio will maintain in a segregated account at the Fund's custodian bank liquid assets with a value equal to or greater than the Portfolio's obligation under the option. A Portfolio may also write combinations of covered puts and covered calls on the same underlying security.

         A Portfolio will receive a premium from writing an option, which increases the Portfolio's return in the event the option expires unexercised or is terminated at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option, and the volatility of the market price of the underlying security. By writing a call option, a Portfolio will limit its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, a Portfolio will assume the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market price, resulting in a potential capital loss if the purchase price exceeds the market price plus the amount of the premium received.

         A Portfolio may terminate an option which it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The Portfolio will realize a profit (or loss) from such transaction if the cost of such transaction is less (or more) than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option may be offset in whole or in part by unrealized appreciation of the underlying security owned by the Portfolio.

         Purchasing Put and Call Options on Securities. A Portfolio may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. This protection is provided during the life of the put option since the Portfolio, as holder of the put, is able to sell the underlying security at the exercise price regardless of any decline in the underlying security's market price. For the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, any profit which the Portfolio might otherwise have realized on the underlying security will be reduced by the premium paid for the put option and by transaction costs.

         A Portfolio may also purchase a call option to hedge against an increase in price of a security that it intends to purchase. This protection is provided during the life of the call option since the Portfolio, as holder of the call, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. For the purchase of a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. By using call options in this manner, any profit which the Portfolio might have realized had it bought the underlying security at the time it purchased the call option will be reduced by the premium paid for the call option and by transaction costs.

         No Portfolio intends to purchase put or call options if, as a result of any such transaction, the aggregate cost of options held by the Portfolio at the time of such transaction would exceed 5% of its total assets.

         Purchase and Sale of Options and Futures on Stock Indices. A Portfolio may purchase and sell options on stock indices and stock index futures contracts either as a hedge against movements in the equity markets or for other investment purposes.

         Options on stock indices are similar to options on specific securities except that, rather than the right to take or make delivery of the specific security at a specific price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of that stock index is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike options on specific securities, all settlements of options on stock indices are in cash and gain or loss depends on general movements in the stocks included in the index rather than price movements in particular stocks. Currently options traded include the Standard & Poor's 500 Composite Stock Price Index, the NYSE Composite Index, the AMEX Market Value Index, the National Over-The-Counter Index, the Nikkei 225 Stock Average Index, the Financial Times Stock Exchange 100 Index and other standard broadly based stock market indices. Options are also traded in certain industry or market segment indices such as the Pharmaceutical Index.

         A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of securities is made.

         If a Portfolio's investment adviser expects general stock market prices to rise, it might purchase a call option on a stock index or a futures contract on that index as a hedge against an increase in prices of particular equity securities it wants ultimately to buy for the Portfolio. If in fact the stock index does rise, the price of the particular equity securities intended to be purchased may also increase, but that increase would be offset in part by the increase in the value of the Portfolio's index option or futures contract resulting from the increase in the index. If, on the other hand, the Portfolio's investment adviser expects general stock market prices to decline, it might purchase a put option or sell a futures contract on the index. If that index does in fact decline, the value of some or all of the equity securities held by the Portfolio may also be expected to decline, but that decrease would be offset in part by the increase in the value of the Portfolio's position in such put option or futures contract.

         Purchase and Sale of Interest Rate Futures. A Portfolio may purchase and sell interest rate futures contracts on fixed income securities or indices of such securities, including municipal indices and any other indices of fixed income securities that may become available for trading either for the purpose of hedging its portfolio securities against the adverse effects of anticipated movements in interest rates or for other investment purposes.

         A Portfolio may sell interest rate futures contracts in anticipation of an increase in the general level of interest rates. Generally, as interest rates rise, the market value of the securities held by a Portfolio will fall, thus reducing the net asset value of the Portfolio. This interest rate risk can be reduced without employing futures as a hedge by selling such securities and either reinvesting the proceeds in securities with shorter maturities or by holding assets in cash. However, this strategy entails increased transaction costs in the form of dealer spreads and brokerage commissions and would typically reduce the Portfolio's average yield as a result of the shortening of maturities.

         The sale of interest rate futures contracts provides a means of hedging against rising interest rates. As rates increase, the value of a Portfolio's short position in the futures contracts will also tend to increase thus offsetting all or a portion of the depreciation in the market value of the Portfolio's investments that are being hedged. While the Portfolio will incur commission expenses in selling and closing out futures positions (which is done by taking an opposite position in the futures contract), commissions on futures transactions are lower than transaction costs incurred in the purchase and sale of portfolio securities.

         A  Portfolio   may  purchase   interest   rate  futures   contracts  in
anticipation of a decline in interest rates when it is not fully invested. As such purchases are made, it is expected that an equivalent amount of futures contracts will be closed out.


         A Portfolio will enter into futures contracts which are traded on national or foreign futures exchanges, and are standardized as to maturity date and the underlying financial instrument. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the CFTC. Futures are traded in London at the London International Financial Futures Exchange, in Paris, at the MATIF, and in Tokyo at the Tokyo Stock Exchange.


         Options on Futures Contracts. A Portfolio may purchase and write call and put options on stock index and interest rate futures contracts. A Portfolio may use such options on futures contracts in connection with its hedging strategies in lieu of purchasing and writing options directly on the underlying securities or stock indices or purchasing or selling the underlying futures. For example, a Portfolio may purchase put options or write call options on stock index futures or interest rate futures, rather than selling futures contracts, in anticipation of a decline in general stock market prices or rise in interest rates, respectively, or purchase call options or write put options on stock index or interest rate futures, rather than purchasing such futures, to hedge against possible increases in the price of equity securities or debt securities, respectively, which the Portfolio intends to purchase.

         In connection with transactions in stock index options, stock index futures, interest rate futures and related options on such futures, a Portfolio will be required to deposit as "initial margin" an amount of cash and short-term U.S. government securities. The current initial margin requirement per contract is approximately 2% of the contract amount. Thereafter, subsequent payments (referred to as "variation margin") are made to and from the broker to reflect changes in the value of the futures contract. Brokers may establish deposit requirements higher than exchange minimums.

         Limitations. A Portfolio will not purchase or sell futures contracts or options on futures contracts or stock indices for non-hedging purposes if, as a result, the sum of the initial margin deposits on its existing futures contracts and related options positions and premiums paid for options on futures contracts or stock indices would exceed 5% of the net assets of the Portfolio.

         Risks of Options and Futures Strategies. The effective use of options and futures strategies depends, among other things, on a Portfolio's ability to terminate options and futures positions at times when its investment adviser deems it desirable to do so. Although a Portfolio will not enter into an option or futures position unless its investment adviser believes that a liquid market exists for such option or future, there can be no assurance that a Portfolio will be able to effect closing transactions at any particular time or at an acceptable price. The investment advisers generally expect that options and futures transactions for the Portfolios will be conducted on recognized exchanges. In certain instances, however, a Portfolio may purchase and sell options in the over-the-counter market. The staff of the Securities and Exchange Commission considers over-the-counter options to be illiquid. A Portfolio's ability to terminate option positions established in the over-the-counter market may be more limited than in the case of exchange traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Portfolio.

         The use of options and futures involves the risk of imperfect correlation between movements in options and futures prices and movements in the price of the securities that are the subject of the hedge. The successful use of these strategies also depends on the ability of a Portfolio's investment adviser to forecast correctly interest rate movements and general stock market price movements. This risk increases as the composition of the securities held by the Portfolio diverges from the composition of the relevant option or futures contract.


Other Investment Companies (All Portfolios)

         In connection with its investments in accordance with the various investment disciplines, a Portfolio may invest up to 10% of its total assets in shares of other investment companies investing exclusively in securities in which it may otherwise invest. Because of restrictions on direct investment by U.S. entities in certain countries, other investment companies may provide the most practical or only way for a Portfolio to invest in certain markets. Such investments may involve the payment of substantial premiums above the net asset value of those investment companies' portfolio securities and are subject to limitations under the Investment Company Act of 1940, as amended ("1940 Act").

         Each Portfolio does not intend to invest in other investment companies unless, in the investment adviser's judgment, the potential benefits exceed associated costs. As a shareholder in an investment company, a Portfolio bears its ratable share of that investment company's expenses, including advisory and administration fees.

         It is expected that the T. Rowe Price Equity Income Portfolio and T. Rowe Price Growth Stock Portfolio will each invest its cash reserves primarily in a money market fund established for the exclusive use of the T. Rowe Price family of mutual funds and other clients of the Portfolios' investment advisers. The T. Rowe Price Reserve Investment Fund ("RIF") and Government Reserve Investment Fund ("GRF") are series of T. Rowe Price Reserve Investment Funds, Inc. Additional series may be created in the future. The RIF and GRF were created and operate under an exemptive order issued by the Securities and Exchange Commission that permits a Portfolio to invest up to 25% of its assets in RIF or GRF.

         The RIF and GRF must comply with the requirements of Rule 2a-7 under the 1940 Act governing money market funds. The RIF invests at least 95% of its total assets in prime money market instruments receiving the highest credit rating. The GRF invests primarily in a portfolio of U.S. government-backed securities, primarily Treasury, and repurchase agreements thereon.

         The RIF and GRF provide a very efficient means of managing the cash reserves of the Portfolios. While the RIF and GRF do not pay an advisory fee to its investment adviser, they will incur other expenses. However, the RIF and GRF are expected by their investment adviser to operate at very low expense ratios. Each Portfolio will only invest in RIF and GRF to the extent it is consistent with its objective and program.

         In addition to the above, pursuant to an exemptive order issued by the Securities and Exchange Commission, each Portfolio may invest its uninvested cash in shares of the Endeavor Money Market Portfolio if, in the opinion of the Portfolio's investment adviser, such investment is in the Portfolio's best interests.

Passive Foreign Investment Companies (T. Rowe Price Equity Income, T. Rowe Price Growth Stock and Capital Guardian Value Portfolios)

         A Portfolio may purchase the securities of certain foreign investment funds or trusts called passive foreign investment companies. Such trusts have been the only or primary way to invest in certain countries. In addition to bearing their proportionate share of the Portfolio's expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such trusts. Capital gains on the sale of such holdings are considered ordinary income regardless of how long the Portfolio held its investment. In addition, the Portfolio may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders.

         To avoid such tax and interest, the Portfolio intends to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time; deductions for losses are allowable only to the extent of any gains resulting from these deemed sales for prior taxable years. Such gains and losses will be treated as ordinary income. The Portfolio will be required to distribute any resulting income even though it has not sold the security and received cash to pay such distributions.

Portfolio Turnover

         While it is impossible to predict portfolio turnover rates, the investment advisers to the Portfolios other than the Dreyfus Small Cap Value Portfolio anticipate that portfolio turnover will generally not exceed 100% per year. The investment adviser to the Dreyfus Small Cap Value Portfolio anticipates that the Portfolio's portfolio turnover rate will generally not exceed 200%. Higher portfolio turnover rates usually generate additional brokerage commissions and expenses.

Preferred Stocks (All Portfolios except Dreyfus Small Cap Value Portfolio)
================ =========================================================

         A Portfolio may purchase preferred stock. Preferred stock, unlike common stock, has a stated dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. "Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid.

         If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, which can be a negative feature when interest rates decline. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation. Preferred stock may be "participating" stock, which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stock on distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.


Repurchase Agreements (All Portfolios)
---------------------

         Each of the Portfolios may enter into repurchase agreements with a bank, broker-dealer, or other financial institution but no Portfolio may invest more than 15% of its net assets in illiquid securities, including repurchase agreements having maturities of greater than seven days. A Portfolio may enter into repurchase agreements, provided the Fund's custodian always has possession of securities serving as collateral whose market value at least equals the amount of the repurchase obligation. To minimize the risk of loss a Portfolio will enter into repurchase agreements only with financial institutions which are considered by its investment adviser to be creditworthy. If an institution enters an insolvency proceeding, the resulting delay in liquidation of the securities serving as collateral could cause a Portfolio some loss, as well as legal expense, if the value of the securities declines prior to liquidation.


Reverse Repurchase Agreements (All Portfolios except Capital Guardian Value Portfolio)


         Each Portfolio is permitted to enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. For the purposes of the 1940 Act it is considered a form of borrowing by the Portfolio and, therefore, is a form of leverage. Leverage may cause any gains or losses of the Portfolio to be magnified.

Rights and Warrants (All Portfolios except Dreyfus Small Cap Value Portfolio)

         A Portfolio may purchase rights and warrants. Warrants basically are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. These investments carry the risk that they may be worthless to the Portfolio at the time it may exercise its rights, due to the fact that the underlying securities have a market value less than the exercise price.


Securities Loans (All Portfolios)
----------------

         Each Portfolio may lend its portfolio securities to qualified institutional buyers for the purpose of realizing additional income. Each of the Portfolios may pay reasonable finders', administrative and custodial fees in connection with loans of its portfolio securities. Such loans must be continuously secured by liquid assets at least equal to the market value of the securities loaned. Although voting rights or the right to consent accompanying loaned securities pass to the borrower, a Portfolio retains the right to call the loan at any time on reasonable notice, and will do so in order that the securities may be voted by the Portfolio with respect to matters materially affecting the investment. A Portfolio may also call a loan in order to sell the securities involved. Loans of portfolio securities will only be made to borrowers considered by a Portfolio's investment adviser to be creditworthy under guidelines adopted by the Trustees of the Fund. Securities lending may involve some credit risk to a Portfolio if the borrower defaults and the Portfolio is delayed or prevented from recovering the collateral.


 U.S. Government Securities (All Portfolios)
--========================== ===============

         Securities issued or guaranteed as to principal and interest by the U.S. government or its agencies and government-sponsored entities include U.S. Treasury obligations, consisting of bills, notes and bonds, which principally differ in their interest rates, maturities and times of issuance, and obligations issued or guaranteed by agencies and government-sponsored entities which are supported by (i) the full faith and credit of the U.S. Treasury (such as securities of the Small Business Administration), (ii) the limited authority of the issuer to borrow from the U.S. Treasury (such as securities of the Student Loan Marketing Association) or (iii) the authority of the U.S. government to purchase certain obligations of the issuer (such as securities of the Federal National Mortgage Association). No assurance can be given that the U.S. government will provide financial support to U.S. government agencies or government-sponsored entities as described in clauses (ii) or (iii) above in the future, other than as set forth above, since it is not obligated to do so by law.

Zero Coupon Bonds, Deferred Interest Bonds and PIK Bonds (T. Rowe Price Equity Income Portfolio)


         Zero coupon and deferred interest bonds are debt obligations which are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. Payment-in-kind ("PIK") bonds are debt obligations which provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments may experience greater volatility in market value due to changes in interest rates than debt obligations which make regular payments of interest . The Portfolio will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Portfolio's distribution obligations.


                             INVESTMENT RESTRICTIONS

         Except for  restriction  numbers 2, 3, 4, 11 and 12 with respect to the
T. Rowe Price Equity Income and T. Rowe Price Growth Stock Portfolios and restriction number 11 with respect to the Capital Guardian Value and Dreyfus Small Cap Value Portfolios (which restrictions are not fundamental policies), the following investment restrictions (numbers 1 through 12) are fundamental policies, which may not be changed without the approval of a majority of the outstanding shares of the Portfolio, and apply to each of the Portfolios except as otherwise indicated. As provided in the 1940 Act, a vote of a majority of the outstanding shares necessary to amend a fundamental policy means the affirmative vote of the lesser of (1) 67% or more of the shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding shares of the Portfolio.

         A Portfolio may not:

1.       Borrow money, except to the extent permitted by applicable law.

2. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to secure borrowings permitted by restriction 1 above. Collateral arrangements with respect to margin for futures contracts and options are not deemed to be pledges or other encumbrances for purposes of this restriction.

3. Purchase securities on margin, except a Portfolio may obtain such short-term credits as may be necessary for the clearance of securities transactions and may make margin deposits in connection with transactions in options, futures contracts and options on such contracts.

4. Make short sales of securities or maintain a short position for the account of the Portfolio, unless at all times when a short position is open the Portfolio owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible or exchangeable for securities of the same issue as, and in equal amounts to, the securities sold short.

5. Underwrite securities issued by other persons, except to the extent that in connection with the disposition of its portfolio investments it may be deemed to be an underwriter under federal securities laws.

6. Purchase or sell real estate, although a Portfolio may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate and securities representing interests in real estate.

7. Purchase or sell commodities or commodity contracts, except that all Portfolios may purchase or sell financial futures contracts and related options. For purposes of this restriction, currency contracts or hybrid investments shall not be considered commodities.

8. Make loans, except by purchase of debt obligations in which the Portfolio may invest consistently with its investment policies, by entering into repurchase agreements or through the lending of its portfolio securities.

9. Invest in the securities of any issuer if, immediately after such investment, more than 5% of the total assets of the Portfolio (taken at current value) would be invested in the securities of such issuer or acquire more than 10% of the outstanding voting securities of any issuer, provided that this limitation does not apply to obligations issued or guaranteed as to principal and interest by the U.S. government or its agencies and government-sponsored entities or to repurchase agreements secured by such obligations and that up to 25% of the Portfolio's total assets (taken at current value) may be invested without regard to this limitation.

10. Invest more than 25% of the value of its total assets in any one industry, provided that this limitation does not apply to obligations issued or guaranteed as to interest and principal by the U.S. government, its agencies and government-sponsored entities, and repurchase agreements secured by such obligations.

11. Invest more than 15% of its net assets (taken at current value at the time of each purchase) in illiquid securities including repurchase agreements maturing in more than seven days.

12. Purchase securities of any issuer for the purpose of exercising control or management.

         All percentage limitations on investments will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and partially or completely as a result of such investment.

Other Policies

         The Capital Guardian Value and Dreyfus Small Cap Value Portfolios may not invest more than 5% of the value of its total assets in warrants not listed on either the New York or American Stock Exchange. Each of the T. Rowe Price Equity Income and T. Rowe Price Growth Stock Portfolios will not invest in warrants if, as a result thereof, the Portfolio will have more than 10% of the value of its total assets invested in warrants; provided that this restriction does not apply to warrants acquired as a result of the purchase of another security.


         With respect to borrowing, in general, under the 1940 Act, a Portfolio may not borrow money except that (1) a Portfolio may borrow from banks or enter into reverse repurchase agreements, in amounts up to 33 1/3% of its total assets (including the amount borrowed); and (2) a Portfolio may borrow up to an additional 5% of its total assets for temporary purposes.


                             PERFORMANCE INFORMATION

         Total return will be computed as described below.


         Each Portfolio's "average annual total return" figures described and shown in the Prospectus are computed according to a formula prescribed by the Securities and Exchange Commission. The formula can be expressed as follows:


                                  P(1+T)n = ERV

Where: P = a hypothetical initial payment of $1000
T = average annual total return
n = number of years
ERV = Ending Redeemable Value of a hypothetical $1000 payment made at the beginning of the 1, 5, or 10 years (or other) periods at the end of the 1, 5, or 10 years (or other) periods (or fractional portion thereof)


         The calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period and the deduction of all recurring expenses that were charged to shareholders' accounts. Such calculations do not reflect charges and deductions which are, or may be, imposed under the Contracts.


         The performance of each Portfolio will vary from time to time in response to fluctuations in market conditions, interest rates, the composition of the Portfolio's investments and expenses. Consequently, a Portfolio's performance figures are historical and should not be considered representative of the performance of the Portfolio for any future period.

Non-Standardized Performance

         In addition to the performance information described above, the Fund may provide total return information with respect to the Portfolios for designated periods, such as for the most recent six months or most recent twelve months. This total return information is computed as described under "Total Return" above except that no annualization is made.

                             PORTFOLIO TRANSACTIONS


         Subject to the supervision and control of the Manager and the Trustees of the Fund, each Portfolio's investment adviser is responsible for decisions to buy and sell securities for its account and for the placement of its portfolio business and the negotiation of commissions, if any, paid on such transactions. Brokerage commissions are paid on transactions in equity securities traded on a securities exchange and on options, futures contracts and options thereon. Fixed income securities and certain equity securities in which the Portfolios invest are traded in the over-the-counter market. These securities are generally traded on a net basis with dealers acting as principal for their own account without a stated commission, although prices of such securities usually include a profit to the dealer. In over-the-counter transactions, orders are placed directly with a principal market maker unless a better price and execution can be obtained by using a broker. In underwritten offerings, securities are usually purchased at a fixed price which includes an amount of compensation to the underwriter generally referred to as the underwriter's concession or discount. Certain money market securities may be purchased directly from an issuer, in which case no commissions or discounts are paid. U.S. government securities are generally purchased from underwriters or dealers, although certain newly-issued U.S. government securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality. Each Portfolio's investment adviser is responsible for effecting its portfolio transactions and will do so in a manner deemed fair and reasonable to the Portfolio and not according to any formula. The primary consideration in all portfolio transactions will be prompt execution of orders in an efficient manner at a favorable price. In selecting broker-dealers and negotiating commissions, an investment adviser considers, among other things, the firm's reliability, the quality of its execution services on a continuing basis and its financial condition. When more than one firm is believed to meet these criteria, preference may be given to brokers that provide the Portfolios or their investment advisers with brokerage and research services within the meaning of Section 28(e) of the Securities Exchange Act of 1934. Each Portfolio's investment adviser is of the opinion that, because this material must be analyzed and reviewed, its receipt and use does not tend to reduce expenses but may benefit the Portfolio by supplementing the investment adviser's research. In seeking the most favorable price and execution available, an investment adviser may, if permitted by law, consider sales of the Contracts as described in the Prospectus a factor in the selection of broker-dealers.


         An investment adviser may effect portfolio transactions for other investment companies and advisory accounts. Research services furnished by broker-dealers through which a Portfolio effects its securities transactions may be used by the Portfolio's investment adviser in servicing all of its accounts; not all such services may be used in connection with the Portfolio. In the opinion of each investment adviser, it is not possible to measure separately the benefits from research services to each of its accounts, including a Portfolio. Whenever concurrent decisions are made to purchase or sell securities by a Portfolio and another account, the Portfolio's investment adviser will attempt to allocate equitably portfolio transactions among the Portfolio and other accounts. In making such allocations between the Portfolio and other accounts, the main factors to be considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the persons responsible for recommending investments to the Portfolio and the other accounts. In some cases this procedure could have an adverse effect on a Portfolio. In the opinion of each investment adviser, however, the results of such procedures will, on the whole, be in the best interest of each of the accounts.


         For the year ended December 31, 1998, the Capital Guardian Value Portfolio and the Dreyfus Small Cap Value Portfolio paid $142,104 and $889,611, respectively, in brokerage commissions. For the year ended December 31, 1998, the T. Rowe Price Equity Income Portfolio and the T. Rowe Price Growth Stock Portfolio paid $122,431 and $21,866, respectively, in brokerage commissions of which $2,964 (1.37%) with respect to the T. Rowe Price Growth Stock Portfolio was paid to Robert Fleming Holdings Limited.


         For the year ended December 31, 1999, the Capital Guardian Value Portfolio and the Dreyfus Small Cap Value Portfolio paid $296,817 and $1,384,644, respectively, in brokerage commissions. For the year ended December 31, 1999, the T. Rowe Price Equity Income Portfolio and the T. Rowe Price Growth Stock Portfolio paid $187,277 and $285,487, respectively, in brokerage commissions of which $2,845 (1.00%) with respect to the T. Rowe Price Growth Stock Portfolio was paid to Robert Fleming Holdings Limited.


         For the year ended December 31, 2000, the Capital Guardian Value Portfolio and the Dreyfus Small Cap Value Portfolio paid $437,676 and $1,511,039, respectively, in brokerage commissions. For the year ended December 31, 2000, the T. Rowe Price Equity Income Portfolio and the T. Rowe Price Growth Stock Portfolio paid $215,886 and $356,863, respectively, in brokerage commissions of which $1,150 (0.32%) with respect to the T. Rowe Price Growth Stock Portfolio was paid to Robert Flemings Holdings Limited. As of August, 2000, the T. Rowe Price Portfolios are no longer considered affiliates of Robert Fleming Holdings Limited.

         For 2000, the percentage of each Portfolio's aggregate dollar amount of commissionable transactions effected through a then-affiliated broker is as follows:

     T. Rowe Price Growth Stock Portfolio - 0.32% (Robert Fleming Holdings Limited)



Brokerage Enhancement Plan


         The Board of Trustees of the Fund, including all of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Fund, Endeavor Management Co. or Transamerica Capital, Inc. (the "Distributor") (hereinafter referred to as "Independent Trustees"), and each Portfolio's shareholders, have voted pursuant to the substantive provisions of Rule 12b-1 under the 1940 Act to adopt a Brokerage Enhancement Plan (the "Plan") for the purpose of utilizing the Fund's brokerage commissions, to the extent available, to promote the sale and distribution of the Fund's shares. Under the Plan, the Fund is using recaptured commissions to pay for distribution expenses. However, under the Plan, except for recaptured commissions, neither the Fund nor any series of the Fund, including the Portfolios, will incur any additional fees or charges. As part of the Plan, the Fund and the Distributor have entered into a Distribution Agreement. Under the Distribution Agreement, the Distributor is the principal underwriter of the Fund, with responsibility for promoting sales of the shares of each Portfolio.


         The Distributor, however, does not receive any additional compensation from the Fund for performing this function. Instead, under the Plan, the Manager is authorized to direct that the investment adviser of each Portfolio effect brokerage transactions in portfolio securities through certain broker-dealers, consistent with each investment adviser's obligations to achieve best price and execution. It is anticipated that these broker-dealers will agree that a percentage of the commission will be directed to the Distributor. The Distributor will use a part of these directed commissions to defray legal and administrative costs associated with implementation of the Plan. These expenses are expected to be minimal. The remainder of the commissions received by the Distributor will be used to finance activities principally intended to result in the sale of shares of the Portfolios. These activities will include: holding or participating in seminars and sales meetings designed to promote the sale of Fund shares; paying marketing fees requested by broker-dealers who sell Contracts; training sales personnel; compensating broker-dealers and/or their registered representatives in connection with the allocation of cash values and premiums of the Contracts to the Fund; printing and mailing Fund prospectuses, statements of additional information, and shareholder reports for prospective Contract holders; and creating and mailing advertising and sales literature.

         The Distributor is obligated to use all of the funds directed to it for distribution expenses, except for a small amount to be used to defray the incidental costs associated with implementation of the Plan. Accordingly, the Distributor will not make any profit from the operation of the Plan.

         Both the Plan and the Distribution Agreement provide (A) that they will be subject to annual approval by the Trustees and the Independent Trustees; (B) that any person authorized to make payments under the Plan or Distribution Agreement must provide the Trustees a quarterly written report of payments made and the purpose of the payments; (C) that the Plan may be terminated at any time by the vote of a majority of the Independent Trustees; (D) that the Distribution Agreement may be terminated without penalty at any time by a vote of a majority of the Independent Trustees or, as to a Portfolio, by vote of a majority of the outstanding securities of the Portfolio on not more than 60 days' written notice; and (E) that the Distribution Agreement terminates if it is assigned. The Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval, and all material Plan amendments must be approved by a vote of the Independent Trustees. In addition, the selection and nomination of the Independent Trustees must be committed to the Independent Trustees.


         For the year ended December 31, 2000, the Distributor received an aggregate for all of the Portfolios of the Fund of $847,175 pursuant to the Plan, of which $709,575 was attributable to the Dreyfus Small Cap Value Portfolio, $38,334 to the Capital Guardian Value Portfolio, $2,727 to the T. Rowe Price Equity Income Portfolio and $24,595 to the T. Rowe Price Growth Stock Portfolio. In 2000, $674,643 was utilized on behalf of all of the Portfolios of the Fund, including the four Portfolios described in the Prospectus, to pay the costs of seminars and sales meetings.


                             MANAGEMENT OF THE FUND

         The Fund is supervised by a Board of Trustees that is responsible for representing the interests of shareholders. The Trustees meet periodically throughout the year to oversee the Portfolios' activities, reviewing, among other things, each Portfolio's performance and its contractual arrangements with various service providers.

Trustees and Officers

The Trustees and executive officers of the Fund, their ages and their principal occupations during the past five years are set forth below. Unless otherwise indicated, the business address of each is 4333 Edgewood Road N.E., Cedar Rapids, Iowa 52499.

                                                                                   Principal

                                                       Position(s)                 Occupation(s)
                                                       Held with                   During Past
Name, Age and Address                                  Registrant                  5 Years


*+Vincent J. McGuinness, Jr.                           President, Trustee          Since September , 2000, Managing
                                                                                                    ===============
(36)                                                                              Director of Roth Capital Partners LLC;
 ====                                                                              =====================================

                                                                                   from
                                                                                   July,
                                                                                   1997
                                                                                   to
                                                                                   November,
                                                                                   1997,
                                                                                   Executive
                                                                                   Vice
                                                                                   President
                                                                                   -
                                                                                   Administration
                                                                                   of
                                                                                   Registrant;
                                                                                   from
                                                                                   September,
                                                                                   1996
                                                                                   to
                                                                                   June,
                                                                                   1997
                                                                                   and
                                                                                   from
                                                                                   June,
                                                                                   1998
                                                                                   to
                                                                                   June,
                                                                                   2000,
                                                                                   Chief
                                                                                   Financial
                                                                                   Officer
                                                                                   (Treasurer)
                                                                                   of
                                                                                   Registrant;
                                                                                   from
                                                                                   February,
                                                                                   1997
                                                                                   to
                                                                                   December,
                                                                                   1997,
                                                                                   Executive
                                                                                   Vice-President,
                                                                                   Chief
                                                                                   of
                                                                                   Operations,
                                                                                   from
                                                                                   March,
                                                                                   1997
                                                                                   to
                                                                                   October,
                                                                                   1999,
                                                                                   Director,
                                                                                   from
                                                                                   December,
                                                                                   1997
                                                                                   to
                                                                                   October,
                                                                                   1999,
                                                                                   Chief
                                                                                   Operating
                                                                                   Officer,
                                                                                   and
                                                                                   from
                                                                                   June,
                                                                                   1998
                                                                                   to
                                                                                   October,
                                                                                   1999,
                                                                                   Chief
                                                                                   Financial
                                                                                   Officer,
                                                                                   from
                                                                                   July,
                                                                                   1999
                                                                                   to
                                                                                   October,
                                                                                   1999,
                                                                                   Chief
                                                                                   Executive
                                                                                   Officer
                                                                                   of
                                                                                   Transamerica
                                                                                   Capital,
                                                                                   Inc.;
                                                                                   from
                                                                                   September,
                                                                                   1996
                                                                                   to
                                                                                   June,
                                                                                   1997,
                                                                                   and
                                                                                   from
                                                                                   June,
                                                                                   1998
                                                                                   to
                                                                                   October,
                                                                                   1999,
                                                                                   Chief
                                                                                   Financial
                                                                                   Officer,
                                                                                   from
                                                                                   May,
                                                                                   1996
                                                                                   to
                                                                                   October,
                                                                                   1999,
                                                                                   Director
                                                                                   and
                                                                                   from
                                                                                   June,
                                                                                   1997
                                                                                   to
                                                                                   October,
                                                                                   1998,
                                                                                   Executive
                                                                                   Vice
                                                                                   President
                                                                                   -
                                                                                   Administration,
                                                                                   from
                                                                                   October,
                                                                                   1998
                                                                                   to
                                                                                   October,
                                                                                   1999,
                                                                                   Chief
                                                                                   Executive
                                                                                   Officer,
                                                                                   of
                                                                                   Endeavor
                                                                                   Management
                                                                                   Co.;
                                                                                   from
                                                                                   May,
                                                                                   1996
                                                                                   to
                                                                                   January,
                                                                                   1997,
                                                                                   Executive
                                                                                   Vice
                                                                                   President
                                                                                   and
                                                                                   Director
                                                                                   of
                                                                                   Sales,
                                                                                   Western
                                                                                   Division
                                                                                   of
                                                                                   Transamerica
                                                                                   Capital,
                                                                                   Inc.

*Vincent J. McGuinness (65)                              Chairman of the Board    Until December 31, 1999, Director of
                                                          ======================
1901 Ocean Way                                         of Trustees                 Transamerica Capital, Inc. and Endeavor
                                                       ===========
Laguna Beach, California                                                           Management Co.; President of VJM
92651                                                                              Corporation (oil and gas); until July,
                                                                                   ===========

                                                                                   1999,
                                                                                   Chairman,
                                                                                   Chief
                                                                                   Executive
                                                                                   Officer
                                                                                   and
                                                                                   Director
                                                                                   of
                                                                                   McGuinness
                                                                                   &
                                                                                   Associates
                                                                                   and
                                                                                   VJM
                                                                                   Corporation;
                                                                                   until
                                                                                   July,
                                                                                   1996,
                                                                                   Chairman,
                                                                                   Chief
                                                                                   Executive
                                                                                   Officer
                                                                                   and
                                                                                   Director
                                                                                   of
                                                                                   McGuinness
                                                                                   Group
                                                                                   (insurance
                                                                                   marketing);
                                                                                   from
                                                                                   September,
                                                                                   1988
                                                                                   to
                                                                                   July,
                                                                                   1999,
                                                                                   Chief
                                                                                   Executive
                                                                                   Officer
                                                                                   of
                                                                                   Endeavor
                                                                                   Management
                                                                                   Co.;
                                                                                   until
                                                                                   October,
                                                                                   1998,
                                                                                   President
                                                                                   of
                                                                                   Endeavor
                                                                                   Management
                                                                                   Co.
                                                                                   Until
                                                                                   October,
                                                                                   2000,
                                                                                   Manager,
                                                                                   PFL
                                                                                   Endeavor
                                                                                   Target
                                                                                   Account
                                                                                   and
                                                                                   AUSA
                                                                                   Endeavor
                                                                                   Target
                                                                                   Account.

Timothy A. Devine (66)                                Trustee                     President, Chief Executive Officer,
                   ====
1424 Dolphin Terrace                                                               Devine Properties, Inc. (horticulture
                                                                                                            ============
Corona del Mar, California                                                         consultants); Consultant, Plant Control,
                                                                                   ============
92625                                                                              Inc. Until October, 2000, Manager, PFL
                                                                                        ====================
                                                                                   Endeavor Target Account and AUSA Endeavor
                                                                                   Target Account.

Steven L. Klosterman (49)
5973 Avenida Encinas                                   Trustee                     Since July, 1995, President of Klosterman
Suite 300                                                                          Capital Corporation (investment adviser);
Carlsbad, California 92008                                                         Investment Counselor, Robert J. Metcalf &

                                                                                   Associates, Inc. (investment adviser)
                                                                                   from August, 1990 to June, 1995.  Until
                                                                                                                     =====
                                                                                   October, 2000, Manager, PFL Endeavor
                                                                                   ==============
                                                                                   Target Account and AUSA Endeavor Target
                                                                                   Account.

Halbert D. Lindquist (53)                              Trustee                     President, Lindquist and Associates,
                                                                                                                      =
1650 E. Fort Lowell Road                                                           Inc. (investment adviser) and since
Suite 203                                                                          December, 1987 Tucson Asset Management,
Tucson, Arizona 85719-2324                                                         Inc. (commodity trading adviser), and
                                                                                   since November, 1987, Presidio
                                                                                   Securities, Inc. (broker-dealer), and
                                                                                   from January, 1998 to January 1999, Chief
                                                                                   Investment Officer and since January,
                                                                                   1999, Consultant, Blackstone Alternative
                                                                                   Asset Management.  Until October, 2000,
                                                                                                      ====================
                                                                                   Manager, PFL Endeavor Target Account and
                                                                                   AUSA Endeavor Target Account.


Keith H. Wood (65)                                    Trustee                     Since 1972, Chairman and Chief Executive
               ====
39 Main Street                                                                     Officer of Jamison, Eaton & Wood
Chatham, New Jersey 07928                                                          (investment adviser) and from 1978 to
                                                                                   December, 1997, President of Ivory & Sime
                                                                                   International, Inc. (investment adviser);
                                                                                   since 1999, President, Wood & Anthony,
                                                                                   LLC (investment adviser).  Until October,
                                                                                                              ==============
                                                                                   2000, Manager, PFL Endeavor Target
                                                                                   =====
                                                                                   Account and AUSA Endeavor Target Account.

Peter F. Muratore (67)                                Trustee                     From June, 1989 to March, 1998, President
Too Far                                                                            of OCC Distributors (broker-dealer), a
Posthouse Road                                                                     subsidiary of Oppenheimer Capital.  Until
                                                                                                                       =====
Morristown, New Jersey 07960                                                       October, 2000, Manager, PFL Endeavor
                                                                                   ==============

                                                                                   Target Account and AUSA Endeavor Target
                                                                                   Account.


P. Michael Pond (47)                                  Executive Vice- President     From November 1, 1998 to March, 2000,
                ====                                                                  ====                  =============
                                                       - Administration and        Executive Vice  President  of
                                                       Compliance                  Transamerica Capital, Inc.; from November

                                                                                   1, 1998 to October, 1999, Executive Vice
                                                                                   President  and Chief Investment Officer
                                                                                   of Endeavor Management Co.; since
                                                                                   October, 1999, President, Chief Executive
                                                                                   Officer and Chief Investment Officer of
                                                                                   Endeavor Management Co.; from November,
                                                                                   1991 to November, 1996, Chairman and
                                                                                   President of The Preferred Group of
                                                                                   Mutual Funds; from October, 1989 to
                                                                                   November, 1996, President of Caterpillar
                                                                                   ========
                                                                                   Securities Inc. and Caterpillar
                                                                                   Investment  Management Ltd.
                                                                                                ==========


 Billy J. Berger (38)                                 Chief Financial Officer      April, 1993, Manager-Financial
  ====================                                                               ============================
                                                       (Treasurer)                 Reporting, Financial Markets Division,
                                                                                   ======================================
                                                                                   AEGON USA, Inc.
                                                                                   ==========

Gail A. Hanson(57)                                     Secretary                   Since September, 1994, Vice President for
101 Federal Street                                                                 PFPC Inc. (formerly known as First Data
==================
6th Floor                                                                          Services Investor Group, Inc.) (mutual
=== =====
Boston, Massachusetts 02110                                                        fund administration).
===========================


* May be deemed an "interested person" of the Fund as defined in the 1940 Act.

+ Vincent J. McGuinness, Jr. is the son of Vincent J. McGuinness.


         No remuneration will be paid by the Fund to any Trustee or officer of the Fund who is affiliated with the Manager or the investment advisers. Each Trustee who is not an affiliated person of the Manager or the investment advisers will be reimbursed for out-of-pocket expenses and currently receives an annual fee of $18,000 , $2,500 for attendance at each Board meeting, $1,000 for each telephone Board meeting and $500 for each committee meeting. Set forth below for each of the Trustees of the Fund is the aggregate compensation paid to such Trustees for the fiscal year ended December 31, 2000.


                               COMPENSATION TABLE


Name of  Person               Aggregate Compensation    Total Compensation From
                                  From  Fund              Fund and Fund  Complex
                                                            Paid to Trustees




Vincent J. McGuinness             $    -                   $    -
                                  ======                   ======
Timothy A. Devine                 $34,000                  $37,000
                                  =======                  =======
 Steven L. Klosterman            $35,000                  $38,000
                                  =======                  ======
Halbert D. Lindquist              $31,500                  $34,300
                                  =======                  =======
Keith H. Wood                     $35,000                  $38,000
                                  =======                  =======
Peter F. Muratore                 $36,000                  $39,000
                                  =======                  =======
Vincent J. McGuinness, Jr.       $34,500                  $34,500
                          =       =======                  ======




         The Agreement and Declaration of Trust of the Fund provides that the Fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Fund, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Fund or that such indemnification would relieve any officer or Trustee of any liability to the Fund or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties. The Fund, at its expense, provides liability insurance for the benefit of its Trustees and officers.

         As of the date of this Statement of Additional Information, the officers and Trustees of the Fund as a group owned less than 1% of the outstanding shares of the Fund.

                     INVESTMENT ADVISORY AND OTHER SERVICES

The Manager


         The Fund is managed by Endeavor Management Co. (the "Manager") which, subject to the supervision and direction of the Trustees of the Fund, has overall responsibility for the general management and administration of the Fund. AUSA Holding Company ("AUSA"), an affiliate of Transamerica Life Insurance Company (formerly PFL Life Insurance Company), owns all of the outstanding common shares of the Manager and Transamerica Capital, Inc.


         The Manager is responsible for providing investment management and administrative services to the Fund and in the exercise of such responsibility selects the investment advisers for the Fund's Portfolios and monitors the investment advisers' investment programs and results, reviews brokerage matters, oversees compliance by the Fund with various federal and state statutes, and carries out the directives of the Trustees. The Manager is responsible for providing the Fund with office space, office equipment, and personnel necessary to operate and administer the Fund's business, and also supervises the provision of services by third parties such as the Fund's custodian and transfer agent. Pursuant to an administration agreement, PFPC Inc. assists the Manager in the performance of its administrative responsibilities to the Fund.


         As compensation for these services the Fund pays the Manager a monthly fee at the following annual rates of each Portfolio's average daily net assets:
Dreyfus Small Cap Value Portfolio - .80%; T. Rowe Price Equity Income  Portfolio
- .80%; T. Rowe Price Growth Stock Portfolio - .80%; Capital Guardian Value Portfolio - .85% on the first $300 million, .80% on assets over $300 million up to $500 million, .775% on assets over $500 million. The management fees paid by the Portfolios, although higher than the fees paid by most other investment companies in general, are comparable to management fees paid for similar services by many investment companies with similar investment objectives and policies. From the management fees, the Manager pays the expenses of providing investment advisory services to the Portfolios, including the fees of the investment adviser of each Portfolio.


         The Manager pays the fees and expenses of PFPC Inc. pursuant to the administration agreement and the Manager is entitled to be reimbursed for each Portfolio's portion of the fees and expenses paid by the Manager to PFPC Inc. with respect to each Portfolio. The Manager pays an annual fee equal to $650,000 plus 0.01% of the Fund's average daily net assets in excess of $1 billion. These fees are accrued daily and paid monthly.

         In addition to the management fees and allocable administrative fees, the Fund pays all expenses not assumed by the Manager, including, without limitation, expenses for legal, accounting and auditing services, interest, taxes, costs of printing and distributing reports to shareholders, proxy materials and prospectuses, charges of its custodian, transfer agent and dividend disbursing agent, registration fees, fees and expenses of the Trustees who are not affiliated persons of the Manager, insurance, brokerage costs, litigation, and other extraordinary or nonrecurring expenses. All general Fund expenses are allocated among and charged to the assets of the Portfolios of the Fund on a basis that the Trustees deem fair and equitable, which may be on the basis of relative net assets of each Portfolio or the nature of the services performed and relative applicability to each Portfolio.

         The Management Agreement continues in force for two years from its commencement date, with respect to each Portfolio, and from year to year thereafter, but only so long as its continuation as to each Portfolio is specifically approved at least annually (i) by the Trustees or by the vote of a majority of the outstanding voting securities of the Portfolio, and (ii) by the vote of a majority of the Independent Trustees, by votes cast in person at a meeting called for the purpose of voting on such approval. The Management Agreement provides that it shall terminate automatically if assigned, and that it may be terminated as to any Portfolio without penalty by the Trustees of the Fund or by vote of a majority of the outstanding voting securities of the Portfolio upon 60 days' prior written notice to the Manager, or by the Manager upon 90 days' prior written notice to the Fund, or upon such shorter notice as may be mutually agreed upon. In the event the Manager ceases to be the Manager of the Fund, the right of the Fund to use the identifying name of "Endeavor" may be withdrawn.

The Investment Advisers

         Pursuant to an investment advisory agreement with the Manager, each investment adviser to a Portfolio furnishes continuously an investment program for the Portfolio, makes investment decisions on behalf of the Portfolio, places all orders for the purchase and sale of investments for the Portfolio's account with brokers or dealers selected by such investment adviser and may perform certain limited related administrative functions in connection therewith. For its services, the Manager pays each investment adviser a fee based on a percentage of the average daily net assets of the Portfolios as follows:


          Dreyfus Small Cap Value - The Dreyfus Corporation - .375%


         T. Rowe Price Equity Income - T. Rowe Price Associates, Inc. - .40%

         T. Rowe Price Growth Stock - T. Rowe Price Associates, Inc. - .40%

         Capital Guardian Value - Capital Guardian Trust Company - .50% up to $150 million; .45% in excess of $150 million up to $300 million; .35% in excess of $300 million up to $500 million; and .30% of assets in excess of $500 million.


         Effective September 16, 1996, The Dreyfus Corporation became the investment adviser of the Dreyfus Small Cap Value Portfolio; and effective October 9, 2000 Capital Guardian became investment adviser of the Capital Guardian Value Portfolio. The investment adviser to each other Portfolio has managed the Portfolio since its inception date.


         Each investment advisory agreement will continue in force for two years from its commencement date, and from year to year thereafter, but only so long as its continuation as to a Portfolio is specifically approved at least annually
(i) by the Trustees or by the vote of a majority of the outstanding voting securities of the Portfolio, and (ii) by the vote of a majority of the Independent Trustees by votes cast in person at a meeting called for the purpose of voting on such approval. Each investment advisory agreement provides that it shall terminate automatically if assigned or if the Management Agreement with respect to the related Portfolio terminates, and that it may be terminated as to a Portfolio without penalty by the Manager, by the Trustees of the Fund or by vote of a majority of the outstanding voting securities of the Portfolio on not less than 60 days' prior written notice to the investment adviser or by the investment adviser on not less than 150 days' prior written notice to the Manager, or upon such shorter notice as may be mutually agreed upon.

         Each investment advisory agreement provides that the investment adviser shall not be subject to any liability to the Fund or the Manager for any act or omission in the course of or connected with rendering services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties on the part of the investment adviser.


         The following table shows the fees paid by each of the Portfolios and any fee waivers or reimbursements during the fiscal years ended December 31, 2000, December 31, 1999 and December 31, 1998.


                                      2000

               Investment Management Fee Investment Management Fee

                               Paid                         Waived                      Other Expenses Reimbursed

Capital Guardian Value

Portfolio................      $1,476,561                   $---                        $---
=========                      ==========                   ====                        ====

Dreyfus Small Cap Value

Portfolio................      $1,675,098                   ---                         ---
=========                      ==========                   ===                         ===

T. Rowe Price Equity Income

Portfolio................      $1,944,264                   ---                         ---
=========                      ==========                   ===                         ===

T. Rowe Price Growth Stock
==========================
Portfolio................
=========
                               $2,227,639                   ---                         ---
                               ==========                   ===                         ===





                                      1999

               Investment Management Fee Investment Management Fee

                               Paid                         Waived                      Other Expenses Reimbursed

Capital Guardian Value

Portfolio.....                 $1,856,971                   $--                         $--


Dreyfus Small  Cap Value

Portfolio.....                $1,300,689                   --                          --
           ===

T. Rowe Price  Equity

Income  Portfolio.....        $2,160,124                   --                          --

T. Rowe Price  Growth Stock
 Portfolio.....

                               $1,712,439                   --                          --



                                      1998

               Investment Management Fee Investment Management Fee

                               Paid                         Waived                      Other Expenses Reimbursed

Capital Guardian Value

Portfolio.....                 $1,901,572                   $---                        $---


Dreyfus Small  Cap Value

Portfolio.....                1,207,117                    ---                         ---
           ===

T. Rowe Price  Equity

Income  Portfolio.....        1,866,844                    ---                         ---

T. Rowe Price  Growth Stock

 Portfolio.....

                               1,255,157                    ---                         ---



         For the year ended December 31, 2000, the following Portfolios reimbursed, after waivers, the Manager for administrative expenses incurred by the Manager on behalf of the Portfolios:

Capital Guardian Value Portfolio-$72,097     T. Rowe Price Growth Stock-$102,925
                                  =======                               ======
Dreyfus Small Cap Value-$76,284             T. Rowe Price Equity Income-$92,694
                         =======                                         =====


Code of Ethics

         The Fund, its Manager, its Distributor, and each of its investment advisers, have adopted Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act. Each of these Codes of Ethics permits the personnel of their respective organizations to invest in securities for their own accounts. A copy of each of the Codes of Ethics is on public file with, and is available from the Securities and Exchange Commission.

Custodian

         Boston Safe Deposit and Trust Company, located at One Boston Place, Boston, Massachusetts 02108, serves as the custodian of the Fund. Under the custody agreement, Boston Safe holds the Portfolios' securities and keeps all necessary records and documents.

Transfer Agent


     PFPC Inc., located at 211 S. Gulph Road, King of Prussia, Pennsylvania 19406, serves as transfer agent for the Fund.


Legal Matters

     Certain legal matters are passed on for the Fund by Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington, D.C. 20036.

Independent Auditors

         Ernst & Young LLP, located at Two Commerce Square, 2001 Market Street, Suite 4000, Philadelphia, Pennsylvania 19103, serves as the Fund's independent auditors.

                              REDEMPTION OF SHARES

         The Fund may suspend redemption privileges or postpone the date of payment on shares of the Portfolios for more than seven days during any period
(1) when the New York Stock Exchange is closed or trading on the Exchange is restricted as determined by the Securities and Exchange Commission, (2) when an emergency exists, as defined by the Securities and Exchange Commission, which makes it not reasonably practicable for a Portfolio to dispose of securities owned by it or fairly to determine the value of its assets, or (3) as the Securities and Exchange Commission may otherwise permit.

         The value of the shares on redemption may be more or less than the shareholder's cost, depending upon the market value of the portfolio securities at the time of redemption.

                                 NET ASSET VALUE

         The net asset value per share of each Portfolio is determined as of the close of regular trading of the New York Stock Exchange (currently 4:00 p.m., New York City time), each day the Exchange is open for trading. Currently, the Exchange is closed on: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Portfolio securities for which the primary market is on a domestic or foreign exchange or which are traded over-the-counter and quoted on the NASDAQ System will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Portfolio securities not quoted on the NASDAQ System that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers.

         In the case of any securities which are not actively traded, reliable market quotations may not be considered to be readily available. These investments are stated at fair value as determined under the direction of the Trustees. Such fair value is expected to be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

         If any securities held by a Portfolio are restricted as to resale, their fair value will be determined following procedures approved by the Trustees. The fair value of such securities is generally determined as the amount which the Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Portfolio in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

         Notwithstanding   the  foregoing,   short-term   debt  securities  with
maturities of 60 days or less will be valued at amortized cost.

         Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the New York Stock Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the New York Stock Exchange that will not be reflected in the computation of the Portfolio's net asset value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the Fund's Board of Trustees. All securities and other assets of a Portfolio initially expressed in foreign currencies will be converted to U.S. dollar values at the mean of the bid and offer prices of such currencies against U.S. dollars last quoted on a valuation date by any recognized dealer.

                                      TAXES

Federal Income Taxes

         Each Portfolio intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). By so qualifying, a Portfolio will not be subject to federal income taxes to the extent that its net investment income and net realized capital gains are distributed.

         In order to so qualify, a Portfolio must, among other things, (1) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks or securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stocks or securities; and (2) diversify its holdings so that, at the end of each quarter of the Portfolio's taxable year, (a) at least 50% of the market value of the Portfolio's assets is represented by cash, government securities and other securities limited in respect of any one issuer to 5% of the value of the Portfolio's assets and to not more than 10% of the voting securities of such issuer, and (b) not more than 25% of the value of its assets is invested in securities of any one issuer (other than government securities).

         As a regulated investment company, a Portfolio will not be subject to federal income tax on net investment income and capital gains (short- and long-term), if any, that it distributes to its shareholders if at least 90% of its net investment income and net short-term capital gains for the taxable year are distributed, but will be subject to tax at regular corporate rates on any income or gains that are not distributed. In general, dividends will be treated as paid when actually distributed, except that dividends declared in October, November or December and made payable to shareholders of record in such a month will be treated as having been paid by the Portfolio (and received by shareholders) on December 31, provided the dividend is paid in the following January. Each Portfolio intends to satisfy the distribution requirement in each taxable year.

         The Portfolios will not be subject to the 4% federal excise tax imposed on registered investment companies that do not distribute all of their income and gains each calendar year because such tax does not apply to a registered investment company whose only shareholders are segregated asset accounts of life insurance companies held in connection with variable annuity and/or variable life insurance policies.


         The Fund intends to comply with section 817(h) of the Code and the regulations issued thereunder. As required by regulations under that section, the only shareholders of the Fund and its Portfolios will be life insurance company segregated asset accounts (also referred to as separate accounts) that fund variable life insurance or annuity contracts and the general account of Transamerica Life Insurance Company which provided the initial capital for the Portfolios of the Fund. See the prospectus or other material for the Contracts for additional discussion of the taxation of segregated asset accounts and of the owner of the particular Contract described therein.


         Section 817(h) of the Code and Treasury Department regulations thereunder impose certain diversification requirements on the segregated asset accounts investing in the Portfolios of the Fund. These requirements, which are in addition to the diversification requirements applicable to the Fund under the 1940 Act and under the regulated investment company provisions of the Code, may limit the types and amounts of securities in which the Portfolios may invest. Failure to meet the requirements of section 817(h) could result in current taxation of the owner of the Contract on the income of the Contract.

         The Fund may therefore find it necessary to take action to ensure that a Contract continues to qualify as a Contract under federal tax laws. The Fund, for example, may be required to alter the investment objectives of a Portfolio or substitute the shares of one Portfolio for those of another. No such change of investment objectives or substitution of securities will take place without notice to the shareholders of the affected Portfolio and the approval of a majority of such shareholders and without prior approval of the Securities and Exchange Commission, to the extent legally required.

         In certain foreign countries, interest and dividends are subject to a tax which is withheld by the issuer. U.S. income tax treaties with certain countries reduce the rates of these withholding taxes. The Fund intends to provide the documentation necessary to achieve the lower treaty rate of withholding whenever applicable or to seek refund of amounts withheld in excess of the treaty rate.

         Portfolios that invest in foreign securities may purchase the securities of certain foreign investment funds or trusts called passive foreign investment companies. Such trusts have been the only or primary way to invest in certain countries. In addition to bearing their proportionate share of a Portfolio's expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such trusts. Capital gains on the sale of such holdings are considered ordinary income regardless of how long a Portfolio held its investment. In addition, a Portfolio could be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders. To avoid such tax and interest, a Portfolio's investment adviser intends to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time; deductions for losses are allowable only to the extent of any gains resulting from these deemed sales for prior taxable years. Such gains will be considered ordinary income, which a Portfolio will be required to distribute even though it has not sold the security.

                   ORGANIZATION AND CAPITALIZATION OF THE FUND

         The Fund is a Massachusetts business trust organized on November 18, 1988. A copy of the Fund's Agreement and Declaration of Trust, as amended, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts.

         The Trustees of the Fund have authority to issue an unlimited number of shares of beneficial interest without par value of one or more series. Currently, the Trustees have established and designated fourteen series, four of which are described in this Statement of Additional Information. Each series of shares represents the beneficial interest in a separate Portfolio of assets of the Fund, which is separately managed and has its own investment objective and policies. The Trustees of the Fund have authority, without the necessity of a shareholder vote, to establish additional portfolios and series of shares. The shares outstanding are, and those offered hereby when issued will be, fully paid and nonassessable by the Fund. The shares have no preemptive, conversion or subscription rights and are fully transferable.

         The assets received from the sale of shares of a Portfolio, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, constitute the underlying assets of the Portfolio. The underlying assets of a Portfolio are required to be segregated on the Fund's books of account and are to be charged with the expenses with respect to that Portfolio. Any general expenses of the Fund not readily attributable to a Portfolio will be allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the Portfolio and the other Portfolios.

         Each share has one vote, with fractional shares voting proportionately. Shareholders of a Portfolio are not entitled to vote on any matter that requires a separate vote of the shares of another Portfolio but which does not affect the Portfolio. The Agreement and Declaration of Trust does not require the Fund to hold annual meetings of shareholders. Thus, there will ordinarily be no annual shareholder meetings, unless otherwise required by the 1940 Act. The Trustees of the Fund may appoint their successors until fewer than a majority of the Trustees have been elected by shareholders, at which time a meeting of shareholders will be called to elect Trustees. Under the Agreement and Declaration of Trust, any Trustee may be removed by vote of two-thirds of the outstanding shares of the Fund, and holders of 10% or more of the outstanding shares can require the Trustees to call a meeting of shareholders for the purpose of voting on the removal of one or more Trustees. If ten or more shareholders who have been such for at least six months and who hold in the aggregate shares with a net asset value of at least $25,000 inform the Trustees that they wish to communicate with other shareholders, the Trustees either will give such shareholders access to the shareholder lists or will inform them of the cost involved if the Fund forwards materials to the shareholders on their behalf. If the Trustees object to mailing such materials, they must inform the Securities and Exchange Commission and thereafter comply with the requirements of the 1940 Act.


         Transamerica Life Insurance Company will vote shares of the Fund as described under the caption "Voting Rights" in the prospectus or other material for the Contracts which accompanies the Prospectus.

         As of March 30, 2001, the Transamerica Life Insurance Company Separate Accounts VA A, VA B, VA C and VA D owned of record the following approximate percentages of the outstanding shares of each Portfolio: 96.236% of the Capital Guardian Value Portfolio; 93.833% of the Dreyfus Small Cap Value Portfolio; 96.756% of the T. Rowe Price Equity Income Portfolio; and 96.132% of the T. Rowe Price Growth Stock Portfolio. As of March 30, 2001, the AUSA Life Insurance Company, Inc. Separate Account VA BNY owned of record the following approximate percentages of the outstanding shares of each Portfolio: 3.737% of the Capital Guardian Value Portfolio; 3.446% of the Dreyfus Small Cap Value Portfolio; 3.310% of the T. Rowe Price Equity Income Portfolio; and 3.696% of the T. Rowe Price Growth Stock Portfolio. As of March 30, 2001, the People's Benefit Life Insurance Company Separate Account V owned of record approximately 2.630% of the outstanding shares of the Dreyfus Small Cap Value Portfolio.


         Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts and obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or the Trustees. The Agreement and Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any shareholders held personally liable for obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations. The likelihood of such circumstances is remote.

                              FINANCIAL STATEMENTS


         The financial statements of the Capital Guardian Value Portfolio, Dreyfus Small Cap Value Portfolio, T. Rowe Price Equity Income Portfolio and T. Rowe Price Growth Stock Portfolio, for the fiscal period ended December 31, 2000, including notes to the financial statements and financial highlights and the Report of Ernst & Young LLP, Independent Auditors, are included in the Fund's Annual Report to Shareholders . A copy of the Annual Report accompanies this Statement of Additional Information. The financial statements (including the Report of Independent Auditors) included in the Annual Report are incorporated herein by reference.

                                    APPENDIX

                               SECURITIES RATINGS

Standard & Poor's Bond Ratings

         A Standard & Poor's corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong. Debt rated "AA" has a very strong capacity to pay interest and to repay principal and differs from the highest rated issues only in small degree. Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt of a higher rated category. Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and to repay principal for debt in this category than for higher rated categories. Bonds rated "BB", "B", "CCC" and "CC" are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. The rating "C" is reserved for income bonds on which no interest is being paid. Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears. The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Moody's Bond Ratings

         Bonds which are rated "Aaa" are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Moody's applies numerical modifiers 1, 2 and 3 in the Aa and A rating categories. The modifier 1 indicates that the security ranks at a higher end of the rating category, modifier 2 indicates a mid-range rating and the modifier 3 indicates that the issue ranks at the lower end of the rating category. Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future. Bonds which are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Standard & Poor's Commercial Paper Ratings

         "A" is the highest commercial paper rating category utilized by Standard & Poor's, which uses the numbers "1+", "1", "2" and "3" to denote relative strength within its "A" classification. Commercial paper issuers rated "A" by Standard & Poor's have the following characteristics. Liquidity ratios are better than industry average. Long-term debt rating is "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow are in an upward trend. Typically, the issuer is a strong company in a well-established industry and has superior management. Issues rated "B" are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities. The rating "C" is assigned to short-term debt obligations with a doubtful capacity for repayment. An issue rated "D" is either in default or is expected to be in default upon maturity.

Moody's Commercial Paper Ratings

         "Prime-1" is the highest commercial paper rating assigned by Moody's, which uses the numbers "1", "2" and "3" to denote relative strength within its highest classification of Prime. Commercial paper issuers rated Prime by Moody's have the following characteristics. Their short-term debt obligations carry the smallest degree of investment risk. Margins of support for current indebtedness are large or stable with cash flow and asset protection well assured. Current liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available. While protective elements may change over the intermediate or longer terms, such changes are most unlikely to impair the fundamentally strong position of short-term obligations.

Fitch IBCA, Inc. Commercial Paper Ratings. Fitch Investors Service L.P. employs the rating F-1+ to indicate issues regarded as having the strongest degree of assurance for timely payment. The rating F-1 reflects an assurance of timely payment only slightly less in degree than issues rated F-1+, while the rating F-2 indicates a satisfactory degree of assurance for timely payment, although the margin of safety is not as great as indicated by the F-1+ and F-1 categories.

Duff & Phelps Inc. Commercial Paper Ratings. Duff & Phelps Inc. employs the designation of Duff 1 with respect to top grade commercial paper and bank money instruments. Duff 1+ indicates the highest certainty of timely payment: short-term liquidity is clearly outstanding, and safety is just below risk-free U.S. Treasury short-term obligations. Duff 1- indicates high certainty of timely payment. Duff 2 indicates good certainty of timely payment: liquidity factors and company fundamentals are sound.

Thomson BankWatch, Inc. ("BankWatch") Commercial Paper Ratings. BankWatch will assign both short-term debt ratings and issuer ratings to the issuers it rates. BankWatch will assign a short-term rating ("TBW-1", "TBW-2", "TBW-3", or "TBW-4") to each class of debt (e.g., commercial paper or non-convertible debt), having a maturity of one-year or less, issued by a holding company structure or an entity within the holding company structure that is rated by BankWatch. Additionally, BankWatch will assign an issuer rating ("A", "A/B", "B", "B/C", "C", "C/D", "D", "D/E", and "E") to each issuer that it rates.

         Various of the NRSROs utilize rankings within rating categories indicated by a + or -. The Portfolios, in accordance with industry practice, recognize such rankings within categories as graduations, viewing for example Standard & Poor's rating of A-1+ and A-1 as being in Standard & Poor's highest rating category.

                       STATEMENT OF ADDITIONAL INFORMATION

                             ENDEAVOR(SM) SERIES TRUST


         This Statement of Additional Information provides supplementary information pertaining to shares of three of the thirteen investment portfolios ("Portfolios") of Endeavor Series Trust (the "Fund"), a diversified, open-end, management investment company. This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus dated May 1, 2001 for the T. Rowe Price International Stock Portfolio, the Dreyfus Small Cap Value Portfolio and the Endeavor Enhanced Index Portfolio of the Fund (the "Prospectus") which may be obtained by writing the Fund at 4333 Edgewood Road N.E., Cedar Rapids, Iowa 52499-0001 or by calling (800) 525-6205. Unless otherwise defined herein, capitalized terms have the meanings given to them in the Prospectus.

         The date of this Statement of Additional Information is May 1, 2001.


         Endeavor(SM) is a registered service mark of Endeavor Management Co.

                                Table of Contents

                                                                         Page

INVESTMENT OBJECTIVES AND POLICIES.........................................4
         Convertible Securities............................................4
         Depositary Receipts...............................................4
         Exchange Traded Funds.............................................5
         Foreign Currency Transactions.....................................5
         Foreign Securities................................................8
         Forward Commitments, When-Issued and Delayed Delivery Securities..9
         Hybrid Instruments................................................9
         Illiquid Securities..............................................10
         Investment Grade Corporate Debt Securities.......................10
         Money Market Securities..........................................10
         Mortgage-Backed Securities.......................................11
         Options and Futures Strategies...................................12
         Other Investment Companies.......................................16
         Passive Foreign Investment Companies.............................17
         Portfolio Turnover...............................................18
         Preferred Stocks.................................................18
         Repurchase Agreements............................................18
         Reverse Repurchase Agreements....................................18
         Rights and Warrants..............................................19
         Securities Loans.................................................19
         Short Sales......................................................19
         U.S. Government Securities.......................................19
         Zero Coupon Bonds, Deferred Interest Bonds and PIK Bonds.........20

INVESTMENT RESTRICTIONS...................................................20
         Other Policies...................................................22

PERFORMANCE INFORMATION...................................................22
         Non-Standardized Performance.....................................22

PORTFOLIO TRANSACTIONS....................................................23
         Brokerage Enhancement Plan.......................................24

MANAGEMENT OF THE FUND....................................................26
         Trustees and Officers............................................26

INVESTMENT ADVISORY AND OTHER SERVICES....................................31
         The Manager......................................................31
         The Investment Advisers..........................................33
         Code of Ethics...................................................35
         Custodian........................................................35
         Transfer Agent...................................................35
         Legal Matters....................................................35
         Independent Auditors.............................................35

REDEMPTION OF SHARES......................................................35

NET ASSET VALUE...........................................................36

TAXES.....................................................................37
         Federal Income Taxes.............................................37

ORGANIZATION AND CAPITALIZATION OF THE FUND...............................38

FINANCIAL STATEMENTS......................................................40

APPENDIX.................................................................A-1



                               ..................

         No person has been authorized to give any information or to make any representation not contained in this Statement of Additional Information or in the Prospectus and, if given or made, such information or representation must not be relied upon as having been authorized. This Statement of Additional Information does not constitute an offering of any securities other than the registered securities to which it relates or an offer to any person in any state or other jurisdiction of the United States or any country where such offer would be unlawful.

                       INVESTMENT OBJECTIVES AND POLICIES


     The following information supplements the discussion of the investment objectives and policies of the Portfolios in the Prospectus. The Fund is managed by Endeavor Management Co. The Manager has selected Rowe Price-Fleming International, Inc. as investment adviser for the T. Rowe Price International Stock Portfolio, The Dreyfus Corporation as investment adviser for the Dreyfus Small Cap Value Portfolio and J.P Morgan Investment Management Inc. as investment adviser for the Endeavor Enhanced Index Portfolio.


 Convertible Securities (All Portfolios)

         A Portfolio may invest in convertible securities of domestic and, subject to the Portfolio's investment strategy, foreign issuers. The convertible securities in which a Portfolio may invest include any debt securities or preferred stock which may be converted into common stock or which carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time.

         Convertible securities may be converted at either a stated price or stated rate into underlying shares of common stock. Although to a lesser extent than with fixed-income securities, the market of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

         Convertible securities are investments that provide for a stable stream of income with generally higher yields than common stocks. There can be no assurance of current income because the issuers of the convertible securities may default on their obligations. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate. Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.

Depositary Receipts (All Portfolios)

         A Portfolio may purchase foreign securities in the form of American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts or other securities convertible into securities of corporations in which the Portfolio is permitted to invest pursuant to its investment objectives and policies. These securities may not necessarily be denominated in the same currency into which they may be converted. Depositary receipts are receipts typically issued by a U.S. or foreign bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. Because American Depositary Receipts are listed on a U.S. securities exchange, the Portfolio's investment adviser does not treat them as foreign securities. However, like other depositary receipts, American Depositary Receipts are subject to many of the risks of foreign securities such as changes in exchange rates and more limited information about foreign issuers.

Exchange Traded Funds (ETFs) (T. Rowe Price International and Endeavor Enhanced Index Portfolios)

         ETFs are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A Portfolio could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities it is designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

Foreign Currency Transactions (T. Rowe Price International Stock Portfolio)


         Foreign Currency Exchange Transactions. The Portfolio may engage in foreign currency exchange transactions to protect against uncertainty in the level of future exchange rates. The investment adviser to the Portfolio may engage in foreign currency exchange transactions in connection with the purchase and sale of portfolio securities ("transaction hedging"), and to protect the value of specific portfolio positions ("position hedging").

         The Portfolio may engage in "transaction hedging" to protect against a change in the foreign currency exchange rate between the date on which the Portfolio contracts to purchase or sell the security and the settlement date, or to "lock in" the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. For that purpose, the Portfolio may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in or exposed to that foreign currency.

         If conditions warrant, the Portfolio may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts as a hedge against changes in foreign currency exchange rates between the trade and settlement dates on particular transactions and not for speculation. A foreign currency forward contract is a negotiated agreement to exchange currency at a future time at a rate or rates that may be higher or lower than the spot rate. Foreign currency futures contracts are standardized exchange-traded contracts and have margin requirements.

         For transaction hedging purposes, the Portfolio may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives the Portfolio the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the Portfolio the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the Portfolio the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the Portfolio the right to purchase a currency at the exercise price until the expiration of the option.

         The Portfolio may engage in "position hedging" to protect against a decline in the value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated, or quoted or exposed (or an increase in the value of currency for securities which the Portfolio intends to buy, when it holds cash reserves and short-term investments). For position hedging purposes, the Portfolio may purchase or sell foreign currency futures contracts and foreign currency forward contracts, and may purchase put or call options on foreign currency futures contracts and on foreign currencies on exchanges or over-the-counter markets. In connection with position hedging, the Portfolio may also purchase or sell foreign currency on a spot basis.

         The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

         It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Portfolio is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Portfolio is obligated to deliver.

         Hedging transactions involve costs and may result in losses. The Portfolio may write covered call options on foreign currencies to offset some of the costs of hedging those currencies. The Portfolio will engage in over-the-counter transactions only when appropriate exchange-traded transactions are unavailable and when, in the opinion of the Portfolio's investment adviser, the pricing mechanism and liquidity are satisfactory and the participants are responsible parties likely to meet their contractual obligations. The Portfolio's ability to engage in hedging and related option transactions may be limited by tax considerations.

         Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the Portfolio owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in the value of such currency.

         Currency Forward and Futures Contracts. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the Commodity Futures Trading Commission ("CFTC"), such as the New York Mercantile Exchange. A Portfolio would enter into foreign currency futures contracts solely for hedging or other appropriate investment purposes as defined in CFTC regulations.

         Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in any given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward foreign exchange contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

         At the maturity of a forward or futures contract, the Portfolio may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

         Positions in foreign currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the Portfolio intends to purchase or sell foreign currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there can be no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the Portfolio would continue to be required to make daily cash payments of variation margin.

         Foreign  Currency  Options.   Options  on  foreign  currencies  operate
similarly to options on securities, and are traded primarily in the over-the-counter market, although options on foreign currencies have recently been listed on several exchanges. Such options will be purchased or written only when the Portfolio's investment adviser believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence foreign exchange rates and investments generally. The investment adviser for the Endeavor High Yield Portfolio does not intend to engage in foreign currency options.

         The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S. dollar, and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

         There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

         Foreign Currency Conversion. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer.

Foreign Securities (All Portfolios)

         A Portfolio may invest in foreign equity and debt securities or U.S. securities traded in foreign markets. In addition to securities issued by foreign companies, permissible investments may also consist of obligations of foreign branches of U.S. banks and of foreign banks, including European certificates of deposit, European time deposits, Canadian time deposits, Yankee certificates of deposit, Eurodollar bonds and Yankee bonds. The Portfolio may also invest in Canadian commercial paper and Europaper. These instruments may subject the Portfolio to additional investment risks from those related to investments in obligations of U.S. issuers. See the prospectus for a discussion of the risks of investing in foreign securities. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

         The debt obligations of foreign governments and entities may or may not be supported by the full faith and credit of the foreign government. A Portfolio may buy securities issued by certain "supra-national" entities, which include entities designated or supported by governments to promote economic reconstruction or development, international banking organizations and related government agencies. Examples are the International Bank for Reconstruction and Development (commonly called the "World Bank"), the Asian Development bank and the Inter-American Development Bank.

         The governmental members of these supranational entities are "stockholders" that typically make capital contributions and may be committed to make additional capital contributions if the entity is unable to repay its borrowings. A supra-national entity's lending activities may be limited to a percentage of its total capital, reserves and net income. There can be no assurance that the constituent foreign governments will continue to be able or willing to honor their capitalization commitments for those entities.

Forward Commitments, When-Issued and Delayed Delivery Securities(All Portfolios)


         A Portfolio may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made.

         A Portfolio may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement.

         Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis the Portfolio will hold liquid assets in a segregated account at the Portfolio's custodian bank worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

         Purchases made under such conditions may involve the risk that yields secured at the time of commitment may be lower than otherwise available by the time settlement takes place, causing an unrealized loss to the Portfolio. In addition, when the Portfolio engages in such purchases, it relies on the other party to consummate the sale. If the other party fails to perform its obligations, the Portfolio may miss the opportunity to obtain a security at a favorable price or yield. Although a Portfolio will generally enter into forward commitments to purchase securities with the intention of actually acquiring the security for its portfolio (or for delivery pursuant to options contracts it has entered into), the Portfolio may dispose of a security prior to settlement if its investment adviser deems it advisable to do so. The Portfolio may realize short-term gains or losses in connection with such sales.

Hybrid Instruments (T. Rowe Price International Stock Portfolio)
================== =============================================

         The T. Rowe Price International Stock Portfolio may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments have recently been developed and combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument. Often these hybrid instruments are indexed to the price of a commodity, particular currency, or a domestic or foreign debt or equity securities index. Hybrid instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity. Hybrid instruments may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of such an instrument could be zero. Hybrid instruments can have volatile prices and limited liquidity and their use by the Portfolio may not be successful.

Illiquid Securities (All Portfolios)

         Each Portfolio may invest up to 15% of its net assets in illiquid securities and other securities which are not readily marketable, including non-negotiable time deposits, certain restricted securities not deemed by the Fund's Trustees to be liquid and repurchase agreements with maturities longer than seven days. Securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, which have been determined to be liquid, will not be considered by the Portfolios' investment advisers to be illiquid or not readily marketable and, therefore, are not subject to the aforementioned 15% limit. The inability of a Portfolio to dispose of illiquid or not readily marketable investments readily or at a reasonable price could impair the Portfolio's ability to raise cash for redemptions or other purposes. The liquidity of securities purchased by a Portfolio which are eligible for resale pursuant to Rule 144A will be monitored by the Portfolios' investment advisers on an ongoing basis, subject to the oversight of the Trustees. In the event that such a security is deemed to be no longer liquid, a Portfolio's holdings will be reviewed to determine what action, if any, is required to ensure that the retention of such security does not result in a Portfolio having more than 15% of its assets invested in illiquid or not readily marketable securities.

Investment Grade Corporate Debt Securities (All Portfolios except Dreyfus Small Cap Value Portfolio)

         Debt securities are rated by national bond ratings agencies. Securities rated BBB by Standard & Poor's Ratings Services ("Standard & Poor's") or Baa by Moody's Investors Service, Inc. ("Moody's") are considered investment grade securities, but are somewhat riskier than higher rated investment grade obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics and may be speculative. See the Appendix to this Statement of Additional Information for a description of the various securities ratings.


Money Market Securities (All Portfolios)
-----------------------

         Money market securities in which the Portfolios may invest include U.S. government securities, U.S. dollar denominated instruments (such as bankers' acceptances, commercial paper, domestic or Yankee certificates of deposit and Eurodollar obligations) issued or guaranteed by bank holding companies in the United States, their subsidiaries and their foreign branches. These bank obligations may be general obligations of the parent bank holding company or may be limited to the issuing entity by the terms of the specific obligation or by government regulation.


         Obligations of the World Bank are supported by subscribed but unpaid commitments of its member countries. There can be no assurance that these commitments will be undertaken or complied with in the future.


         Other money market securities in which a Portfolio may invest also include certain variable and floating rate instruments and participations in corporate loans to corporations in whose commercial paper or other short-term obligations a Portfolio may invest. Because the bank issuing the participations does not guarantee them in any way, they are subject to the credit risks generally associated with the underlying corporate borrower. To the extent that a Portfolio may be regarded as a creditor of the issuing bank (rather than of the underlying corporate borrower under the terms of the loan participation), the Portfolio may also be subject to credit risks associated with the issuing bank. The secondary market, if any, for these loan participations is extremely limited and any such participations purchased by a Portfolio will be regarded as illiquid.

         A Portfolio may also invest in bonds and notes with remaining maturities of thirteen months or less, variable rate notes and variable amount master demand notes. A variable amount master demand note differs from ordinary commercial paper in that it is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased from time to time by the holder (subject to an agreed maximum) or decreased by the holder or the issuer, it is payable on demand, the rate of interest payable on it varies with an agreed formula and it is typically not rated by a rating agency. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for them. Any variable amount master demand note purchased by a Portfolio will be regarded as an illiquid security.


         The Portfolios will invest only in high quality money market instruments, i.e., securities which have been assigned the highest quality ratings by nationally recognized statistical rating organizations ("NRSROs") such as "A-1" by Standard & Poor's or "Prime-1" by Moody's , or if not rated, determined to be of comparable quality by the Portfolio's investment adviser.


Mortgage-Backed Securities (T. Rowe Price International Stock Portfolio)
--------------------------

         The mortgage-backed securities in which a Portfolio invests represent participation interests in pools of mortgage loans which are guaranteed by agencies or instrumentalities of the U.S. government. However, the guarantee of these types of securities runs only to the principal and interest payments and not to the market value of such securities. In addition, the guarantee only runs to the portfolio securities held by the Portfolio and not the purchase of shares of the Portfolio.

         Mortgage-backed securities are issued by lenders such as mortgage bankers, commercial banks, and savings and loan associations. Such securities differ from conventional debt securities which provide for periodic payment of interest in fixed amounts (usually semiannually) with principal payments at maturity or specified call dates. Mortgage-backed securities provide for monthly payments which are, in effect, a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. Principal prepayments result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages.

         The yield of mortgage-backed securities is based on the average life of the underlying pool of mortgage loans, which is computed on the basis of the maturities of the underlying instruments. The actual life of any particular pool may be shortened by unscheduled or early payments of principal and interest. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to accurately predict the average life of a particular pool. For pools of fixed rate 30-year mortgages, it has been common practice to assume that prepayments will result in a 12-year average life. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by the Portfolio to differ from the yield calculated on the basis of the average life of the pool. In addition, if any of these mortgage-backed securities are purchased at a premium, the premium may be lost in the event of early prepayment which may result in a loss to the Portfolio.

         Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments will most likely decline. Reinvestment by the Portfolio of scheduled principal payments and unscheduled prepayments may occur at higher or lower rates than the original investment, thus affecting the yield of the Portfolio. Monthly interest payments received by the Portfolio have a compounding effect which will increase the yield to shareholders as compared to debt obligations that pay interest semiannually. Because of the reinvestment of prepayments of principal at current rates, mortgage-backed securities may be less effective than Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. Also, although the value of debt securities may increase as interest rates decline, the value of these pass-through type of securities may not increase as much due to the prepayment feature.


 Options and Futures Strategies (All Portfolios)
--------------------------------

         A Portfolio may seek to increase the current return on its investments by writing covered call or covered put options. In addition, a Portfolio may at times seek to hedge against either a decline in the value of its portfolio securities or an increase in the price of securities which its investment adviser plans to purchase through the writing and purchase of options including options on stock indices and the purchase and sale of futures contracts and related options. A Portfolio may utilize options or futures contracts and related options for other than hedging purposes to the extent that the aggregate initial margins and premiums do not exceed 5% of the Portfolio's net asset value. The investment adviser to the Dreyfus Small Cap Value Portfolio does not presently intend to utilize options or futures contracts and related options but may do so in the future. Expenses and losses incurred as a result of such hedging strategies will reduce a Portfolio's current return.


         The ability of a Portfolio to engage in the options and futures strategies described below will depend on the availability of liquid markets in such instruments. Markets in options and futures with respect to stock indices and U.S. government securities are relatively new and still developing. It is impossible to predict the amount of trading interest that may exist in various types of options or futures. Therefore no assurance can be given that a Portfolio will be able to utilize these instruments effectively for the purposes stated below.

         Writing Covered Options on Securities. A Portfolio may write covered call options and covered put options on optionable securities of the types in which it is permitted to invest from time to time as its investment adviser determines is appropriate in seeking to attain the Portfolio's investment objective. Call options written by a Portfolio give the holder the right to buy the underlying security from the Portfolio at a stated exercise price; put options give the holder the right to sell the underlying security to the Portfolio at a stated price.

         A Portfolio may only write call options on a covered basis or for cross-hedging purposes and will only write covered put options. A put option would be considered "covered" if the Portfolio owns an option to sell the underlying security subject to the option having an exercise price equal to or greater than the exercise price of the "covered" option at all times while the put option is outstanding. A call option is covered if the Portfolio owns or has the right to acquire the underlying securities subject to the call option (or comparable securities satisfying the cover requirements of securities exchanges) at all times during the option period. A call option is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against another security which the Portfolio owns or has the right to acquire. In the case of a call written for cross-hedging purposes or a put option, the Portfolio will maintain in a segregated account at the Fund's custodian bank liquid assets with a value equal to or greater than the Portfolio's obligation under the option. A Portfolio may also write combinations of covered puts and covered calls on the same underlying security.

         A Portfolio will receive a premium from writing an option, which increases the Portfolio's return in the event the option expires unexercised or is terminated at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option, and the volatility of the market price of the underlying security. By writing a call option, a Portfolio will limit its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, a Portfolio will assume the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market price, resulting in a potential capital loss if the purchase price exceeds the market price plus the amount of the premium received.

         A Portfolio may terminate an option which it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The Portfolio will realize a profit (or loss) from such transaction if the cost of such transaction is less (or more) than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option may be offset in whole or in part by unrealized appreciation of the underlying security owned by the Portfolio.

         Purchasing Put and Call Options on Securities. A Portfolio may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. This protection is provided during the life of the put option since the Portfolio, as holder of the put, is able to sell the underlying security at the exercise price regardless of any decline in the underlying security's market price. For the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, any profit which the Portfolio might otherwise have realized on the underlying security will be reduced by the premium paid for the put option and by transaction costs.

         A Portfolio may also purchase a call option to hedge against an increase in price of a security that it intends to purchase. This protection is provided during the life of the call option since the Portfolio, as holder of the call, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. For the purchase of a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. By using call options in this manner, any profit which the Portfolio might have realized had it bought the underlying security at the time it purchased the call option will be reduced by the premium paid for the call option and by transaction costs.

         No Portfolio intends to purchase put or call options if, as a result of any such transaction, the aggregate cost of options held by the Portfolio at the time of such transaction would exceed 5% of its total assets.

         Purchase and Sale of Options and Futures on Stock Indices. A Portfolio may purchase and sell options on stock indices and stock index futures contracts either as a hedge against movements in the equity markets or for other investment purposes.

         Options on stock indices are similar to options on specific securities except that, rather than the right to take or make delivery of the specific security at a specific price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of that stock index is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike options on specific securities, all settlements of options on stock indices are in cash and gain or loss depends on general movements in the stocks included in the index rather than price movements in particular stocks. Currently options traded include the Standard & Poor's 500 Composite Stock Price Index, the NYSE Composite Index, the AMEX Market Value Index, the National Over-The-Counter Index, the Nikkei 225 Stock Average Index, the Financial Times Stock Exchange 100 Index and other standard broadly based stock market indices. Options are also traded in certain industry or market segment indices such as the Pharmaceutical Index.

         A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of securities is made.

         If a Portfolio's investment adviser expects general stock market prices to rise, it might purchase a call option on a stock index or a futures contract on that index as a hedge against an increase in prices of particular equity securities it wants ultimately to buy for the Portfolio. If in fact the stock index does rise, the price of the particular equity securities intended to be purchased may also increase, but that increase would be offset in part by the increase in the value of the Portfolio's index option or futures contract resulting from the increase in the index. If, on the other hand, the Portfolio's investment adviser expects general stock market prices to decline, it might purchase a put option or sell a futures contract on the index. If that index does in fact decline, the value of some or all of the equity securities held by the Portfolio may also be expected to decline, but that decrease would be offset in part by the increase in the value of the Portfolio's position in such put option or futures contract.

         Purchase and Sale of Interest Rate Futures. A Portfolio may purchase and sell interest rate futures contracts on fixed income securities or indices of such securities, including municipal indices and any other indices of fixed income securities that may become available for trading either for the purpose of hedging its portfolio securities against the adverse effects of anticipated movements in interest rates or for other investment purposes.

         A Portfolio may sell interest rate futures contracts in anticipation of an increase in the general level of interest rates. Generally, as interest rates rise, the market value of the securities held by a Portfolio will fall, thus reducing the net asset value of the Portfolio. This interest rate risk can be reduced without employing futures as a hedge by selling such securities and either reinvesting the proceeds in securities with shorter maturities or by holding assets in cash. However, this strategy entails increased transaction costs in the form of dealer spreads and brokerage commissions and would typically reduce the Portfolio's average yield as a result of the shortening of maturities.

         The sale of interest rate futures contracts provides a means of hedging against rising interest rates. As rates increase, the value of a Portfolio's short position in the futures contracts will also tend to increase thus offsetting all or a portion of the depreciation in the market value of the Portfolio's investments that are being hedged. While the Portfolio will incur commission expenses in selling and closing out futures positions (which is done by taking an opposite position in the futures contract), commissions on futures transactions are lower than transaction costs incurred in the purchase and sale of portfolio securities.

         A  Portfolio   may  purchase   interest   rate  futures   contracts  in
anticipation of a decline in interest rates when it is not fully invested. As such purchases are made, it is expected that an equivalent amount of futures contracts will be closed out.


         A Portfolio will enter into futures contracts which are traded on national or foreign futures exchanges, and are standardized as to maturity date and the underlying financial instrument. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the CFTC. Futures are traded in London at the London International Financial Futures Exchange, in Paris, at the MATIF, and in Tokyo at the Tokyo Stock Exchange.


         Options on Futures Contracts. A Portfolio may purchase and write call and put options on stock index and interest rate futures contracts. A Portfolio may use such options on futures contracts in connection with its hedging strategies in lieu of purchasing and writing options directly on the underlying securities or stock indices or purchasing or selling the underlying futures. For example, a Portfolio may purchase put options or write call options on stock index futures or interest rate futures, rather than selling futures contracts, in anticipation of a decline in general stock market prices or rise in interest rates, respectively, or purchase call options or write put options on stock index or interest rate futures, rather than purchasing such futures, to hedge against possible increases in the price of equity securities or debt securities, respectively, which the Portfolio intends to purchase.

         In connection with transactions in stock index options, stock index futures, interest rate futures and related options on such futures, a Portfolio will be required to deposit as "initial margin" an amount of cash and short-term U.S. government securities. The current initial margin requirement per contract is approximately 2% of the contract amount. Thereafter, subsequent payments (referred to as "variation margin") are made to and from the broker to reflect changes in the value of the futures contract. Brokers may establish deposit requirements higher than exchange minimums.

         Limitations. A Portfolio will not purchase or sell futures contracts or options on futures contracts or stock indices for non-hedging purposes if, as a result, the sum of the initial margin deposits on its existing futures contracts and related options positions and premiums paid for options on futures contracts or stock indices would exceed 5% of the net assets of the Portfolio.

         Risks of Options and Futures Strategies. The effective use of options and futures strategies depends, among other things, on a Portfolio's ability to terminate options and futures positions at times when its investment adviser deems it desirable to do so. Although a Portfolio will not enter into an option or futures position unless its investment adviser believes that a liquid market exists for such option or future, there can be no assurance that a Portfolio will be able to effect closing transactions at any particular time or at an acceptable price. The investment advisers generally expect that options and futures transactions for the Portfolios will be conducted on recognized exchanges. In certain instances, however, a Portfolio may purchase and sell options in the over-the-counter market. The staff of the Securities and Exchange Commission considers over-the-counter options to be illiquid. A Portfolio's ability to terminate option positions established in the over-the-counter market may be more limited than in the case of exchange traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Portfolio.

         The use of options and futures involves the risk of imperfect correlation between movements in options and futures prices and movements in the price of the securities that are the subject of the hedge. The successful use of these strategies also depends on the ability of a Portfolio's investment adviser to forecast correctly interest rate movements and general stock market price movements. This risk increases as the composition of the securities held by the Portfolio diverges from the composition of the relevant option or futures contract.


Other Investment Companies (All Portfolios)

         In connection with its investments in accordance with the various investment disciplines, a Portfolio may invest up to 10% of its total assets in shares of other investment companies investing exclusively in securities in which it may otherwise invest. Because of restrictions on direct investment by U.S. entities in certain countries, other investment companies may provide the most practical or only way for a Portfolio to invest in certain markets. Such investments may involve the payment of substantial premiums above the net asset value of those investment companies' portfolio securities and are subject to limitations under the Investment Company Act of 1940, as amended ("1940 Act").

         Each Portfolio does not intend to invest in other investment companies unless, in the investment adviser's judgment, the potential benefits exceed associated costs. As a shareholder in an investment company, a Portfolio bears its ratable share of that investment company's expenses, including advisory and administration fees. If the Endeavor Janus Growth Portfolio invests in a Janus money market fund, the Portfolio's investment adviser will remit to the Portfolio the fees it receives from the Janus money market fund to the extent such fees are based on the Portfolio's assets.

         It is expected that the T. Rowe Price International Stock Portfolio will invest its cash reserves primarily in a money market fund established for the exclusive use of the T. Rowe Price family of mutual funds and other clients of the Portfolio's investment adviser. The T. Rowe Price Reserve Investment Fund ("RIF") and Government Reserve Investment Fund ("GRF") are series of T. Rowe Price Reserve Investment Funds, Inc. Additional series may be created in the future. The RIF and GRF were created and operate under an exemptive order issued by the Securities and Exchange Commission that permits the Portfolio to invest up to 25% of its assets in RIF or GRF.

         The RIF and GRF must comply with the requirements of Rule 2a-7 under the 1940 Act governing money market funds. The RIF invests at least 95% of its total assets in prime money market instruments receiving the highest credit rating. The GRF invests primarily in a portfolio of U.S. government-backed securities, primarily Treasury, and repurchase agreements thereon.

         The RIF and GRF provide a very efficient means of managing the cash reserves of the Portfolios. While the RIF and GRF do not pay an advisory fee to its investment adviser, they will incur other expenses. However, the RIF and GRF are expected by their investment adviser to operate at very low expense ratios. The Portfolio will only invest in RIF and GRF to the extent it is consistent with its objective and program.

         In addition to the above, pursuant to an exemptive order issued by the Securities and Exchange Commission, each Portfolio may invest its uninvested cash in shares of the Endeavor Money Market Portfolio if, in the opinion of the Portfolio's investment adviser, such investment is in the Portfolio's best interests.

Passive  Foreign  Investment   Companies  (T.  Rowe  Price  International  Stock
Portfolio)


         A Portfolio may purchase the securities of certain foreign investment funds or trusts called passive foreign investment companies. Such trusts have been the only or primary way to invest in certain countries. In addition to bearing their proportionate share of the Portfolio's expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such trusts. Capital gains on the sale of such holdings are considered ordinary income regardless of how long the Portfolio held its investment. In addition, the Portfolio may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders.

         To avoid such tax and interest, the Portfolio intends to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time; deductions for losses are allowable only to the extent of any gains resulting from these deemed sales for prior taxable years. Such gains and losses will be treated as ordinary income. The Portfolio will be required to distribute any resulting income even though it has not sold the security and received cash to pay such distributions.

Portfolio Turnover

         While it is impossible to predict portfolio turnover rates, the investment advisers to the Portfolios other than the Dreyfus Small Cap Value Portfolio anticipate that portfolio turnover will generally not exceed 100% per year. The investment adviser to the Dreyfus Small Cap Value Portfolio anticipates that the Portfolio's portfolio turnover rate will generally not exceed 200%. Higher portfolio turnover rates usually generate additional brokerage commissions and expenses.

Preferred Stocks (All Portfolios except Dreyfus Small Cap Value Portfolio)
================ =========================================================

         A Portfolio may purchase preferred stock. Preferred stock, unlike common stock, has a stated dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. "Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid.

         If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, which can be a negative feature when interest rates decline. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation. Preferred stock may be "participating" stock, which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stock on distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

Repurchase Agreements (All Portfolios except Endeavor Enhanced Index Portfolio)
===================== =========================================================


         Each of the Portfolios may enter into repurchase agreements with a bank, broker-dealer, or other financial institution but no Portfolio may invest more than 15% of its net assets in illiquid securities, including repurchase agreements having maturities of greater than seven days. A Portfolio may enter into repurchase agreements, provided the Fund's custodian always has possession of securities serving as collateral whose market value at least equals the amount of the repurchase obligation. To minimize the risk of loss a Portfolio will enter into repurchase agreements only with financial institutions which are considered by its investment adviser to be creditworthy. If an institution enters an insolvency proceeding, the resulting delay in liquidation of the securities serving as collateral could cause a Portfolio some loss, as well as legal expense, if the value of the securities declines prior to liquidation.


Reverse Repurchase Agreements (All Portfolios except Endeavor Enhanced Index Portfolio)

         Each Portfolio is permitted to enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. For the purposes of the 1940 Act it is considered a form of borrowing by the Portfolio and, therefore, is a form of leverage. Leverage may cause any gains or losses of the Portfolio to be magnified.

Rights and Warrants (All Portfolios except Dreyfus Small Cap Value Portfolio)
=================== =========================================================

         A Portfolio may purchase rights and warrants. Warrants basically are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. These investments carry the risk that they may be worthless to the Portfolio at the time it may exercise its rights, due to the fact that the underlying securities have a market value less than the exercise price.


Securities Loans (All Portfolios)
----------------

         Each Portfolio may lend its portfolio securities to qualified institutional buyers for the purpose of realizing additional income. Each of the Portfolios may pay reasonable finders', administrative and custodial fees in connection with loans of its portfolio securities. Such loans must be continuously secured by liquid assets at least equal to the market value of the securities loaned. Although voting rights or the right to consent accompanying loaned securities pass to the borrower, a Portfolio retains the right to call the loan at any time on reasonable notice, and will do so in order that the securities may be voted by the Portfolio with respect to matters materially affecting the investment. A Portfolio may also call a loan in order to sell the securities involved. Loans of portfolio securities will only be made to borrowers considered by a Portfolio's investment adviser to be creditworthy under guidelines adopted by the Trustees of the Fund. Securities lending may involve some credit risk to a Portfolio if the borrower defaults and the Portfolio is delayed or prevented from recovering the collateral.


Short Sales (Endeavor Enhanced Index Portfolio)

         The Portfolio may sell securities "short against the box." A short sale is the sale of a security that the Portfolio does not own. A short sale is "against the box" if at all times when the short position is open, the Portfolio owns an equal amount of the securities sold short or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short.

U.S. Government Securities (All Portfolios)

         Securities issued or guaranteed as to principal and interest by the U.S. government or its agencies and government-sponsored entities include U.S. Treasury obligations, consisting of bills, notes and bonds, which principally differ in their interest rates, maturities and times of issuance, and obligations issued or guaranteed by agencies and government-sponsored entities which are supported by (i) the full faith and credit of the U.S. Treasury (such as securities of the Small Business Administration), (ii) the limited authority of the issuer to borrow from the U.S. Treasury (such as securities of the Student Loan Marketing Association) or (iii) the authority of the U.S. government to purchase certain obligations of the issuer (such as securities of the Federal National Mortgage Association). No assurance can be given that the U.S. government will provide financial support to U.S. government agencies or government-sponsored entities as described in clauses (ii) or (iii) above in the future, other than as set forth above, since it is not obligated to do so by law.

Zero Coupon Bonds, Deferred Interest Bonds and PIK Bonds (T. Rowe Price International Stock Portfolio)


         Zero coupon and deferred interest bonds are debt obligations which are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. Payment-in-kind ("PIK") bonds are debt obligations which provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments may experience greater volatility in market value due to changes in interest rates than debt obligations which make regular payments of interest. The Portfolio will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Portfolio's distribution obligations.


                             INVESTMENT RESTRICTIONS

         Except for restriction numbers 2, 3, 4, 11 and 12 with respect to the Endeavor Enhanced Index Portfolio and restriction number 11 with respect to the
T. Rowe Price International Stock and Dreyfus Small Cap Value Portfolios (which restrictions are not fundamental policies), the following investment restrictions (numbers 1 through 12) are fundamental policies, which may not be changed without the approval of a majority of the outstanding shares of the Portfolio, and apply to each of the Portfolios except as otherwise indicated. As provided in the 1940 Act, a vote of a majority of the outstanding shares necessary to amend a fundamental policy means the affirmative vote of the lesser of (1) 67% or more of the shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding shares of the Portfolio.

         A Portfolio may not:

  1. Borrow money, except to the extent permitted by applicable law.

  2. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to secure borrowings permitted by restriction 1 above. Collateral arrangements with respect to margin for futures contracts and options are not deemed to be pledges or other encumbrances for purposes of this restriction.

  3. Purchase securities on margin, except a Portfolio may obtain such short-term credits as may be necessary for the clearance of securities transactions and may make margin deposits in connection with transactions in options, futures contracts and options on such contracts.

  4. Make short sales of securities or maintain a short position for the account of the Portfolio, unless at all times when a short position is open the Portfolio owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible or exchangeable for securities of the same issue as, and in equal amounts to, the securities sold short.

  5. Underwrite securities issued by other persons, except to the extent that in connection with the disposition of its portfolio investments it may be deemed to be an underwriter under federal securities laws.

  6. Purchase or sell real estate, although a Portfolio may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate and securities representing interests in real estate.

  7. Purchase or sell commodities or commodity contracts, except that all Portfolios may purchase or sell financial futures contracts and related options. For purposes of this restriction, currency contracts or hybrid investments shall not be considered commodities.

  8. Make loans,  except by purchase of debt  obligations in which the Portfolio
may  invest  consistently  with  its  investment  policies,   by  entering  into
repurchase agreements or through the lending of its portfolio securities.

  9. Invest in the securities of any issuer if, immediately after such investment, more than 5% of the total assets of the Portfolio (taken at current value) would be invested in the securities of such issuer or acquire more than 10% of the outstanding voting securities of any issuer, provided that this limitation does not apply to obligations issued or guaranteed as to principal and interest by the U.S. government or its agencies and government-sponsored entities or to repurchase agreements secured by such obligations and that up to 25% of the Portfolio's total assets (taken at current value) may be invested without regard to this limitation.

  10. Invest more than 25% of the value of its total assets in any one industry, provided that this limitation does not apply to obligations issued or guaranteed as to interest and principal by the U.S. government, its agencies and government-sponsored entities, and repurchase agreements secured by such obligations.

  11. Invest more than 15% of its net assets (taken at current value at the time of each purchase) in illiquid securities including repurchase agreements maturing in more than seven days.

12. Purchase securities of any issuer for the purpose of exercising control or management.

         All percentage limitations on investments will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and partially or completely as a result of such investment.

Other Policies

         The Dreyfus Small Cap Value Portfolio may not invest more than 5% of the value of its total assets in warrants not listed on either the New York or American Stock Exchange. The Endeavor Enhanced Index Portfolio will not invest in warrants if, as a result thereof, more than 2% of the value of the total assets of the Portfolio would be invested in warrants which are not listed on the New York Stock Exchange, the American Stock Exchange, or a recognized foreign exchange, or more than 5% of the value of the total assets of the Portfolio would be invested in warrants whether or not so listed. However, the acquisition of warrants attached to other securities is not subject to this restriction. The T. Rowe Price International Stock Portfolio will not invest in warrants if, as a result thereof, the Portfolio will have more than 10% of the value of its total assets invested in warrants; provided that this restriction does not apply to warrants acquired as a result of the purchase of another security.


         With respect to borrowing, in general, under the 1940 Act, a Portfolio may not borrow money except that (1) a Portfolio may borrow from banks or enter into reverse repurchase agreements, in amounts up to 33 1/3% of its total assets (including the amount borrowed); and (2) a Portfolio may borrow up to an additional 5% of its total assets for temporary purposes.


                             PERFORMANCE INFORMATION

         Total return will be computed as described below.


         Each Portfolio's "average annual total return" figures described and shown in the Prospectus are computed according to a formula prescribed by the Securities and Exchange Commission. The formula can be expressed as follows:


                                  P(1+T)n = ERV

Where: P = a hypothetical initial payment of $1000
 T = average annual total return
 n = number of years
 ERV = Ending Redeemable Value of a hypothetical $1000 payment made at the beginning of the 1, 5, or 10 years (or other) periods at the end of the 1, 5, or 10 years (or other) periods (or fractional portion thereof)


         The calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period and the deduction of all recurring expenses that were charged to shareholders' accounts. Such calculations do not reflect charges and deductions which are, or may be, imposed under the Contracts.


         The performance of each Portfolio will vary from time to time in response to fluctuations in market conditions, interest rates, the composition of the Portfolio's investments and expenses. Consequently, a Portfolio's performance figures are historical and should not be considered representative of the performance of the Portfolio for any future period.

Non-Standardized Performance

         In addition to the performance information described above, the Fund may provide total return information with respect to the Portfolios for designated periods, such as for the most recent six months or most recent twelve months. This total return information is computed as described under "Total Return" above except that no annualization is made.

                             PORTFOLIO TRANSACTIONS


         Subject to the supervision and control of the Manager and the Trustees of the Fund, each Portfolio's investment adviser is responsible for decisions to buy and sell securities for its account and for the placement of its portfolio business and the negotiation of commissions, if any, paid on such transactions. Brokerage commissions are paid on transactions in equity securities traded on a securities exchange and on options, futures contracts and options thereon. Fixed income securities and certain equity securities in which the Portfolios invest are traded in the over-the-counter market. These securities are generally traded on a net basis with dealers acting as principal for their own account without a stated commission, although prices of such securities usually include a profit to the dealer. In over-the-counter transactions, orders are placed directly with a principal market maker unless a better price and execution can be obtained by using a broker. In underwritten offerings, securities are usually purchased at a fixed price which includes an amount of compensation to the underwriter generally referred to as the underwriter's concession or discount. Certain money market securities may be purchased directly from an issuer, in which case no commissions or discounts are paid. U.S. government securities are generally purchased from underwriters or dealers, although certain newly-issued U.S. government securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality. Each Portfolio's investment adviser is responsible for effecting its portfolio transactions and will do so in a manner deemed fair and reasonable to the Portfolio and not according to any formula. The primary consideration in all portfolio transactions will be prompt execution of orders in an efficient manner at a favorable price. In selecting broker-dealers and negotiating commissions, an investment adviser considers, among other things, the firm's reliability, the quality of its execution services on a continuing basis and its financial condition. When more than one firm is believed to meet these criteria, preference may be given to brokers that provide the Portfolios or their investment advisers with brokerage and research services within the meaning of Section 28(e) of the Securities Exchange Act of 1934. Each Portfolio's investment adviser is of the opinion that, because this material must be analyzed and reviewed, its receipt and use does not tend to reduce expenses but may benefit the Portfolio by supplementing the investment adviser's research. In seeking the most favorable price and execution available, an investment adviser may, if permitted by law, consider sales of the Contracts as described in the Prospectus a factor in the selection of broker-dealers.


         An investment adviser may effect portfolio transactions for other investment companies and advisory accounts. Research services furnished by broker-dealers through which a Portfolio effects its securities transactions may be used by the Portfolio's investment adviser in servicing all of its accounts; not all such services may be used in connection with the Portfolio. In the opinion of each investment adviser, it is not possible to measure separately the benefits from research services to each of its accounts, including a Portfolio. Whenever concurrent decisions are made to purchase or sell securities by a Portfolio and another account, the Portfolio's investment adviser will attempt to allocate equitably portfolio transactions among the Portfolio and other accounts. In making such allocations between the Portfolio and other accounts, the main factors to be considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the persons responsible for recommending investments to the Portfolio and the other accounts. In some cases this procedure could have an adverse effect on a Portfolio. In the opinion of each investment adviser, however, the results of such procedures will, on the whole, be in the best interest of each of the accounts.


         The investment adviser to the Endeavor Enhanced Index Portfolio may execute portfolio transactions through certain of its affiliated brokers, acting as agent in accordance with the procedures established by the Fund's Board of Trustees, but will not purchase any securities from or sell any securities to any such affiliate acting as principal for its own account.

         For the year ended December 31, 1998, the T. Rowe Price International Stock Portfolio and the Dreyfus Small Cap Value Portfolio paid $121,001 and $889,611, respectively, in brokerage commissions of which $1,917 (1.58%), $10,301 (8.51%) and $759 (0.63%) with respect to the T. Rowe Price International Stock Portfolio was paid to Robert Fleming Holdings Limited , Jardine Fleming Group Limited, and Ord Minnett Securities, Ltd., respectively. For the year ended December 31, 1998, the Endeavor Enhanced Index Portfolio paid $46,321 in brokerage commissions.

         For the year ended December 31, 1999, the T. Rowe Price International Stock Portfolio and the Dreyfus Small Cap Value Portfolio paid $193,255 and $1,384,644, respectively, in brokerage commissions of which $3,858 (2.00%) and $1,260 (0.65%) with respect to the T. Rowe Price International Stock Portfolio was paid to Robert Fleming Holdings Limited and Jardine Fleming Group Limited, respectively. For the year ended December 31, 1999, the Endeavor Enhanced Index Portfolio paid $89,427 in brokerage commissions.

         For the year ended December 31, 2000, the T. Rowe Price International Stock Portfolio and the Dreyfus Small Cap Value Portfolio paid $455,127 and $1,511,039, respectively, in brokerage commissions of which $9,675 (2.13%) and $3,603 (0.79%) with respect to the T. Rowe Price International Stock Portfolio was paid to Robert Fleming Holdings Limited and Jardine Fleming Group Limited, respectively. As of August, 2000, the T. Rowe Price International Stock Portfolio is no longer considered an affiliate of Robert Fleming Holdings Limited and Jardine Fleming Group Limited. For the fiscal period ended December 31, 2000, the Endeavor Enhanced Index Portfolio paid $147,937 in brokerage commissions.

         For 2000, the percentage of the Portfolio's aggregate dollar amount of commissionable transactions effected through a then-affiliated broker is as follows:

T. Rowe Price International Stock Portfolio - 2.13% (Robert Fleming Holdings Limited)


T. Rowe Price International Stock Portfolio - 0.79% (Jardine Fleming Group Limited)



Brokerage Enhancement Plan


         The Board of Trustees of the Fund, including all of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Fund, Endeavor Management Co. or Transamerica Capital, Inc. (the "Distributor") (hereinafter referred to as "Independent Trustees"), and each Portfolio's shareholders, have voted pursuant to the substantive provisions of Rule 12b-1 under the 1940 Act to adopt a Brokerage Enhancement Plan (the "Plan") for the purpose of utilizing the Fund's brokerage commissions, to the extent available, to promote the sale and distribution of the Fund's shares. Under the Plan, the Fund is using recaptured commissions to pay for distribution expenses. However, under the Plan, except for recaptured commissions, neither the Fund nor any series of the Fund, including the Portfolios, will incur any additional fees or charges. As part of the Plan, the Fund and the Distributor have entered into a Distribution Agreement. Under the Distribution Agreement, the Distributor is the principal underwriter of the Fund, with responsibility for promoting sales of the shares of each Portfolio.


         The Distributor, however, does not receive any additional compensation from the Fund for performing this function. Instead, under the Plan, the Manager is authorized to direct that the investment adviser of each Portfolio effect brokerage transactions in portfolio securities through certain broker-dealers, consistent with each investment adviser's obligations to achieve best price and execution. It is anticipated that these broker-dealers will agree that a percentage of the commission will be directed to the Distributor. The Distributor will use a part of these directed commissions to defray legal and administrative costs associated with implementation of the Plan. These expenses are expected to be minimal. The remainder of the commissions received by the Distributor will be used to finance activities principally intended to result in the sale of shares of the Portfolios. These activities will include: holding or participating in seminars and sales meetings designed to promote the sale of Fund shares; paying marketing fees requested by broker-dealers who sell Contracts; training sales personnel; compensating broker-dealers and/or their registered representatives in connection with the allocation of cash values and premiums of the Contracts to the Fund; printing and mailing Fund prospectuses, statements of additional information, and shareholder reports for prospective Contract holders; and creating and mailing advertising and sales literature.

         The Distributor is obligated to use all of the funds directed to it for distribution expenses, except for a small amount to be used to defray the incidental costs associated with implementation of the Plan. Accordingly, the Distributor will not make any profit from the operation of the Plan.

         Both the Plan and the Distribution Agreement provide (A) that they will be subject to annual approval by the Trustees and the Independent Trustees; (B) that any person authorized to make payments under the Plan or Distribution Agreement must provide the Trustees a quarterly written report of payments made and the purpose of the payments; (C) that the Plan may be terminated at any time by the vote of a majority of the Independent Trustees; (D) that the Distribution Agreement may be terminated without penalty at any time by a vote of a majority of the Independent Trustees or, as to a Portfolio, by vote of a majority of the outstanding securities of the Portfolio on not more than 60 days' written notice; and (E) that the Distribution Agreement terminates if it is assigned. The Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval, and all material Plan amendments must be approved by a vote of the Independent Trustees. In addition, the selection and nomination of the Independent Trustees must be committed to the Independent Trustees.


         For the year ended December 31, 1999, the Distributor received an aggregate for all of the Portfolios of the Fund of $847,175 pursuant to the Plan, of which $709,575 was attributable to the Dreyfus Small Cap Value Portfolio. In 2000, $674,643 was utilized on behalf of all of the Portfolios of the Fund, including the three Portfolios described in the Prospectus, to pay the costs of seminars and sales meetings.


                             MANAGEMENT OF THE FUND

         The Fund is supervised by a Board of Trustees that is responsible for representing the interests of shareholders. The Trustees meet periodically throughout the year to oversee the Portfolios' activities, reviewing, among other things, each Portfolio's performance and its contractual arrangements with various service providers.

Trustees and Officers


  The Trustees and executive officers of the Fund, their ages and their principal occupations during the past five years are set forth below. Unless otherwise indicated, the business address of each is 4333 Edgewood Road N.E., Cedar Rapids, Iowa 52499.

                                                        Position(s)  Held        Principal  Occupation(s)
Name, Age and Address                                  with Registrant             During Past  5  Years
---------------------                                  ---------------             ------------------===
*+Vincent J. McGuinness, Jr.                           President, Chief             Since September, 2000, Managing
                                                                                     ==============================
(36)                                                  Financial Officer           Director of Roth Capital Partners, LLC;
 ====                                                                              ======================================
                                                       (Treasurer), Trustee        from July, 1997 to November, 1997,
                                                                                   ====
                                                                                   Executive Vice President - Administration
                                                                                   of Registrant; from September, 1996 to
                                                                                   June, 1997 and since June, 1998,Chief
                                                                                   Financial Officer (Treasurer) of
                                                                                   Registrant; from February, 1997 to
                                                                                   December, 1997, Executive Vice-President,
                                                                                   Chief of Operations, from March, 1997 to
                                                                                   October, 1999, Director, from December,
                                                                                   1997 to October, 1999, Chief Operating
                                                                                   Officer, and from June, 1998 to October,
                                                                                   1999, Chief Financial Officer, from July,
                                                                                   1999 to October, 1999, Chief Executive
                                                                                   Officer of  Transamerica Capital, Inc.;
                                                                                                ==========================
                                                                                   from September, 1996 to June, 1997, and
                                                                                   from June, 1998 to October, 1999, Chief
                                                                                   Financial Officer,  from May, 1996 to
                                                                                                        ====           =
                                                                                   October, 1999, Director and from June,
                                                                                   =============
                                                                                   1997 to October, 1998, Executive Vice
                                                                                   President - Administration, from October,
                                                                                   1998 to October, 1999, Chief
                                                                                   Executive Officer, of Endeavor Management
                                                                                   Co.; from May, 1996 to January, 1997,
                                                                                   Executive Vice President and Director of
                                                                                   Sales, Western Division of  Transamerica
                                                                                                                ===========
                                                                                   Capital, Inc.
                                                                                   =============

*Vincent J. McGuinness (65)                              Chairman of the Board    Until December 31, 1999, Director of
                                                          ======================
1901 Ocean Way                                         of Trustees                 Endeavor Group and Endeavor Management
                                                       ===========
Laguna Beach, California                                                           Co.; President of VJM  Corporation (oil
                                                                                                           ===========
92651                                                                              and gas); until July, 1999, Chairman,

                                                                                   Chief
                                                                                   Executive
                                                                                   Officer
                                                                                   and
                                                                                   Director
                                                                                   of
                                                                                   McGuinness
                                                                                   &
                                                                                   Associates
                                                                                   and
                                                                                   VJM
                                                                                   Corporation;
                                                                                   until
                                                                                   July,
                                                                                   1996,
                                                                                   Chairman,
                                                                                   Chief
                                                                                   Executive
                                                                                   Officer
                                                                                   and
                                                                                   Director
                                                                                   of
                                                                                   McGuinness
                                                                                   Group
                                                                                   (insurance
                                                                                   marketing);
                                                                                   from
                                                                                   September,
                                                                                   1988
                                                                                   to
                                                                                   July,
                                                                                   1999,
                                                                                   Chief
                                                                                   Executive
                                                                                   Officer
                                                                                   of
                                                                                   Endeavor
                                                                                   Management
                                                                                   Co.;
                                                                                   until
                                                                                   October,
                                                                                   1998,
                                                                                   President
                                                                                   of
                                                                                   Endeavor
                                                                                   Management
                                                                                   Co.
                                                                                   Until
                                                                                   October,
                                                                                   2000,
                                                                                   Manager,
                                                                                   PFL
                                                                                   Endeavor
                                                                                   Target
                                                                                   Account
                                                                                   and
                                                                                   AUSA
                                                                                   Endeavor
                                                                                   Target
                                                                                   Account.

Timothy A. Devine (66)                                Trustee                     President, Chief Executive Officer,
                   ====
1424 Dolphin Terrace                                                               Devine Properties, Inc. (horticulture
                                                                                                            ============
Corona del Mar, California                                                         consultants); Consultant, Plant Control,
                                                                                   ============
92625                                                                              Inc.  Until October, 2000, Manager, PFL
                                                                                         ====================
                                                                                   Endeavor Target Account and AUSA Endeavor
                                                                                   Target Account.
Steven L. Klosterman (49)
                      ===

5973 Avenida Encinas                                   Trustee                     Since July, 1995, President of Klosterman
Suite 300                                                                          Capital Corporation (investment adviser);
Carlsbad, California 92008                                                         Investment Counselor, Robert J. Metcalf &

                                                                                   Associates, Inc. (investment adviser)
                                                                                   from August, 1990 to June, 1995.  Until
                                                                                                                     =====
                                                                                   October, 2000, Manager, PFL Endeavor
                                                                                   ==============
                                                                                   Target Account and AUSA Endeavor Target
                                                                                   Account.

Halbert D. Lindquist (53)                              Trustee                     President, Lindquist and Associates,
                                                                                                                      =
1650 E. Fort Lowell Road                                                           Inc. (investment adviser) and since
Suite 203                                                                          December, 1987 Tucson Asset Management,
Tucson, Arizona 85719-2324                                                         Inc. (commodity trading adviser), and
                                                                                   since November, 1987, Presidio
                                                                                   Securities, Inc. (broker-dealer), and
                                                                                   from January, 1998 to January 1999, Chief
                                                                                   Investment Officer and since January,
                                                                                   1999, Consultant, Blackstone Alternative
                                                                                   Asset Management.  Until October, 2000,
                                                                                                      ====================
                                                                                   Manager, PFL Endeavor Target Account and
                                                                                   AUSA Endeavor Target Account.


Keith H. Wood (65)                                    Trustee                     Since 1972, Chairman and Chief Executive
               ====
39 Main Street                                                                     Officer of Jamison, Eaton & Wood
Chatham, New Jersey 07928                                                          (investment adviser) and from 1978 to
                                                                                   December, 1997, President of Ivory & Sime
                                                                                   International, Inc. (investment adviser);
                                                                                   since 1999, President, Wood & Anthony,
                                                                                   LLC (investment adviser).  Until October,
                                                                                                              ==============
                                                                                   2000, Manager, PFL Endeavor Target
                                                                                   =====
                                                                                   Account and AUSA Endeavor Target Account.

Peter F. Muratore (67)                                Trustee                     From June, 1989 to March, 1998, President
Too Far                                                                            of OCC Distributors (broker-dealer), a
Posthouse Road                                                                     subsidiary of Oppenheimer Capital.  Until
                                                                                                                       =====
Morristown, New Jersey 07960                                                       October, 2000, Manager, PFL Endeavor
                                                                                   ==============

                                                                                   Target Account and AUSA Endeavor Target
                                                                                   Account.

P. Michael Pond (47)                                  Executive Vice- President     From November 1, 1998 to March, 2000,
                 ====                                                                 ====                  =============
                                                       - Administration and        Executive Vice-President  of

                                                       Compliance                  Transamerica Capital, Inc.; from November
                                                                                   ==========================
                                                                                   1, 1998 to October, 1999, Executive Vice
                                                                                   President  and Chief Investment Officer
                                                                                   of Endeavor Management Co.; since
                                                                                   October, 1999, President, Chief Executive
                                                                                   Officer and Chief Investment Officer of
                                                                                   Endeavor Management Co.; from November,
                                                                                   1991 to November, 1996, Chairman and
                                                                                   President of The Preferred Group of
                                                                                   Mutual Funds; from October, 1989 to
                                                                                   November, 1996, President of Caterpillar
                                                                                   ========
                                                                                   Securities Inc. and Caterpillar
                                                                                   Investment  Management Ltd.
                                                                                                ==============

Billy J. Berger (38)                                   Chief Financial Officer     Since April, 1993, Manager-Financial
====================                                   ========================    ====================================
                                                       (Treasurer)                 Reporting, Financial Markets Division,
                                                       ===========                 ======================================
                                                                                   AEGON USA, Inc.

 Gail A. Hanson (57)                                  Secretary                   Since September, 1994, Vice President for
  ===================
101 Federal Street                                                                 PFPC Inc. (formerly known as First Data
==================
6th Floor                                                                          Services Investor Group, Inc.) (mutual
=== =====
Boston, Massachusetts 02110                                                        fund administration).
===========================


* May be deemed an "interested person" of the Fund as defined in the 1940 Act.

+ Vincent J. McGuinness, Jr. is the son of Vincent J. McGuinness.


         No remuneration will be paid by the Fund to any Trustee or officer of the Fund who is affiliated with the Manager or the investment advisers. Each Trustee who is not an affiliated person of the Manager or the investment advisers will be reimbursed for out-of-pocket expenses and currently receives an annual fee of $18,000 , $2,500 for attendance at each Board meeting, $1,000 for each telephone Board meeting and $500 for each committee meeting. Set forth below for each of the Trustees of the Fund is the aggregate compensation paid to such Trustees for the fiscal year ended December 31, 2000.


                               COMPENSATION TABLE


                                 Aggregate Compensation    Total Compensation
 Name of Person                     From Fund               From Fund Complex
                                       ----                  Paid to Trustees
--==============                                          ----------------
  Vincent J. McGuinness              $ -                         $ -

  Timothy A. Devine                  $34,000                     $37,000
                                     =======                     =======
  Steven L. Klosterman              $35,000                     $38,000
                                     =======                     ======
  Halbert D. Lindquist              $31,500                     $34,300
                                     =======                     ======
  Keith H. Wood                     $35,000                     $38,000
                                     =======                     ======
  Peter F. Muratore                 $36,000                     $39,000
                                     =======                     ======
  Vincent J. McGuinness, Jr.        $34,500                     $34,500
                                     =======                     ======

         The Agreement and Declaration of Trust of the Fund provides that the Fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Fund, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Fund or that such indemnification would relieve any officer or Trustee of any liability to the Fund or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties. The Fund, at its expense, provides liability insurance for the benefit of its Trustees and officers.


         As of the date of this Statement of Additional Information, the officers and Trustees of the Fund as a group owned less than 1% of the outstanding shares of the Fund.

                     INVESTMENT ADVISORY AND OTHER SERVICES

The Manager


         The Fund is managed by Endeavor Management Co. (the "Manager") which, subject to the supervision and direction of the Trustees of the Fund, has overall responsibility for the general management and administration of the Fund. AUSA Holding Company ("AUSA"), an affiliate of Transamerica Life Insurance Company (formerly PFL Life Insurance Company), owns all of the outstanding common shares of the Manager and Transamerica Capital, Inc.


         The Manager is responsible for providing investment management and administrative services to the Fund and in the exercise of such responsibility selects the investment advisers for the Fund's Portfolios and monitors the investment advisers' investment programs and results, reviews brokerage matters, oversees compliance by the Fund with various federal and state statutes, and carries out the directives of the Trustees. The Manager is responsible for providing the Fund with office space, office equipment, and personnel necessary to operate and administer the Fund's business, and also supervises the provision of services by third parties such as the Fund's custodian and transfer agent. Pursuant to an administration agreement, PFPC Inc. assists the Manager in the performance of its administrative responsibilities to the Fund.

         As compensation for these services the Fund pays the Manager a monthly fee at the following annual rates of each Portfolio's average daily net assets:
T. Rowe Price International Stock Portfolio - .90%; Dreyfus Small Cap Value Portfolio - .80%; Endeavor Enhanced Index Portfolio - .75%. The management fees paid by the Portfolios, although higher than the fees paid by most other investment companies in general, are comparable to management fees paid for similar services by many investment companies with similar investment objectives and policies. From the management fees, the Manager pays the expenses of providing investment advisory services to the Portfolios, including the fees of the investment adviser of each Portfolio.

         The Manager pays the fees and expenses of PFPC Inc. pursuant to the administration agreement and the Manager is entitled to be reimbursed for each Portfolio's portion of the fees and expenses paid by the Manager to PFPC Inc. with respect to each Portfolio. The Manager pays an annual fee equal to $650,000 plus 0.01% of the Fund's average daily net assets in excess of $1 billion. These fees are accrued daily and paid monthly.

         In addition to the management fees and allocable administrative fees, the Fund pays all expenses not assumed by the Manager, including, without limitation, expenses for legal, accounting and auditing services, interest, taxes, costs of printing and distributing reports to shareholders, proxy materials and prospectuses, charges of its custodian, transfer agent and dividend disbursing agent, registration fees, fees and expenses of the Trustees who are not affiliated persons of the Manager, insurance, brokerage costs, litigation, and other extraordinary or nonrecurring expenses. All general Fund expenses are allocated among and charged to the assets of the Portfolios of the Fund on a basis that the Trustees deem fair and equitable, which may be on the basis of relative net assets of each Portfolio or the nature of the services performed and relative applicability to each Portfolio.

         The Management Agreement continues in force for two years from its commencement date, with respect to each Portfolio, and from year to year thereafter, but only so long as its continuation as to each Portfolio is specifically approved at least annually (i) by the Trustees or by the vote of a majority of the outstanding voting securities of the Portfolio, and (ii) by the vote of a majority of the Independent Trustees, by votes cast in person at a meeting called for the purpose of voting on such approval. The Management Agreement provides that it shall terminate automatically if assigned, and that it may be terminated as to any Portfolio without penalty by the Trustees of the Fund or by vote of a majority of the outstanding voting securities of the Portfolio upon 60 days' prior written notice to the Manager, or by the Manager upon 90 days' prior written notice to the Fund, or upon such shorter notice as may be mutually agreed upon. In the event the Manager ceases to be the Manager of the Fund, the right of the Fund to use the identifying name of "Endeavor" may be withdrawn.

The Investment Advisers

         Pursuant to an investment advisory agreement with the Manager, each investment adviser to a Portfolio furnishes continuously an investment program for the Portfolio, makes investment decisions on behalf of the Portfolio, places all orders for the purchase and sale of investments for the Portfolio's account with brokers or dealers selected by such investment adviser and may perform certain limited related administrative functions in connection therewith. For its services, the Manager pays each investment adviser a fee based on a percentage of the average daily net assets of the Portfolios as follows:

     T. Rowe Price International Stock - Rowe Price-Fleming International,  Inc.
- .75% up to $20 million; .60% in excess of $20 million up to $50 million; and .50% of assets in excess of $50 million. At such time as net assets exceed $200 million, .50% of total net assets.

         Dreyfus Small Cap Value - The Dreyfus Corporation - .375%

         Endeavor Enhanced Index - J.P. Morgan Investment Management Inc. - .35%


         Effective January 1, 1995, Price-Fleming (now known as T. Rowe Price International, Inc.) became the investment adviser of the T. Rowe Price International Stock Portfolio; and effective September 16, 1996, The Dreyfus Corporation became the investment adviser of the Dreyfus Small Cap Value Portfolio. The investment adviser to each other Portfolio has managed the Portfolio since its inception date.


         Each investment advisory agreement will continue in force for two years from its commencement date, and from year to year thereafter, but only so long as its continuation as to a Portfolio is specifically approved at least annually
(i) by the Trustees or by the vote of a majority of the outstanding voting securities of the Portfolio, and (ii) by the vote of a majority of the Independent Trustees by votes cast in person at a meeting called for the purpose of voting on such approval. Each investment advisory agreement provides that it shall terminate automatically if assigned or if the Management Agreement with respect to the related Portfolio terminates, and that it may be terminated as to a Portfolio without penalty by the Manager, by the Trustees of the Fund or by vote of a majority of the outstanding voting securities of the Portfolio on not less than 60 days' prior written notice to the investment adviser or by the investment adviser on not less than 150 days' (90 days' with respect to the Endeavor Enhanced Index Portfolio) prior written notice to the Manager, or upon such shorter notice as may be mutually agreed upon.

         Each investment advisory agreement provides that the investment adviser shall not be subject to any liability to the Fund or the Manager for any act or omission in the course of or connected with rendering services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties on the part of the investment adviser.


         The following table shows the fees paid by each of the Portfolios and any fee waivers or reimbursements during the fiscal years ended December 31, 2000, December 31, 1999 and December 31, 1998.



                                      2000

               Investment Management Fee Investment Management Fee

                                      Paid                         Waived                      Other Expenses Reimbursed

T. Rowe Price International
===========================
Stock Portfolio.............
===============
                                       $1,946,195                      $--                          $--
                                       ==========                      ===                          ===

Dreyfus Small Cap Value

Portfolio.................             $1,675,098                       --                          --
=========                              ==========                       ==                          ==

Endeavor Enhanced Index

Portfolio.................             $1,230,217                       --                          --
=========                              ==========                       ==                          ==





                                      1999

               Investment Management Fee Investment Management Fee

                                      Paid                         Waived                      Other Expenses Reimbursed


T. Rowe Price International
Stock Portfolio....

                                       $1,697,527                      $--                          $--
Dreyfus Small Cap Value

Portfolio.....                         $1,300,689                       --                          --

Endeavor Enhanced Index

Portfolio.....                          $782,584                        --                          --



                                      1998

               Investment Management Fee Investment Management Fee

                               Paid                         Waived                      Other Expenses Reimbursed


T. Rowe Price International
Stock Portfolio....

                                       $1,603,389                      $--                          $--
Dreyfus Small Cap Value

Portfolio.....                         $1,207,117                       --                          --

Endeavor Enhanced Index


Portfolio.....                          $284,833                        --                          --
                                                                                                     =


         For the year ended December 31, 2000, the following Portfolios reimbursed, after waivers, the Manager for administrative expenses incurred by the Manager on behalf of the Portfolios:

T. Rowe Price International Stock -  $84,930
                                      ======
Endeavor Enhanced Index -  $61,390
                            ======
Dreyfus Small Cap Value -  $76,284
                            ======


Code of Ethics

         The Fund, its Manager, its Distributor, and each of its investment advisers, have adopted Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act. Each of these Codes of Ethics permits the personnel of their respective organizations to invest in securities for their own accounts. A copy of each of the Codes of Ethics is on public file with, and is available from the Securities and Exchange Commission.

Custodian

         Boston Safe Deposit and Trust Company, located at One Boston Place, Boston, Massachusetts 02108, serves as the custodian of the Fund. Under the custody agreement, Boston Safe holds the Portfolios' securities and keeps all necessary records and documents.

Transfer Agent


     PFPC Inc., located at 211 S. Gulph Road, King of Prussia, Pennsylvania 19406, serves as transfer agent for the Fund.


Legal Matters

     Certain legal matters are passed on for the Fund by Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington, D.C. 20036.

Independent Auditors

         Ernst & Young LLP, located at Two Commerce Square, 2001 Market Street, Suite 4000, Philadelphia, Pennsylvania 19103, serves as the Fund's independent auditors.

                              REDEMPTION OF SHARES

         The Fund may suspend redemption privileges or postpone the date of payment on shares of the Portfolios for more than seven days during any period
(1) when the New York Stock Exchange is closed or trading on the Exchange is restricted as determined by the Securities and Exchange Commission, (2) when an emergency exists, as defined by the Securities and Exchange Commission, which makes it not reasonably practicable for a Portfolio to dispose of securities owned by it or fairly to determine the value of its assets, or (3) as the Securities and Exchange Commission may otherwise permit.

         The value of the shares on redemption may be more or less than the shareholder's cost, depending upon the market value of the portfolio securities at the time of redemption.

                                 NET ASSET VALUE

         The net asset value per share of each Portfolio is determined as of the close of regular trading of the New York Stock Exchange (currently 4:00 p.m., New York City time), each day the Exchange is open for trading. Currently, the Exchange is closed on: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Portfolio securities for which the primary market is on a domestic or foreign exchange or which are traded over-the-counter and quoted on the NASDAQ System will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Portfolio securities not quoted on the NASDAQ System that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers.

         In the case of any securities which are not actively traded, reliable market quotations may not be considered to be readily available. These investments are stated at fair value as determined under the direction of the Trustees. Such fair value is expected to be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

         If any securities held by a Portfolio are restricted as to resale, their fair value will be determined following procedures approved by the Trustees. The fair value of such securities is generally determined as the amount which the Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Portfolio in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

         Notwithstanding   the  foregoing,   short-term   debt  securities  with
maturities of 60 days or less will be valued at amortized cost.

         Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the New York Stock Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the New York Stock Exchange that will not be reflected in the computation of the Portfolio's net asset value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the Fund's Board of Trustees. All securities and other assets of a Portfolio initially expressed in foreign currencies will be converted to U.S. dollar values at the mean of the bid and offer prices of such currencies against U.S. dollars last quoted on a valuation date by any recognized dealer.

                                      TAXES

Federal Income Taxes

         Each Portfolio intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). By so qualifying, a Portfolio will not be subject to federal income taxes to the extent that its net investment income and net realized capital gains are distributed.

         In order to so qualify, a Portfolio must, among other things, (1) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks or securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stocks or securities; and (2) diversify its holdings so that, at the end of each quarter of the Portfolio's taxable year, (a) at least 50% of the market value of the Portfolio's assets is represented by cash, government securities and other securities limited in respect of any one issuer to 5% of the value of the Portfolio's assets and to not more than 10% of the voting securities of such issuer, and (b) not more than 25% of the value of its assets is invested in securities of any one issuer (other than government securities).

         As a regulated investment company, a Portfolio will not be subject to federal income tax on net investment income and capital gains (short- and long-term), if any, that it distributes to its shareholders if at least 90% of its net investment income and net short-term capital gains for the taxable year are distributed, but will be subject to tax at regular corporate rates on any income or gains that are not distributed. In general, dividends will be treated as paid when actually distributed, except that dividends declared in October, November or December and made payable to shareholders of record in such a month will be treated as having been paid by the Portfolio (and received by shareholders) on December 31, provided the dividend is paid in the following January. Each Portfolio intends to satisfy the distribution requirement in each taxable year.

         The Portfolios will not be subject to the 4% federal excise tax imposed on registered investment companies that do not distribute all of their income and gains each calendar year because such tax does not apply to a registered investment company whose only shareholders are segregated asset accounts of life insurance companies held in connection with variable annuity and/or variable life insurance policies.


         The Fund intends to comply with section 817(h) of the Code and the regulations issued thereunder. As required by regulations under that section, the only shareholders of the Fund and its Portfolios will be life insurance company segregated asset accounts (also referred to as separate accounts) that fund variable life insurance or annuity contracts and the general account of Transamerica Life Insurance Company which provided the initial capital for the Portfolios of the Fund. See the prospectus or other material for the Contracts for additional discussion of the taxation of segregated asset accounts and of the owner of the particular Contract described therein.


         Section 817(h) of the Code and Treasury Department regulations thereunder impose certain diversification requirements on the segregated asset accounts investing in the Portfolios of the Fund. These requirements, which are in addition to the diversification requirements applicable to the Fund under the 1940 Act and under the regulated investment company provisions of the Code, may limit the types and amounts of securities in which the Portfolios may invest. Failure to meet the requirements of section 817(h) could result in current taxation of the owner of the Contract on the income of the Contract.

         The Fund may therefore find it necessary to take action to ensure that a Contract continues to qualify as a Contract under federal tax laws. The Fund, for example, may be required to alter the investment objectives of a Portfolio or substitute the shares of one Portfolio for those of another. No such change of investment objectives or substitution of securities will take place without notice to the shareholders of the affected Portfolio and the approval of a majority of such shareholders and without prior approval of the Securities and Exchange Commission, to the extent legally required.

         In certain foreign countries, interest and dividends are subject to a tax which is withheld by the issuer. U.S. income tax treaties with certain countries reduce the rates of these withholding taxes. The Fund intends to provide the documentation necessary to achieve the lower treaty rate of withholding whenever applicable or to seek refund of amounts withheld in excess of the treaty rate.

         Portfolios that invest in foreign securities may purchase the securities of certain foreign investment funds or trusts called passive foreign investment companies. Such trusts have been the only or primary way to invest in certain countries. In addition to bearing their proportionate share of a Portfolio's expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such trusts. Capital gains on the sale of such holdings are considered ordinary income regardless of how long a Portfolio held its investment. In addition, a Portfolio could be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders. To avoid such tax and interest, a Portfolio's investment adviser intends to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time; deductions for losses are allowable only to the extent of any gains resulting from these deemed sales for prior taxable years. Such gains will be considered ordinary income, which a Portfolio will be required to distribute even though it has not sold the security.

                   ORGANIZATION AND CAPITALIZATION OF THE FUND

         The Fund is a Massachusetts business trust organized on November 18, 1988. A copy of the Fund's Agreement and Declaration of Trust, as amended, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts.

         The Trustees of the Fund have authority to issue an unlimited number of shares of beneficial interest without par value of one or more series. Currently, the Trustees have established and designated thirteen series. Each series of shares represents the beneficial interest in a separate Portfolio of assets of the Fund, which is separately managed and has its own investment objective and policies. The Trustees of the Fund have authority, without the necessity of a shareholder vote, to establish additional portfolios and series of shares. The shares outstanding are, and those offered hereby when issued will be, fully paid and nonassessable by the Fund. The shares have no preemptive, conversion or subscription rights and are fully transferable.

         The assets received from the sale of shares of a Portfolio, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, constitute the underlying assets of the Portfolio. The underlying assets of a Portfolio are required to be segregated on the Fund's books of account and are to be charged with the expenses with respect to that Portfolio. Any general expenses of the Fund not readily attributable to a Portfolio will be allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the Portfolio and the other Portfolios.

         Each share has one vote, with fractional shares voting proportionately. Shareholders of a Portfolio are not entitled to vote on any matter that requires a separate vote of the shares of another Portfolio but which does not affect the Portfolio. The Agreement and Declaration of Trust does not require the Fund to hold annual meetings of shareholders. Thus, there will ordinarily be no annual shareholder meetings, unless otherwise required by the 1940 Act. The Trustees of the Fund may appoint their successors until fewer than a majority of the Trustees have been elected by shareholders, at which time a meeting of shareholders will be called to elect Trustees. Under the Agreement and Declaration of Trust, any Trustee may be removed by vote of two-thirds of the outstanding shares of the Fund, and holders of 10% or more of the outstanding shares can require the Trustees to call a meeting of shareholders for the purpose of voting on the removal of one or more Trustees. If ten or more shareholders who have been such for at least six months and who hold in the aggregate shares with a net asset value of at least $25,000 inform the Trustees that they wish to communicate with other shareholders, the Trustees either will give such shareholders access to the shareholder lists or will inform them of the cost involved if the Fund forwards materials to the shareholders on their behalf. If the Trustees object to mailing such materials, they must inform the Securities and Exchange Commission and thereafter comply with the requirements of the 1940 Act.


         Transamerica Life Insurance Company will vote shares of the Fund as described under the caption "Voting Rights" in the prospectus or other material for the Contracts which accompanies the Prospectus.

         As of March 30, 2001, the Transamerica Life Insurance Company Separate Accounts VA A, VA B, VA C and VA D owned of record the following approximate percentages of the outstanding shares of each Portfolio: 91.117% of the T. Rowe Price International Stock Portfolio; 93.833% of the Dreyfus Small Cap Value Portfolio; and 89.340% of the Endeavor Enhanced Index Portfolio. As of March 30, 2001, the AUSA Life Insurance Company, Inc. Separate Account VA BNY owned of record the following approximate percentages of the outstanding shares of each
Portfolio: 4.578% of the T. Rowe Price International Stock Portfolio; 3.446% of the Dreyfus Small Cap Value Portfolio; and 2.355% of the Endeavor Enhanced Index Portfolio. As of March 30, 2001, the People's Benefit Life Insurance Company Separate Account V owned of record the following approximate percentages of the outstanding shares of each Portfolio: 2.630% of the Dreyfus Small Cap Value Portfolio; 4.245% of the T. Rowe Price International Stock Portfolio; and 8.256% of the Endeavor Enhanced Index Portfolio.


         Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts and obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or the Trustees. The Agreement and Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any shareholders held personally liable for obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations. The likelihood of such circumstances is remote.

                              FINANCIAL STATEMENTS


         The financial statements of the T. Rowe Price International Stock Portfolio, Dreyfus Small Cap Value Portfolio and Endeavor Enhanced Index Portfolio for the fiscal period ended December 31, 2000, including notes to the financial statements and financial highlights and the Report of Ernst & Young LLP, Independent Auditors, are included in the Fund's Annual Report to Shareholders. A copy of the Annual Report accompanies this Statement of Additional Information. The financial statements (including the Report of Independent Auditors) included in the Annual Report are incorporated herein by reference.

                                    APPENDIX

                               SECURITIES RATINGS

Standard & Poor's Bond Ratings

         A Standard & Poor's corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong. Debt rated "AA" has a very strong capacity to pay interest and to repay principal and differs from the highest rated issues only in small degree. Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt of a higher rated category. Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and to repay principal for debt in this category than for higher rated categories. Bonds rated "BB", "B", "CCC" and "CC" are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. The rating "C" is reserved for income bonds on which no interest is being paid. Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears. The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Moody's Bond Ratings

         Bonds which are rated "Aaa" are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Moody's applies numerical modifiers 1, 2 and 3 in the Aa and A rating categories. The modifier 1 indicates that the security ranks at a higher end of the rating category, modifier 2 indicates a mid-range rating and the modifier 3 indicates that the issue ranks at the lower end of the rating category. Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future. Bonds which are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Standard & Poor's Commercial Paper Ratings

         "A" is the highest commercial paper rating category utilized by Standard & Poor's, which uses the numbers "1+", "1", "2" and "3" to denote relative strength within its "A" classification. Commercial paper issuers rated "A" by Standard & Poor's have the following characteristics. Liquidity ratios are better than industry average. Long-term debt rating is "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow are in an upward trend. Typically, the issuer is a strong company in a well-established industry and has superior management. Issues rated "B" are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities. The rating "C" is assigned to short-term debt obligations with a doubtful capacity for repayment. An issue rated "D" is either in default or is expected to be in default upon maturity.

Moody's Commercial Paper Ratings

         "Prime-1" is the highest commercial paper rating assigned by Moody's, which uses the numbers "1", "2" and "3" to denote relative strength within its highest classification of Prime. Commercial paper issuers rated Prime by Moody's have the following characteristics. Their short-term debt obligations carry the smallest degree of investment risk. Margins of support for current indebtedness are large or stable with cash flow and asset protection well assured. Current liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available. While protective elements may change over the intermediate or longer terms, such changes are most unlikely to impair the fundamentally strong position of short-term obligations.

Fitch IBCA, Inc. Commercial Paper Ratings. Fitch Investors Service L.P. employs the rating F-1+ to indicate issues regarded as having the strongest degree of assurance for timely payment. The rating F-1 reflects an assurance of timely payment only slightly less in degree than issues rated F-1+, while the rating F-2 indicates a satisfactory degree of assurance for timely payment, although the margin of safety is not as great as indicated by the F-1+ and F-1 categories.

Duff & Phelps Inc. Commercial Paper Ratings. Duff & Phelps Inc. employs the designation of Duff 1 with respect to top grade commercial paper and bank money instruments. Duff 1+ indicates the highest certainty of timely payment: short-term liquidity is clearly outstanding, and safety is just below risk-free U.S. Treasury short-term obligations. Duff 1- indicates high certainty of timely payment. Duff 2 indicates good certainty of timely payment: liquidity factors and company fundamentals are sound.

Thomson BankWatch, Inc. ("BankWatch") Commercial Paper Ratings. BankWatch will assign both short-term debt ratings and issuer ratings to the issuers it rates. BankWatch will assign a short-term rating ("TBW-1", "TBW-2", "TBW-3", or "TBW-4") to each class of debt (e.g., commercial paper or non-convertible debt), having a maturity of one-year or less, issued by a holding company structure or an entity within the holding company structure that is rated by BankWatch. Additionally, BankWatch will assign an issuer rating ("A", "A/B", "B", "B/C", "C", "C/D", "D", "D/E", and "E") to each issuer that it rates.

         Various of the NRSROs utilize rankings within rating categories indicated by a + or -. The Portfolios, in accordance with industry practice, recognize such rankings within categories as graduations, viewing for example Standard & Poor's rating of A-1+ and A-1 as being in Standard & Poor's highest rating category.

                       STATEMENT OF ADDITIONAL INFORMATION

                             ENDEAVOR(SM) SERIES TRUST


         This Statement of Additional Information provides supplementary information pertaining to shares of three of the thirteen investment portfolios ("Portfolios") of Endeavor Series Trust (the "Fund"), a diversified, open-end, management investment company. This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus dated May 1, 2001 for the T. Rowe Price International Stock Portfolio, the Dreyfus Small Cap Value Portfolio and the Endeavor Enhanced Index Portfolio of the Fund (the "Prospectus") which may be obtained by writing the Fund at 4333 Edgewood Road N.E., Cedar Rapids, Iowa 52499-0001 or by calling (800) 525-6205. Unless otherwise defined herein, capitalized terms have the meanings given to them in the Prospectus.

         The date of this Statement of Additional Information is May 1, 2001.


         Endeavor(SM) is a registered service mark of Endeavor Management Co.

                                Table of Contents

                                                                         Page

INVESTMENT OBJECTIVES AND POLICIES.........................................4
         Convertible Securities............................................4
         Depositary Receipts...............................................4
         Exchange Traded Funds.............................................5
         Foreign Currency Transactions.....................................5
         Foreign Securities................................................8
         Forward Commitments, When-Issued and Delayed Delivery Securities..9
         Hybrid Instruments................................................9
         Illiquid Securities..............................................10
         Investment Grade Corporate Debt Securities.......................10
         Money Market Securities..........................................10
         Mortgage-Backed Securities.......................................11
         Options and Futures Strategies...................................12
         Other Investment Companies.......................................16
         Passive Foreign Investment Companies.............................17
         Portfolio Turnover...............................................18
         Preferred Stocks.................................................18
         Repurchase Agreements............................................18
         Reverse Repurchase Agreements....................................18
         Rights and Warrants..............................................19
         Securities Loans.................................................19
         Short Sales......................................................19
         U.S. Government Securities.......................................19
         Zero Coupon Bonds, Deferred Interest Bonds and PIK Bonds.........20

INVESTMENT RESTRICTIONS...................................................20
         Other Policies...................................................22

PERFORMANCE INFORMATION...................................................22
         Non-Standardized Performance.....................................22

PORTFOLIO TRANSACTIONS....................................................23
         Brokerage Enhancement Plan.......................................24

MANAGEMENT OF THE FUND....................................................26
         Trustees and Officers............................................26

INVESTMENT ADVISORY AND OTHER SERVICES....................................31
         The Manager......................................................31
         The Investment Advisers..........................................33
         Code of Ethics...................................................35
         Custodian........................................................35
         Transfer Agent...................................................35
         Legal Matters....................................................35
         Independent Auditors.............................................35

REDEMPTION OF SHARES......................................................35

NET ASSET VALUE...........................................................36

TAXES.....................................................................37
         Federal Income Taxes.............................................37

ORGANIZATION AND CAPITALIZATION OF THE FUND...............................38

FINANCIAL STATEMENTS......................................................40

APPENDIX.................................................................A-1



                               ..................

         No person has been authorized to give any information or to make any representation not contained in this Statement of Additional Information or in the Prospectus and, if given or made, such information or representation must not be relied upon as having been authorized. This Statement of Additional Information does not constitute an offering of any securities other than the registered securities to which it relates or an offer to any person in any state or other jurisdiction of the United States or any country where such offer would be unlawful.

                       INVESTMENT OBJECTIVES AND POLICIES


     The following information supplements the discussion of the investment objectives and policies of the Portfolios in the Prospectus. The Fund is managed by Endeavor Management Co. The Manager has selected Rowe Price-Fleming International, Inc. as investment adviser for the T. Rowe Price International Stock Portfolio, The Dreyfus Corporation as investment adviser for the Dreyfus Small Cap Value Portfolio and J.P Morgan Investment Management Inc. as investment adviser for the Endeavor Enhanced Index Portfolio.


 Convertible Securities (All Portfolios)

         A Portfolio may invest in convertible securities of domestic and, subject to the Portfolio's investment strategy, foreign issuers. The convertible securities in which a Portfolio may invest include any debt securities or preferred stock which may be converted into common stock or which carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time.

         Convertible securities may be converted at either a stated price or stated rate into underlying shares of common stock. Although to a lesser extent than with fixed-income securities, the market of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

         Convertible securities are investments that provide for a stable stream of income with generally higher yields than common stocks. There can be no assurance of current income because the issuers of the convertible securities may default on their obligations. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate. Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.

Depositary Receipts (All Portfolios)

         A Portfolio may purchase foreign securities in the form of American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts or other securities convertible into securities of corporations in which the Portfolio is permitted to invest pursuant to its investment objectives and policies. These securities may not necessarily be denominated in the same currency into which they may be converted. Depositary receipts are receipts typically issued by a U.S. or foreign bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. Because American Depositary Receipts are listed on a U.S. securities exchange, the Portfolio's investment adviser does not treat them as foreign securities. However, like other depositary receipts, American Depositary Receipts are subject to many of the risks of foreign securities such as changes in exchange rates and more limited information about foreign issuers.

Exchange Traded Funds (ETFs) (T. Rowe Price International and Endeavor Enhanced Index Portfolios)

         ETFs are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A Portfolio could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities it is designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

Foreign Currency Transactions (T. Rowe Price International Stock Portfolio)


         Foreign Currency Exchange Transactions. The Portfolio may engage in foreign currency exchange transactions to protect against uncertainty in the level of future exchange rates. The investment adviser to the Portfolio may engage in foreign currency exchange transactions in connection with the purchase and sale of portfolio securities ("transaction hedging"), and to protect the value of specific portfolio positions ("position hedging").

         The Portfolio may engage in "transaction hedging" to protect against a change in the foreign currency exchange rate between the date on which the Portfolio contracts to purchase or sell the security and the settlement date, or to "lock in" the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. For that purpose, the Portfolio may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in or exposed to that foreign currency.

         If conditions warrant, the Portfolio may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts as a hedge against changes in foreign currency exchange rates between the trade and settlement dates on particular transactions and not for speculation. A foreign currency forward contract is a negotiated agreement to exchange currency at a future time at a rate or rates that may be higher or lower than the spot rate. Foreign currency futures contracts are standardized exchange-traded contracts and have margin requirements.

         For transaction hedging purposes, the Portfolio may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives the Portfolio the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the Portfolio the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the Portfolio the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the Portfolio the right to purchase a currency at the exercise price until the expiration of the option.

         The Portfolio may engage in "position hedging" to protect against a decline in the value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated, or quoted or exposed (or an increase in the value of currency for securities which the Portfolio intends to buy, when it holds cash reserves and short-term investments). For position hedging purposes, the Portfolio may purchase or sell foreign currency futures contracts and foreign currency forward contracts, and may purchase put or call options on foreign currency futures contracts and on foreign currencies on exchanges or over-the-counter markets. In connection with position hedging, the Portfolio may also purchase or sell foreign currency on a spot basis.

         The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

         It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Portfolio is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Portfolio is obligated to deliver.

         Hedging transactions involve costs and may result in losses. The Portfolio may write covered call options on foreign currencies to offset some of the costs of hedging those currencies. The Portfolio will engage in over-the-counter transactions only when appropriate exchange-traded transactions are unavailable and when, in the opinion of the Portfolio's investment adviser, the pricing mechanism and liquidity are satisfactory and the participants are responsible parties likely to meet their contractual obligations. The Portfolio's ability to engage in hedging and related option transactions may be limited by tax considerations.

         Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the Portfolio owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in the value of such currency.

         Currency Forward and Futures Contracts. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the Commodity Futures Trading Commission ("CFTC"), such as the New York Mercantile Exchange. A Portfolio would enter into foreign currency futures contracts solely for hedging or other appropriate investment purposes as defined in CFTC regulations.

         Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in any given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward foreign exchange contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

         At the maturity of a forward or futures contract, the Portfolio may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

         Positions in foreign currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the Portfolio intends to purchase or sell foreign currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there can be no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the Portfolio would continue to be required to make daily cash payments of variation margin.

         Foreign  Currency  Options.   Options  on  foreign  currencies  operate
similarly to options on securities, and are traded primarily in the over-the-counter market, although options on foreign currencies have recently been listed on several exchanges. Such options will be purchased or written only when the Portfolio's investment adviser believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence foreign exchange rates and investments generally. The investment adviser for the Endeavor High Yield Portfolio does not intend to engage in foreign currency options.

         The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S. dollar, and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

         There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

         Foreign Currency Conversion. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer.

Foreign Securities (All Portfolios)

         A Portfolio may invest in foreign equity and debt securities or U.S. securities traded in foreign markets. In addition to securities issued by foreign companies, permissible investments may also consist of obligations of foreign branches of U.S. banks and of foreign banks, including European certificates of deposit, European time deposits, Canadian time deposits, Yankee certificates of deposit, Eurodollar bonds and Yankee bonds. The Portfolio may also invest in Canadian commercial paper and Europaper. These instruments may subject the Portfolio to additional investment risks from those related to investments in obligations of U.S. issuers. See the prospectus for a discussion of the risks of investing in foreign securities. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

         The debt obligations of foreign governments and entities may or may not be supported by the full faith and credit of the foreign government. A Portfolio may buy securities issued by certain "supra-national" entities, which include entities designated or supported by governments to promote economic reconstruction or development, international banking organizations and related government agencies. Examples are the International Bank for Reconstruction and Development (commonly called the "World Bank"), the Asian Development bank and the Inter-American Development Bank.

         The governmental members of these supranational entities are "stockholders" that typically make capital contributions and may be committed to make additional capital contributions if the entity is unable to repay its borrowings. A supra-national entity's lending activities may be limited to a percentage of its total capital, reserves and net income. There can be no assurance that the constituent foreign governments will continue to be able or willing to honor their capitalization commitments for those entities.

Forward Commitments, When-Issued and Delayed Delivery Securities(All Portfolios)


         A Portfolio may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made.

         A Portfolio may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement.

         Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis the Portfolio will hold liquid assets in a segregated account at the Portfolio's custodian bank worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

         Purchases made under such conditions may involve the risk that yields secured at the time of commitment may be lower than otherwise available by the time settlement takes place, causing an unrealized loss to the Portfolio. In addition, when the Portfolio engages in such purchases, it relies on the other party to consummate the sale. If the other party fails to perform its obligations, the Portfolio may miss the opportunity to obtain a security at a favorable price or yield. Although a Portfolio will generally enter into forward commitments to purchase securities with the intention of actually acquiring the security for its portfolio (or for delivery pursuant to options contracts it has entered into), the Portfolio may dispose of a security prior to settlement if its investment adviser deems it advisable to do so. The Portfolio may realize short-term gains or losses in connection with such sales.

Hybrid Instruments (T. Rowe Price International Stock Portfolio)
================== =============================================

         The T. Rowe Price International Stock Portfolio may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments have recently been developed and combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument. Often these hybrid instruments are indexed to the price of a commodity, particular currency, or a domestic or foreign debt or equity securities index. Hybrid instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity. Hybrid instruments may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of such an instrument could be zero. Hybrid instruments can have volatile prices and limited liquidity and their use by the Portfolio may not be successful.

Illiquid Securities (All Portfolios)

         Each Portfolio may invest up to 15% of its net assets in illiquid securities and other securities which are not readily marketable, including non-negotiable time deposits, certain restricted securities not deemed by the Fund's Trustees to be liquid and repurchase agreements with maturities longer than seven days. Securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, which have been determined to be liquid, will not be considered by the Portfolios' investment advisers to be illiquid or not readily marketable and, therefore, are not subject to the aforementioned 15% limit. The inability of a Portfolio to dispose of illiquid or not readily marketable investments readily or at a reasonable price could impair the Portfolio's ability to raise cash for redemptions or other purposes. The liquidity of securities purchased by a Portfolio which are eligible for resale pursuant to Rule 144A will be monitored by the Portfolios' investment advisers on an ongoing basis, subject to the oversight of the Trustees. In the event that such a security is deemed to be no longer liquid, a Portfolio's holdings will be reviewed to determine what action, if any, is required to ensure that the retention of such security does not result in a Portfolio having more than 15% of its assets invested in illiquid or not readily marketable securities.

Investment Grade Corporate Debt Securities (All Portfolios except Dreyfus Small Cap Value Portfolio)

         Debt securities are rated by national bond ratings agencies. Securities rated BBB by Standard & Poor's Ratings Services ("Standard & Poor's") or Baa by Moody's Investors Service, Inc. ("Moody's") are considered investment grade securities, but are somewhat riskier than higher rated investment grade obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics and may be speculative. See the Appendix to this Statement of Additional Information for a description of the various securities ratings.


Money Market Securities (All Portfolios)
-----------------------

         Money market securities in which the Portfolios may invest include U.S. government securities, U.S. dollar denominated instruments (such as bankers' acceptances, commercial paper, domestic or Yankee certificates of deposit and Eurodollar obligations) issued or guaranteed by bank holding companies in the United States, their subsidiaries and their foreign branches. These bank obligations may be general obligations of the parent bank holding company or may be limited to the issuing entity by the terms of the specific obligation or by government regulation.


         Obligations of the World Bank are supported by subscribed but unpaid commitments of its member countries. There can be no assurance that these commitments will be undertaken or complied with in the future.


         Other money market securities in which a Portfolio may invest also include certain variable and floating rate instruments and participations in corporate loans to corporations in whose commercial paper or other short-term obligations a Portfolio may invest. Because the bank issuing the participations does not guarantee them in any way, they are subject to the credit risks generally associated with the underlying corporate borrower. To the extent that a Portfolio may be regarded as a creditor of the issuing bank (rather than of the underlying corporate borrower under the terms of the loan participation), the Portfolio may also be subject to credit risks associated with the issuing bank. The secondary market, if any, for these loan participations is extremely limited and any such participations purchased by a Portfolio will be regarded as illiquid.

         A Portfolio may also invest in bonds and notes with remaining maturities of thirteen months or less, variable rate notes and variable amount master demand notes. A variable amount master demand note differs from ordinary commercial paper in that it is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased from time to time by the holder (subject to an agreed maximum) or decreased by the holder or the issuer, it is payable on demand, the rate of interest payable on it varies with an agreed formula and it is typically not rated by a rating agency. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for them. Any variable amount master demand note purchased by a Portfolio will be regarded as an illiquid security.


         The Portfolios will invest only in high quality money market instruments, i.e., securities which have been assigned the highest quality ratings by nationally recognized statistical rating organizations ("NRSROs") such as "A-1" by Standard & Poor's or "Prime-1" by Moody's , or if not rated, determined to be of comparable quality by the Portfolio's investment adviser.


Mortgage-Backed Securities (T. Rowe Price International Stock Portfolio)
--------------------------

         The mortgage-backed securities in which a Portfolio invests represent participation interests in pools of mortgage loans which are guaranteed by agencies or instrumentalities of the U.S. government. However, the guarantee of these types of securities runs only to the principal and interest payments and not to the market value of such securities. In addition, the guarantee only runs to the portfolio securities held by the Portfolio and not the purchase of shares of the Portfolio.

         Mortgage-backed securities are issued by lenders such as mortgage bankers, commercial banks, and savings and loan associations. Such securities differ from conventional debt securities which provide for periodic payment of interest in fixed amounts (usually semiannually) with principal payments at maturity or specified call dates. Mortgage-backed securities provide for monthly payments which are, in effect, a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. Principal prepayments result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages.

         The yield of mortgage-backed securities is based on the average life of the underlying pool of mortgage loans, which is computed on the basis of the maturities of the underlying instruments. The actual life of any particular pool may be shortened by unscheduled or early payments of principal and interest. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to accurately predict the average life of a particular pool. For pools of fixed rate 30-year mortgages, it has been common practice to assume that prepayments will result in a 12-year average life. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by the Portfolio to differ from the yield calculated on the basis of the average life of the pool. In addition, if any of these mortgage-backed securities are purchased at a premium, the premium may be lost in the event of early prepayment which may result in a loss to the Portfolio.

         Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments will most likely decline. Reinvestment by the Portfolio of scheduled principal payments and unscheduled prepayments may occur at higher or lower rates than the original investment, thus affecting the yield of the Portfolio. Monthly interest payments received by the Portfolio have a compounding effect which will increase the yield to shareholders as compared to debt obligations that pay interest semiannually. Because of the reinvestment of prepayments of principal at current rates, mortgage-backed securities may be less effective than Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. Also, although the value of debt securities may increase as interest rates decline, the value of these pass-through type of securities may not increase as much due to the prepayment feature.


 Options and Futures Strategies (All Portfolios)
--------------------------------

         A Portfolio may seek to increase the current return on its investments by writing covered call or covered put options. In addition, a Portfolio may at times seek to hedge against either a decline in the value of its portfolio securities or an increase in the price of securities which its investment adviser plans to purchase through the writing and purchase of options including options on stock indices and the purchase and sale of futures contracts and related options. A Portfolio may utilize options or futures contracts and related options for other than hedging purposes to the extent that the aggregate initial margins and premiums do not exceed 5% of the Portfolio's net asset value. The investment adviser to the Dreyfus Small Cap Value Portfolio does not presently intend to utilize options or futures contracts and related options but may do so in the future. Expenses and losses incurred as a result of such hedging strategies will reduce a Portfolio's current return.


         The ability of a Portfolio to engage in the options and futures strategies described below will depend on the availability of liquid markets in such instruments. Markets in options and futures with respect to stock indices and U.S. government securities are relatively new and still developing. It is impossible to predict the amount of trading interest that may exist in various types of options or futures. Therefore no assurance can be given that a Portfolio will be able to utilize these instruments effectively for the purposes stated below.

         Writing Covered Options on Securities. A Portfolio may write covered call options and covered put options on optionable securities of the types in which it is permitted to invest from time to time as its investment adviser determines is appropriate in seeking to attain the Portfolio's investment objective. Call options written by a Portfolio give the holder the right to buy the underlying security from the Portfolio at a stated exercise price; put options give the holder the right to sell the underlying security to the Portfolio at a stated price.

         A Portfolio may only write call options on a covered basis or for cross-hedging purposes and will only write covered put options. A put option would be considered "covered" if the Portfolio owns an option to sell the underlying security subject to the option having an exercise price equal to or greater than the exercise price of the "covered" option at all times while the put option is outstanding. A call option is covered if the Portfolio owns or has the right to acquire the underlying securities subject to the call option (or comparable securities satisfying the cover requirements of securities exchanges) at all times during the option period. A call option is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against another security which the Portfolio owns or has the right to acquire. In the case of a call written for cross-hedging purposes or a put option, the Portfolio will maintain in a segregated account at the Fund's custodian bank liquid assets with a value equal to or greater than the Portfolio's obligation under the option. A Portfolio may also write combinations of covered puts and covered calls on the same underlying security.

         A Portfolio will receive a premium from writing an option, which increases the Portfolio's return in the event the option expires unexercised or is terminated at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option, and the volatility of the market price of the underlying security. By writing a call option, a Portfolio will limit its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, a Portfolio will assume the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market price, resulting in a potential capital loss if the purchase price exceeds the market price plus the amount of the premium received.

         A Portfolio may terminate an option which it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The Portfolio will realize a profit (or loss) from such transaction if the cost of such transaction is less (or more) than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option may be offset in whole or in part by unrealized appreciation of the underlying security owned by the Portfolio.

         Purchasing Put and Call Options on Securities. A Portfolio may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. This protection is provided during the life of the put option since the Portfolio, as holder of the put, is able to sell the underlying security at the exercise price regardless of any decline in the underlying security's market price. For the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, any profit which the Portfolio might otherwise have realized on the underlying security will be reduced by the premium paid for the put option and by transaction costs.

         A Portfolio may also purchase a call option to hedge against an increase in price of a security that it intends to purchase. This protection is provided during the life of the call option since the Portfolio, as holder of the call, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. For the purchase of a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. By using call options in this manner, any profit which the Portfolio might have realized had it bought the underlying security at the time it purchased the call option will be reduced by the premium paid for the call option and by transaction costs.

         No Portfolio intends to purchase put or call options if, as a result of any such transaction, the aggregate cost of options held by the Portfolio at the time of such transaction would exceed 5% of its total assets.

         Purchase and Sale of Options and Futures on Stock Indices. A Portfolio may purchase and sell options on stock indices and stock index futures contracts either as a hedge against movements in the equity markets or for other investment purposes.

         Options on stock indices are similar to options on specific securities except that, rather than the right to take or make delivery of the specific security at a specific price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of that stock index is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike options on specific securities, all settlements of options on stock indices are in cash and gain or loss depends on general movements in the stocks included in the index rather than price movements in particular stocks. Currently options traded include the Standard & Poor's 500 Composite Stock Price Index, the NYSE Composite Index, the AMEX Market Value Index, the National Over-The-Counter Index, the Nikkei 225 Stock Average Index, the Financial Times Stock Exchange 100 Index and other standard broadly based stock market indices. Options are also traded in certain industry or market segment indices such as the Pharmaceutical Index.

         A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of securities is made.

         If a Portfolio's investment adviser expects general stock market prices to rise, it might purchase a call option on a stock index or a futures contract on that index as a hedge against an increase in prices of particular equity securities it wants ultimately to buy for the Portfolio. If in fact the stock index does rise, the price of the particular equity securities intended to be purchased may also increase, but that increase would be offset in part by the increase in the value of the Portfolio's index option or futures contract resulting from the increase in the index. If, on the other hand, the Portfolio's investment adviser expects general stock market prices to decline, it might purchase a put option or sell a futures contract on the index. If that index does in fact decline, the value of some or all of the equity securities held by the Portfolio may also be expected to decline, but that decrease would be offset in part by the increase in the value of the Portfolio's position in such put option or futures contract.

         Purchase and Sale of Interest Rate Futures. A Portfolio may purchase and sell interest rate futures contracts on fixed income securities or indices of such securities, including municipal indices and any other indices of fixed income securities that may become available for trading either for the purpose of hedging its portfolio securities against the adverse effects of anticipated movements in interest rates or for other investment purposes.

         A Portfolio may sell interest rate futures contracts in anticipation of an increase in the general level of interest rates. Generally, as interest rates rise, the market value of the securities held by a Portfolio will fall, thus reducing the net asset value of the Portfolio. This interest rate risk can be reduced without employing futures as a hedge by selling such securities and either reinvesting the proceeds in securities with shorter maturities or by holding assets in cash. However, this strategy entails increased transaction costs in the form of dealer spreads and brokerage commissions and would typically reduce the Portfolio's average yield as a result of the shortening of maturities.

         The sale of interest rate futures contracts provides a means of hedging against rising interest rates. As rates increase, the value of a Portfolio's short position in the futures contracts will also tend to increase thus offsetting all or a portion of the depreciation in the market value of the Portfolio's investments that are being hedged. While the Portfolio will incur commission expenses in selling and closing out futures positions (which is done by taking an opposite position in the futures contract), commissions on futures transactions are lower than transaction costs incurred in the purchase and sale of portfolio securities.

         A  Portfolio   may  purchase   interest   rate  futures   contracts  in
anticipation of a decline in interest rates when it is not fully invested. As such purchases are made, it is expected that an equivalent amount of futures contracts will be closed out.


         A Portfolio will enter into futures contracts which are traded on national or foreign futures exchanges, and are standardized as to maturity date and the underlying financial instrument. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the CFTC. Futures are traded in London at the London International Financial Futures Exchange, in Paris, at the MATIF, and in Tokyo at the Tokyo Stock Exchange.


         Options on Futures Contracts. A Portfolio may purchase and write call and put options on stock index and interest rate futures contracts. A Portfolio may use such options on futures contracts in connection with its hedging strategies in lieu of purchasing and writing options directly on the underlying securities or stock indices or purchasing or selling the underlying futures. For example, a Portfolio may purchase put options or write call options on stock index futures or interest rate futures, rather than selling futures contracts, in anticipation of a decline in general stock market prices or rise in interest rates, respectively, or purchase call options or write put options on stock index or interest rate futures, rather than purchasing such futures, to hedge against possible increases in the price of equity securities or debt securities, respectively, which the Portfolio intends to purchase.

         In connection with transactions in stock index options, stock index futures, interest rate futures and related options on such futures, a Portfolio will be required to deposit as "initial margin" an amount of cash and short-term U.S. government securities. The current initial margin requirement per contract is approximately 2% of the contract amount. Thereafter, subsequent payments (referred to as "variation margin") are made to and from the broker to reflect changes in the value of the futures contract. Brokers may establish deposit requirements higher than exchange minimums.

         Limitations. A Portfolio will not purchase or sell futures contracts or options on futures contracts or stock indices for non-hedging purposes if, as a result, the sum of the initial margin deposits on its existing futures contracts and related options positions and premiums paid for options on futures contracts or stock indices would exceed 5% of the net assets of the Portfolio.

         Risks of Options and Futures Strategies. The effective use of options and futures strategies depends, among other things, on a Portfolio's ability to terminate options and futures positions at times when its investment adviser deems it desirable to do so. Although a Portfolio will not enter into an option or futures position unless its investment adviser believes that a liquid market exists for such option or future, there can be no assurance that a Portfolio will be able to effect closing transactions at any particular time or at an acceptable price. The investment advisers generally expect that options and futures transactions for the Portfolios will be conducted on recognized exchanges. In certain instances, however, a Portfolio may purchase and sell options in the over-the-counter market. The staff of the Securities and Exchange Commission considers over-the-counter options to be illiquid. A Portfolio's ability to terminate option positions established in the over-the-counter market may be more limited than in the case of exchange traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Portfolio.

         The use of options and futures involves the risk of imperfect correlation between movements in options and futures prices and movements in the price of the securities that are the subject of the hedge. The successful use of these strategies also depends on the ability of a Portfolio's investment adviser to forecast correctly interest rate movements and general stock market price movements. This risk increases as the composition of the securities held by the Portfolio diverges from the composition of the relevant option or futures contract.


Other Investment Companies (All Portfolios)

         In connection with its investments in accordance with the various investment disciplines, a Portfolio may invest up to 10% of its total assets in shares of other investment companies investing exclusively in securities in which it may otherwise invest. Because of restrictions on direct investment by U.S. entities in certain countries, other investment companies may provide the most practical or only way for a Portfolio to invest in certain markets. Such investments may involve the payment of substantial premiums above the net asset value of those investment companies' portfolio securities and are subject to limitations under the Investment Company Act of 1940, as amended ("1940 Act").

         Each Portfolio does not intend to invest in other investment companies unless, in the investment adviser's judgment, the potential benefits exceed associated costs. As a shareholder in an investment company, a Portfolio bears its ratable share of that investment company's expenses, including advisory and administration fees. If the Endeavor Janus Growth Portfolio invests in a Janus money market fund, the Portfolio's investment adviser will remit to the Portfolio the fees it receives from the Janus money market fund to the extent such fees are based on the Portfolio's assets.

         It is expected that the T. Rowe Price International Stock Portfolio will invest its cash reserves primarily in a money market fund established for the exclusive use of the T. Rowe Price family of mutual funds and other clients of the Portfolio's investment adviser. The T. Rowe Price Reserve Investment Fund ("RIF") and Government Reserve Investment Fund ("GRF") are series of T. Rowe Price Reserve Investment Funds, Inc. Additional series may be created in the future. The RIF and GRF were created and operate under an exemptive order issued by the Securities and Exchange Commission that permits the Portfolio to invest up to 25% of its assets in RIF or GRF.

         The RIF and GRF must comply with the requirements of Rule 2a-7 under the 1940 Act governing money market funds. The RIF invests at least 95% of its total assets in prime money market instruments receiving the highest credit rating. The GRF invests primarily in a portfolio of U.S. government-backed securities, primarily Treasury, and repurchase agreements thereon.

         The RIF and GRF provide a very efficient means of managing the cash reserves of the Portfolios. While the RIF and GRF do not pay an advisory fee to its investment adviser, they will incur other expenses. However, the RIF and GRF are expected by their investment adviser to operate at very low expense ratios. The Portfolio will only invest in RIF and GRF to the extent it is consistent with its objective and program.

         In addition to the above, pursuant to an exemptive order issued by the Securities and Exchange Commission, each Portfolio may invest its uninvested cash in shares of the Endeavor Money Market Portfolio if, in the opinion of the Portfolio's investment adviser, such investment is in the Portfolio's best interests.

Passive  Foreign  Investment   Companies  (T.  Rowe  Price  International  Stock
Portfolio)


         A Portfolio may purchase the securities of certain foreign investment funds or trusts called passive foreign investment companies. Such trusts have been the only or primary way to invest in certain countries. In addition to bearing their proportionate share of the Portfolio's expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such trusts. Capital gains on the sale of such holdings are considered ordinary income regardless of how long the Portfolio held its investment. In addition, the Portfolio may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders.

         To avoid such tax and interest, the Portfolio intends to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time; deductions for losses are allowable only to the extent of any gains resulting from these deemed sales for prior taxable years. Such gains and losses will be treated as ordinary income. The Portfolio will be required to distribute any resulting income even though it has not sold the security and received cash to pay such distributions.

Portfolio Turnover

         While it is impossible to predict portfolio turnover rates, the investment advisers to the Portfolios other than the Dreyfus Small Cap Value Portfolio anticipate that portfolio turnover will generally not exceed 100% per year. The investment adviser to the Dreyfus Small Cap Value Portfolio anticipates that the Portfolio's portfolio turnover rate will generally not exceed 200%. Higher portfolio turnover rates usually generate additional brokerage commissions and expenses.

Preferred Stocks (All Portfolios except Dreyfus Small Cap Value Portfolio)
================ =========================================================

         A Portfolio may purchase preferred stock. Preferred stock, unlike common stock, has a stated dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. "Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid.

         If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, which can be a negative feature when interest rates decline. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation. Preferred stock may be "participating" stock, which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stock on distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

Repurchase Agreements (All Portfolios except Endeavor Enhanced Index Portfolio)
===================== =========================================================


         Each of the Portfolios may enter into repurchase agreements with a bank, broker-dealer, or other financial institution but no Portfolio may invest more than 15% of its net assets in illiquid securities, including repurchase agreements having maturities of greater than seven days. A Portfolio may enter into repurchase agreements, provided the Fund's custodian always has possession of securities serving as collateral whose market value at least equals the amount of the repurchase obligation. To minimize the risk of loss a Portfolio will enter into repurchase agreements only with financial institutions which are considered by its investment adviser to be creditworthy. If an institution enters an insolvency proceeding, the resulting delay in liquidation of the securities serving as collateral could cause a Portfolio some loss, as well as legal expense, if the value of the securities declines prior to liquidation.


Reverse Repurchase Agreements (All Portfolios except Endeavor Enhanced Index Portfolio)

         Each Portfolio is permitted to enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. For the purposes of the 1940 Act it is considered a form of borrowing by the Portfolio and, therefore, is a form of leverage. Leverage may cause any gains or losses of the Portfolio to be magnified.

Rights and Warrants (All Portfolios except Dreyfus Small Cap Value Portfolio)
=================== =========================================================

         A Portfolio may purchase rights and warrants. Warrants basically are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. These investments carry the risk that they may be worthless to the Portfolio at the time it may exercise its rights, due to the fact that the underlying securities have a market value less than the exercise price.


Securities Loans (All Portfolios)
----------------

         Each Portfolio may lend its portfolio securities to qualified institutional buyers for the purpose of realizing additional income. Each of the Portfolios may pay reasonable finders', administrative and custodial fees in connection with loans of its portfolio securities. Such loans must be continuously secured by liquid assets at least equal to the market value of the securities loaned. Although voting rights or the right to consent accompanying loaned securities pass to the borrower, a Portfolio retains the right to call the loan at any time on reasonable notice, and will do so in order that the securities may be voted by the Portfolio with respect to matters materially affecting the investment. A Portfolio may also call a loan in order to sell the securities involved. Loans of portfolio securities will only be made to borrowers considered by a Portfolio's investment adviser to be creditworthy under guidelines adopted by the Trustees of the Fund. Securities lending may involve some credit risk to a Portfolio if the borrower defaults and the Portfolio is delayed or prevented from recovering the collateral.


Short Sales (Endeavor Enhanced Index Portfolio)

         The Portfolio may sell securities "short against the box." A short sale is the sale of a security that the Portfolio does not own. A short sale is "against the box" if at all times when the short position is open, the Portfolio owns an equal amount of the securities sold short or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short.

U.S. Government Securities (All Portfolios)

         Securities issued or guaranteed as to principal and interest by the U.S. government or its agencies and government-sponsored entities include U.S. Treasury obligations, consisting of bills, notes and bonds, which principally differ in their interest rates, maturities and times of issuance, and obligations issued or guaranteed by agencies and government-sponsored entities which are supported by (i) the full faith and credit of the U.S. Treasury (such as securities of the Small Business Administration), (ii) the limited authority of the issuer to borrow from the U.S. Treasury (such as securities of the Student Loan Marketing Association) or (iii) the authority of the U.S. government to purchase certain obligations of the issuer (such as securities of the Federal National Mortgage Association). No assurance can be given that the U.S. government will provide financial support to U.S. government agencies or government-sponsored entities as described in clauses (ii) or (iii) above in the future, other than as set forth above, since it is not obligated to do so by law.

Zero Coupon Bonds, Deferred Interest Bonds and PIK Bonds (T. Rowe Price International Stock Portfolio)


         Zero coupon and deferred interest bonds are debt obligations which are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. Payment-in-kind ("PIK") bonds are debt obligations which provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments may experience greater volatility in market value due to changes in interest rates than debt obligations which make regular payments of interest. The Portfolio will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Portfolio's distribution obligations.


                             INVESTMENT RESTRICTIONS

         Except for restriction numbers 2, 3, 4, 11 and 12 with respect to the Endeavor Enhanced Index Portfolio and restriction number 11 with respect to the
T. Rowe Price International Stock and Dreyfus Small Cap Value Portfolios (which restrictions are not fundamental policies), the following investment restrictions (numbers 1 through 12) are fundamental policies, which may not be changed without the approval of a majority of the outstanding shares of the Portfolio, and apply to each of the Portfolios except as otherwise indicated. As provided in the 1940 Act, a vote of a majority of the outstanding shares necessary to amend a fundamental policy means the affirmative vote of the lesser of (1) 67% or more of the shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding shares of the Portfolio.

         A Portfolio may not:

  1. Borrow money, except to the extent permitted by applicable law.

  2. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to secure borrowings permitted by restriction 1 above. Collateral arrangements with respect to margin for futures contracts and options are not deemed to be pledges or other encumbrances for purposes of this restriction.

  3. Purchase securities on margin, except a Portfolio may obtain such short-term credits as may be necessary for the clearance of securities transactions and may make margin deposits in connection with transactions in options, futures contracts and options on such contracts.

  4. Make short sales of securities or maintain a short position for the account of the Portfolio, unless at all times when a short position is open the Portfolio owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible or exchangeable for securities of the same issue as, and in equal amounts to, the securities sold short.

  5. Underwrite securities issued by other persons, except to the extent that in connection with the disposition of its portfolio investments it may be deemed to be an underwriter under federal securities laws.

  6. Purchase or sell real estate, although a Portfolio may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate and securities representing interests in real estate.

  7. Purchase or sell commodities or commodity contracts, except that all Portfolios may purchase or sell financial futures contracts and related options. For purposes of this restriction, currency contracts or hybrid investments shall not be considered commodities.

  8. Make loans,  except by purchase of debt  obligations in which the Portfolio
may  invest  consistently  with  its  investment  policies,   by  entering  into
repurchase agreements or through the lending of its portfolio securities.

  9. Invest in the securities of any issuer if, immediately after such investment, more than 5% of the total assets of the Portfolio (taken at current value) would be invested in the securities of such issuer or acquire more than 10% of the outstanding voting securities of any issuer, provided that this limitation does not apply to obligations issued or guaranteed as to principal and interest by the U.S. government or its agencies and government-sponsored entities or to repurchase agreements secured by such obligations and that up to 25% of the Portfolio's total assets (taken at current value) may be invested without regard to this limitation.

  10. Invest more than 25% of the value of its total assets in any one industry, provided that this limitation does not apply to obligations issued or guaranteed as to interest and principal by the U.S. government, its agencies and government-sponsored entities, and repurchase agreements secured by such obligations.

  11. Invest more than 15% of its net assets (taken at current value at the time of each purchase) in illiquid securities including repurchase agreements maturing in more than seven days.

12. Purchase securities of any issuer for the purpose of exercising control or management.

         All percentage limitations on investments will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and partially or completely as a result of such investment.

Other Policies

         The Dreyfus Small Cap Value Portfolio may not invest more than 5% of the value of its total assets in warrants not listed on either the New York or American Stock Exchange. The Endeavor Enhanced Index Portfolio will not invest in warrants if, as a result thereof, more than 2% of the value of the total assets of the Portfolio would be invested in warrants which are not listed on the New York Stock Exchange, the American Stock Exchange, or a recognized foreign exchange, or more than 5% of the value of the total assets of the Portfolio would be invested in warrants whether or not so listed. However, the acquisition of warrants attached to other securities is not subject to this restriction. The T. Rowe Price International Stock Portfolio will not invest in warrants if, as a result thereof, the Portfolio will have more than 10% of the value of its total assets invested in warrants; provided that this restriction does not apply to warrants acquired as a result of the purchase of another security.


         With respect to borrowing, in general, under the 1940 Act, a Portfolio may not borrow money except that (1) a Portfolio may borrow from banks or enter into reverse repurchase agreements, in amounts up to 33 1/3% of its total assets (including the amount borrowed); and (2) a Portfolio may borrow up to an additional 5% of its total assets for temporary purposes.


                             PERFORMANCE INFORMATION

         Total return will be computed as described below.


         Each Portfolio's "average annual total return" figures described and shown in the Prospectus are computed according to a formula prescribed by the Securities and Exchange Commission. The formula can be expressed as follows:


                                  P(1+T)n = ERV

Where: P = a hypothetical initial payment of $1000
 T = average annual total return
 n = number of years
 ERV = Ending Redeemable Value of a hypothetical $1000 payment made at the beginning of the 1, 5, or 10 years (or other) periods at the end of the 1, 5, or 10 years (or other) periods (or fractional portion thereof)


         The calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period and the deduction of all recurring expenses that were charged to shareholders' accounts. Such calculations do not reflect charges and deductions which are, or may be, imposed under the Contracts.


         The performance of each Portfolio will vary from time to time in response to fluctuations in market conditions, interest rates, the composition of the Portfolio's investments and expenses. Consequently, a Portfolio's performance figures are historical and should not be considered representative of the performance of the Portfolio for any future period.

Non-Standardized Performance

         In addition to the performance information described above, the Fund may provide total return information with respect to the Portfolios for designated periods, such as for the most recent six months or most recent twelve months. This total return information is computed as described under "Total Return" above except that no annualization is made.

                             PORTFOLIO TRANSACTIONS


         Subject to the supervision and control of the Manager and the Trustees of the Fund, each Portfolio's investment adviser is responsible for decisions to buy and sell securities for its account and for the placement of its portfolio business and the negotiation of commissions, if any, paid on such transactions. Brokerage commissions are paid on transactions in equity securities traded on a securities exchange and on options, futures contracts and options thereon. Fixed income securities and certain equity securities in which the Portfolios invest are traded in the over-the-counter market. These securities are generally traded on a net basis with dealers acting as principal for their own account without a stated commission, although prices of such securities usually include a profit to the dealer. In over-the-counter transactions, orders are placed directly with a principal market maker unless a better price and execution can be obtained by using a broker. In underwritten offerings, securities are usually purchased at a fixed price which includes an amount of compensation to the underwriter generally referred to as the underwriter's concession or discount. Certain money market securities may be purchased directly from an issuer, in which case no commissions or discounts are paid. U.S. government securities are generally purchased from underwriters or dealers, although certain newly-issued U.S. government securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality. Each Portfolio's investment adviser is responsible for effecting its portfolio transactions and will do so in a manner deemed fair and reasonable to the Portfolio and not according to any formula. The primary consideration in all portfolio transactions will be prompt execution of orders in an efficient manner at a favorable price. In selecting broker-dealers and negotiating commissions, an investment adviser considers, among other things, the firm's reliability, the quality of its execution services on a continuing basis and its financial condition. When more than one firm is believed to meet these criteria, preference may be given to brokers that provide the Portfolios or their investment advisers with brokerage and research services within the meaning of Section 28(e) of the Securities Exchange Act of 1934. Each Portfolio's investment adviser is of the opinion that, because this material must be analyzed and reviewed, its receipt and use does not tend to reduce expenses but may benefit the Portfolio by supplementing the investment adviser's research. In seeking the most favorable price and execution available, an investment adviser may, if permitted by law, consider sales of the Contracts as described in the Prospectus a factor in the selection of broker-dealers.


         An investment adviser may effect portfolio transactions for other investment companies and advisory accounts. Research services furnished by broker-dealers through which a Portfolio effects its securities transactions may be used by the Portfolio's investment adviser in servicing all of its accounts; not all such services may be used in connection with the Portfolio. In the opinion of each investment adviser, it is not possible to measure separately the benefits from research services to each of its accounts, including a Portfolio. Whenever concurrent decisions are made to purchase or sell securities by a Portfolio and another account, the Portfolio's investment adviser will attempt to allocate equitably portfolio transactions among the Portfolio and other accounts. In making such allocations between the Portfolio and other accounts, the main factors to be considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the persons responsible for recommending investments to the Portfolio and the other accounts. In some cases this procedure could have an adverse effect on a Portfolio. In the opinion of each investment adviser, however, the results of such procedures will, on the whole, be in the best interest of each of the accounts.


         The investment adviser to the Endeavor Enhanced Index Portfolio may execute portfolio transactions through certain of its affiliated brokers, acting as agent in accordance with the procedures established by the Fund's Board of Trustees, but will not purchase any securities from or sell any securities to any such affiliate acting as principal for its own account.

         For the year ended December 31, 1998, the T. Rowe Price International Stock Portfolio and the Dreyfus Small Cap Value Portfolio paid $121,001 and $889,611, respectively, in brokerage commissions of which $1,917 (1.58%), $10,301 (8.51%) and $759 (0.63%) with respect to the T. Rowe Price International Stock Portfolio was paid to Robert Fleming Holdings Limited , Jardine Fleming Group Limited, and Ord Minnett Securities, Ltd., respectively. For the year ended December 31, 1998, the Endeavor Enhanced Index Portfolio paid $46,321 in brokerage commissions.

         For the year ended December 31, 1999, the T. Rowe Price International Stock Portfolio and the Dreyfus Small Cap Value Portfolio paid $193,255 and $1,384,644, respectively, in brokerage commissions of which $3,858 (2.00%) and $1,260 (0.65%) with respect to the T. Rowe Price International Stock Portfolio was paid to Robert Fleming Holdings Limited and Jardine Fleming Group Limited, respectively. For the year ended December 31, 1999, the Endeavor Enhanced Index Portfolio paid $89,427 in brokerage commissions.

         For the year ended December 31, 2000, the T. Rowe Price International Stock Portfolio and the Dreyfus Small Cap Value Portfolio paid $455,127 and $1,511,039, respectively, in brokerage commissions of which $9,675 (2.13%) and $3,603 (0.79%) with respect to the T. Rowe Price International Stock Portfolio was paid to Robert Fleming Holdings Limited and Jardine Fleming Group Limited, respectively. As of August, 2000, the T. Rowe Price International Stock Portfolio is no longer considered an affiliate of Robert Fleming Holdings Limited and Jardine Fleming Group Limited. For the fiscal period ended December 31, 2000, the Endeavor Enhanced Index Portfolio paid $147,937 in brokerage commissions.

         For 2000, the percentage of the Portfolio's aggregate dollar amount of commissionable transactions effected through a then-affiliated broker is as follows:

T. Rowe Price International Stock Portfolio - 2.13% (Robert Fleming Holdings Limited)


T. Rowe Price International Stock Portfolio - 0.79% (Jardine Fleming Group Limited)



Brokerage Enhancement Plan


         The Board of Trustees of the Fund, including all of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Fund, Endeavor Management Co. or Transamerica Capital, Inc. (the "Distributor") (hereinafter referred to as "Independent Trustees"), and each Portfolio's shareholders, have voted pursuant to the substantive provisions of Rule 12b-1 under the 1940 Act to adopt a Brokerage Enhancement Plan (the "Plan") for the purpose of utilizing the Fund's brokerage commissions, to the extent available, to promote the sale and distribution of the Fund's shares. Under the Plan, the Fund is using recaptured commissions to pay for distribution expenses. However, under the Plan, except for recaptured commissions, neither the Fund nor any series of the Fund, including the Portfolios, will incur any additional fees or charges. As part of the Plan, the Fund and the Distributor have entered into a Distribution Agreement. Under the Distribution Agreement, the Distributor is the principal underwriter of the Fund, with responsibility for promoting sales of the shares of each Portfolio.


         The Distributor, however, does not receive any additional compensation from the Fund for performing this function. Instead, under the Plan, the Manager is authorized to direct that the investment adviser of each Portfolio effect brokerage transactions in portfolio securities through certain broker-dealers, consistent with each investment adviser's obligations to achieve best price and execution. It is anticipated that these broker-dealers will agree that a percentage of the commission will be directed to the Distributor. The Distributor will use a part of these directed commissions to defray legal and administrative costs associated with implementation of the Plan. These expenses are expected to be minimal. The remainder of the commissions received by the Distributor will be used to finance activities principally intended to result in the sale of shares of the Portfolios. These activities will include: holding or participating in seminars and sales meetings designed to promote the sale of Fund shares; paying marketing fees requested by broker-dealers who sell Contracts; training sales personnel; compensating broker-dealers and/or their registered representatives in connection with the allocation of cash values and premiums of the Contracts to the Fund; printing and mailing Fund prospectuses, statements of additional information, and shareholder reports for prospective Contract holders; and creating and mailing advertising and sales literature.

         The Distributor is obligated to use all of the funds directed to it for distribution expenses, except for a small amount to be used to defray the incidental costs associated with implementation of the Plan. Accordingly, the Distributor will not make any profit from the operation of the Plan.

         Both the Plan and the Distribution Agreement provide (A) that they will be subject to annual approval by the Trustees and the Independent Trustees; (B) that any person authorized to make payments under the Plan or Distribution Agreement must provide the Trustees a quarterly written report of payments made and the purpose of the payments; (C) that the Plan may be terminated at any time by the vote of a majority of the Independent Trustees; (D) that the Distribution Agreement may be terminated without penalty at any time by a vote of a majority of the Independent Trustees or, as to a Portfolio, by vote of a majority of the outstanding securities of the Portfolio on not more than 60 days' written notice; and (E) that the Distribution Agreement terminates if it is assigned. The Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval, and all material Plan amendments must be approved by a vote of the Independent Trustees. In addition, the selection and nomination of the Independent Trustees must be committed to the Independent Trustees.


         For the year ended December 31, 1999, the Distributor received an aggregate for all of the Portfolios of the Fund of $847,175 pursuant to the Plan, of which $709,575 was attributable to the Dreyfus Small Cap Value Portfolio. In 2000, $674,643 was utilized on behalf of all of the Portfolios of the Fund, including the three Portfolios described in the Prospectus, to pay the costs of seminars and sales meetings.


                             MANAGEMENT OF THE FUND

         The Fund is supervised by a Board of Trustees that is responsible for representing the interests of shareholders. The Trustees meet periodically throughout the year to oversee the Portfolios' activities, reviewing, among other things, each Portfolio's performance and its contractual arrangements with various service providers.

Trustees and Officers


  The Trustees and executive officers of the Fund, their ages and their principal occupations during the past five years are set forth below. Unless otherwise indicated, the business address of each is 4333 Edgewood Road N.E., Cedar Rapids, Iowa 52499.

                                                        Position(s)  Held        Principal  Occupation(s)
Name, Age and Address                                  with Registrant             During Past  5  Years
---------------------                                  ---------------             ------------------===
*+Vincent J. McGuinness, Jr.                           President, Chief             Since September, 2000, Managing
                                                                                     ==============================
(36)                                                  Financial Officer           Director of Roth Capital Partners, LLC;
 ====                                                                              ======================================
                                                       (Treasurer), Trustee        from July, 1997 to November, 1997,
                                                                                   ====
                                                                                   Executive Vice President - Administration
                                                                                   of Registrant; from September, 1996 to
                                                                                   June, 1997 and since June, 1998,Chief
                                                                                   Financial Officer (Treasurer) of
                                                                                   Registrant; from February, 1997 to
                                                                                   December, 1997, Executive Vice-President,
                                                                                   Chief of Operations, from March, 1997 to
                                                                                   October, 1999, Director, from December,
                                                                                   1997 to October, 1999, Chief Operating
                                                                                   Officer, and from June, 1998 to October,
                                                                                   1999, Chief Financial Officer, from July,
                                                                                   1999 to October, 1999, Chief Executive
                                                                                   Officer of  Transamerica Capital, Inc.;
                                                                                                ==========================
                                                                                   from September, 1996 to June, 1997, and
                                                                                   from June, 1998 to October, 1999, Chief
                                                                                   Financial Officer,  from May, 1996 to
                                                                                                        ====           =
                                                                                   October, 1999, Director and from June,
                                                                                   =============
                                                                                   1997 to October, 1998, Executive Vice
                                                                                   President - Administration, from October,
                                                                                   1998 to October, 1999, Chief
                                                                                   Executive Officer, of Endeavor Management
                                                                                   Co.; from May, 1996 to January, 1997,
                                                                                   Executive Vice President and Director of
                                                                                   Sales, Western Division of  Transamerica
                                                                                                                ===========
                                                                                   Capital, Inc.
                                                                                   =============

*Vincent J. McGuinness (65)                              Chairman of the Board    Until December 31, 1999, Director of
                                                          ======================
1901 Ocean Way                                         of Trustees                 Endeavor Group and Endeavor Management
                                                       ===========
Laguna Beach, California                                                           Co.; President of VJM  Corporation (oil
                                                                                                           ===========
92651                                                                              and gas); until July, 1999, Chairman,

                                                                                   Chief
                                                                                   Executive
                                                                                   Officer
                                                                                   and
                                                                                   Director
                                                                                   of
                                                                                   McGuinness
                                                                                   &
                                                                                   Associates
                                                                                   and
                                                                                   VJM
                                                                                   Corporation;
                                                                                   until
                                                                                   July,
                                                                                   1996,
                                                                                   Chairman,
                                                                                   Chief
                                                                                   Executive
                                                                                   Officer
                                                                                   and
                                                                                   Director
                                                                                   of
                                                                                   McGuinness
                                                                                   Group
                                                                                   (insurance
                                                                                   marketing);
                                                                                   from
                                                                                   September,
                                                                                   1988
                                                                                   to
                                                                                   July,
                                                                                   1999,
                                                                                   Chief
                                                                                   Executive
                                                                                   Officer
                                                                                   of
                                                                                   Endeavor
                                                                                   Management
                                                                                   Co.;
                                                                                   until
                                                                                   October,
                                                                                   1998,
                                                                                   President
                                                                                   of
                                                                                   Endeavor
                                                                                   Management
                                                                                   Co.
                                                                                   Until
                                                                                   October,
                                                                                   2000,
                                                                                   Manager,
                                                                                   PFL
                                                                                   Endeavor
                                                                                   Target
                                                                                   Account
                                                                                   and
                                                                                   AUSA
                                                                                   Endeavor
                                                                                   Target
                                                                                   Account.

Timothy A. Devine (66)                                Trustee                     President, Chief Executive Officer,
                   ====
1424 Dolphin Terrace                                                               Devine Properties, Inc. (horticulture
                                                                                                            ============
Corona del Mar, California                                                         consultants); Consultant, Plant Control,
                                                                                   ============
92625                                                                              Inc.  Until October, 2000, Manager, PFL
                                                                                         ====================
                                                                                   Endeavor Target Account and AUSA Endeavor
                                                                                   Target Account.
Steven L. Klosterman (49)
                      ===

5973 Avenida Encinas                                   Trustee                     Since July, 1995, President of Klosterman
Suite 300                                                                          Capital Corporation (investment adviser);
Carlsbad, California 92008                                                         Investment Counselor, Robert J. Metcalf &

                                                                                   Associates, Inc. (investment adviser)
                                                                                   from August, 1990 to June, 1995.  Until
                                                                                                                     =====
                                                                                   October, 2000, Manager, PFL Endeavor
                                                                                   ==============
                                                                                   Target Account and AUSA Endeavor Target
                                                                                   Account.

Halbert D. Lindquist (53)                              Trustee                     President, Lindquist and Associates,
                                                                                                                      =
1650 E. Fort Lowell Road                                                           Inc. (investment adviser) and since
Suite 203                                                                          December, 1987 Tucson Asset Management,
Tucson, Arizona 85719-2324                                                         Inc. (commodity trading adviser), and
                                                                                   since November, 1987, Presidio
                                                                                   Securities, Inc. (broker-dealer), and
                                                                                   from January, 1998 to January 1999, Chief
                                                                                   Investment Officer and since January,
                                                                                   1999, Consultant, Blackstone Alternative
                                                                                   Asset Management.  Until October, 2000,
                                                                                                      ====================
                                                                                   Manager, PFL Endeavor Target Account and
                                                                                   AUSA Endeavor Target Account.


Keith H. Wood (65)                                    Trustee                     Since 1972, Chairman and Chief Executive
               ====
39 Main Street                                                                     Officer of Jamison, Eaton & Wood
Chatham, New Jersey 07928                                                          (investment adviser) and from 1978 to
                                                                                   December, 1997, President of Ivory & Sime
                                                                                   International, Inc. (investment adviser);
                                                                                   since 1999, President, Wood & Anthony,
                                                                                   LLC (investment adviser).  Until October,
                                                                                                              ==============
                                                                                   2000, Manager, PFL Endeavor Target
                                                                                   =====
                                                                                   Account and AUSA Endeavor Target Account.

Peter F. Muratore (67)                                Trustee                     From June, 1989 to March, 1998, President
Too Far                                                                            of OCC Distributors (broker-dealer), a
Posthouse Road                                                                     subsidiary of Oppenheimer Capital.  Until
                                                                                                                       =====
Morristown, New Jersey 07960                                                       October, 2000, Manager, PFL Endeavor
                                                                                   ==============

                                                                                   Target Account and AUSA Endeavor Target
                                                                                   Account.

P. Michael Pond (47)                                  Executive Vice- President     From November 1, 1998 to March, 2000,
                 ====                                                                 ====                  =============
                                                       - Administration and        Executive Vice-President  of

                                                       Compliance                  Transamerica Capital, Inc.; from November
                                                                                   ==========================
                                                                                   1, 1998 to October, 1999, Executive Vice
                                                                                   President  and Chief Investment Officer
                                                                                   of Endeavor Management Co.; since
                                                                                   October, 1999, President, Chief Executive
                                                                                   Officer and Chief Investment Officer of
                                                                                   Endeavor Management Co.; from November,
                                                                                   1991 to November, 1996, Chairman and
                                                                                   President of The Preferred Group of
                                                                                   Mutual Funds; from October, 1989 to
                                                                                   November, 1996, President of Caterpillar
                                                                                   ========
                                                                                   Securities Inc. and Caterpillar
                                                                                   Investment  Management Ltd.
                                                                                                ==============

Billy J. Berger (38)                                   Chief Financial Officer     Since April, 1993, Manager-Financial
====================                                   ========================    ====================================
                                                       (Treasurer)                 Reporting, Financial Markets Division,
                                                       ===========                 ======================================
                                                                                   AEGON USA, Inc.

 Gail A. Hanson (57)                                  Secretary                   Since September, 1994, Vice President for
  ===================
101 Federal Street                                                                 PFPC Inc. (formerly known as First Data
==================
6th Floor                                                                          Services Investor Group, Inc.) (mutual
=== =====
Boston, Massachusetts 02110                                                        fund administration).
===========================


* May be deemed an "interested person" of the Fund as defined in the 1940 Act.

+ Vincent J. McGuinness, Jr. is the son of Vincent J. McGuinness.


         No remuneration will be paid by the Fund to any Trustee or officer of the Fund who is affiliated with the Manager or the investment advisers. Each Trustee who is not an affiliated person of the Manager or the investment advisers will be reimbursed for out-of-pocket expenses and currently receives an annual fee of $18,000 , $2,500 for attendance at each Board meeting, $1,000 for each telephone Board meeting and $500 for each committee meeting. Set forth below for each of the Trustees of the Fund is the aggregate compensation paid to such Trustees for the fiscal year ended December 31, 2000.


                               COMPENSATION TABLE


                                 Aggregate Compensation    Total Compensation
 Name of Person                     From Fund               From Fund Complex
                                       ----                  Paid to Trustees
--==============                                          ----------------
  Vincent J. McGuinness              $ -                         $ -

  Timothy A. Devine                  $34,000                     $37,000
                                     =======                     =======
  Steven L. Klosterman              $35,000                     $38,000
                                     =======                     ======
  Halbert D. Lindquist              $31,500                     $34,300
                                     =======                     ======
  Keith H. Wood                     $35,000                     $38,000
                                     =======                     ======
  Peter F. Muratore                 $36,000                     $39,000
                                     =======                     ======
  Vincent J. McGuinness, Jr.        $34,500                     $34,500
                                     =======                     ======

         The Agreement and Declaration of Trust of the Fund provides that the Fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Fund, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Fund or that such indemnification would relieve any officer or Trustee of any liability to the Fund or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties. The Fund, at its expense, provides liability insurance for the benefit of its Trustees and officers.


         As of the date of this Statement of Additional Information, the officers and Trustees of the Fund as a group owned less than 1% of the outstanding shares of the Fund.

                     INVESTMENT ADVISORY AND OTHER SERVICES

The Manager


         The Fund is managed by Endeavor Management Co. (the "Manager") which, subject to the supervision and direction of the Trustees of the Fund, has overall responsibility for the general management and administration of the Fund. AUSA Holding Company ("AUSA"), an affiliate of Transamerica Life Insurance Company (formerly PFL Life Insurance Company), owns all of the outstanding common shares of the Manager and Transamerica Capital, Inc.


         The Manager is responsible for providing investment management and administrative services to the Fund and in the exercise of such responsibility selects the investment advisers for the Fund's Portfolios and monitors the investment advisers' investment programs and results, reviews brokerage matters, oversees compliance by the Fund with various federal and state statutes, and carries out the directives of the Trustees. The Manager is responsible for providing the Fund with office space, office equipment, and personnel necessary to operate and administer the Fund's business, and also supervises the provision of services by third parties such as the Fund's custodian and transfer agent. Pursuant to an administration agreement, PFPC Inc. assists the Manager in the performance of its administrative responsibilities to the Fund.

         As compensation for these services the Fund pays the Manager a monthly fee at the following annual rates of each Portfolio's average daily net assets:
T. Rowe Price International Stock Portfolio - .90%; Dreyfus Small Cap Value Portfolio - .80%; Endeavor Enhanced Index Portfolio - .75%. The management fees paid by the Portfolios, although higher than the fees paid by most other investment companies in general, are comparable to management fees paid for similar services by many investment companies with similar investment objectives and policies. From the management fees, the Manager pays the expenses of providing investment advisory services to the Portfolios, including the fees of the investment adviser of each Portfolio.

         The Manager pays the fees and expenses of PFPC Inc. pursuant to the administration agreement and the Manager is entitled to be reimbursed for each Portfolio's portion of the fees and expenses paid by the Manager to PFPC Inc. with respect to each Portfolio. The Manager pays an annual fee equal to $650,000 plus 0.01% of the Fund's average daily net assets in excess of $1 billion. These fees are accrued daily and paid monthly.

         In addition to the management fees and allocable administrative fees, the Fund pays all expenses not assumed by the Manager, including, without limitation, expenses for legal, accounting and auditing services, interest, taxes, costs of printing and distributing reports to shareholders, proxy materials and prospectuses, charges of its custodian, transfer agent and dividend disbursing agent, registration fees, fees and expenses of the Trustees who are not affiliated persons of the Manager, insurance, brokerage costs, litigation, and other extraordinary or nonrecurring expenses. All general Fund expenses are allocated among and charged to the assets of the Portfolios of the Fund on a basis that the Trustees deem fair and equitable, which may be on the basis of relative net assets of each Portfolio or the nature of the services performed and relative applicability to each Portfolio.

         The Management Agreement continues in force for two years from its commencement date, with respect to each Portfolio, and from year to year thereafter, but only so long as its continuation as to each Portfolio is specifically approved at least annually (i) by the Trustees or by the vote of a majority of the outstanding voting securities of the Portfolio, and (ii) by the vote of a majority of the Independent Trustees, by votes cast in person at a meeting called for the purpose of voting on such approval. The Management Agreement provides that it shall terminate automatically if assigned, and that it may be terminated as to any Portfolio without penalty by the Trustees of the Fund or by vote of a majority of the outstanding voting securities of the Portfolio upon 60 days' prior written notice to the Manager, or by the Manager upon 90 days' prior written notice to the Fund, or upon such shorter notice as may be mutually agreed upon. In the event the Manager ceases to be the Manager of the Fund, the right of the Fund to use the identifying name of "Endeavor" may be withdrawn.

The Investment Advisers

         Pursuant to an investment advisory agreement with the Manager, each investment adviser to a Portfolio furnishes continuously an investment program for the Portfolio, makes investment decisions on behalf of the Portfolio, places all orders for the purchase and sale of investments for the Portfolio's account with brokers or dealers selected by such investment adviser and may perform certain limited related administrative functions in connection therewith. For its services, the Manager pays each investment adviser a fee based on a percentage of the average daily net assets of the Portfolios as follows:

     T. Rowe Price International Stock - Rowe Price-Fleming International,  Inc.
- .75% up to $20 million; .60% in excess of $20 million up to $50 million; and .50% of assets in excess of $50 million. At such time as net assets exceed $200 million, .50% of total net assets.

         Dreyfus Small Cap Value - The Dreyfus Corporation - .375%

         Endeavor Enhanced Index - J.P. Morgan Investment Management Inc. - .35%


         Effective January 1, 1995, Price-Fleming (now known as T. Rowe Price International, Inc.) became the investment adviser of the T. Rowe Price International Stock Portfolio; and effective September 16, 1996, The Dreyfus Corporation became the investment adviser of the Dreyfus Small Cap Value Portfolio. The investment adviser to each other Portfolio has managed the Portfolio since its inception date.


         Each investment advisory agreement will continue in force for two years from its commencement date, and from year to year thereafter, but only so long as its continuation as to a Portfolio is specifically approved at least annually
(i) by the Trustees or by the vote of a majority of the outstanding voting securities of the Portfolio, and (ii) by the vote of a majority of the Independent Trustees by votes cast in person at a meeting called for the purpose of voting on such approval. Each investment advisory agreement provides that it shall terminate automatically if assigned or if the Management Agreement with respect to the related Portfolio terminates, and that it may be terminated as to a Portfolio without penalty by the Manager, by the Trustees of the Fund or by vote of a majority of the outstanding voting securities of the Portfolio on not less than 60 days' prior written notice to the investment adviser or by the investment adviser on not less than 150 days' (90 days' with respect to the Endeavor Enhanced Index Portfolio) prior written notice to the Manager, or upon such shorter notice as may be mutually agreed upon.

         Each investment advisory agreement provides that the investment adviser shall not be subject to any liability to the Fund or the Manager for any act or omission in the course of or connected with rendering services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties on the part of the investment adviser.


         The following table shows the fees paid by each of the Portfolios and any fee waivers or reimbursements during the fiscal years ended December 31, 2000, December 31, 1999 and December 31, 1998.



                                      2000

               Investment Management Fee Investment Management Fee

                                      Paid                         Waived                      Other Expenses Reimbursed

T. Rowe Price International
===========================
Stock Portfolio.............
===============
                                       $1,946,195                      $--                          $--
                                       ==========                      ===                          ===

Dreyfus Small Cap Value

Portfolio.................             $1,675,098                       --                          --
=========                              ==========                       ==                          ==

Endeavor Enhanced Index

Portfolio.................             $1,230,217                       --                          --
=========                              ==========                       ==                          ==





                                      1999

               Investment Management Fee Investment Management Fee

                                      Paid                         Waived                      Other Expenses Reimbursed


T. Rowe Price International
Stock Portfolio....

                                       $1,697,527                      $--                          $--
Dreyfus Small Cap Value

Portfolio.....                         $1,300,689                       --                          --

Endeavor Enhanced Index

Portfolio.....                          $782,584                        --                          --



                                      1998

               Investment Management Fee Investment Management Fee

                               Paid                         Waived                      Other Expenses Reimbursed


T. Rowe Price International
Stock Portfolio....

                                       $1,603,389                      $--                          $--
Dreyfus Small Cap Value

Portfolio.....                         $1,207,117                       --                          --

Endeavor Enhanced Index


Portfolio.....                          $284,833                        --                          --
                                                                                                     =


         For the year ended December 31, 2000, the following Portfolios reimbursed, after waivers, the Manager for administrative expenses incurred by the Manager on behalf of the Portfolios:

T. Rowe Price International Stock -  $84,930
                                      ======
Endeavor Enhanced Index -  $61,390
                            ======
Dreyfus Small Cap Value -  $76,284
                            ======


Code of Ethics

         The Fund, its Manager, its Distributor, and each of its investment advisers, have adopted Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act. Each of these Codes of Ethics permits the personnel of their respective organizations to invest in securities for their own accounts. A copy of each of the Codes of Ethics is on public file with, and is available from the Securities and Exchange Commission.

Custodian

         Boston Safe Deposit and Trust Company, located at One Boston Place, Boston, Massachusetts 02108, serves as the custodian of the Fund. Under the custody agreement, Boston Safe holds the Portfolios' securities and keeps all necessary records and documents.

Transfer Agent


     PFPC Inc., located at 211 S. Gulph Road, King of Prussia, Pennsylvania 19406, serves as transfer agent for the Fund.


Legal Matters

     Certain legal matters are passed on for the Fund by Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington, D.C. 20036.

Independent Auditors

         Ernst & Young LLP, located at Two Commerce Square, 2001 Market Street, Suite 4000, Philadelphia, Pennsylvania 19103, serves as the Fund's independent auditors.

                              REDEMPTION OF SHARES

         The Fund may suspend redemption privileges or postpone the date of payment on shares of the Portfolios for more than seven days during any period
(1) when the New York Stock Exchange is closed or trading on the Exchange is restricted as determined by the Securities and Exchange Commission, (2) when an emergency exists, as defined by the Securities and Exchange Commission, which makes it not reasonably practicable for a Portfolio to dispose of securities owned by it or fairly to determine the value of its assets, or (3) as the Securities and Exchange Commission may otherwise permit.

         The value of the shares on redemption may be more or less than the shareholder's cost, depending upon the market value of the portfolio securities at the time of redemption.

                                 NET ASSET VALUE

         The net asset value per share of each Portfolio is determined as of the close of regular trading of the New York Stock Exchange (currently 4:00 p.m., New York City time), each day the Exchange is open for trading. Currently, the Exchange is closed on: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Portfolio securities for which the primary market is on a domestic or foreign exchange or which are traded over-the-counter and quoted on the NASDAQ System will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Portfolio securities not quoted on the NASDAQ System that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers.

         In the case of any securities which are not actively traded, reliable market quotations may not be considered to be readily available. These investments are stated at fair value as determined under the direction of the Trustees. Such fair value is expected to be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

         If any securities held by a Portfolio are restricted as to resale, their fair value will be determined following procedures approved by the Trustees. The fair value of such securities is generally determined as the amount which the Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Portfolio in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

         Notwithstanding   the  foregoing,   short-term   debt  securities  with
maturities of 60 days or less will be valued at amortized cost.

         Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the New York Stock Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the New York Stock Exchange that will not be reflected in the computation of the Portfolio's net asset value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the Fund's Board of Trustees. All securities and other assets of a Portfolio initially expressed in foreign currencies will be converted to U.S. dollar values at the mean of the bid and offer prices of such currencies against U.S. dollars last quoted on a valuation date by any recognized dealer.

                                      TAXES

Federal Income Taxes

         Each Portfolio intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). By so qualifying, a Portfolio will not be subject to federal income taxes to the extent that its net investment income and net realized capital gains are distributed.

         In order to so qualify, a Portfolio must, among other things, (1) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks or securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stocks or securities; and (2) diversify its holdings so that, at the end of each quarter of the Portfolio's taxable year, (a) at least 50% of the market value of the Portfolio's assets is represented by cash, government securities and other securities limited in respect of any one issuer to 5% of the value of the Portfolio's assets and to not more than 10% of the voting securities of such issuer, and (b) not more than 25% of the value of its assets is invested in securities of any one issuer (other than government securities).

         As a regulated investment company, a Portfolio will not be subject to federal income tax on net investment income and capital gains (short- and long-term), if any, that it distributes to its shareholders if at least 90% of its net investment income and net short-term capital gains for the taxable year are distributed, but will be subject to tax at regular corporate rates on any income or gains that are not distributed. In general, dividends will be treated as paid when actually distributed, except that dividends declared in October, November or December and made payable to shareholders of record in such a month will be treated as having been paid by the Portfolio (and received by shareholders) on December 31, provided the dividend is paid in the following January. Each Portfolio intends to satisfy the distribution requirement in each taxable year.

         The Portfolios will not be subject to the 4% federal excise tax imposed on registered investment companies that do not distribute all of their income and gains each calendar year because such tax does not apply to a registered investment company whose only shareholders are segregated asset accounts of life insurance companies held in connection with variable annuity and/or variable life insurance policies.


         The Fund intends to comply with section 817(h) of the Code and the regulations issued thereunder. As required by regulations under that section, the only shareholders of the Fund and its Portfolios will be life insurance company segregated asset accounts (also referred to as separate accounts) that fund variable life insurance or annuity contracts and the general account of Transamerica Life Insurance Company which provided the initial capital for the Portfolios of the Fund. See the prospectus or other material for the Contracts for additional discussion of the taxation of segregated asset accounts and of the owner of the particular Contract described therein.


         Section 817(h) of the Code and Treasury Department regulations thereunder impose certain diversification requirements on the segregated asset accounts investing in the Portfolios of the Fund. These requirements, which are in addition to the diversification requirements applicable to the Fund under the 1940 Act and under the regulated investment company provisions of the Code, may limit the types and amounts of securities in which the Portfolios may invest. Failure to meet the requirements of section 817(h) could result in current taxation of the owner of the Contract on the income of the Contract.

         The Fund may therefore find it necessary to take action to ensure that a Contract continues to qualify as a Contract under federal tax laws. The Fund, for example, may be required to alter the investment objectives of a Portfolio or substitute the shares of one Portfolio for those of another. No such change of investment objectives or substitution of securities will take place without notice to the shareholders of the affected Portfolio and the approval of a majority of such shareholders and without prior approval of the Securities and Exchange Commission, to the extent legally required.

         In certain foreign countries, interest and dividends are subject to a tax which is withheld by the issuer. U.S. income tax treaties with certain countries reduce the rates of these withholding taxes. The Fund intends to provide the documentation necessary to achieve the lower treaty rate of withholding whenever applicable or to seek refund of amounts withheld in excess of the treaty rate.

         Portfolios that invest in foreign securities may purchase the securities of certain foreign investment funds or trusts called passive foreign investment companies. Such trusts have been the only or primary way to invest in certain countries. In addition to bearing their proportionate share of a Portfolio's expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such trusts. Capital gains on the sale of such holdings are considered ordinary income regardless of how long a Portfolio held its investment. In addition, a Portfolio could be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders. To avoid such tax and interest, a Portfolio's investment adviser intends to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time; deductions for losses are allowable only to the extent of any gains resulting from these deemed sales for prior taxable years. Such gains will be considered ordinary income, which a Portfolio will be required to distribute even though it has not sold the security.

                   ORGANIZATION AND CAPITALIZATION OF THE FUND

         The Fund is a Massachusetts business trust organized on November 18, 1988. A copy of the Fund's Agreement and Declaration of Trust, as amended, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts.

         The Trustees of the Fund have authority to issue an unlimited number of shares of beneficial interest without par value of one or more series. Currently, the Trustees have established and designated thirteen series. Each series of shares represents the beneficial interest in a separate Portfolio of assets of the Fund, which is separately managed and has its own investment objective and policies. The Trustees of the Fund have authority, without the necessity of a shareholder vote, to establish additional portfolios and series of shares. The shares outstanding are, and those offered hereby when issued will be, fully paid and nonassessable by the Fund. The shares have no preemptive, conversion or subscription rights and are fully transferable.

         The assets received from the sale of shares of a Portfolio, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, constitute the underlying assets of the Portfolio. The underlying assets of a Portfolio are required to be segregated on the Fund's books of account and are to be charged with the expenses with respect to that Portfolio. Any general expenses of the Fund not readily attributable to a Portfolio will be allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the Portfolio and the other Portfolios.

         Each share has one vote, with fractional shares voting proportionately. Shareholders of a Portfolio are not entitled to vote on any matter that requires a separate vote of the shares of another Portfolio but which does not affect the Portfolio. The Agreement and Declaration of Trust does not require the Fund to hold annual meetings of shareholders. Thus, there will ordinarily be no annual shareholder meetings, unless otherwise required by the 1940 Act. The Trustees of the Fund may appoint their successors until fewer than a majority of the Trustees have been elected by shareholders, at which time a meeting of shareholders will be called to elect Trustees. Under the Agreement and Declaration of Trust, any Trustee may be removed by vote of two-thirds of the outstanding shares of the Fund, and holders of 10% or more of the outstanding shares can require the Trustees to call a meeting of shareholders for the purpose of voting on the removal of one or more Trustees. If ten or more shareholders who have been such for at least six months and who hold in the aggregate shares with a net asset value of at least $25,000 inform the Trustees that they wish to communicate with other shareholders, the Trustees either will give such shareholders access to the shareholder lists or will inform them of the cost involved if the Fund forwards materials to the shareholders on their behalf. If the Trustees object to mailing such materials, they must inform the Securities and Exchange Commission and thereafter comply with the requirements of the 1940 Act.


         Transamerica Life Insurance Company will vote shares of the Fund as described under the caption "Voting Rights" in the prospectus or other material for the Contracts which accompanies the Prospectus.

         As of March 30, 2001, the Transamerica Life Insurance Company Separate Accounts VA A, VA B, VA C and VA D owned of record the following approximate percentages of the outstanding shares of each Portfolio: 91.117% of the T. Rowe Price International Stock Portfolio; 93.833% of the Dreyfus Small Cap Value Portfolio; and 89.340% of the Endeavor Enhanced Index Portfolio. As of March 30, 2001, the AUSA Life Insurance Company, Inc. Separate Account VA BNY owned of record the following approximate percentages of the outstanding shares of each
Portfolio: 4.578% of the T. Rowe Price International Stock Portfolio; 3.446% of the Dreyfus Small Cap Value Portfolio; and 2.355% of the Endeavor Enhanced Index Portfolio. As of March 30, 2001, the People's Benefit Life Insurance Company Separate Account V owned of record the following approximate percentages of the outstanding shares of each Portfolio: 2.630% of the Dreyfus Small Cap Value Portfolio; 4.245% of the T. Rowe Price International Stock Portfolio; and 8.256% of the Endeavor Enhanced Index Portfolio.


         Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts and obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or the Trustees. The Agreement and Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any shareholders held personally liable for obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations. The likelihood of such circumstances is remote.

                              FINANCIAL STATEMENTS


         The financial statements of the T. Rowe Price International Stock Portfolio, Dreyfus Small Cap Value Portfolio and Endeavor Enhanced Index Portfolio for the fiscal period ended December 31, 2000, including notes to the financial statements and financial highlights and the Report of Ernst & Young LLP, Independent Auditors, are included in the Fund's Annual Report to Shareholders. A copy of the Annual Report accompanies this Statement of Additional Information. The financial statements (including the Report of Independent Auditors) included in the Annual Report are incorporated herein by reference.

                                    APPENDIX

                               SECURITIES RATINGS

Standard & Poor's Bond Ratings

         A Standard & Poor's corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong. Debt rated "AA" has a very strong capacity to pay interest and to repay principal and differs from the highest rated issues only in small degree. Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt of a higher rated category. Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and to repay principal for debt in this category than for higher rated categories. Bonds rated "BB", "B", "CCC" and "CC" are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. The rating "C" is reserved for income bonds on which no interest is being paid. Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears. The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Moody's Bond Ratings

         Bonds which are rated "Aaa" are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Moody's applies numerical modifiers 1, 2 and 3 in the Aa and A rating categories. The modifier 1 indicates that the security ranks at a higher end of the rating category, modifier 2 indicates a mid-range rating and the modifier 3 indicates that the issue ranks at the lower end of the rating category. Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future. Bonds which are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Standard & Poor's Commercial Paper Ratings

         "A" is the highest commercial paper rating category utilized by Standard & Poor's, which uses the numbers "1+", "1", "2" and "3" to denote relative strength within its "A" classification. Commercial paper issuers rated "A" by Standard & Poor's have the following characteristics. Liquidity ratios are better than industry average. Long-term debt rating is "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow are in an upward trend. Typically, the issuer is a strong company in a well-established industry and has superior management. Issues rated "B" are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities. The rating "C" is assigned to short-term debt obligations with a doubtful capacity for repayment. An issue rated "D" is either in default or is expected to be in default upon maturity.

Moody's Commercial Paper Ratings

         "Prime-1" is the highest commercial paper rating assigned by Moody's, which uses the numbers "1", "2" and "3" to denote relative strength within its highest classification of Prime. Commercial paper issuers rated Prime by Moody's have the following characteristics. Their short-term debt obligations carry the smallest degree of investment risk. Margins of support for current indebtedness are large or stable with cash flow and asset protection well assured. Current liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available. While protective elements may change over the intermediate or longer terms, such changes are most unlikely to impair the fundamentally strong position of short-term obligations.

Fitch IBCA, Inc. Commercial Paper Ratings. Fitch Investors Service L.P. employs the rating F-1+ to indicate issues regarded as having the strongest degree of assurance for timely payment. The rating F-1 reflects an assurance of timely payment only slightly less in degree than issues rated F-1+, while the rating F-2 indicates a satisfactory degree of assurance for timely payment, although the margin of safety is not as great as indicated by the F-1+ and F-1 categories.

Duff & Phelps Inc. Commercial Paper Ratings. Duff & Phelps Inc. employs the designation of Duff 1 with respect to top grade commercial paper and bank money instruments. Duff 1+ indicates the highest certainty of timely payment: short-term liquidity is clearly outstanding, and safety is just below risk-free U.S. Treasury short-term obligations. Duff 1- indicates high certainty of timely payment. Duff 2 indicates good certainty of timely payment: liquidity factors and company fundamentals are sound.

Thomson BankWatch, Inc. ("BankWatch") Commercial Paper Ratings. BankWatch will assign both short-term debt ratings and issuer ratings to the issuers it rates. BankWatch will assign a short-term rating ("TBW-1", "TBW-2", "TBW-3", or "TBW-4") to each class of debt (e.g., commercial paper or non-convertible debt), having a maturity of one-year or less, issued by a holding company structure or an entity within the holding company structure that is rated by BankWatch. Additionally, BankWatch will assign an issuer rating ("A", "A/B", "B", "B/C", "C", "C/D", "D", "D/E", and "E") to each issuer that it rates.

         Various of the NRSROs utilize rankings within rating categories indicated by a + or -. The Portfolios, in accordance with industry practice, recognize such rankings within categories as graduations, viewing for example Standard & Poor's rating of A-1+ and A-1 as being in Standard & Poor's highest rating category.

                              ENDEAVOR SERIES TRUST

                                     PART C

                                Other Information

Item 23. EXHIBITS

                  All references are to the Registrant's registration statement on Form N-1A as filed with the SEC on March 7, 1989, File Nos. 33-27352 and 811-5780 (the "Registration Statement").

---------------------------- ------------------------------------------------------------------------
Exhibit No.                  Description of Exhibits

---------------------------- ------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(a)(1)                       Agreement and Declaration of Trust is incorporated by reference to
                             Post-Effective Amendment No. 14 to the Registration Statement as filed with the SEC on April 29, 1996 ("Post-Effective Amendment No. 14").
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(a)(2)                       Amendment No. 1 to Agreement and Declaration of Trust is incorporated by reference to Post-Effective Amendment No. 14.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(a)(3)                       Amendment No. 2 to Agreement and Declaration of Trust is incorporated by reference to Post-Effective Amendment No. 14.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(a)(4)                       Amendment No. 3 to Agreement and Declaration of Trust is incorporated by reference to Post-Effective Amendment No. 14.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(a)(5)                       Amendment No. 4 to Agreement and Declaration of Trust is incorporated by reference to Post-Effective Amendment No. 14
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(a)(6)                       Amendment No. 5 to Agreement and Declaration of Trust is incorporated by reference to Post-Effective Amendment No. 14.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(a)(7)                       Amendment No. 6 to Agreement and Declaration of Trust is incorporated by reference to Post-Effective Amendment No. 14.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(a)(8)                       Amendment No. 7 to Agreement and Declaration of Trust is incorporated by reference to Post-Effective Amendment No. 16 to the Registration
                             Statement as filed with the SEC on February 14, 1997 ("Post-Effective
                             Amendment No. 16").
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(a)(9)                       Amendment No. 8 to Agreement and Declaration of Trust is incorporated by reference to Post-Effective Amendment No. 21 to the Registration
                             Statement as filed with the SEC on December 19, 1997 ("Post-Effective
                             Amendment No. 21").
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(a)(10)                      Amendment No. 9 to Agreement and Declaration of Trust is incorporated by reference to Post-Effective Amendment No. 22 to the Registration
                             Statement as filed with the SEC on February 27, 1998 ("Post-Effective
                             Amendment No. 22").
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(a)(11)                      Amendment No. 10 to Agreement and Declaration of Trust is incorporated by reference to Post-Effective Amendment No. 30 to the Registration
                             Statement as filed with the SEC on May 1, 2000 ("Post-Effective
                             Amendment No. 30").
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(b)                          Amended and Restated By-Laws are incorporated by reference to
                             Post-Effective Amendment No. 14.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(c)(1)                       Specimen certificate for shares of beneficial interest of the Domestic
                             Money Market Portfolio (now known as Endeavor Money Market Portfolio)
                             is incorporated by reference to Post-Effective Amendment No. 14.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(c)(2)                       Specimen   certificate  for  shares  of  beneficial
                             interest of the Domestic  Managed Asset  Allocation
                             Portfolio (now known as Endeavor  Asset  Allocation
                             Portfolio)   is   incorporated   by   reference  to
                             Post-Effective Amendment No. 14.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(c)(3)                       Specimen certificate for shares of beneficial interest of the Global
                             Growth Portfolio (now known as T. Rowe Price International Stock
                             Portfolio) is incorporated by reference to Post-Effective Amendment
                             No. 14.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(c)(4)                       Specimen certificate for shares of beneficial interest of the Quest for Value Equity Portfolio (now known as Capital Guardian Value
                             Portfolio) is incorporated by reference to Post-Effective Amendment
                             No. 14.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(c)(5)                       Specimen   certificate  for  shares  of  beneficial
                             interest of the Quest for Value Small Cap Portfolio
                             (now known as Dreyfus Small Cap Value Portfolio) is
                             incorporated   by   reference   to   Post-Effective
                             Amendment No. 14.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(c)(6)                       Specimen certificate for shares of beneficial interest of the U.S.
                             Government Securities Portfolio (now known as Dreyfus U.S. Government
                             Securities Portfolio) is incorporated by reference to Post-Effective
                             Amendment No. 14.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(c)(7)                       Specimen certificate for shares of beneficial interest of the T. Rowe
                             Price Equity Income Portfolio is incorporated by reference to
                             Post-Effective Amendment No. 14.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(c)(8)                       Specimen certificate for shares of beneficial interest of the T. Rowe
                             Price Growth Stock Portfolio is incorporated by reference to
                             Post-Effective Amendment No. 14.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(c)(9)                       Specimen certificate for shares of beneficial interest of the
                             Opportunity Value Portfolio (now known as Jennison Growth Portfolio)
                             is incorporated by reference to Post-Effective Amendment No. 15 to the
                             Registration Statement as filed with the SEC on August 21, 1996
                             ("Post-Effective Amendment No. 15").
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(c)(10)                      Specimen certificate for shares of beneficial interest of the Enhanced
                             Index Portfolio (now known as Endeavor Enhanced Index Portfolio)is incorporated by reference to Post-Effective Amendment No. 15.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(c)(11)                      Specimen   certificate  for  shares  of  beneficial
                             interest of the Select 50  Portfolio  (now known as
                             Capital Guardian Global  Portfolio) is incorporated
                             by reference to Post-Effective  Amendment No. 18 to
                             the Registration Statement as filed with the SEC on
                             July 18, 1997 ("Post-Effective Amendment No. 18").

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(c)(12)                      Specimen certificate for shares of beneficial interest of the Endeavor
                             High Yield Portfolio is incorporated by reference to Post-Effective
                             Amendment No. 23 as filed with the SEC on March 18, 1998
                             ("Post-Effective Amendment No. 23").
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(c)(13)                      Specimen certificate for shares of beneficial interest of the Endeavor
                             Janus Growth Portfolio is incorporated by reference to Post-Effective
                             Amendment No. 24 as filed with the SEC on November 25, 1998
                             ("Post-Effective Amendment No. 24").
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(c)(14)                      Specimen certificate for shares of beneficial interest of the Capital
                             Guardian U.S. Equity Portfolio is incorporated by reference to
                             Post-Effective Amendment No. 31 as filed with the SEC on June 2, 2000
                             ("Post-Effective Amendment No. 31").
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(1)                       Management Agreement dated July 22, 1999 between Registrant and
                             Endeavor Management Co. is incorporated by reference to Post-Effective
                             Amendment No. 29 as filed with the SEC on February 29, 2000
                             ("Post-Effective Amendment No. 29").
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(2)                       Investment Advisory Agreement between OpCap Advisors and Endeavor
                             Management Co. with respect to the Endeavor Value Equity Portfolio is incorporated by reference to Post-Effective Amendment No. 29.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(3)                       Investment Advisory Agreement between The Dreyfus Corporation and
                             Endeavor Management Co. with respect to the Dreyfus U.S. Government
                             Securities Portfolio is incorporated by reference to Post-Effective
                             Amendment No. 29.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(4)                       Investment Advisory Agreement between T. Rowe Price Associates, Inc.
                             and Endeavor Management Co. with respect to the T. Rowe Price Equity
                             Income Portfolio is incorporated by reference to Post-Effective
                             Amendment No. 29.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(5)                       Investment Advisory Agreement between T. Rowe Price Associates, Inc.
                             and Endeavor Management Co. with respect to the T. Rowe Price Growth
                             Stock Portfolio is incorporated by reference to Post-Effective
                             Amendment No. 29.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(6)                       Investment Advisory Agreement between T. Rowe Price International,

                             Inc. and Endeavor Management Co. with respect to the T. Rowe Price
                             International Stock Portfolio is  incorporated by reference to
                                                                ===========================
                             Post-Effective Amendment No. 32 as filed with the SEC on August 11,
                             ===================================================================
                             2000 ("Post-Effective Amendment No. 32").
                             ========================================

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(7)                       Investment Advisory Agreement between The Dreyfus Corporation and
                             Endeavor Management Co. with respect to the Dreyfus Small Cap Value
                             Portfolio is incorporated by reference to Post-Effective Amendment No.
                             29.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(8)                       Investment Advisory Agreement between OpCap Advisors and Endeavor
                             Management Co. with respect to the Endeavor Opportunity Value
                             Portfolio is incorporated by reference to Post-Effective Amendment No.
                             29.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(9)                       Investment Advisory Agreement between J.P. Morgan Investment
                             Management Inc. and Endeavor Management Co. with respect to the
                             Endeavor Enhanced Index Portfolio is incorporated by reference to
                             Post-Effective Amendment No. 29.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(d)(10)                      Investment Advisory Agreement between Montgomery Asset Management, LLC and Endeavor Management Co. with respect to the Endeavor Select 50
                             Portfolio (formerly known as Endeavor Select Portfolio) is
                                        =========
                             incorporated by reference to Post-Effective Amendment No. 29.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(11)                      Investment Advisory Agreement between Morgan Stanley Dean Witter Asset
                             Management Inc. and Endeavor Management Co. with respect to Endeavor
                             Money Market Portfolio is incorporated by reference to Post-Effective
                             Amendment No. 29.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(12)                      Investment Advisory Agreement between Morgan Stanley Dean Witter Asset
                             Management Inc. and Endeavor Management Co. with respect to Endeavor
                             Asset Allocation Portfolio is incorporated by reference to
                             Post-Effective Amendment No. 29.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(13)                      Investment Advisory Agreement between Massachusetts Financial Services
                             Company and Endeavor Management Co. with respect to Endeavor High
                             Yield Portfolio is incorporated by reference to Post-Effective
                             Amendment No. 29.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(14)                      Investment Advisory Agreement between Janus Capital Corporation and
                             Endeavor Management Co. with respect to Endeavor Janus Growth
                             Portfolio is incorporated by reference to Post-Effective Amendment No.
                             29.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(15)                      Form of Amendment No. 1 to Management Agreement between Registrant and
                             Endeavor Management Co. is incorporated by reference to Post-Effective
                             Amendment No. 30.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(16)                      Amendment No. 1 to Investment Advisory Agreement between Montgomery
                             Asset Management, LLC and Endeavor Management Co. is incorporated by reference to Post-Effective Amendment No. 30.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(d)(17)                      Form of Amendment No. 2 to Management Agreement between Registrant and
                             Endeavor Management Co. is  incorporated by reference to
                                                          ===========================
                             Post-Effective Amendment No. 32.
                             ===============================

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(18)                      Form of Investment Advisory Agreement between Capital Guardian Trust
                             Company and Endeavor Management Co. with respect to the Capital
                             Guardian Value Portfolio (formerly known as Endeavor Value Equity
                             Portfolio) is incorporated by reference to Post-Effective Amendment
                             No. 31.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(d)(19)                      Form of Investment Advisory Agreement between Jennison Associates LLC and Endeavor Management Co. with respect to the Jennison Growth
                             Portfolio (formerly known as Endeavor Opportunity Value Portfolio) is incorporated by reference to Post-Effective Amendment No. 32.
                               ============================================================

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(20)                      Form of Investment Advisory Agreement between Capital Guardian Trust
                             Company and Endeavor Management Co. with respect to the Capital
                             Guardian Global Portfolio (formerly known as Endeavor Select
                             Portfolio) is incorporated by reference to Post-Effective Amendment
                             No. 31.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(21)                      Form of Investment Advisory Agreement between Capital Guardian Trust
                             Company and Endeavor Management Co. with respect to the Capital
                             Guardian U.S. Equity Portfolio is incorporated by reference to
                             Post-Effective Amendment No. 31.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(e)(1)                       Participation Agreement between Registrant, Endeavor Management Co.
                             and PFL Life Insurance Company (currently known as Transamerica Life
                                                            =====================================
                             Insurance Company) is incorporated by reference to Post-Effective
                             ==================
                             Amendment No. 14.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(e)(2)                       Distribution Agreement between the Registrant and Endeavor Group is incorporated by reference to Post-Effective Amendment No. 24.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(f)                          Not Applicable.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(g)(1)                       Custody Agreement between Registrant and Boston Safe Deposit and Trust
                             Company is incorporated by reference to Post-Effective Amendment No.
                             14.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(g)(2)                       Supplement   dated   April  19,   1993  to  Custody
                             Agreement   between   Registrant  and  Boston  Safe
                             Deposit and Trust Company with respect to the Quest
                             for  Value  Equity  Portfolio  and  Quest for Value
                             Small Cap Portfolio is incorporated by reference to
                             Post-Effective Amendment No. 14.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(g)(3)                       Supplement dated December 30, 1994 to Custody Agreement between
                             Registrant and Boston Safe Deposit and Trust Company with respect to the T. Rowe Price Equity Income Portfolio and T. Rowe Price Growth
                             Stock Portfolio is incorporated by reference to Post-Effective
                             Amendment No. 14.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(g)(4)                       Supplement   dated   March  25,   1994  to  Custody
                             Agreement   between   Registrant  and  Boston  Safe
                             Deposit and Trust  Company with respect to the U.S.
                             Government  Securities Portfolio is incorporated by
                             reference to Post-Effective Amendment No. 14.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(g)(5)                       Supplement   dated  November  4,  1996  to  Custody
                             Agreement   between   Registrant  and  Boston  Safe
                             Deposit  and  Trust  Company  with  respect  to the
                             Opportunity  Value  Portfolio  and  Enhanced  Index
                             Portfolio   is   incorporated   by   reference   to
                             Post-Effective Amendment No. 16.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(g)(6)                       Supplement to Custody Agreement between  Registrant
                             and Boston  Safe  Deposit  and Trust  Company  with
                             respect to the Endeavor Select Portfolio  (formerly
                             known  as   Endeavor   Select  50   Portfolio   and
                             Montgomery  Select 50 Portfolio) is incorporated by
                             reference to Post-Effective Amendment No. 24.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(g)(7)                       Supplement to Custody Agreement between Registrant and Boston Safe
                             Deposit and Trust Company with respect to Endeavor High Yield
                             Portfolio is incorporated by reference to Post-Effective Amendment No.
                             24.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(g)(8)                       Supplement to Custody Agreement between Registrant and Boston Safe
                             Deposit and Trust Company with respect to Endeavor Janus Growth
                             Portfolio is incorporated by reference to Post-Effective Amendment No.
                             26 as filed with the SEC on February 22, 1999 ("Post-Effective
                             Amendment No. 26").
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(g)(9)                       Form of Supplement to Custody Agreement between Registrant and Boston
                             Safe Deposit and Trust Company with respect to Capital Guardian U.S.
                             Equity Portfolio is incorporated by reference to Post-Effective
                             Amendment No. 31.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(h)(1)                       Transfer Agency and Registrar Agreement between Registrant and The
                             Shareholder Services Group, Inc. (now known as   PFPC Inc.) is
                             incorporated by reference to Post-Effective Amendment No. 14.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(h)(2)                       License Agreement between Endeavor Management Co. and Registrant is incorporated by reference to Post-Effective Amendment No. 14.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(h)(3)                       Amendment to License Agreement between Endeavor Management Co. and
                             Registrant is incorporated by reference to Post-Effective Amendment
                             No. 14.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(h)(4)                       Administration Agreement between Endeavor Management Co. and The
                             Boston Company Advisors, Inc. is incorporated by reference to
                             Post-Effective Amendment No. 14.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(h)(5)                       Supplement dated April 19, 1993 to Administration Agreement between
                             Endeavor Investment Advisers and The Boston Company Advisors, Inc.,
                             with respect to the Quest for Value Equity Portfolio and Quest for
                             Value Small Cap Portfolio is incorporated by reference to
                             Post-Effective Amendment No. 14.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(h)(6)                       Amendment No. 2 dated April 1, 1994 to Administration Agreement between Endeavor Investment Advisers and The Boston Company Advisors,
                             Inc. is incorporated by reference to Post-Effective Amendment No. 22.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(h)(7)                       Consent to Assignment of Administration Agreement dated May 4, 1994 between Endeavor Investment Advisers and The Boston Company Advisors,
                             Inc. to The Shareholder Services Group, Inc. (currently known as PFPC
                             Inc.) is incorporated by reference to Post-Effective Amendment No. 14.
                                                                                                  =

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(h)(8)                       Supplement dated October 24, 1994 to Administration Agreement between
                             Endeavor Investment Advisers and The Shareholder Services Group, Inc.
                             (currently known as PFPC Inc.) with respect to the T. Rowe Price
                             Equity Income Portfolio and T. Rowe Price Growth Stock Portfolio is
                             incorporated by reference to Post-Effective Amendment No. 14.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(h)(9)                       Supplement dated March 25, 1994 to Administration Agreement between
                             Endeavor Investment Advisers and The Boston Company Advisors, Inc.
                             (currently known as PFPC Inc.) with respect to the U.S. Government
                             Securities Portfolio is incorporated by reference to Post-Effective
                             Amendment No. 14.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(h)(10)                      Amendment No. 3 dated July 1, 1996 to Administration Agreement between
                             Endeavor Investment Advisers and First Data Investor Services Group,
                             Inc. (currently known as PFPC Inc.) is incorporated by reference to
                             Post-Effective Amendment No. 16.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(h)(11)                      Supplement dated November 4, 1996 to Administration Agreement between
                             Endeavor Investment Advisers and First Data Investor Services Group,
                             Inc. (currently known as PFPC Inc.) with respect to Opportunity Value
                             Portfolio and Enhanced Index Portfolio is incorporated by reference to
                             Post-Effective Amendment No. 22.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(h)(12)                      Amendment No. 4 dated July 1, 1997 to Administration Agreement between
                             Endeavor Investment Advisers and First Data Investor Services Group,
                             Inc. (currently known as PFPC Inc.) is incorporated by reference to
                             Post-Effective Amendment No. 22.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(h)(13)                      Amended and Restated Administration Agreement dated as of July 1, 1997 between Endeavor Investment Advisers and First Data Investor Services
                             Group, Inc. (currently known as PFPC Inc.) is incorporated by reference to Post-Effective Amendment No. 22.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(h)(14)                      Supplement dated January 28, 1998 to Administration Agreement between
                             Endeavor Investment Advisers and First Data Investor Services Group,
                             Inc. (currently known as PFPC Inc.) with respect to Endeavor Select 50
                             Portfolio is incorporated by reference to Post-Effective Amendment No.
                             22.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(h)(15)                      Amendment No. 5 to Administration Agreement dated January 28, 1998 between Endeavor Investment Advisers and First Data Investor Services
                             Group, Inc. (currently known as PFPC Inc.) is incorporated by reference to Post-Effective Amendment No. 22.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(h)(16)                      Amendment No. 1 to Amended and Restated Administration Agreement dated
                             June 1, 1998 with respect to Endeavor Select 50 Portfolio (now known as Endeavor Select Portfolio) and Endeavor High Yield Portfolio is
                             incorporated by reference to Post-Effective Amendment No. 24.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(h)(17)                      Amendment No. 2 to Amended and Restated Administration Agreement dated as of February 1, 1999 with respect to Endeavor Janus Growth Portfolio is incorporated by reference to Post-Effective Amendment No. 26.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(h)(18)                      Form of Amendment No. 3 to Amended and Restated Administration
                             Agreement dated as of February 1, 1999 with respect to Capital
                             Guardian U.S. Equity Portfolio is  incorporated by reference to
                                                                 ===========================
                             Post-Effective Amendment No. 32.
                             ===============================

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(i)                          Not Applicable.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(j)                          Consent of Independent Auditors is filed herein.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(k)                          Not Applicable.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(l)                          Subscription Agreement between Registrant and PFL Life Insurance
                             Company (currently known as Transamerica Life Insurance Company) is
                                     ========================================================
                             incorporated by reference to Post-Effective Amendment No. 14.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(m)                          Brokerage Enhancement Plan incorporated by reference to Post-Effective
                             Amendment No. 21.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(n)                          Not Applicable.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(o)                          Not Applicable.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(p)(1)                       Code of Ethics of Endeavor Series Trust is incorporated by reference to Post-Effective Amendment No. 30.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(p)(2)                       Code of Ethics of Endeavor Management Co. is incorporated by reference to Post-Effective Amendment No. 30.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(p)(3)                       Code of Ethics of Transamerica Capital, Inc. (formerly known as
                             Endeavor Group) is incorporated by reference to Post-Effective
                             Amendment No. 30.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(p)(4)                       Code of Ethics of Oppenheimer Capital is incorporated by reference to
                             Post-Effective Amendment No. 30.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(p)(5)                       Code of Ethics of Janus Capital Corporation is filed herein.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(p)(6)                       Code of Ethics of T. Rowe Price Associates, Inc. is filed herein.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(p)(7)                       Code of Ethics of T. Rowe Price  International, Inc. is  filed
                                               ==                                       ===
                             herein.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(p)(8)                       Code of Ethics of Montgomery Asset Management, LLC is incorporated by reference to Post-Effective Amendment No. 30.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(p)(9)                       Code of Ethics of J.P. Morgan Investment Management Inc. is
                             incorporated by reference to Post-Effective Amendment No. 30.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(p)(10)                      Code of Ethics of Morgan Stanley Asset Management is incorporated by reference to Post-Effective Amendment No. 30.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(p)(11)                      Code of Ethics of Massachusetts Financial Services Company is  filed
                                                                                             ====
                             herein.
                             ======

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(p)(12)                      Code of Ethics of The Dreyfus Corporation is incorporated by reference to Post-Effective Amendment No. 30.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(p)(13)                      Code of Ethics of Capital Guardian Trust Company is incorporated by reference to Post-Effective Amendment No. 31.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(p)(14)                      Code of Ethics of Jennison Associates LLC is incorporated by reference to Post-Effective Amendment No. 31.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(q)                          Powers of Attorney are incorporated by reference to Post-Effective
                             Amendment Nos. 14, 16, 18, 20 (as filed with the SEC on October 28,
                             1997), 22, 24 and 31 and are filed herein.
                                                  ====================

---------------------------- ------------------------------------------------------------------------

Item 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
         -------------------------------------------------------------


         As of the effective date of this Post-Effective Amendment, Transamerica Life Insurance Company's separate accounts, VA A, VA B, VA C, VA D; AUSA Life Insurance Company, Inc.'s separate account, VA BNY; and one of People's Benefit Life Insurance Company's separate accounts, People's Benefit Life Insurance Company Separate Account V, held all the outstanding shares of the Registrant. Transamerica Life Insurance Company, a stock life insurance company organized under the laws of the State of Iowa, AUSA Life Insurance Company, Inc., a stock life insurance company organized under the laws of the State of New York, and People's Benefit Life Insurance Company, an Iowa stock life insurance company are each wholly-owned indirect subsidiaries of AEGON USA, Inc., an Iowa corporation. All of the stock of AEGON USA, Inc. is indirectly owned by AEGON n.v. of The Netherlands.


Item 25.  INDEMNIFICATION

         Reference is made to the following documents:

               Agreement and Declaration of Trust, as amended, as filed as Exhibits (a)(1) - (a)(11) hereto;

               Amended and Restated By-Laws as filed as Exhibit 2 hereto; and

               Participation Agreement between Registrant, Endeavor Management Co. and PFL Life Insurance Company as filed as Exhibit (e)(1) hereto.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act") may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by any such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


         The Registrant, its Trustees and officers, Endeavor Management Co. (the "Manager"), and persons affiliated with them are insured under a policy of insurance maintained by the Registrant and the Manager within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such Trustees or officers. The policy expressly excludes coverage for any Trustee or officer whose personal dishonesty, fraudulent breach of trust, lack of good faith, or intention to deceive or defraud has been finally adjudicated or may be established or who willfully fails to act prudently.


Item 26. (a)      Business and Other Connections of the Investment Adviser
                  --------------------------------------------------------

                  Investment Adviser - Endeavor Management Co.

                  The Manager, a wholly-owned subsidiary of AUSA

Holding Company, an affiliate of Transamerica Life Insurance Company, is a registered investment adviser providing investment management and administrative services to the Registrant.


                  The list required by this Item 26 of officers and directors of the Manager together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedule A and D of Form ADV filed by the Manager pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-34064).

Item 26. (a)      Business and Other Connections of Investment Adviser

                  Investment Adviser - Morgan Stanley Asset Management

                  Morgan Stanley Asset Management ("Morgan Stanley") is a wholly-owned subsidiary of Morgan Stanley, Dean Witter and Co. Morgan Stanley provides a broad range of portfolio management services to customers in the United States and abroad.

                  The list required by this Item 26 of officers and directors of Morgan Stanley, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by Morgan Stanley pursuant to the Investment Advisers Act of 1940 (SEC file No. 801-15757).

Item 26  (a)      Business and Other Connections of Investment Adviser

                  Investment Adviser - The Dreyfus Corporation

                  The Dreyfus Corporation ("Dreyfus") is a wholly owned subsidiary of Mellon Bank, N.A. Dreyfus is a registered investment adviser founded in 1947 providing a variety of investment management services for clients.

                  The list required by this Item 26 of the officers and directors of Dreyfus, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by Dreyfus pursuant to the Investment Advisers Act of 1940 (SEC file No. 801-8147).

Item 26  (a)      Business and Other Connections of Investment Adviser

                  Investment Adviser - T. Rowe Price Associates, Inc.

     T. Rowe Price Associates, Inc. ("T. Rowe Price") serves as investment manager to a variety of individual and institutional investors, including limited and real estate partnerships and other mutual funds.

                  The list required by this Item 26 of officers and directors of
T. Rowe Price together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by T. Rowe Price pursuant to the Investment Advisers Act of 1940 (SEC file No. 801-856).

Item 26  (a)      Business and Other Connections of Investment Adviser


                  Investment Adviser - T. Rowe Price  International, Inc.
                                       ==

                    T. Rowe Price International, Inc. ("Price International") is a subsidiary of T. Rowe Price.


                  The list required by this Item 26 of officers and directors of Price International, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by Price International pursuant to the Investment Advisers Act of 1940 (SEC file No. 801-14714).


Item 26  (a)      Business and Other Connections of Investment Adviser

                  Investment Adviser - J.P. Morgan Investment Management Inc.

     J.P. Morgan Investment Management Inc. ("Morgan") manages employee benefit funds of corporations, labor unions and state and local governments and the accounts of other institutional investors, including investment companies.

                  The list required by this Item 26 of officers and directors of Morgan, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by Morgan pursuant to the Investment Advisers Act of 1940 (SEC file No. 801-21011).

Item 26  (a)      Business and Other Connections of Investment Adviser

                  Investment Adviser - Jennison Associates LLC

                  Jennison Associates LLC ("Jennison") is a wholly-owned subsidiary of The Prudential Insurance Company of America. Jennison serves as investment manager to a variety of individual and institutional investors, including other mutual funds.

                  The list required by this Item 26 of officers and directors of Jennison together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedules B and D of Form ADV filed by Jennison pursuant to the Investment Advisers Act of 1940 (SEC file No. 801-5608).

Item 26  (a)      Business and Other Connections of Investment Adviser

                  Investment Adviser - Massachusetts Financial Services Company

                  Massachusetts Financial Services Company ("MFS") serves as investment manager to a variety of individual and institutional investors, including other mutual funds.

                  The list required by this Item 26 of officers and directors of MFS together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by MFS pursuant to the Investment Advisers Act of 1940 (SEC file No. 801-17352).

Item 26  (a)      Business and Other Connections of Investment Adviser

                  Investment Adviser - Janus Capital Corporation


                  Janus Capital Corporation ("Janus") is a majority-owned subsidiary of Stilwell Financial, Inc. Janus provides investment management and related services to mutual funds, individual, corporate, charitable and retirement accounts.


                  The list required by this Item 26 of officers and directors of Janus, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by Janus pursuant to the Investment Advisers Act of 1940 (SEC file No. 801-13991).

Item 26  (a)      Business and Other Connections of Investment Adviser

                  Investment Adviser - Capital Guardian Trust Company

                  Capital Guardian Trust Company ("Capital Guardian") serves as investment manager to a variety of individual and institutional investors, including other mutual funds. Capital Guardian is a "bank" under Section 202(a)(2) of the Investment Advisers Act of 1940 (the "Act") and is therefore exempt under the Act from the registration and annual Form ADV filing requirements for investment advisers.

                  The information as to the directors and officers of Capital Guardian is set forth below. To the knowledge of the Trust, none of the directors or officers of Capital Guardian is or has been at anytime during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except as set forth below.

                  These persons may be contacted c/o Capital Guardian Trust Company, 333 South Hope Street, Los Angeles, California 90071.

------------------------------------------------ -------------------------------------------------------------------------
                     Name                                           Affiliations Within Last Two Years
------------------------------------------------ -------------------------------------------------------------------------
------------------------------------------------ -------------------------------------------------------------------------

 Andrew F.  Barth                                Director,   Capital
                                                 Guardian   Trust   Company  and
                                                 Capital Research and Management
                                                 Company;  Director and Research
                                                 Director, Capital International
                                                 Research,    Inc.;   President,
                                                 Capital    Guardian    Research
                                                 Company;  Formerly Director and
                                                 Executive    Vice    President,
                                                 Capital    Guardian    Research
                                                 Company.


------------------------------------------------ -------------------------------------------------------------------------
------------------------------------------------ -------------------------------------------------------------------------

Michael D. Beckman                               Director, Senior Vice President and Treasurer , Capital Guardian
                                                 =========                        ===
                                                 Trust Company; Director, Capital Guardian Trust Company of Nevada;
                                                 Treasurer, Capital International Research, Inc. and Capital Guardian
                                                 Research Company; Director and Treasurer, Capital Guardian (Canada),
                                                 Inc.; Formerly Chairman and Director, Capital International Asia
                                                 Pacific Management Company.

------------------------------------------------ -------------------------------------------------------------------------
------------------------------------------------ -------------------------------------------------------------------------

Michael A. Burik                                 Senior Counsel, The Capital Group Companies, Inc.; Senior Vice
                                                 President and Senior Counsel, Capital Guardian Trust Company.
                                                           ==================

------------------------------------------------ -------------------------------------------------------------------------
------------------------------------------------ -------------------------------------------------------------------------
Elizabeth A. Burns                               Senior Vice President, Capital Guardian Trust Company.
------------------------------------------------ -------------------------------------------------------------------------
------------------------------------------------ -------------------------------------------------------------------------
Larry P. Clemmensen                              Director, Capital Guardian Trust Company and American Funds
                                                 Distributors, Inc.; Chairman and Director, American Funds Service
                                                 Company; Director and President, The Capital Group Companies, Inc. and
                                                 Capital Management Services, Inc.; Senior Vice President and Director,
                                                 Capital Research and Management Company; Treasurer, Capital Strategy,
                                                 Inc.
------------------------------------------------ -------------------------------------------------------------------------
------------------------------------------------ -------------------------------------------------------------------------
Kevin G. Clifford                                Director and President, American Funds Distributors, Inc.; Director,
                                                 Capital Guardian Trust Company
------------------------------------------------ -------------------------------------------------------------------------
------------------------------------------------ -------------------------------------------------------------------------

Roberta A. Conroy                                Senior Vice President, Director and Senior Counsel, Capital Guardian
                                                                                     ======
                                                 Trust Company; Senior Vice President and Secretary, Capital
                                                 International, Inc.; Assistant General Counsel, The Capital Group
                                                 Companies, Inc.; Secretary, Capital Guardian International, Inc.;
                                                 Formerly, Secretary, Capital Management Services, Inc.

------------------------------------------------ -------------------------------------------------------------------------
------------------------------------------------ -------------------------------------------------------------------------
John B. Emerson                                  Senior Vice President, Capital Guardian Trust Company; Director,
                                                 Capital Guardian Trust Company, a Nevada Corporation.
------------------------------------------------ -------------------------------------------------------------------------
------------------------------------------------ -------------------------------------------------------------------------
Michael Ericksen                                 Director  and  Senior
                                                 Vice     President,     Capital
                                                 Guardian     Trust     Company;
                                                 Director    and   Senior   Vice
                                                 President,              Capital
                                                 International Limited.

------------------------------------------------ -------------------------------------------------------------------------
------------------------------------------------ -------------------------------------------------------------------------
David I. Fisher                                  Vice Chairman and Director, Capital International, Inc., Capital
                                                 International Limited and Capital International K.K.; Chairman and
                                                 Director, Capital International S.A. and Capital Guardian Trust
                                                 Company; Director and President, Capital International Limited
                                                 (Bermuda); Director, The Capital Group Companies, Inc., Capital
                                                 International Research, Inc., Capital Group Research, Inc. and Capital
                                                 Research and Management Company.
------------------------------------------------ -------------------------------------------------------------------------
------------------------------------------------ -------------------------------------------------------------------------
Richard N. Havas                                 Senior Vice President, Capital Guardian Trust Company, Capital
                                                 International, Inc. and Capital International Limited; Director and
                                                 Senior Vice President, Capital International Research, Inc.; Director
                                                 and Senior Vice President, Capital Guardian (Canada), Inc.
------------------------------------------------ -------------------------------------------------------------------------
------------------------------------------------ -------------------------------------------------------------------------
Frederick M. Hughes, Jr.                         Senior Vice President, Capital Guardian Trust Company.
------------------------------------------------ -------------------------------------------------------------------------
------------------------------------------------ -------------------------------------------------------------------------

William H. Hurt                                  Director and Senior Vice President , Capital Guardian Trust Company;
                                                 ============
                                                 Chairman and Director, Capital Guardian Trust Company, a Nevada
                                                 Corporation and Capital Strategy Research, Inc.; Formerly, Director,
                                                 The Capital Group Companies, Inc.

------------------------------------------------ -------------------------------------------------------------------------
------------------------------------------------ -------------------------------------------------------------------------

Peter C. Kelly                                   Senior Vice President and Senior Counsel, Capital Guardian Trust
                                                                       ==================
                                                 Company; Assistant General Counsel, The Capital Group Companies, Inc.;
                                                 Director and Senior Vice President, Capital International, Inc.

------------------------------------------------ -------------------------------------------------------------------------
------------------------------------------------ -------------------------------------------------------------------------
Robert G. Kirby                                  Chairman Emeritus, Capital Guardian Trust Company; Senior Partner, The
                                                 Capital Group Companies, Inc.
------------------------------------------------ -------------------------------------------------------------------------
------------------------------------------------ -------------------------------------------------------------------------

Nancy J. Kyle                                    Director and Senior Vice President and Director, Capital Guardian Trust
                                                 ============
                                                 Company; President and Director, Capital Guardian (Canada), Inc.

------------------------------------------------ -------------------------------------------------------------------------
------------------------------------------------ -------------------------------------------------------------------------
Karin L. Larson                                  Director, The Capital Group Companies, Inc., Capital Group Research,
                                                 Inc., and Capital Guardian Trust Company; Director and Chairman,
                                                 Capital Guardian Research Company and Capital International Research,
                                                 Inc.; Formerly, Director and Senior Vice President, Capital Guardian
                                                 Research Company.
------------------------------------------------ -------------------------------------------------------------------------
------------------------------------------------ -------------------------------------------------------------------------

 James R. Mulally                                Director and Senior
                                                 Vice     President,     Capital
                                                 Guardian Trust Company;  Senior
                                                 Vice     President,     Capital
                                                 International   Limited;   Vice
                                                 President,   Capital   Research
                                                 Company;  Formerly,   Director,
                                                 Capital    Guardian    Research
                                                 Company.


------------------------------------------------ -------------------------------------------------------------------------
------------------------------------------------ -------------------------------------------------------------------------

Shelby Notkin                                    Senior Vice President, Capital Guardian Trust Company; Director,
                                                 Capital Guardian Trust Company, a Nevada Corporation.
                                                                                 =

------------------------------------------------ -------------------------------------------------------------------------
------------------------------------------------ -------------------------------------------------------------------------
Mary M. O'Hern                                   Senior Vice President, Capital Guardian Trust Company and Capital
                                                 International Limited; Vice President, Capital International, Inc.
------------------------------------------------ -------------------------------------------------------------------------
------------------------------------------------ -------------------------------------------------------------------------
Jeffrey C. Paster                                Senior Vice President, Capital Guardian Trust Company.
------------------------------------------------ -------------------------------------------------------------------------
------------------------------------------------ -------------------------------------------------------------------------
Robert V. Pennington                             Senior Vice President, Capital Guardian Trust Company; President and
                                                 Director, Capital Guardian Trust Company, a Nevada Corporation.
------------------------------------------------ -------------------------------------------------------------------------
------------------------------------------------ -------------------------------------------------------------------------
Jason M. Pilalas                                 Director, Capital Guardian Trust Company; Senior Vice President and
                                                 Director, Capital International Research, Inc.; Formerly, Director and
                                                 Senior Vice President, Capital Guardian Research Company.
------------------------------------------------ -------------------------------------------------------------------------
------------------------------------------------ -------------------------------------------------------------------------
George L. Romine, Jr.                            Senior Vice President, Capital Guardian Trust Company
------------------------------------------------ -------------------------------------------------------------------------
------------------------------------------------ -------------------------------------------------------------------------
Robert Ronus                                     Director and President, Capital Guardian Trust Company; Chairman and
                                                 Director, Capital Guardian (Canada), Inc.; Director, Capital
                                                 International, Inc. and Capital Guardian Research Company; Senior Vice
                                                 President, Capital International, Inc., Capital International Limited
                                                 and Capital International S.A.; Formerly, Chairman, Capital Guardian
                                                 International Research Company and Director, Capital International, Inc.
------------------------------------------------ -------------------------------------------------------------------------
------------------------------------------------ -------------------------------------------------------------------------
James F. Rothenberg                              Director, American Funds Distributors, Inc., American Funds Service
                                                 Company, The Capital Group Companies, Inc., Capital Group Research,
                                                 Inc., Capital Guardian Trust Company and Capital Management Services,
                                                 Inc.; Director and President, Capital Research and Management, Inc.;
                                                 Formerly, Director, Capital Guardian Trust Company, a Nevada
                                                 Corporation and Capital Research Company.
------------------------------------------------ -------------------------------------------------------------------------
------------------------------------------------ -------------------------------------------------------------------------

Theodore R. Samuels                              Director and Senior Vice President , Capital Guardian Trust Company;
                                                 ============
                                                 Director, Capital International Research, Inc.; Formerly, Director,
                                                 Capital Guardian Research Company.

------------------------------------------------ -------------------------------------------------------------------------
------------------------------------------------ -------------------------------------------------------------------------
Lionel A. Sauvage                                Director and Senior Vice President, Capital Guardian Trust Company;
                                                 Vice President, Capital International Research, Inc.;  Formerly,
                                                 Director, Capital Guardian Research Company.
------------------------------------------------ -------------------------------------------------------------------------
------------------------------------------------ -------------------------------------------------------------------------

John H. Seiter                                   Director    and
                                                 Executive   Vice   President  ,
                                                 Capital Guardian Trust Company;
                                                 Senior Vice President,  Capital
                                                 Group International,  Inc; Vice
                                                 President,  The  Capital  Group
                                                 Companies, Inc.


------------------------------------------------ -------------------------------------------------------------------------
------------------------------------------------ -------------------------------------------------------------------------

Eugene P. Stein                                  Director and Executive Vice President , Capital Guardian Trust
                                                 ============
                                                 Company; Formerly, Director, Capital Guardian Research Company.

------------------------------------------------ -------------------------------------------------------------------------
------------------------------------------------ -------------------------------------------------------------------------
Phil A. Swan                                     Senior Vice President, Capital Guardian Trust Company.
------------------------------------------------ -------------------------------------------------------------------------
------------------------------------------------ -------------------------------------------------------------------------
Shaw B. Wagener                                  Director, Capital Guardian Trust Company, Capital International Asia
                                                 Pacific Management Company S.A., Capital Research and Management
                                                 Company and Capital International Management Company S.A.; President
                                                 and Director, Capital International, Inc.; Senior Vice President,
                                                 Capital Group International, Inc.
------------------------------------------------ -------------------------------------------------------------------------
------------------------------------------------ -------------------------------------------------------------------------
Joanne Weckbacher                                Senior Vice President, Capital Guardian Trust Company.
------------------------------------------------ -------------------------------------------------------------------------
------------------------------------------------ -------------------------------------------------------------------------
Eugene M. Waldron                                Senior Vice President, Capital Guardian Trust Company.
------------------------------------------------ -------------------------------------------------------------------------

Item 27  Principal Underwriter

                  (a)      Inapplicable

                  (b)      Officers and Directors of Transamerica Capital, Inc.
                           ----------------------------------------------------

               Name and Principal                      Positions and Offices With       Positions and Offices with
                                                                                                              ----
                Business Address                               Underwriter                      Registrant
                ----------------                               -----------                      ----------
David Bullock                                      Chairman, Chief Executive Officer,     ---
                                                   President and Director


Larry Norman                                       Director                               ---
                                                                                        ==

Bart Herbert, Jr.                                  Director                               ---
            =====

 Michael Rose                                     Executive Vice President               ---
  ============

Michael Carpenter                                  Executive Vice President

Mark Block                                         Senior Vice President, Chief           ---
                                                   Financial Officer
Matthew Coben                                      Senior Vice President                  ---
Michael Brandsma                                   Senior Vice President                  ---
Richard Cardall                                    Senior Vice President                  ---
Mark Schofield                                     Senior Vice President                  ---

  Albert Haworth                                  Senior Vice President                  ---
   ==============
Kevin Grant                                        Senior Vice President                 ---
                                                                                         ===
Kenneth Naes                                       Vice President                         ---
============                                       ==============


Roseann Morrison                                   Vice President                         ---


 Christopher Zygiel                               Vice President                         ---
  ==================

Steven Weber                                       Vice President                         ---
============                                       ==============                       =====
Timothy Long                                       Vice President                         ---
============                                       ==============                       =====
John Sabey                                         Vice President                         ---
==========                                         ==============                       =====

Arnold Mayster                                     First  Vice President                 ---
==============                                     =====


Frank Camp                                         Secretary                              ---

         The principal business address of each officer and director is 4600 South Syracuse Street, Suite 1180, Denver, Colorado 80237.

         (c)      Inapplicable

Item 28  Location of Accounts and Records


     The Registrant maintains the records required by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 inclusive thereunder at its principal office, located at 4333 Edgewood Road N.E., Cedar Rapids, Iowa 52499 as well as at the offices of its investment advisers and administrator: Morgan Stanley Asset Management Inc., 1221 Avenue of the Americas, New York, New York 10020; The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166; T. Rowe Price Associates, Inc., 100 East Pratt Street, Baltimore, Maryland 21202; T. Rowe Price == International, Inc., 100 East Pratt Street, Baltimore, Maryland 21202; J.P. Morgan Investment Management Inc., 522 Fifth Avenue, New York, New York 10036; Massachusetts Financial Services Company, 500 Boylston Street, Boston, Massachusetts 02116; Janus Capital Corporation, 100 Fillmore Street, Denver, CO 80206; Capital Guardian Trust Company, 333 South Hope Street, Los Angeles, California 90071; Jennison Associates LLC, 466 Lexington Avenue, New York, New York 10017; and PFPC Inc. (formerly, First Data Investor Services Group, Inc.), located at 53 State Street, One Exchange Place, Boston, Massachusetts 02109. Certain records, including records relating to the Registrant's shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main office of the Registrant's transfer agent and dividend disbursing agent, PFPC Inc. and the Registrant's custodian, Boston Safe Deposit and Trust Company, located at One Boston Place, Boston, Massachusetts 02108.


Item 29  Management Services

                  None

Item 30  Undertakings

         (a)      Inapplicable

         (b)      Inapplicable

         (c) The Registrant will furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, the Registrant, ENDEAVOR SERIES TRUST, has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Cedar Rapids, State of Iowa on the 16th day of April, 2001.


                                                     ENDEAVOR SERIES TRUST
                                                              Registrant

                                          By: /s/Vincent J. McGuinness, Jr.*
                                              ------------------------------
                                                 Vincent J. McGuinness, Jr.
                                                 President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature                                          Title                                  Date

/s/Vincent J. McGuinness, Jr.*                     President (principal executive        April 16, 2001
------------------------------                                                            =============
Vincent J. McGuinness, Jr.                         officer), Trustee

/s/Billy J. Berger*                                Chief Financial Officer               April 16, 2001
===================                                                                       =============
 Billy J. Berger                                  (Treasurer)
  ===============

                                                   (principal financial and
                                                   accounting officer)


/s/Vincent J. McGuinness*                          Trustee                               April 16, 2001
-------------------------                                                                 =============

Vincent J. McGuinness


/s/Timothy A. Devine*                              Trustee                             April 16, 2001
---------------------                                                                  ==============

Timothy A. Devine


/s/Steven L. Klosterman*                           Trustee                               April 16, 2001
------------------------                                                                  =============

Steven L. Klosterman


/s/Halbert D. Lindquist*                           Trustee                               April 16, 2001
------------------------                                                                  =============

Halbert D. Lindquist


/s/Keith H. Wood*                                  Trustee                               April 16, 2001
-----------------                                                                         =============

Keith H. Wood


/s/Peter F. Muratore*                              Trustee                               April 16, 2001
---------------------                                                                     =============

Peter F. Muratore

* By: /s/Robert N. Hickey

         Robert N. Hickey
         Attorney-in-fact